      As filed with the Securities and Exchange Commission on July 28, 2006

                                                    1933 Act No.      333-123467
                                                    1940 Act No.       811-21732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                  Pre-Effective Amendment No.                             /_/

                  Post-Effective Amendment No.      2                     /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                  Amendment No.       4                                   /X/

                        (Check appropriate box or boxes)

                                    MGI FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 1166 Avenue of the Americas, New York, NY 10036
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 345-5016
              (Registrant's Telephone Number, including Area Code)

           Cynthia Lo Bessette, Esq., Mercer Global Investments, Inc.
                 1166 Avenue of the Americas, New York, NY 10036
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Bruce G. Leto, Esq.
                              Mark A. Sheehan, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

/_/  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on July 31, 2006 pursuant to paragraph (b) of Rule 485

/_/  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/_/  on (date) pursuant to paragraph (a)(1) of Rule 485

/_/  75 days after filing pursuant to paragraph (a)(2) of Rule 485

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

MGI FUNDS(TM)

     MGI US Large Cap Growth Equity Fund
     MGI US Large Cap Value Equity Fund
     MGI US Small/Mid Cap Growth Equity Fund
     MGI US Small/Mid Cap Value Equity Fund
     MGI Non-US Core Equity Fund
     MGI Core Opportunistic Fixed Income Fund
     MGI High Yield Fixed Income Fund
     MGI US Short Maturity Fixed Income Fund

Prospectus

July 31, 2006

This prospectus offers Class Y-1, Class Y-2, and Class Y-3 shares (together, the
"Class Y Shares") in the eight series (each a "Fund," and together, the "Funds")
of the MGI Funds (the "Trust").  Each class has different ongoing expenses. This prospectus  explains what you should know about each Fund and the Class Y Shares of the Funds before you invest. Please read it carefully.

Mercer Global Investments, Inc. (the "Advisor") manages the Funds.

Neither  the  Securities  and  Exchange  Commission  nor  any  state  securities commission  has  approved or  disapproved  these  securities  or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

          ------------------------------------------------------
          /Not FDIC Insured. May lose value. No bank guarantee./
          ------------------------------------------------------

                                    Contents

                                       i

Appendix

                                       ii

Summary of the Funds

Each Fund's investment objective, principal investment strategies, and principal risks  are set  forth  below.  This  summary  is  intended  to  provide  a brief description of the Funds and how they are managed. More detailed descriptions of the Funds are included  later in this  prospectus  under  "Principal  Investment
Strategies and Related Risks."

The Manager of Managers Structure

The Advisor is responsible for  constructing and monitoring the asset allocation and portfolio  strategies for the Funds,  consistent with each Fund's investment objective,  strategies,  and risks.  The Advisor believes that it is possible to enhance  shareholder  value by using one or more subadvisory firms to manage the assets of each Fund. Therefore,  the Advisor intends to manage each Fund using a
"manager of managers"  approach by selecting one or more  subadvisors  to manage each Fund, based upon the Advisor's evaluation of the subadvisor's expertise and performance in managing the asset class in which the Fund will invest.

Securities  are  selected  for each  Fund's  portfolio  using a  combination  of traditional and fundamental  investment  tools and quantitative  analysis.  Each
Fund  generally   relies  on  the   professional   judgment  of  its  respective
subadvisor(s)  to make decisions about the Fund's portfolio  holdings,  and each subadvisor  employs its own  proprietary  processes  and  disciplines  to select securities and manage a Fund's investment portfolio (or portion of a portfolio).
A  description  of the  subadvisors  currently  employed  by the  Funds  and the subadvisors'  individual  securities  selection  processes  can be  found  under
"Principal Investment Strategies and Related Risks."

Investment Objectives and Principal Investment Strategies

Each Fund has its own distinct  investment  objective  that it seeks to achieve.
The Funds'  investment  objectives may be changed without  shareholder  approval
(although a Fund will provide  advance  notice to  shareholders  before any such change takes  effect).  There can be no  guarantee  that a Fund will achieve its investment objective.

                                       1

---------------------- ------------------- --------------------------- -------------------------
                           Investment         Principal Investment
     Fund Name             Objective               Strategies           Principal Risk Factors
---------------------- ------------------- --------------------------- -------------------------
MGI US Large Cap       Long-term total     |X|  Invests                |X|  Growth Stock
Growth Equity Fund     return, which            principally in              Risk
                       includes capital         equity securities
                       appreciation and         issued by large        |X|  Management
                       income                   capitalization U.S.         Techniques Risk
                                                companies; "large
                                                capitalization U.S.    |X|  Non-Diversification
                                                companies" are              Risk
                                                companies with
                                                market
                                                capitalizations
                                                greater than $5
                                                billion at the time
                                                of purchase.

                                           |X|  Generally
                                                invests in companies
                                                that have higher
                                                earnings and/or
                                                revenue growth
                                                histories or
                                                expectations.

---------------------- ------------------- --------------------------- -------------------------
MGI US Large Cap       Long-term total     |X|  Invests                |X|  Value Stock
Value Equity Fund      return, which            principally in              Risk
                       includes capital         equity securities
                       appreciation and         issued by large        |X|  Management
                       income                   capitalization U.S.         Techniques Risk
                                                companies; "large
                                                capitalization U.S.    |X|  Non-Diversification
                                                companies" are              Risk
                                                companies with
                                                market
                                                capitalizations
                                                greater than $5
                                                billion at the time
                                                of purchase.

                                           |X|  Generally
                                                invests in stocks
                                                that appear to be
                                                undervalued based on
                                                the stocks'
                                                intrinsic value
                                                relative to their
                                                current market
                                                prices.
---------------------- ------------------- --------------------------- -------------------------

                                       2

---------------------- ------------------- --------------------------- -------------------------
MGI US Small/Mid Cap   Long-term total     |X|  Invests                |X|  Growth Stock
Growth Equity Fund     return, comprised        principally in              Risk
                       primarily of             equity securities
                       capital                  issued by              |X|  Small and
                       appreciation             small-to-medium             Medium
                                                capitalization U.S.         Capitalization
                                                companies;                  Stock Risk
                                                "small-to-medium
                                                capitalization U.S.    |X|  Management
                                                companies" are              Techniques Risk
                                                companies with
                                                market                 |X|  Non-Diversification
                                                capitalizations             Risk
                                                between $25 million
                                                and the largest
                                                company represented    |X|  Portfolio
                                                in the Russell 2500(TM)     Turnover Risk
                                                Index.  As of June
                                                30, 2006, the
                                                capitalization of
                                                the largest company
                                                included in the
                                                Russell 2500 Index
                                                was $6.28 billion.

                                           |X|  Generally
                                                invests in companies
                                                that have higher
                                                earnings and/or
                                                revenue growth
                                                histories or
                                                expectations.
---------------------- ------------------- --------------------------- -------------------------

                                       3

---------------------- ------------------- --------------------------- -------------------------
MGI US Small/Mid Cap   Long-term total     |X|  Invests                |X|  Value Stock
Value Equity Fund      return, comprised        principally in              Risk
                       primarily of             equity securities
                       capital                  issued by              |X|  Small and
                       appreciation             small-to-medium             Medium
                                                capitalization U.S.         Capitalization
                                                companies;                  Company Risk
                                                "small-to-medium
                                                capitalization U.S.    |X|  Management
                                                companies" are              Techniques Risk
                                                companies with
                                                market                 |X|  Non-Diversification
                                                capitalizations             Risk
                                                between $25 million
                                                and the largest
                                                company represented    |X|  Portfolio
                                                in the Russell 2500         Turnover Risk
                                                Index.  As of June
                                                30, 2006, the
                                                capitalization of
                                                the largest company
                                                included in the
                                                Russell 2500 Index
                                                was $6.28 billion.

                                           |X|  Generally
                                                invests in stocks
                                                that appear to be
                                                undervalued based on
                                                the stocks'
                                                intrinsic value
                                                relative to their
                                                current market
                                                prices.

---------------------- ------------------- --------------------------- -------------------------
MGI Non-US Core        Long-term total     |X|  Invests                |X|  Foreign
Equity Fund            return, which            principally in              Investments Risk
                       includes capital         equity securities
                       appreciation and         issued by non-U.S.     |X|  Currency
                       income                   companies of any            Exchange Rate Risk
                                                size, located in the
                                                world's developed      |X|  Emerging
                                                and emerging capital        Markets
                                                markets.                    Investments Risk

                                                                       |X|  Political and
                                                                            Economic Risk

                                                                       |X|  Small and
                                                                            Medium
                                                                            Capitalization
                                                                            Stock Risk

                                                                       |X|  Management
                                                                            Techniques Risk

                                                                       |X|  Non-Diversification
                                                                            Risk

---------------------- ------------------- --------------------------- -------------------------

                                       4

---------------------- ------------------- --------------------------- -------------------------
MGI Core               Total return,       |X|  Invests                |X|  Credit Risk
Opportunistic Fixed    consisting of            principally in
Income Fund            both current             investment grade       |X|  Interest Rate
                       income and               fixed income                Risk
                       capital                  securities,
                       appreciation             including government   |X|  Foreign
                                                securities and              Investments Risk
                                                corporate bonds.
                                                                       |X|  Emerging
                                           |X|  May invest in               Markets
                                                non-investment grade        Investments Risk
                                                bonds, non-U.S.
                                                dollar denominated     |X|  High Yield
                                                bonds, and bonds            Securities Risk
                                                issued by issuers
                                                located in emerging    |X|  U.S.
                                                capital markets.            Government
                                                                            Securities Risk
                                           |X|  Managed to
                                                maintain a duration    |X|  Management
                                                within 20% of the           Techniques Risk
                                                duration of the
                                                Lehman Brothers U.S.   |X|  Non-Diversification
                                                Aggregate Bond(TM)          Risk
                                                Index (as of June
                                                30, 2006, the
                                                duration of the
                                                Index was
                                                approximately 4.8
                                                years).

---------------------- ------------------- --------------------------- -------------------------
MGI High Yield Fixed   Total return,       |X|  Invests                |X|  High Yield
Income Fund            consisting of            principally in below        Securities Risk
                       both current             investment grade
                       income and               fixed income           |X|  Credit Risk
                       capital                  securities.
                       appreciation                                    |X|  Interest Rate
                                           |X|  May invest in               Risk
                                                investment grade
                                                bonds, non-U.S.        |X|  Foreign
                                                dollar denominated          Investments Risk
                                                bonds, and bonds of
                                                issuers located in     |X|  Emerging
                                                emerging capital            Markets
                                                markets.                    Investments Risk

                                           |X|  Managed to             |X|  U.S.
                                                maintain a duration         Government
                                                within 20% of the           Securities Risk
                                                duration of the
                                                Merrill Lynch High     |X|  Management
                                                Yield Master II             Techniques Risk
                                                Index (as of June
                                                30, 2006, the          |X|  Non-Diversification
                                                duration of the             Risk
                                                Index was
                                                approximately 5.1
                                                years).
---------------------- ------------------- --------------------------- -------------------------

                                       5

---------------------- ------------------- --------------------------- -------------------------
MGI US Short           Safety of           |X|  Invests                |X|  Credit Risk
Maturity Fixed         principal and a          principally in
Income Fund            moderate level of        investment grade       |X|  Interest Rate
                       income                   fixed income                Risk
                                                securities of U.S.
                                                issuers, including     |X|  U.S.
                                                government                  Government
                                                securities and              Securities Risk
                                                corporate bonds.
                                                                       |X|  Management
                                           |X|  Maintains an                Techniques Risk
                                                average
                                                dollar-weighted        |X|  Non-Diversification
                                                portfolio maturity          Risk
                                                of one to three
                                                years.
---------------------- ------------------- --------------------------- -------------------------

Principal Risks

The principal risks that could adversely affect the value of a Fund's shares and the total return on your investment (as indicated above) include:

Credit
Risk           Issuers  of debt  securities  may be unable to make the  required payments  of  interest  and/or  principal  at the time  that such payments  are due. In  addition,  changes in an  issuer's  credit rating or the market's perception of an issuer's creditworthiness can also adversely affect the values of the securities. While the
               MGI Core  Opportunistic  Fixed  Income  Fund and the MGI US Short
               Maturity  Fixed Income Fund  primarily  invest in  securities  of investment  grade  issuers,  those  issuers may still  default on their obligations. The MGI High Yield Fixed Income Fund primarily invests in securities of issuers that are rated below  investment grade and, as a result,  the MGI High Yield Fixed Income Fund may be subject to a greater degree of credit risk.

Currency
Exchange
Rate
Risk           Foreign   securities   may  be  issued   and  traded  in  foreign
               currencies.  As a result, the values of foreign securities may be affected by changes in exchange rates between foreign  currencies and the U.S. dollar,  as well as between  currencies of countries other than the United  States.  For example,  if the value of the
               U.S. dollar increases  relative to a particular foreign currency, an investment  denominated in that foreign currency will decrease in value because it will be worth fewer U.S. dollars.

Emerging
Markets
Investments
Risk           Emerging  markets   securities  involve  unique  risks,  such  as
               exposure to economies that are less diverse and mature than those of the United States or more established foreign

                                       6

               markets.  Also,  emerging  markets  securities are subject to the same risks as foreign  investments,  described below.  Generally, these  risks  are more  severe  for  issuers  in  countries  with emerging capital markets. Also, economic or political instability may cause larger  price  changes in emerging  markets  securities than other foreign investments.

Foreign
Investments
Risk           Investing in foreign  securities  typically  involves  more risks than investing in U.S.  securities.  These risks can increase the potential  for  losses in the Funds and affect  their  respective share prices.  Generally,  securities of many foreign issuers may be less liquid,  and their prices may be more volatile,  than the securities  of comparable  U.S.  issuers.  Transaction  costs for foreign  securities  are  generally  higher  than for  comparable securities issued in the United States.  Many foreign governments
               may  supervise  and  regulate   their   financial   markets  less
               stringently  than the United  States does.  In addition,  foreign
               issuers  are   generally   not  subject  to  the  same  types  of
               accounting,  auditing,  or financial reporting standards as those applicable to U.S. issuers.  As a result, with respect to foreign
               issuers,   there  may  be  less  publicly  available  information
               regarding  their  operations  and  financial  condition,  and the information that is available may be less reliable.

Growth
Stock
Risk           Companies  with  strong  growth   potential  (both  domestic  and
               foreign)  tend  to have  higher  than  average  price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies' earnings.  The market prices of equity securities of growth  companies are often quite  volatile,  since the prices may be particularly sensitive to economic,  market, or company  developments  and may present a higher degree of risk of loss.

High
Yield
Securities
Risk           These fixed  income  securities  generally  have more credit risk than  higher-rated  securities,  are  more  likely  to  encounter financial difficulties, and are more vulnerable to changes in the economy.  Securities  rated  below  investment  grade,  sometimes called  "junk  bonds,"  generally  have  more  credit  risk  than higher-rated  securities.  Companies  issuing  high yield,  fixed income securities are not as strong  financially as those issuing securities with higher credit  ratings.  These companies are more
               likely  to  encounter   financial   difficulties   and  are  more
               vulnerable  to changes in the  economy,  such as a recession or a sustained period of rising interest rates that could affect their ability to make

                                       7

               interest  and  principal  payments.  If an  issuer  stops  making interest and/or  principal  payments,  payments on the securities may never resume.  These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality  securities.
               The prices of high-yield,  fixed income securities are especially sensitive to developments affecting the company's business and to changes in the ratings  assigned by rating  agencies.  High yield
               securities   generally   are  less  liquid  than   higher-quality
               securities. Many of these securities do not trade frequently, and when they do trade,  their prices may be significantly  higher or lower than expected.

Interest
Rate
Risk           Changes in interest rates may adversely  affect the values of the securities held in each Fund's portfolio.  In general, the prices of debt securities  fall when interest rates  increase,  and rise when interest rates decrease.  Typically, the longer the maturity of a debt  security,  the more  sensitive the debt security is to price shifts as a result of interest rate changes.

Management
Techniques
Risk           The investment strategies, techniques, and risk analyses employed by the subadvisors,  while designed to enhance potential returns, may not produce  the  desired  results.  The  subadvisors  may be incorrect  in their  assessments  of the value of  securities  or their  assessments  of market or interest rate trends,  which can result in losses to the Funds.

Market
Risk           The risk that  movements  in  financial  markets  will  adversely affect the price of the  Fund's  investments,  regardless  of how well the companies in which the Fund invests perform.  The market as a whole may not favor the types of investments the Fund makes.
               Also, the risk that the price of one or more of the securities or other instruments in the Fund's portfolio will fall, or will fail
               to  rise.   Many  factors  can  adversely   affect  a  security's
               performance,  including both general  financial market conditions and factors related to a specific company, industry,  country, or geographic region.

Non-
Diversification
Risk
               Each Fund is  non-diversified.  As a result, each Fund is subject to the risk that it will be more volatile than a diversified fund because  the Fund may invest  its  assets in a smaller  number of issuers.  Because  of this,  the  gains  and  losses  on a single security may have a greater impact on a Fund's net asset value.

                                       8

Political
and
Economic
Risk           The political,  legal,  economic,  and social  structures of some foreign countries may be less stable and more volatile than those in the U.S.  Investments in these countries may be subject to the
               risks  of  internal   and   external   conflicts   and   currency
               devaluations.

Portfolio
Turnover
Risk           High portfolio  turnover may result in higher costs for brokerage commissions and transaction  costs (which could reduce investment returns), and capital gains.

Small and
Medium
Capitalization
Stock
Risk           The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with  large  capitalizations.  Small  and  medium  capitalization companies may have an unproven or narrow  technological  base and
               limited  product  lines,   distribution  channels,   market,  and
               financial  resources,  and the  small and  medium  capitalization companies  also may be dependent on  entrepreneurial  management, making the companies  more  susceptible  to certain  setbacks and reversals.  As a  result,  the  securities  of small  and  medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger  companies,  may have limited
               marketability,   and  may  be  less  liquid  than  securities  of
               companies  with larger  capitalizations.  Foreign  companies with large  capitalizations  may be relatively small by U.S. standards and may be subject  to risks  that are  similar to the risks that may  affect  small  and  medium  capitalization  U.S.  companies.
               Securities of small and medium capitalization  companies also may pay no, or only small, dividends.

U.S. Government
Securities
Risk           U.S.  government  agency  obligations  have  different  levels of credit support, and therefore,  different degrees of credit risk.
               Securities issued by agencies and  instrumentalities  of the U.S.
               government that are supported by the full faith and credit of the
               United  States,  such as the Federal  Housing  Administration  or
               Ginnie Mae, present little credit risk.  Other securities  issued
               by  agencies   and   instrumentalities   sponsored  by  the  U.S.
               government  that  are  supported  only by the  issuer's  right to borrow from the U.S.  Treasury,  subject to certain  limitations, such as  securities  issued  by  Federal  Home  Loan  Banks,  and securities issued by agencies and instrumentalities  sponsored by the U.S.  government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

                                       9

Value Stock
Risk           Value stocks represent  companies that tend to have lower average price to earnings  ratios and are therefore  cheaper than average relative to the  companies'  earnings.  These  companies may have relatively weak balance sheets and,  during  economic  downturns,
               they  may  have   insufficient   cash  flow  to  pay  their  debt
               obligations and difficulty  finding  additional  financing needed for their  operations.  A particular value stock may not increase in price,  as anticipated by the  subadvisor,  if other investors fail to  recognize  the stock's  value or the  catalyst  that the subadvisor believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that
               the  subadvisor  anticipates.   Also,  cyclical  stocks  tend  to
               increase  in value more  quickly  during  economic  upturns  than non-cyclical  stocks, but also tend to lose value more quickly in economic downturns.

Finally,  you may lose money by investing in a Fund.  The  likelihood of loss is greater if you invest for a shorter  period of time.  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal  Deposit
Insurance  Corporation or any other government agency. Each Fund is not intended to serve as a complete investment program.

Performance

As the Funds have not been in operation for a full calendar year, no performance information is available as of the date of this prospectus.

Fees and Expenses

These tables  summarize  the fees and expenses that you may pay if you invest in the Class Y Shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

                                          Class Y-1    Class Y-2    Class Y-3

Redemption Fee on shares owned less
than 30 days (as a % of total
redemption proceeds)(2)................   2.00%        2.00%        2.00%

                                       10

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                   Total
                                        Distribution               Annual
                                        and/or                     Fund        Management Fee
                           Management   Service       Other        Operating   Waiver/Expense   Net
                           Fees(3)     (12b-1) Fees   Expenses(4)  Expenses    Reimbursements   Expenses(5)

MGI US Large Cap Growth
Equity Fund
   Class Y-1                  0.55%        0.25%        0.39%         1.19%         0.17%         1.02%
   Class Y-2                  0.55%         None        0.34%         0.89%         0.17%         0.72%
   Class Y-3                  0.55%         None        0.19%         0.74%         0.17%         0.57%
MGI US Large Cap Value
Equity Fund
   Class Y-1                  0.53%        0.25%        0.36%         1.14%         0.14%         1.00%
   Class Y-2                  0.53%         None        0.31%         0.84%         0.14%         0.70%
   Class Y-3                  0.53%         None        0.16%         0.69%         0.14%         0.55%
MGI US Small/Mid Cap
Growth Equity Fund
   Class Y-1                  0.90%        0.25%        0.48%         1.63%         0.26%         1.37%
   Class Y-2                  0.90%         None        0.43%         1.33%         0.26%         1.07%
   Class Y-3                  0.90%         None        0.28%         1.18%         0.26%         0.92%
MGI US Small/Mid Cap
Value Equity Fund
   Class Y-1                  0.90%        0.25%        0.44%         1.59%         0.22%         1.37%
   Class Y-2                  0.90%         None        0.39%         1.29%         0.22%         1.07%
   Class Y-3                  0.90%         None        0.24%         1.14%         0.22%         0.92%
MGI Non-US Core Equity
Fund(6)
   Class Y-1                  0.75%        0.25%        0.49%         1.49%         0.22%         1.27%
   Class Y-2                  0.75%         None        0.44%         1.19%         0.22%         0.97%
   Class Y-3                  0.75%         None        0.29%         1.04%         0.22%         0.82%
MGI Core Opportunistic
Fixed Income Fund
   Class Y-1                  0.35%        0.25%        0.41%         1.01%         0.19%         0.82%
   Class Y-2                  0.35%         None        0.36%         0.71%         0.19%         0.52%
   Class Y-3                  0.35%         None        0.21%         0.56%         0.19%         0.37%
MGI High Yield Fixed
Income Fund(6)
   Class Y-1                  0.60%        0.25%        0.29%         1.14%         0.04%         1.10%
   Class Y-2                  0.60%         None        0.24%         0.84%         0.04%         0.80%
   Class Y-3                  0.60%         None        0.09%         0.69%         0.04%         0.65%

                                       11

                                                                   Total
                                        Distribution               Annual
                                        and/or                     Fund        Management Fee
                           Management   Service       Other        Operating   Waiver/Expense   Net
                           Fees(3)     (12b-1) Fees   Expenses(4)  Expenses    Reimbursements   Expenses(5)

MGI US Short Maturity
   Fixed Income Fund
   Class Y-1                  0.25%        0.25%        0.99%         1.49%         0.72%         0.77%
   Class Y-2                  0.25%         None        0.94%         1.19%         0.72%         0.47%
   Class Y-3                  0.25%         None        0.79%         1.04%         0.72%         0.32%

(1)  Securities   dealers,   financial   intermediaries,   or  other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

(2)  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed  within 30 days of purchase.  Please see "Frequent
     Trading of Fund Shares" for further information.

(3)  For each Fund,  other than the MGI US Small/Mid  Cap Growth Equity Fund and
     MGI US Small/Mid Cap Value Equity Fund,  the Fund's  Investment  Management
     Agreement includes a breakpoint where the Fund's investment  management fee is reduced by 2 basis  points to the extent the Fund's  assets  exceed $750 million.

(4)  In the case of  Class  Y-1 and  Class  Y-2  shares,  includes  an  internal administrative  fee of 0.10%  and 0.05%  paid by the Funds to the  Advisor, respectively.  The  "Other  Expenses"  item,  which is  based on  estimated amounts for the current fiscal year, also includes custodial, legal, audit, transfer agent,  and  sub-transfer  agent payments,  and trustees' fees and expenses.

(5)  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  contractual  fee waiver and expense  reimbursement  agreement (the
     "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to  reimburse  expenses to the extent that each Fund's  expenses  (not  including  brokerage  fees and  expenses, interest,  and  extraordinary  expenses)  otherwise  would  exceed the "Net
     Expenses"  rates shown in the table above for the Class Y-1, Class Y-2, and
     Class Y-3  shares,  as  applicable,  of the Fund.  Pursuant  to the expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a
     period  of  three   years   following   such  fee   waivers   and   expense
     reimbursements,  to the extent that such  reimbursement of the Advisor by a
     Fund will not cause the Fund to exceed any  applicable  expense  limitation that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect  through March 31, 2007,  and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

(6)  The fees and expenses are based on estimated amounts for the current fiscal year.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class Y Shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class Y-1, Class Y-2, or  Class  Y-3  shares  of the  Funds  for the time  periods  shown,  that  your investment  has a 5% return  each year,  that all  dividends  and  capital  gain distributions  are reinvested and that the Funds' operating  expenses remain the same as shown above.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                       12

                                                    1 year     3 years     5 years    10 years

MGI US Large Cap Growth Equity Fund
   Class Y-1.................................... $     104   $     361   $     638   $   1,428
   Class Y-2.................................... $      74   $     267   $     476   $   1,080
   Class Y-3.................................... $      58   $     219   $     395   $     902
MGI US Large Cap Value Equity Fund
   Class Y-1.................................... $     102   $     348   $     614   $   1,374
   Class Y-2.................................... $      72   $     254   $     452   $   1,024
   Class Y-3.................................... $      56   $     207   $     370   $     845
MGI US Small/Mid Cap Growth Equity Fund
   Class Y-1.................................... $     139   $     489   $     862   $   1,911
   Class Y-2.................................... $     109   $     396   $     704   $   1,579
   Class Y-3.................................... $      94   $     349   $     624   $   1,409
MGI US Small/Mid Cap Value Equity Fund
   Class Y-1.................................... $     139   $     480   $     845   $   1,871
   Class Y-2.................................... $     109   $     387   $     686   $   1,537
   Class Y-3.................................... $      94   $     340   $     606   $   1,366
MGI Non-US Core Equity Fund*
   Class Y-1.................................... $     129   $     449       N/A         N/A
   Class Y-2.................................... $      99   $     356       N/A         N/A
   Class Y-3.................................... $      84   $     309       N/A         N/A
MGI Core Opportunistic Fixed Income Fund
   Class Y-1.................................... $      84   $     303   $     539   $   1,219
   Class Y-2.................................... $      53   $     208   $     376   $     865
   Class Y-3.................................... $      38   $     160   $     294   $     683
MGI High Yield Fixed Income Fund*
   Class Y-1.................................... $     112   $     358       N/A         N/A
   Class Y-2.................................... $      82   $     264       N/A         N/A
   Class Y-3.................................... $      66   $     217       N/A         N/A
MGI US Short Maturity Fixed Income Fund
   Class Y-1.................................... $      79   $     400   $     745   $   1,718
   Class Y-2.................................... $      48   $     306   $     585   $   1,379
   Class Y-3.................................... $      33   $     259   $     504   $   1,206

*    Because the MGI Non-US Core Equity Fund and the MGI High Yield Fixed Income
     Fund had not commenced  operations as of the date of this  prospectus,  the one- and three-year  examples are based on the anticipated  expenses of the
     Class Y-1,  Class Y-2,  and Class Y-3 shares of the MGI Non-US  Core Equity
     Fund and the MGI High Yield Fixed Income Fund for the current  fiscal year, and do not extend over five- and ten- year periods.

If you are  investing  in Class Y-1 or Class  Y-2  shares  through  a  financial advisor or a retirement plan account,  you may be subject to additional fees and expenses,  such  as  plan  administration  fees.  Please  refer  to the  program materials of that financial  advisor or retirement  plan account for any special provisions,  additional service features, or fees and expenses that may apply to your investment in a Fund.

                                       13

Principal Investment Strategies and Related Risks

Domestic Equity Funds

MGI US Large Cap Growth Equity Fund

Fund Facts

Investment Objective           Long-term total return, which includes
                               capital appreciation and income

Investment Category            Domestic Equity Fund

Investment Focus               Common stocks of large U.S. and multinational
                               companies

Benchmark                      Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor  believes possess  superior  potential for long-term capital appreciation.  Under normal circumstances, the Fund will invest at least
80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of large  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "large  capitalization  U.S. companies" to be U.S.  companies  with market  capitalizations  greater than $5 billion at the time of purchase.  (If the Fund changes this  investment  policy,  the Fund will notify shareholders at least 60 days in advance of the change.)  Generally,  the companies in which the Fund invests have higher  earnings  and/or revenue growth histories or expectations  relative to the Russell 1000 Index. (The Russell 1000
Index includes the 1,000 largest  companies in the Russell  3000(R)Index,  as of the end of May of each year,  or as  determined  by Russell.)  While the primary investment strategy of the Fund is to generate capital appreciation,  income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory agreements, each

                                       14

subadvisor is responsible for the day-to-day  portfolio management of a distinct portion of the Fund's portfolio,  subject to the Advisor's oversight. The Fund's subadvisors,  including the portfolio managers that are responsible for managing an allocated  portion of the Fund, and the subadvisors'  investment  strategies, are:

Enhanced Investment Technologies, LLC ("INTECH"), located at 2401 PGA Boulevard,
Suite 100,  Palm Beach  Gardens,  Florida  33410,  serves as a subadvisor to the
Fund.  INTECH  has  managed  institutional  portfolios  since  1987,  and  is  a subsidiary of Janus Capital  Management.  A team of four  portfolio  managers is primarily  responsible  for the  day-to-day  management  of  INTECH's  allocated portion of the Fund's portfolio.  The team consists of Robert Fernholz, David E.
Hurley, Cary Maguire,  and Joseph W. Runnels.  Mr. Hurley, Dr. Maguire,  and Mr.
Runnels jointly handle the day-to-day  management function,  under the oversight of Dr. Fernholz.  Dr. Fernholz,  Director,  Executive Vice President,  and Chief
Investment  Officer  of  INTECH,  joined  INTECH  in 1991 and has  served in his current role since joining the firm.  Mr. Hurley is Executive Vice President and
Chief  Operating  Officer of INTECH and has been with the firm since  1988.  Dr.
Maguire is Senior Investment  Officer of INTECH and joined the firm in 1991. Mr.
Runnels,  Vice  President,  Portfolio  Management of INTECH,  joined the firm in
1998.  Each  portfolio  manager has managed  INTECH's  allocated  portion of the
Fund's assets since the Fund's  inception.  The Trust's  Statement of Additional
Information (the "SAI") furnishes  additional  information  about each portfolio manager's  compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to INTECH.

Securities Selection

INTECH  manages  its  allocated   portion  of  the  Fund's   portfolio  using  a
mathematical  portfolio  management  process.   INTECH  developed  the  formulas
underlying this mathematical  investment  process.  The mathematical  investment process is designed to take advantage of market  volatility  (variation in stock prices),  rather than using a fundamental research or market/economic  trends to predict the future returns of stocks.  The process seeks to generate a return in excess of the portfolio's  benchmark over the long term,  while  controlling the risk relative to the benchmark. INTECH monitors the total risk and volatility of a portfolio's holdings with respect to its benchmark index.

The mathematical  investment  process  involves  selecting stocks primarily from stocks within the portfolio's  benchmark  index,  the S&P  500/Citigroup  Growth
Index. Using its mathematical  principles,  INTECH will periodically determine a target  weighting of these stocks and  rebalance  to the target  weighting.  The rebalancing  techniques used by INTECH may result in a higher portfolio turnover compared  to a "buy and hold" fund  strategy.  INTECH  seeks to  outperform  the portfolio's  benchmark index through its mathematical  process.  INTECH seeks to identify stocks for the portfolio in a manner that does not increase the overall portfolio  volatility  above that of the benchmark  index.  INTECH  employs risk controls designed to minimize the risk of significant  underperformance relative to the benchmark index.  However,  the proprietary  mathematical process used by
INTECH may not achieve the desired results.

                                       15

Sands  Capital  Management,  LLC  ("Sands  Capital"),  located  at  1100  Wilson
Boulevard,  Arlington, Virginia 22209, serves as a subadvisor to the Fund. Sands
Capital  was  founded in 1992.  Frank M. Sands,  Sr.,  CFA, is the firm's  Chief
Executive Officer and Chief Investment  Officer.  Sands Capital is independently owned.  A team of four  portfolio  managers is  responsible  for the  day-to-day management of Sands Capital's  allocated  portion of the Fund's  portfolio.  The team consists of Frank M. Sands,  Sr., David E. Levanson,  Frank M. Sands,  Jr.,
and A. Michael Sramek.  Mr. Sands,  Sr., CEO and Chief Investment  Officer,  has
been  with  the  firm  since  its  inception  in 1992  and has  over 37 years of investment experience. Mr. Sands, Sr. is the lead member of the team and as such is ultimately  responsible for overall  portfolio  management of Sands Capital's allocated  portion of the  Fund's  portfolio.  Mr.  Levanson,  Senior  Portfolio
Manager and Director of U.S. Mutual Funds,  rejoined the firm in 2002.  Prior to rejoining  the firm,  Mr.  Levanson  was a research  analyst for MFS  Investment
Management.  Mr. Levanson is responsible for the day-to-day  management of Sands
Capital's  allocated portion of the Fund's portfolio and the investment of daily cash  flows.  Mr.  Sands,  Jr.,  President,  Director  of  Research,  and Senior
Portfolio  Manager,  has been with Sands  Capital  since 2000.  Mr.  Sands,  Jr.
assists Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's  portfolio.  Mr.  Sramek,  Research  Analyst and Portfolio
Manager,  joined Sands  Capital in 2001.  Prior to joining  Sands  Capital,  Mr.
Sramek was a research analyst with Mastrapasqua & Associates. Mr. Sramek assists
Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's  portfolio and the investment of daily cash flows.  Each portfolio manager has managed Sands Capital's allocated portion of the Fund's assets since the  Fund's  inception.  The SAI  provides  additional  information  about  each portfolio  manager's  compensation,  other  accounts  managed by each  portfolio manager,  and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Sands Capital.

Securities Selection

Sands Capital  manages its  allocated  portion of the Fund's  portfolio  using a bottom-up,  fundamental  approach to select  securities.  Sands Capital seeks to build a concentrated portfolio of leading companies, diversified across a number of business lines. Sands Capital has a long-term orientation.

Sands Capital's research process seeks to identify  outstanding growth companies that lead and dominate attractive growth industries.  Focusing on companies with above average  historical sales and earnings growth,  Sands Capital  generates a broad list of potential  portfolio holdings that consists of a variety of stocks of companies  in various  industries.  The stocks in the list are then  filtered based on certain qualitative factors that Sands Capital believes allow companies to lead and dominate  their  industries.  Sands Capital  focuses on, among other things,  a company's  ability to develop and anticipate  industry  trends,  gain market  share,  build a  strong  business  model,  display  superior  management ability,  and apply technology to add value. Based on these  evaluations,  Sands
Capital  constructs a portfolio of what it determines to be the most  attractive stocks.  The  portion  of the  Fund's  portfolio  managed  by Sands  Capital  is
typically   characterized   by  low  portfolio   turnover  and  relatively  high
concentration in individual companies.

                                       16

MGI US Large Cap Value Equity Fund

Fund Facts

Investment Objective           Long-term total return, which includes capital
                               appreciation and income

Investment Category            Domestic Equity Fund

Investment Focus               Common stocks of large U.S. and multinational
                               companies

Benchmark                      Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor believes possess the potential for long-term capital appreciation  and, in the judgment of the  subadvisor,  appear to be undervalued based on the stocks'  intrinsic  values relative to their current market prices.
Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment  purposes,  if any) in the equity  securities of large capitalization U.S. companies. For purposes of this investment policy, the
Fund considers "large  capitalization  U.S. companies" to be U.S. companies with market capitalizations  greater than $5 billion at the time of purchase. (If the
Fund changes this investment policy, the Fund will notify  shareholders at least
60 days in advance of the change.) While the primary investment  strategy of the
Fund is to generate capital appreciation, income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Fund's  benchmark,  the  Russell  1000  Index,  includes  the 1,000  largest companies  in the Russell 3000 Index,  as of the end of May of each year,  or as determined by Russell.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the

                                       17

portfolio managers that are responsible for managing an allocated portion of the
Fund, and the subadvisors' investment strategies, are:

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  located at 90 Hudson  Street,  Jersey
City,  New Jersey 07302,  serves as a subadvisor  to the Fund.  Founded in 1929,
Lord Abbett is an independent money management firm. Ownership of Lord Abbett is distributed across senior professionals that fully participate in the management and operation of the firm's investment activities.

Eli Salzmann and Sholom  Dinsky are jointly and  primarily  responsible  for the
day-to-day   management  of  Lord  Abbett's  allocated  portion  of  the  Fund's portfolio. Mr. Salzmann joined Lord Abbett in 1997 and is a Partner and Director of Lord  Abbett's  large cap value  investment  group.  He also has  served as a research  analyst and a portfolio  manager  since  1997.  Mr.  Dinsky has been a
Partner and Portfolio  Manager of Lord Abbett since 2002. From 2000 to 2002, Mr.
Dinsky was a Senior  Equity  Analyst  and  Associate  Portfolio  Manager at Lord
Abbett.  Each portfolio  manager has managed Lord Abbett's  allocated portion of the  Fund's  assets  since the Fund's  inception.  The SAI  provides  additional information about each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Lord Abbett.

Securities Selection

Lord Abbett manages its allocated  portion of the Fund's portfolio using a value investing philosophy. In order to seek the highest returns with the least degree of risk, Lord Abbett generally seeks to build a portfolio of stocks in companies that, in Lord Abbett's opinion, have: (i) attractive  valuations;  (ii) positive fundamentals;  (iii) appropriate economic risk exposure;  and (iv) suitable risk parameters.

Lord Abbett  identifies a universe of stocks with  attractive  valuations  using several models,  including a dividend  discount model that focuses on normalized earnings.  Lord Abbett employs fundamental research to further narrow investment opportunities  among the stocks in the universe.  Lord Abbett's research process typically  includes  visits to companies,  as well as the companies'  respective suppliers and  competitors,  in an effort to identify  catalysts  that may drive these companies'  stock prices higher.  Lord Abbett's  allocated  portion of the
Fund's  portfolio  typically  consists of 70 to 90 stocks,  depending  on market conditions.

Pzena  Investment  Management  ("Pzena"),  located at 120 West 45th Street,  New
York,  New York  10036,  serves as a  subadvisor  to the Fund.  Richard S. Pzena founded Pzena in 1995,  and the firm began  managing  assets in 1996. As of June
30,  2006,  the  majority  of  Pzena  was  owned  by the  firm's  five  managing principals:  Richard S. Pzena (Managing Principal,  Chief Executive Officer, and
Co-Chief  Investment  Officer),  John P. Goetz (Managing  Principal and Co-Chief
Investment  Officer),  Bill Lipsey  (Managing  Principal,  Marketing  and Client
Services), Amy Jones (Managing Principal, Operations and Administration), and A.
Rama Krishna  (Managing  Principal,  Portfolio  Manager).  In addition,  sixteen additional  employees owned interests in the

                                       18

firm as of that date. Mr. Pzena has ownership  interests in excess of 25% and is therefore  deemed a  control  person of Pzena.  As of June 30,  2006,  Pzena had approximately $21.2 billion in assets under management.

The investment  team  primarily  responsible  for the  day-to-day  management of
Pzena's allocated portion of the Fund's portfolio is as follows:

     Richard S. Pzena.  Managing  Principal,  Chief Executive Officer,  Co-Chief
     Investment  Officer,  and  Founder  of  Pzena.  Mr.  Pzena  has  worked  in investment management since 1986, and he has been with Pzena since 1995.

     John P. Goetz.  Managing  Principal and Co-Chief  Investment  Officer.  Mr.
     Goetz has worked in investment  management since 1996, and he has been with
     Pzena since 1996.

     Antonio DeSpirito, III. Mr. DeSpirito is a Principal and Portfolio Manager.
     Mr. DeSpirito has worked in investment  management since 1996, and has been with Pzena since 1996.

Each member of the team has equal weight in  determining  how research  findings are translated into an earnings model.  Further, all decisions require unanimous consent  of each of the three  portfolio  managers.  Should  one of the  members become  unavailable  for either  planned or  unplanned  reasons,  the  remaining members would continue the process.  Each portfolio  manager has managed Pzena's allocated  portion of the Fund's assets since the Fund's  inception,  except Mr.
DeSpirito,  who has managed Pzena's allocated portion of the Fund's assets since
January  2006.  The SAI provides  additional  information  about each  portfolio manager's  compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Pzena.

Securities Selection

Pzena  manages its  allocated  portion of the Fund's  portfolio  using a classic value  investment  philosophy.  Pzena defines value stocks as those stocks whose prices are low relative to their  longer-term  normal  earnings  power.  Pzena's securities  selection  process  involves  an initial  ranking of the 500 largest
U.S.-listed  companies,  from the least expensive to the most  expensive,  based upon a ratio of each company's  price-to-normalized  earnings. Research priority is given to the  least  expensive  stocks,  those  exhibiting  a group or sector theme, and those offering portfolio diversification benefits.  Companies undergo rigorous  qualitative  research  by Pzena's  analysts to  determine  whether the causes of the  under-valuation  are likely to be temporary or  permanent.  Third party  analysis and data sources are used for about 10% to 20% of this research.
Onsite due diligence is also an important step in Pzena's  securities  selection determination.  This  step  occurs  at the end of the  research  process,  which enables  Pzena  to  engage  in a  dialogue  with  company  management  from  the perspective of well-informed  critical thinkers. As a result of Pzena's security selection process,  the portion of the Fund's portfolio  allocated to Pzena will typically be highly concentrated with a strong value emphasis.

                                       19

MGI US Small/Mid Cap Growth Equity Fund

Fund Facts

Investment Objective           Long-term total return, which includes
                               capital appreciation and income

Investment Category            Domestic Equity Fund

Investment Focus               Common stocks of small and medium-sized
                               U.S. companies

Benchmark                      Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily in small and  medium-sized  U.S.  companies  that a
subadvisor   believes   possess   superior   potential  for  long-term   capital
appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of small-to-medium  capitalization  U.S.  companies.  For purposes of this investment policy, the Fund considers "small-to-medium  capitalization U.S.
companies" to be U.S. companies with market capitalizations  between $25 million and the largest company represented in the Russell 2500 Index, which, as of June
30, 2006, is $6.28 billion.  (If the Fund changes this  investment  policy,  the
Fund  will  notify  shareholders  at least 60 days in  advance  of the  change.)
Generally,  the companies in which the Fund invests have higher  earnings and/or revenue growth histories or expectations relative to the Russell 2500 Index. The
Russell  2500 Index  includes the 2,500  smallest  companies in the Russell 3000
Index, as of the end of May of each year.

The Fund invests in companies within the  capitalization  range described above.
However,  the subadvisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

                                       20

Westfield  Capital  Management  Company,  LLC  ("Westfield"),   located  at  One
Financial  Center,  24th  Floor,  Boston,   Massachusetts  02111,  serves  as  a
subadvisor to the Fund.  Westfield is a registered  investment  adviser that was founded in 1989. Westfield has been a wholly-owned  subsidiary of Boston Private
Financial Holdings, Inc. since 1997.

Investment decisions for all product portfolios managed by Westfield are made by consensus of the Westfield Investment  Committee,  which consists of Westfield's securities  analysts and the primary  portfolio  management  team members listed below.  While each member of the Westfield  Investment  Committee has input into the investment  process and overall product portfolio  construction,  investment decisions are made under the supervision of a lead portfolio manager assigned to each  portfolio.  Such  investment  decisions  are made  within  the  parameters
established   by  a   portfolio's   investment   objective(s),   policies,   and
restrictions.  The  following  Westfield  employees  are jointly  and  primarily responsible for the day-to-day  management of Westfield's  allocated  portion of the Fund's portfolio:  Mr. William Muggia, Chief Investment Officer & President,
joined  Westfield  in 1994 and has  served as  President  and  Chief  Investment
Officer of Westfield  since 2001.  Mr. Muggia is the lead member of the team and is  ultimately  responsible  for overall  portfolio  management  of  Westfield's allocated  portion of the Fund's  portfolio.  He covers  health care and medical technology. Mr. Arthur Bauernfeind, Chairman and Chief Executive Officer, joined
Westfield in 1990 and has served as Chairman and Chief  Executive  Officer since
2000. Mr. Bauernfeind covers economics, financial services,  transportation, and fixed  income  markets.  Mr.  Ethan J.  Meyers,  Senior Vice  President,  joined
Westfield in 1999 and covers business,  financial,  and consumer  services.  Mr.
Scott R. Emerman,  Senior Security Analyst,  joined Westfield in 2002 and covers consumer discretionary and consumer staples. Before joining Westfield, he served as a  Vice  President  in the  Equity  Research  Department  of  Harbor  Capital
Management since 1997. Each portfolio manager has managed Westfield's  allocated portion  of the  Fund's  assets  since the Fund's  inception.  The SAI  provides additional  information  about  each  portfolio  manager's  compensation,  other accounts  managed  by each  portfolio  manager,  and  each  portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Westfield.

Securities Selection

Westfield  manages  its  allocated  portion  of the  Fund's  portfolio  using  a fundamental,  bottom-up  research approach,  which seeks to identify  reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk,  Westfield  generally  favors stocks that, in the judgment  of the firm,  have:  (i)  sizable  management  ownership;  (ii) strong financial conditions;  (iii) sufficient cash flow to fund growth internally; and
(iv) strong pricing power.

Westfield conducts fundamental,  bottom-up research, including meetings with the companies'  management  personnel,  to generate an  approved  list of  potential
portfolio  holdings.   Westfield  considers  factors  such  as  earnings  growth
forecasts,   price  target  estimates,  total  return  potential,  and  business developments.  Westfield's  portion of the Fund's  portfolio is constructed with stocks from the approved  list, and typically does not include all the stocks on the approved list.

                                       21

Stocks may be sold when Westfield  believes that the stocks no longer  represent attractive investment opportunities, based on the factors described above.

Mazama Capital Management,  Inc.  ("Mazama"),  located at One Southwest Columbia
Street, Suite 1500, Portland, Oregon, 97258, serves as a subadvisor to the Fund.
Mazama,  an  independent  investment  advisor  that  was  founded  in  1993,  is controlled by its employees.

Ronald A.  Sauer,  Stephen  C.  Brink,  CFA,  and  Gretchen  M.  Novak,  CFA are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund's portfolio.  Mr. Sauer is a founder and the President and Senior Portfolio
Manager  at Mazama,  and has over 25 years of  investment  experience.  Prior to founding  Mazama in October  1997,  Mr. Sauer was the  President and Director of
Research  from 1994 to 1997 of Black & Company,  Inc.,  which he joined in 1983.
Mr. Sauer serves as lead  portfolio  manager and oversees the team's  investment process.  Mr.  Brink is a Senior  Vice  President,  Director  of  Research,  and
Portfolio  Manager at Mazama,  and has over 28 years of  investment  experience.
Prior to joining Mazama in 1997, he was the Chief  Investment  Officer from 1991 to 1997 of US Trust's Pacific Northwest Office, where he had been employed since
1984. Mr. Brink oversees the flow and quality of research information. Ms. Novak is the Associate  Portfolio  Manager at Mazama and has over 12 years  investment experience.  Prior to joining  Mazama in 1999,  she was an Equity  Analyst  with
Cramer Rosenthal McGlynn, LLC, where she specialized in small and mid-cap stocks with a focus on  consumer  discretionary  companies  and  secondary  emphasis on consumer staples and utility/energy service companies.  Ms. Novak is responsible for researching  companies in the consumer  discretionary  and consumer  staples sectors.  Each portfolio  manager has managed Mazama's  allocated portion of the
Fund's  assets  since  the  Fund's  inception.   The  SAI  provides   additional
information about each portfolio manager's compensation,  other accounts managed by each portfolio manager and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Mazama.

Securities Selection

Mazama manages its allocated  portion of the Fund's  portfolio using a bottom-up approach to security  selection.  The firm utilizes a  proprietary  model as the framework for security selection and portfolio construction decisions.  Mazama's security  selection  process  begins  by  screening  a  universe  of over  1,500 companies  within  the  market  capitalization  range of the  securities  in the
Russell 2500 GrowthTM  Index for  desirable  financial  characteristics.  Mazama employs a proprietary  price/performance model to identify a group of 300 to 400
companies   that,  in  its  judgment,   may  represent   attractive   investment
opportunities.  The model takes into account both  quantitative  and qualitative factors in order to identify companies that meet certain criteria. These factors include:  (i) the quality of management  and key  personnel;  (ii) the company's ability to meet or exceed earnings  estimates;  (iii) estimated return on equity divided by a  company's  forward  price-to-earnings  ratio;  and (iv)  estimated
earnings  growth  divided  by  a  company's  forward   price-to-earnings  ratio.
Companies  passing the initial  screening  are further  analyzed by Mazama using rigorous fundamental analysis.

                                       22

MGI US Small/Mid Cap Value Equity Fund

Fund Facts

Investment Objective           Long-term total return, comprised primarily
                               of capital appreciation

Investment Category            Domestic Equity Fund

Investment Focus               Common stocks of small and medium-sized U.S.
                               companies

Benchmark                      Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in common  stocks of small and  medium-sized  U.S.
companies that a subadvisor believes possess the potential for long-term capital appreciation  and that appear to be undervalued at the time of purchase based on the stocks'  intrinsic  values  relative to their current market  prices.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings  for  investment  purposes,  if  any)  in the  equity  securities  of small-to-medium  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "small-to-medium capitalization U.S. companies" to be
U.S. companies with market  capitalizations  between $25 million and the largest company  represented in the Russell 2500 Index,  which,  as of June 30, 2006, is
$6.28 billion. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.)

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  subadvisors  may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

AQR Capital Management,  LLC ("AQR"), located at Two Greenwich Plaza, 3rd Floor,
Greenwich,  Connecticut  06830,  serves  as a  subadvisor  to the  Fund.  AQR is majority owned and controlled by its principals.

                                       23

Messrs.  Clifford S. Asness,  Robert J. Krail,  and John M. Liew are jointly and primarily  responsible for the day-to-day  management of AQR's allocated portion of the Fund's portfolio. Each of the portfolio managers has served as a Founding
Principal of AQR since  co-founding the firm in 1998. Each portfolio manager has managed AQR's  allocated  portion of the Fund's assets since June 2006.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

In managing  its  allocated  portion of the Fund's  portfolio,  AQR  utilizes an investment  philosophy  that  combines  the  basic  concepts  of both  value and momentum investing.  Through a quantitative  process, AQR applies these concepts using a  variety  of  proprietary  indicators  across  many  markets.  AQR  also
evaluates  earnings  quality,   investor  sentiment,   sustainable  growth,  and
management signaling as important components of the investment process.

AQR's  quantitative   investment   approach  begins  with  the  creation  of  an
appropriate  universe of  securities  based on a relevant  benchmark,  liquidity considerations,  and additional screening factors.  Once an appropriate universe of potential  investments has been identified,  AQR assigns an individual rating to each industry and to each security.  These two rating components are combined to produce a final  rating.  AQR then seeks to  construct  an optimal  portfolio using these assigned ratings.  AQR uses proprietary  trading and risk-management models to monitor and rebalance  the portfolio in accordance  with AQR's ongoing analysis.

NWQ Investment  Management  Company,  LLC ("NWQ"),  located at 2049 Century Park
East, 16th Floor, Los Angeles,  California 90067,  serves as a subadvisor to the
Fund. NWQ is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc.

Ms.  Phyllis  G.  Thomas,  CFA,  is  primarily  responsible  for the  day-to-day management of NWQ's allocated portion of the Fund's  portfolio.  Ms. Thomas is a
Managing  Director and Portfolio Manager of NWQ and has been with the firm since
1990. Ms. Thomas has managed NWQ's allocated  portion of the Fund's assets since
June 2006. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to NWQ.

Securities Selection

Through an analyst-driven,  value-oriented  process,  NWQ invests in undervalued companies that it believes possess catalysts to improve profitability.  NWQ uses a bottom-up  research  approach  to identify  companies  that NWQ  believes  are undervalued in industries with positive or improving  fundamentals.  The process seeks to  identify  companies  where  catalysts  exist that may unlock  value or improve  profitability.  These catalysts may include new  management,  improving
fundamentals,   renewed  management  focus,  industry   consolidation,   company
restructuring,   and  excessive  pessimism.   In  addition,  a  broad  range  of
quantitative value factors

                                       24

are evaluated, such as price-to-cash flow, price-to-book, price-to-earnings, and quality of earnings.

NWQ  invests  in  intrinsic  value   opportunities  by  applying  a  variety  of
parameters.  Decisions  to  add  positions  to  the  portfolio  are  made  on an
opportunistic   basis,   capitalizing   on   situations   created  by   investor
over-reaction,  misperception,  and short-term  focus. NWQ typically  reduces or
eliminates   positions  in  the  portfolio  in  response  to   deterioration  of
fundamentals  and/or a failure to reach NWQ's proprietary price targets within a reasonable  time period.  NWQ's  allocated  portion of the  portfolio  typically consists of 45-70 stocks, depending on market conditions.

Wells Capital Management ("WCM"),  located at 5335 S.W. Meadows Road, Suite 290,
Lake Oswego,  Oregon 97035,  serves as a subadvisor to the Fund. Dale Benson and
Mark Cooper founded Benson Associates  ("Benson") in 1997, which was acquired by
WCM in 2003.  WCM is a subsidiary  of Wells Fargo Bank,  N.A.,  which in turn is wholly-owned by Wells Fargo & Company, a publicly-traded corporation.

Messrs.  Benson  and  Cooper  are  jointly  and  primarily  responsible  for the day-to-day  management  of WCM's  allocated  portion  of the  Fund's  portfolio.
Messrs.  Benson and Cooper  are both  Senior  Portfolio  Managers  at WCM.  Each portfolio manager has managed WCM's allocated portion of the Fund's assets since the  Fund's  inception.  The SAI  provides  additional  information  about  each portfolio  manager's  compensation,  other  accounts  managed by each  portfolio manager,  and the  portfolio  managers'  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WCM.

Securities Selection

In  managing  its  allocated  portion of the  Fund's  portfolio,  WCM  follows a bottom-up,  value-oriented  investment  strategy.  WCM  seeks  stocks  that have positive cash flows, improving fundamentals, and inexpensive valuations relative to their peers.  WCM seeks relatively  inexpensive  stocks falling into at least one of the following four  categories:  (1) neglected  stocks--stocks  that have been out of favor for an extended period; (2) oversold  stocks--stocks that have been bid down as a result of a market  over-reaction to temporary negative news;
(3)   thematic   stocks--stocks   that  are  likely  to  benefit   from  certain
macroeconomic,  demographic  or cyclical  trends;  and (4)  earnings  turnaround stocks--companies in the early stages of an earnings recovery.

Foreign Equity Fund

MGI Non-US Core Equity Fund

Fund Facts

Investment Objective           Long-term total return, which includes
                               capital appreciation and income

                                       25

Investment Category            Foreign Equity Fund

Investment Focus               Equity securities of companies in the
                               world's developed and emerging capital
                               markets, excluding the United States

Benchmark                      MSCI EAFE(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in equity  securities  of companies in the world's developed and emerging capital markets,  excluding the United States. The Fund's investments in equity securities may include dividend-paying securities,  common stock and preferred  stock issued by companies of any size, as well as American,
European, and Global Depositary Receipts (together, "Depositary Receipts").

In seeking to achieve the Fund's investment  objective,  the Fund's  subadvisors invest primarily in the equity  securities  (including  Depositary  Receipts) of companies  located outside the United States.  Under normal  circumstances,  the
Fund will invest at least 80% of its net assets (plus  borrowings for investment purposes, if any) in the equity securities of non-U.S.  companies.  (If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.)

While there is no minimum  number of countries  that will be  represented in the
Fund's  portfolio,  the Fund does  intend to  diversify  its  investments  among countries and geographic regions, including a significant portion in the world's emerging  markets.  However,  the Fund may invest a  significant  portion of its assets in one country or region,  if, in the judgment of a subadvisor,  economic and business  conditions  warrant such investments.  To the extent that the Fund invests a  significant  portion  of its  assets in one  country or region at any time,  the  Fund  will  face a  greater  risk of loss due to  factors  adversely affecting  issuers  located in that  single  country or region  than if the Fund always  maintained a greater degree of diversity among the countries and regions in which it invests.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage the assets of the Fund. Under the subadvisory  agreements, each subadvisor is responsible for the day-to-day portfolio management of one or more  distinct  allocated  portions  of the  Fund's  portfolio,  subject  to the
Advisor's  oversight.  The Fund's subadvisors,  including the portfolio managers that are  responsible  for  managing an allocated  portion of the Fund,  and the subadvisors' investment strategies, are:

AllianceBernstein L.P. ("Alliance"),  Avenue of the Americas, New York, New York
10105,  serves  as a  subadvisor  to the  Fund.  Alliance  is a  majority-owned, indirect  subsidiary of AXA

                                       26

Financial,  Inc., which, in turn, is a wholly-owned subsidiary of the AXA Group.
As  discussed  below,  Alliance  manages  its  allocated  portions of the Fund's portfolio by using  Alliance's  international  large cap growth strategy and its
international   strategic  value  strategy  in  order  to  identify   attractive
investment opportunities.

The allocated  portion of the Fund's  portfolio that is managed using Alliance's international  strategic  value  strategy  is  managed  by a team made up of the following individuals: Sharon E. Fay, Chief Investment Officer, Global Equities,
has been with Alliance for sixteen years.  Kevin F. Simms has been with Alliance for fourteen years and has been Co-Chief Investment Officer, International Value
Equities  since 2003,  and  Director of Research - Global Value  Equities  since
2000. Henry S. D'Auria has served as Chief Investment Officer - Emerging Markets
Value Equities since 2002, and Co-Chief Investment Officer - International Value
Equities  since  2003.  Prior  to his  current  position,  Mr.  D'Auria  managed
Alliance's global research department from 1998 to 2002. Giulio Martini is Chief
Investment  Officer - Currency & Quantitative  Strategy,  a position he has held since 2003.  Prior to that, Mr. Martini was chief  international  economist with responsibility  for  currency  strategies  and senior  portfolio  manager on the international  and global value equities  teams since 1992.  Marylin G. Fedak is
Executive Vice  President,  Head--Bernstein  Global Value Equities  Business and
Co-Chief Investment  Officer--US Large Cap Value. Prior to her current position,
Ms. Fedak was Chief  Investment  Officer for U.S.  Value  Equities  from 1993 to
2000.

The allocated  portion of the Fund's  portfolio that is managed using Alliance's international  large cap  growth  strategy  is  managed by a team made up of the following  individuals:  Christopher M. Toub, Executive Vice President and Chief
Executive Officer of AllianceBernstein  Limited, and  Head--Global/International
Growth  Equities.  Mr. Toub has been an Executive Vice President  since 1999 and
Head of  Global/International  Growth  Equities  since  1998.  Paul C.  Rissman,
Executive Vice President and Director of Research--Global  Growth Equities.  Mr.
Rissman  joined  Alliance  as a  quantitative  analyst  in 1989  and has been an
Executive Vice President and Director of Research--Global  Growth Equities since
2000. Stephen Beinhacker,  Senior Vice President and Global/International  Large
Cap Growth Portfolio Manager,  joined Alliance in 1992 as the firm's director of international  quantitative  stock research and joined the  Global/International
Large Cap  Growth  teams in 1994.  James K.  Pang,  Senior  Vice  President  and
Global/International Large Cap Growth Portfolio Manager, joined Alliance in 1996 and became a member of the  Global/International  Large Cap Growth team in 1998.
Gregory Eckersley,  Senior Vice President and Senior Portfolio  Manager,  joined
Alliance in 1991 as a non-US growth portfolio  manager based in London. In 2006, he joined the Global/International Large Cap Growth and Research Growth teams as a senior  portfolio  manager.  Previously,  he was chief  investment  officer of
Alliance  Capital  Management  (Pty)  Ltd and  was  responsible  for  overseeing
Alliance's South African joint venture.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Alliance.

                                       27

Securities Selection

Alliance's  international  strategic value strategy  focuses on the relationship between a  security's  current  price and the  security's  future  earnings  and dividend-paying  capability.  Alliance  believes  that  short-term  thinking can create  distortions  between the price of a security  and its  intrinsic  value.
Alliance  attempts to capitalize  on resultant  mispricings  through  bottom-up, fundamental  research and a disciplined  valuation process.  Alliance emphasizes bottom-up security selection, controlled country allocation, and active currency management.

Alliance's  international  large cap growth  strategy uses a bottom-up  security selection  process  in an  effort  to  identify  companies  with  strong  growth characteristics  at  reasonable  prices.  Alliance  expects to maintain a fairly concentrated  number  of  securities  in the  portfolio,  with a focus  on large capitalization  companies  that enjoy  dominant  positions  in their  respective industries.

In managing its allocated  portions of the Fund's portfolio,  Alliance generally does not maintain  explicit  constraints on country and sector weightings in the portfolio, and as a result, industry and country exposure is mainly a by-product of Alliance's security selection process.

Grantham,  Mayo, Van Otterloo & Company, LLC ("GMO"), located at 40 Rowes Wharf,
Boston, Massachusetts 02110, serves as a subadvisor to the Fund. GMO was founded in 1977 and is wholly-owned by its professionals.

Day-to-day  management of the Fund is the responsibility of GMO's  International
Quantitative   Division   (the   "Division").   The   Division's   members  work
collaboratively  to manage GMO's allocated portion of the Fund's portfolio,  and no one person is primarily  responsible  for day-to-day  management of the Fund.
Dr. Thomas Hancock,  a senior member of the Division,  allocates  responsibility for GMO's allocated  portion of the Fund's  portfolio to various team members of the  Division,  oversees  the  implementation  of  trades on behalf of the Fund, reviews the overall  composition of the portfolio,  and monitors cash flows.  At
GMO,  Dr.   Hancock  is  responsible   for  the  portfolio   management  of  all
international developed market and global quantitative equities portfolios.  Dr.
Hancock joined GMO in 1995. The SAI provides  additional  information  about the portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio manager,  and the  portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to GMO.

Securities Selection

GMO  generally  manages  its  allocated  portion of the Fund's  portfolio  using
fundamental   investment   principles  and  quantitative   applications.   GMO's
quantitative  approach  focuses  primarily on  valuation,  but also  includes an element that focuses on stock price momentum as an indicator of market sentiment and trends in company fundamentals.

In  constructing  its  allocated  portion  of the  Fund's  portfolio,  GMO  uses quantitative models to select stocks from a universe that contains stocks issued by companies from developed countries. GMO's screening process seeks to identify the most attractive stocks within each geographic

                                       28

region.  The universe is screened  according to three models:  Quality  Adjusted
Value,  Intrinsic  Value,  and  Momentum.  Stocks also are analyzed  taking into account factors such as country, sector and currency exposure.

For each discipline,  GMO constructs a target portfolio from the most attractive decile of stocks within each geographic  region.  This target  portfolio is then fine-tuned through portfolio optimization, which integrates top down country and currency  forecasts  to  tilt  the  portfolio.  The  optimization  process  also
integrates  additional  risk  controls  on  countries,  currencies,   individual
positions, industry sectors, and other factors.

The factors  considered  and models  used by GMO may change over time.  In using these models to construct its portfolio,  GMO seeks to produce a  style-balanced portfolio,  although stock selection  normally  reflects a slight bias for value stocks over growth stocks.

Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York
10112-6300,  serves  as a  subadvisor  to the  Fund.  Lazard  is a  wholly-owned subsidiary of Lazard  Freres & Co. LLC.  Lazard Freres & Co. LLC has one member,
Lazard Group LLC, a Delaware limited  liability  company.  Units of Lazard Group
LLC are held by Lazard Ltd., a Bermuda corporation with shares that are publicly traded on the New York Stock  Exchange.  As of March 31, 2006,  Lazard  invested approximately  $83.9 billion in assets for institutions  and individuals  around the world.

Lazard's  allocated  portion of the Fund's portfolio is managed on a team basis.
James M.  Donald is  primarily  responsible  for the  day-to-day  management  of
Lazard's allocated portion of the Fund's portfolio and allocates  responsibility to members of the team. Mr. Donald is a CFA and is a Managing Director of Lazard
and Head of the Emerging  Markets  Group.  Prior to joining  Lazard in 1996, Mr.
Donald worked at Mercury Asset Management,  where he served on the international equity team from 1985 to 1992,  and on the  emerging  markets  team from 1992 to
1996.  The SAI provides  additional  information  about the portfolio  manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Lazard.

Securities Selection

In managing its allocated  portion of the Fund's  portfolio,  Lazard  utilizes a bottom-up  research  approach  that  seeks to  identify  financially  productive companies that are, in Lazard's view, inexpensively valued. Lazard begins with a universe of emerging markets companies within a certain capitalization range. By using a screening process,  Lazard seeks to eliminate  companies with accounting irregularities  from  the  universe  of  potential  investments.  The  portfolio management team then analyzes the remaining  companies'  financial statements in an effort to identify companies that are undervalued relative to other companies in their industries.  The final step in Lazard's securities selection process is fundamental analysis,  where sustainability of returns,  company catalysts,  and management's incentive and ability to effectively use capital are projected over a three-year time horizon. The resulting securities are assigned initial price

                                       29

targets and ranked  within  their  industries  based on  expected  appreciation.
Political, macroeconomic, portfolio, and corporate governance risk are assessed, and each security's  initial price target is adjusted based on these factors.  A number of factors may cause  Lazard to consider  selling a  particular  security held in the portfolio.  These factors  include,  among other  developments,  the security trading at or near Lazard's  proprietary  price target, a determination by the  portfolio  manager  that the  original  investment  thesis  is no longer applicable, as well as political,  macroeconomic,  or other events. Depending on market  conditions,  Lazard's  allocated  portion of the Fund's  portfolio  will typically consist of between 60 and 90 different securities.

Fixed Income Funds

MGI Core Opportunistic Fixed Income Fund

Fund Facts

Investment Objective           Total return, consisting of both current
                               income and capital  appreciation

Investment Category            Fixed Income Fund

Investment Focus               Fixed income securities of U.S. issuers

Benchmark                      Lehman Brothers U.S. Aggregate Bond(TM)Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests in fixed income securities of U.S.  issuers.  The Fund invests primarily
in  U.S.  dollar-denominated,   investment  grade  bonds,  including  government
securities,  corporate bonds, and mortgage- and asset-backed  securities,  among others.  The Fund also may  invest a  significant  portion  of its assets in any combination of  non-investment  grade bonds (sometimes called high yield or junk bonds),  non-U.S.  dollar  denominated  bonds,  and bonds  issued by  issuers in emerging  capital  markets.  The Fund's  target  duration  is that of the Lehman
Brothers U.S.  Aggregate  Bond Index.  As of June 30, 2006,  the duration of the
Index  was  approximately  4.8  years.  Depending  on  market  conditions,   the
subadvisors of the Fund may manage their allocated portions of the Fund's assets to  maintain a  duration  within 20% of the  Fund's  target  duration.  Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of 4.8 years is expected to decline by 4.8%.

                                       30

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

BlackRock  Advisors,   Inc.,  a  wholly-owned  subsidiary  of  BlackRock,   Inc.
("BlackRock"),  is located at 100 Bellevue Parkway,  Wilmington,  Delaware 19808
and serves as a subadvisor to the Fund. BlackRock was founded in 1988 to provide global investment management, risk management, and advisory services.  BlackRock is an affiliate of The PNC Financial  Services  Group,  Inc., one of the largest diversified financial services companies in the United States. BlackRock,  Inc., the parent company of BlackRock, and Merrill Lynch & Co., Inc. ("Merrill Lynch")
recently  announced that they had reached an agreement pursuant to which Merrill
Lynch  will  contribute  its  investment  management  business,   Merrill  Lynch
Investment Managers, to BlackRock, Inc.

Mr. Keith Anderson and Mr. Scott Amero are jointly and primarily responsible for the  day-to-day  management  of  BlackRock's  allocated  portion  of the  Fund's portfolio.  Mr. Anderson is Chief Investment  Officer and a Managing Director of
BlackRock and has been at the firm since 1998. Mr. Amero,  a Managing  Director, joined  BlackRock  in 1990.  Each  portfolio  manager  has  managed  BlackRock's allocated  portion of the Fund's  assets  since the  Fund's  inception.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by the portfolio  managers,  and the portfolio  managers'
ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to BlackRock.

Securities Selection

In managing  its  allocated  portion of the Fund,  BlackRock  employs a relative value strategy to determine the tradeoff between risk and return. Relative value assessment is applied to sector,  sub-sector,  and individual security selection decisions.  BlackRock's  philosophy emphasizes research and analysis of specific sectors and  securities,  along with the risks  associated with the fixed income markets  including  interest rate risk, yield curve risk, cash flow risk, credit risk,  and  liquidity  risk.  Securities  are  purchased  for the Fund  when the management team determines that they have the potential for above-average  total return.  BlackRock  uses its own  proprietary  research  and  models to  analyze
securities,   and  based  on  this  analysis,   the  Fund  will  typically  hold
approximately 350 to 450 different securities.

                                       31

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard, Pasadena, California 91101, serves as a subadvisor to the Fund. WAMCo was founded in 1971, and is a wholly-owned subsidiary of Legg Mason, Inc.

A team of portfolio managers,  sector specialists,  and investment professionals at WAMCo,  led by Chief  Investment  Officer  S.  Kenneth  Leech,  Deputy  Chief
Investment  Officer  Stephen A. Walsh,  and Portfolio  Managers Edward A. Moody,
Carl L. Eichstaedt,  and Mark Lindbloom manages WAMCo's allocated portion of the
Fund's assets. Mr. Leech and Mr. Walsh serve as co-team leaders  responsible for day-to-day strategic oversight of WAMCo's allocated portion of the Fund's assets and for supervising the day-to-day  operations of the various sector  specialist teams dedicated to the specific asset classes in which WAMCo's allocated portion of  the  Fund  invests.  Mr.  Moody,  Mr.  Eichstaedt,  and  Mr.  Lindbloom  are
responsible  for portfolio  structure,  including  sector  allocation,  duration weighting, and term structure decisions.

Messrs.  Leech,  Walsh,  Moody,  and  Eichstaedt  have each served as  portfolio managers for WAMCo for over 10 years.  Mr. Lindbloom joined WAMCo in 2006. Prior to 2006,  Mr.  Lindbloom  was a  managing  director  of Salomon  Brothers  Asset
Management  Inc. and a senior  portfolio  manager  responsible  for managing its mortgage  corporate  group  and  was  associated  with  Citigroup  Inc.  or  its predecessor  companies  since 1986.  The team of portfolio  managers has managed
WAMCo's  allocated  portion of the Fund's portfolio since its inception,  except for Mr.  Lindbloom,  who has  managed  WAMCo's  allocated  portion of the Fund's assets since February 2006. The SAI provides  additional  information about each portfolio  manager's  compensation,  other  accounts  managed by each  portfolio manager,  and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WAMCo.

Securities Selection

WAMCo manages its allocated  portion of the Fund's portfolio using a broad-based approach  to  fixed  income  management,  making  use of  both  traditional  and
innovative   investment  tools  and  techniques.   WAMCo  combines  a  long-term
perspective on interest rates, with active inter- and intra-sector trading.

WAMCo sets a target portfolio duration based on a 6 to 9 month inflation outlook and controls  duration  tightly  relative to the benchmark,  the Lehman Brothers
U.S.  Aggregate Bond Index.  WAMCo evaluates each sector and sub-sector based on
WAMCo's expectation of how the sectors and sub-sectors will behave given WAMCo's economic  projections.  WAMCo's credit research team seeks to identify companies with changing credit characteristics before this information is reflected in the market.  WAMCo also attempts to identify  securities that are undervalued due to special circumstances.

MGI High Yield Fixed Income Fund

Fund Facts

Investment Objective           Total return, consisting of both current
                               income and capital

                                       32

                               appreciation

Investment Category            Fixed Income Fund

Investment Focus               Fixed income securities rated below
                               investment grade

Benchmark                      Merrill Lynch High Yield Master II Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests  in  fixed  income  securities.  The  Fund  invests  primarily  in  U.S.
dollar-denominated,  below investment grade bonds, including corporate bonds and mortgage- and  asset-backed  securities,  among others.  The Fund is expected to hold a significant  portion of its assets in any  combination of  non-investment grade  bonds  (sometimes  called  high  yield or junk  bonds),  non-U.S.  dollar denominated bonds, and bonds issued by issuers in emerging capital markets.  The
Fund's target  duration is that of the Merrill Lynch High Yield Master II Index.
As of June 30,  2006,  the  duration of the Index was  approximately  5.1 years.
Depending on market conditions, the subadvisor of the Fund may manage the Fund's assets to maintain a duration within 20% of the Fund's target duration. Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of 5.1 years is expected to decline by 5.1%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in fixed income  securities that are rated below  investment  grade.  If the Fund  changes  this  investment policy,  the Fund will  notify  shareholders  at least 60 days in advance of the change.

The Subadvisor

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York,  New York 10019
serves as the  subadvisor  to the MGI High Yield Fixed Income Fund.  MacKay is a
wholly-owned  subsidiary  of New  York  Life  Investment  Management  LLC and is
registered as an investment adviser under the Advisers Act.

Day-to-day management of the Fund is the responsibility of the MacKay High Yield
Active Core Investment  Team. Four portfolio  managers are jointly and primarily responsible for the day-to-day management of the Fund's assets: Dr. Dan Roberts,
Ph.D.,  Senior Managing  Director;  Lou Cohen, CFA, Managing  Director;  Michael
Kimble, CFA, Managing Director;  and Taylor Wagensell,  Managing Director.  Each
portfolio  manager has been with  MacKay  since  October of 2004,  at which time
MacKay acquired Pareto Partners' ("Pareto") high yield investment team.

                                       33

Prior thereto, each portfolio manager had been an employee of Pareto since 2000.
The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to MacKay.

Securities Selection

The MacKay  Shields'  High Yield Active Core  Investment  Team  consists of four portfolio  managers,  supported by two dedicated  senior credit analysts and two traders  who also  perform  credit  and  quantitative  analysis.  The  portfolio management team follows an investment process that utilizes a bottom-up security selection  strategy,  augmented by  macroeconomic  analysis.  The initial credit screen,  which consists of a multi-factor  progression of both  quantitative and qualitative  characteristics,  is the  most  important  filter,  and  identifies security candidates for further in-depth analysis. Securities also are subjected to a payoff  analysis,  seeking to  identify  those  bonds  within  the  capital structure  that have the most  attractive  profile and to  eliminate  bonds with inferior return prospects relative to the risk of loss. The portfolio management
team  also  utilizes  extensive  proprietary   fundamental  credit  analysis  to
determine  the  creditworthiness  of each company and  evaluates  each bond on a relative value basis.

MGI US Short Maturity Fixed Income Fund

Fund Facts

Investment Objective           Safety of principal and a moderate level of
                               income

Investment Category            Fixed Income Fund

Investment Focus               Fixed income securities of U.S. issuers

Benchmark                      Lehman Brothers Government/Credit 1-3 Year
                               Bond(TM)Index

Investment Objective

The  investment  objective of the Fund is to provide  safety of principal  and a moderate level of income.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment objective, the Fund invests in fixed
income  securities  of  U.S.  issuers.   The  Fund  invests  primarily  in  U.S.
dollar-denominated,  investment grade bonds,  including  government  securities, corporate bonds,  and mortgage and asset backed  securities,  among others.  The
Fund's portfolio will typically have a duration of one to three years.  Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to  maturity.  Duration is the  magnitude of the change in price of a bond relative to a given

                                       34

change  in the  market  interest  rate.  Generally,  the  price of a bond with a shorter  duration will be less  sensitive to changes in interest  rates than the price of a bond with a longer duration.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in fixed income securities of
U.S. issuers.  If the Fund changes this investment  policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Subadvisor

Aberdeen  Asset  Management,  Inc.  ("AAMI"),  located  at 1735  Market  Street,
Philadelphia,  Pennsylvania 19103, serves as the subadvisor to the Fund. AAMI is a direct, wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen"),
and  was  incorporated  in  1993.  AAMI  provides   investment   management  and
administrative  services to U.S. and Canadian registered investment companies, a variety of private funds, as well as a diverse range of  institutional  clients.
As of June 30, 2006, AAMI managed approximately $26 billion in assets.  Aberdeen is a  United  Kingdom  corporation  that  is  the  parent  company  of an  asset management group managing  approximately  $132 billion of assets, as of June 30,
2006, for pension funds, financial institutions, investment trusts, unit trusts,
U.S. registered investment  companies,  offshore funds,  charities,  and private clients. The individuals  identified below as the Fund's portfolio managers have been managing U.S. tax-exempt assets since 1979.

AAMI  manages the Fund using a team  approach.  The  following  individuals  are jointly and primarily  responsible  for the day-to-day  management of the Fund's portfolio:

     Gary W.  Bartlett,  CFA. Mr.  Bartlett  has served as the Chief  Investment
     Officer of AAMI since 2005; prior thereto,  he was a Managing  Director and the Chief Investment  Officer of Deutsche  Investment  Management  Americas
     ("DIMA"), which he joined in 1992.

     Warren A.  Davis.  Mr.  Davis has been a Senior  Portfolio  Manager of AAMI since 2005;  prior thereto,  he was a Managing  Director of DIMA,  which he joined in 1995.

     Thomas J. Flaherty.  Mr.  Flaherty has been a Senior  Portfolio  Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1995.

     J. Christopher  Gagnier. Mr. Gagnier has been a Senior Portfolio Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1997.

     William T. Lissenden.  Mr.  Lissenden has been a Portfolio  Manager of AAMI since 2005;  prior thereto,  he was a Director of DIMA,  which he joined in
     2002.  From 2000 to 2002, Mr.  Lissenden was a fixed income  strategist and director of research at Conseco Capital Management.

     Daniel R. Taylor,  CFA. Mr. Taylor has been a Senior  Portfolio  Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1998.

                                       35

     Timothy C. Vile. Mr. Vile has been a Senior Portfolio Manager of AAMI since
     2005; prior thereto, he was a Managing Director of DIMA, which he joined in
     1991.

Each  portfolio  manager  has  managed  the Fund  since its  inception.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to AAMI.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation following the Acquisition, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of the securities in the Fund, if any.

Securities Selection

AAMI  approaches  fixed  income  management  from a  bottom-up,  relative  value perspective,  seeking to  identify  bonds that are  priced  inefficiently.  AAMI believes that interest rate  forecasts are unreliable and strives to maintain an average  portfolio  duration that is equal to that of the benchmark,  the Lehman
Brothers Government/Credit 1-3 Year Bond Index. An intrinsic value is calculated for each bond, based on analysis by AAMI of the issue's credit worthiness,  cash flow, and liquidity.

The investment process is driven by security selection. AAMI analyzes the market to identify  bonds that are  considered  to be  undervalued.  AAMI  determines a target  price for each bond,  and  purchases  those  bonds  that,  in the firm's judgment,  are  undervalued  when compared  with the market  price.  If a bond's intrinsic  value is lower than the current market yield,  the bond is considered for purchase.  When a bond's market yield  approaches its intrinsic  value,  the bond is considered for sale.

Additional Risks

All investment  securities are subject to inherent market risks and fluctuations in value due to earnings,  economic, and political conditions and other factors.
These risks  could  adversely  affect the net asset value and total  return of a
Fund, the value of a Fund's  investments,  and your investment in a Fund. Please see "Principal  Risks" in the "Summary of the Funds" earlier in this  prospectus for a description of the principal risks of investing in the Funds.

The following are  descriptions  of the secondary risks of some of the Funds, as indicated  below.  Risks with an asterisk are further  described  in  "Principal
Risks":

Convertible
Securities
Risk           The domestic  equity Funds,  the MGI Non-US Core Equity Fund, and the MGI  Core  Opportunistic  Fixed  Income  Fund may  invest  in convertible  securities (preferred stocks, debt instruments,  and other  securities  convertible into common stocks) that may offer higher income than the common  stocks into which the  convertible securities are  convertible or  exchangeable.  While  convertible securities generally

                                       36

               offer  lower  yields  than  non-convertible  debt  securities  of similar quality, the prices of convertible securities may reflect changes in the values of the underlying  common stocks into which such  debt  securities  are  convertible  or  exchangeable.  As a general  rule,  convertible  securities  entail less risk than an issuer's common stock,  although  convertible  securities usually have less potential for appreciation in value than common stock.

Counterparty
Risk           The risk that the issuer or guarantor of a fixed income security, the  counterparty to a derivatives  contract,  or a borrower of a
               Fund's  securities  will be  unwilling  or unable to make  timely principal,  interest,  or  settlement  payments,  or otherwise to honor its obligations.

Derivatives
Risk           The Funds  may  engage in a  variety  of  transactions  involving
               derivatives,   such  as  futures,  options,  warrants,  and  swap
               contracts.  Derivatives are financial  instruments,  the value of which depends  upon,  or is derived from,  the value of something else,  such  as one or  more  underlying  investments,  pools  of
               investments,   indexes,  or  currencies.  A  subadvisor  may  use
               derivatives both for hedging and non-hedging  purposes,  although it is anticipated  that the use of  derivatives  within the Funds will  generally  be limited to  maintaining  exposure  to certain
               market  segments  or  asset  classes,  or  facilitating   certain
               portfolio transactions. Investments in derivatives may be applied toward  meeting a requirement  to invest in a particular  kind of investment  if  the  derivatives  have  economic  characteristics similar to that investment.

               Derivatives  involve special risks and may result in losses.  The successful  use  of  derivatives  depends  on  the  ability  of a subadvisor to manage these sophisticated instruments.  The prices of  derivatives  may  move in  unexpected  ways due to the use of
               leverage  or  other   factors,   especially  in  unusual   market
               conditions,  and may result in increased volatility.  For further information about the risks of derivatives, see the SAI.

Emerging
Markets
Investments
Risk*          The MGI Non-US Core  Equity  Fund may invest in emerging  markets securities. The prices of emerging markets securities may be more volatile  than the  prices  of  other  foreign  investments,  and investments  in these  securities  may present a greater  risk of loss.

                                       37

Foreign
Investments
Risk*          The domestic  equity Funds may invest in  securities  of non-U.S.
               issuers  and  in  Depositary  Receipts  of  non-U.S.   companies.
               Investing in foreign securities,  including  Depositary Receipts, typically involves more risks than investing in U.S.  securities.
               These risks can  increase the  potential  for losses in the Funds and affect their respective share prices.  Generally,  securities of many foreign issuers may be less liquid,  and their prices may be more volatile, than the securities of comparable U.S. issuers.

High Yield
Securities
Risk*          Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds." These  securities  involve  greater risk of loss due to  credit  deterioration  and are  less  liquid,  especially during  periods of economic  uncertainty  or change,  than higher quality debt securities.  Lower-rated  debt securities  generally have a higher  risk that the issuer of the  security  may default and not make required payments of interest or principal.

Mortgage-
Backed
and
Asset-
Backed
Securities
Risk           The  fixed  income  Funds  may  invest  in  mortgage-backed   and
               asset-backed   securities.    Mortgage-backed    securities   are
               securities  representing  interests  in pools of mortgage  loans.
               These   securities   generally   provide  holders  with  payments
               consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers  may  refinance or otherwise  repay  principal on their mortgages  earlier than  scheduled.  When this  happens,  certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and a Fund may be forced to reinvest in obligations with lower yields than the original obligations.

               Asset-backed  securities are securities for which the payments of interest and/or principal are backed by loans,  leases, and other receivables.  Asset-backed  securities are subject to many of the same types of risks as mortgage-backed  securities.  In addition, issuers of  asset-backed  securities may have limited  ability to enforce the  security  interest  in the  underlying  assets,  and credit enhancements  provided to support the securities,  if any, may be inadequate to protect investors in the event of default.

Securities
Lending        The Funds may lend their portfolio securities. Securities will be loaned  pursuant  to  agreements  requiring  that  the

                                       38

               loans be continuously  secured by collateral in cash,  short-term debt obligations,  government obligations,  or bank guarantees at least equal to the values of the portfolio  securities subject to the loans. The Funds bear the risk of loss in connection with the investment of any cash collateral  received from the borrowers of their securities.

Small
and
Medium
Capitalization
Stock
Risk*          The MGI US Large Cap Growth  Equity Fund and the MGI US Large Cap
               Value  Equity Fund may invest in  securities  of small and medium capitalization companies. These securities may be subject to more abrupt or erratic  movements than securities of larger companies, may  have  limited  marketability,  and may be less  liquid  than securities with larger capitalizations.

Value
Stock Risk*    The MGI Non-US  Core Equity  Fund may invest in value  stocks.  A particular  value stock may not increase in price, as anticipated by the  subadvisor.  Also,  cyclical  stocks  tend to increase in value more quickly  during  economic  upturns  than  non-cyclical stocks,  but cyclical stocks also tend to lose value more quickly in economic downturns.

Cash and Short-Term Investments

Although each Fund generally expects to be fully invested in accordance with its investment  strategies as described in this prospectus,  the Funds may also hold cash and short-term  instruments for temporary or defensive purposes,  including in  anticipation  of  redemptions  or prior to  investment of deposits and other proceeds in accordance with the Funds' investment  objectives and policies.  The types of short-term instruments in which the Funds may invest for such temporary purposes include short-term  fixed-income  securities (such as securities issued or  guaranteed  by the U.S.  government  or its agencies or  instrumentalities), money market mutual funds, repurchase agreements,  certificates of deposit, time deposits and bankers'  acceptances of certain qualified financial  institutions, corporate commercial paper, and master demand notes.

When a Fund takes  temporary  defensive  positions by increasing its holdings in cash,  money market  instruments,  or  repurchase  agreements,  the Fund may not participate  in market  advances  or  declines  to the same extent that the Fund would if it remained more fully invested in portfolio  securities.  In addition, the Fund might not achieve its investment objective.

The Funds also may invest in futures  contracts  and pools of futures  contracts that are  intended to provide a Fund with  exposure to certain  markets or asset classes.  From time to time,  the  Funds  also may hold  short-term  instruments denominated in currencies other than the U.S. dollar.

Additional Information

Commodity Pool Operator  Exemption.  The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act (the "CEA"), and,

                                       39

therefore,  is not subject to  registration  or regulation  as a commodity  pool operator under the CEA.

Selective Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of their  portfolio  securities.  A description of these policies and procedures is available in the SAI.

Who Manages the Funds

Investment Advisor and the Subadvisors

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan Companies, Inc. The Advisor is registered as an investment advisor with the U.S.  Securities  and Exchange  Commission  (the  "SEC").  The Advisor is an
affiliate of Mercer  Investment  Consulting,  Inc.  ("Mercer IC"), an investment
consultant  with  more  than  30  years'  experience   reviewing,   rating,  and
recommending investment managers for institutional clients.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's securities  portfolio,  and, subject to review and approval  by the Board of  Trustees  of the Trust  (the  "Board"):  (i) sets the
Funds' overall investment  strategies;  (ii) evaluates,  selects, and recommends subadvisors to manage all or part of the Funds' assets;  (iii) when appropriate, allocates and reallocates the Funds' assets among subadvisors; (iv) monitors and evaluates the performance of subadvisors,  including the subadvisors' compliance with the investment objectives, policies, and restrictions of the Funds; and (v)
implements  procedures  to ensure  that the  subadvisors  comply with the Funds'
investment objectives, policies, and restrictions.

When identifying  possible  subadvisors,  the Advisor typically (but not always)
begins  with a universe  of  investment  managers  rated  highly by the  Manager
Research Group of Mercer IC (the "Mercer Research  Group").  The Group evaluates each investment  manager based upon both  quantitative and qualitative  factors, including:  an assessment of the strength of the overall  investment  management organization; the people involved in the investment process; the appropriateness of the investment product and its composites;  and an analysis of the investment
manager's  investment   philosophy  and  process,   risk-adjusted   performance,
consistency of performance,  and the style purity of the product.  The Advisor's portfolio  management  team  reviews  each  manager  that is highly rated by the
Mercer Research Group, and creates a short list for further analysis. Short-list candidates are  scrutinized to evaluate  performance  and risk  characteristics, performance in up and down markets,  investment styles,  and  characteristics of the securities held in the portfolio.  The Advisor's  portfolio  management team then conducts off-site and on-site due diligence visits to meet the subadvisors'
portfolio management teams. The list of candidates is further narrowed, and each potential  subadvisor,  in combination  with the existing  subadvisor(s)  of the portfolio,  is analyzed using proprietary tools. The most compatible  subadvisor candidates are then put through an on-site compliance review conducted by the

                                       40

Advisor's  compliance  staff.  Results are shared with the  Advisor's  portfolio management team, after which the final selection of the subadvisor is made.

The Advisor also  considers the Mercer  Research  Group's  ratings of investment managers  when  contemplating  the  termination  of a  subadvisor.  Although the recommendations of the Mercer Research Group are given substantial weight in the decision-making  process,  the Advisor's portfolio  management team performs its own analysis of potential and existing subadvisors and is ultimately responsible for selecting or  terminating a  subadvisor.  Therefore,  there is a possibility that the Advisor's  decision with respect to a particular  subadvisor may differ from recommendations made by the Mercer Research Group.

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average  performance over time. Ravi  Venkataraman,  CFA, and
Christopher  Ray,  CFA, are  responsible  for  establishing  the Funds'  overall investment strategies and evaluating and monitoring the subadvisors managing the
Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor, has over sixteen years of consulting and  investment  advisory  experience.  Prior to his current role, Mr. Venkataraman led the investment consulting practice for Mercer
IC in the northeast region of the United States and assisted some of Mercer IC's largest institutional clients in building multi-manager portfolios. As the Chief
Investment  Officer  of  the  Advisor,  Mr.  Venkataraman  leads  the  portfolio management  team  and  chairs  the  Investment  Committee,  which  develops  the philosophy  and  establishes  investment  policies for the business.  Mr. Ray, a
Senior Portfolio  Manager of the Advisor,  has over nineteen years of investment management  experience.  He has  previously  served as a senior vice  president, consultant  relations  manager,  and  fixed  income  portfolio  manager  with  a diversified mutual fund company.

The Funds pay the Advisor  fees for  managing  the Funds'  investments  that are calculated as a percentage of the Funds' assets under management.  The following represents the total advisory fees payable by the Funds:

                                               Investment Advisory Fee*
                                          Assets up to       Assets in excess of
Funds                                     $750 million           $750 million

MGI US Large Cap Growth Equity Fund          0.55%                  0.53%
MGI US Large Cap Value Equity Fund           0.53%                  0.51%
MGI US Small/Mid Cap Growth Equity Fund      0.90%                  0.90%
MGI US Small/Mid Cap Value Equity Fund       0.90%                  0.90%
MGI Non-US Core Equity Fund                  0.75%                  0.73%
MGI Core Opportunistic Fixed Income Fund     0.35%                  0.33%
MGI High Yield Fixed Income Fund             0.60%                  0.58%
MGI US Short Maturity Fixed Income Fund      0.25%                  0.23%

*    Consists of the total advisory fee payable by the Funds to the Advisor. The
     Advisor is responsible for paying the subadvisory fees.

The Trust,  with  respect to each Fund,  and the  Advisor  have  entered  into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement  agreement")

                                       41

pursuant  to which the  Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each Fund's  expenses  otherwise would exceed  the "Net  Expenses"  rates for the Class Y-1,  Class Y-2,  and Class Y-3 shares,  as  applicable,  of the Fund,  as shown in the  Annual  Fund  Operating
Expenses  table  contained  in the  "Summary  of the Funds" in this  prospectus.
Pursuant to the expense reimbursement  agreement,  the Advisor is entitled to be reimbursed  for any fees the Advisor  waives and Fund  expenses that the Advisor reimburses  for a period of three years  following  such fee waivers and expense reimbursements,  to the extent  that such  reimbursement  of the Advisor by each
Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through March 31, 2007, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The  Advisor  has  entered  into   subadvisory   agreements  (the   "Subadvisory
Agreements")  with  the  subadvisors  pursuant  to  which  the  subadvisors  are compensated out of the investment  advisory fees that the Advisor  receives from the Funds.  The current  subadvisors  to the Funds are  identified in "Principal
Investment Strategies and Related Risks" earlier in this prospectus.

A  discussion  regarding  the basis for the Board's  approval of the  investment management agreement with the Advisor and each Subadvisory Agreement (other than the  Sub-Advisory  Agreements with MacKay,  AQR, NWQ,  Lazard,  and Alliance) is available in the Funds'  semi-annual report to shareholders for the period ended
September 30, 2005. A discussion regarding the basis for the Board's approval of the Subadvisory  Agreements with MacKay,  AQR, NWQ, Lazard, and Alliance will be available in the Fund's  semi-annual report to shareholders for the period ended
September 30, 2006.

The Trust and the Advisor  have  obtained  an  exemptive  order (the  "Exemptive
Order") from the SEC that permits the Trust and the Advisor,  subject to certain conditions and approval by the Board, to hire and retain  subadvisors and modify subadvisory  arrangements  without  shareholder  approval.  Under the  Exemptive
Order,  the  Advisor  may act as a manager  of  managers  for all or some of the
Funds, and the Advisor supervises the provision of portfolio management services to those Funds by the subadvisors.  The Exemptive Order allows the Advisor:  (i)
to continue the  employment  of an existing  subadvisor  after events that would otherwise  cause an automatic  termination  of a subadvisory  agreement with the subadvisor;  and (ii) to reallocate  assets among  existing or new  subadvisors.
Within 90 days of retaining new  subadvisors,  the affected  Fund(s) will notify shareholders of the changes. The Advisor has ultimate responsibility (subject to oversight by the Board) to oversee the  subadvisors  and recommend their hiring, termination,  and replacement.  The Exemptive Order also relieves the Funds from disclosing  certain fees paid to  non-affiliated  subadvisors in documents filed with the SEC and provided to shareholders.

The SEC has proposed a rule (the "Manager of Managers  Rule") under the 1940 Act that would permit investment companies, such as the Trust, to utilize manager of managers  structures  without exemptive relief. The proposed Manager of Managers
Rule contains  provisions  that are similar to the  conditions  contained in the
Exemptive  Order.  If the  Manager of Managers  Rule is adopted by the SEC,  the
Trust will operate in accordance with the Rule, rather than the Exemptive Order.

                                       42

Administrative Services

Investors Bank & Trust Company (the  "Administrator"),  located at 200 Clarendon
Street, Boston, Massachusetts,  is the administrator of the Funds. The Funds pay the  Administrator  at the following annual contract rates of the Funds' average daily net assets for external  administrative  services:  Fund assets up to $300 million,  0.055 of 1%, and Fund assets in excess of $300  million,  0.050 of 1%.
These  external  administrative  services  include  fund  accounting,  daily and ongoing maintenance of certain Fund records, calculation of the Funds' net asset values (the "NAVs"), and preparation of shareholder reports.

The Advisor provides certain internal  administrative  services to the Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.10%
and 0.05% of the average  daily net assets of the Class Y-1 and Class Y-2 shares of the Funds,  respectively.  These  internal  administrative  services  include attending  to  shareholder  correspondence,  requests and  inquiries,  and other
communications  with  shareholders;   assisting  with  exchanges  and  with  the
processing of purchases and redemptions of shares;  preparing and  disseminating information and documents for use by beneficial shareholders; and monitoring and overseeing  non-advisory  relationships  with entities providing services to the
Class Y-1 and Class Y-2 shares, including the transfer agent. From time to time, payments may be made to  affiliates  of the Advisor by the Funds or the Advisor, out of the Advisor's own resources, for services provided by those affiliates.

Pricing of Fund Shares

The price of each Fund's  shares is based on its NAV.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its  outstanding  shares.  Shares  are only  valued as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  each day the
Exchange is open. The Exchange  normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

Each Fund  values  its  investments  for which  market  quotations  are  readily available at market value.  Each Fund values  short-term  investments  that will mature within 60 days at amortized cost, which  approximates  market value. Each
Fund values all other investments and assets at their fair value.

The Funds translate prices for their  investments  quoted in foreign  currencies into U.S. dollars at current  exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect a Fund's NAV.
Because foreign  markets may be open at different  times than the Exchange,  the value of a Fund's  shares may change on days when  shareholders  are not able to buy or sell them. If events materially  affecting the values of a Fund's foreign investments  (in the opinion of the Advisor and the  subadvisors)  occur between the close of foreign  markets and the close of regular  trading on the Exchange, or if  reported  prices are  believed by the  Advisor or the  subadvisors  to be unreliable,  these investments will be valued at their fair value. The Funds may rely on third-party  pricing vendors to monitor for events materially  affecting the values of the Funds' foreign investments during the period between the close of foreign markets and the close of regular  trading on the Exchange.  If events occur that materially affect the values of the Funds' foreign  investments,  the third-party pricing vendors will provide revised values to the Funds.

                                       43

If market  quotations  are not  readily  available  for a Fund's  investment  in
domestic  securities,   such  as  restricted  securities,   private  placements,
securities for which trading has been halted (as a result of a significant event such as a merger, bankruptcy, or other significant issuer-specific development), or other illiquid  securities,  these  investments  will be valued at their fair value.  While  fair  value  pricing  may be more  commonly  used with the Funds'
foreign  investments,  fair  value  pricing  also  may  be  used  with  domestic securities, where appropriate.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using  closing  market  prices.
Also, due to the subjective  nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

Purchasing and Selling Fund Shares

Selecting an Appropriate Share Class

This  prospectus  offers  you a choice of three  classes of shares of the Funds:
Class Y-1, Class Y-2, and Class Y-3 shares. (In this prospectus,  the Class Y-1,
Class  Y-2,  and Class Y-3  shares  are  together  referred  to as the  "Class Y
Shares.")  This allows you to choose  among  different  levels of  services  and ongoing operating expenses, as illustrated in the "Fees and Expenses" section of this prospectus.

Class Y Shares  generally  are  available  only to clients of the Advisor and to institutional  investors  (including  certain  retirement  plans,  which include defined  benefit  and  defined  contribution  plans)  that meet the  eligibility requirements  presented  below. The class of shares that is best for you depends on a  number  of  factors,  such  as  whether  you  are  a  retirement  plan  or non-retirement plan investor,  the amount you intend to invest, and the level of services that you desire. Please consult the Advisor, your plan administrator or recordkeeper,  or your  financial  advisor,  as to  which  share  class  is most appropriate for you. Here is a summary of the differences among the Funds' Class
Y-1, Class Y-2, and Class Y-3 shares:

Class Y-1 Shares

     o    Initial Sales Charge: None

     o    Contingent Deferred Sales Charge: None

     o    12b-1 Fee: 0.25%

     o    Dividends: Higher annual expenses, and lower dividends, than Class Y-2 shares  and  Class  Y-3  shares  because  of the  12b-1  and  internal administrative fees paid by Class Y-1 shares to the Advisor.

     o    Minimum Purchase or Eligibility Requirements:  Must have invested over
          $50  million  in the Funds (in the case of defined  contribution  plan investors)  or at least $10  million (in the case of  investors  other than defined contribution plans) in the Funds.

                                       44

     o    Shareholder  Services:  Full  shareholder  servicing  is  performed by
          Mercer and/or its affiliates, including communication with third-party
          administrators,   and  the   Class   Y-1   shares   pay  an   internal
          administrative fee for these services.

Class Y-2 Shares

     o    Initial Sales Charge: None

     o    Contingent Deferred Sales Charge: None

     o    12b-1 Fee: None

     o    Dividends: Lower annual expenses, and higher dividends, than Class Y-1 shares;  higher annual expenses,  and lower dividends,  than Class Y-3 shares, because of the internal  administrative fees paid by Class Y-2 shares to the Advisor.

     o    Minimum  Purchase or Eligibility  Requirements:  Must have invested at least  $100  million  in the  Funds  or  entered  into  an  Investment
          Management Agreement with the Advisor or its affiliates. Retirement or other benefit plans of the Advisor and any of its affiliates  also may invest in Class Y-2  shares.  Class Y-2  shares are not  available  to certain defined contribution plans. Please consult the Advisor.

     o    Shareholder   Services:   Certain  limited  shareholder  servicing  is
          performed by the Advisor or its  affiliates,  and the Class Y-2 shares pay an internal administrative fee for these services.

Class Y-3 Shares

     o    Initial Sales Charge: None

     o    Contingent Deferred Sales Charge: None

     o    12b-1 Fee: None

     o    Dividends: Lower annual expenses, and higher dividends, than Class Y-1 shares and Class Y-2 shares.

     o    Minimum Purchase or Eligibility  Requirements:  Must both have entered into an  Investment  Management  Agreement  with  the  Advisor  or its affiliates,  and have invested at least $350 million in the Funds. The
          MGI Collective Trust,  discretionary  investment management clients of the Advisor or its  affiliates  prior to June 30, 2005, and retirement or other benefit plans of the Advisor and any of its  affiliates  also may invest in Class Y-3 shares. Please consult the Advisor.

     o    Shareholder  Services:  No  shareholder  servicing is performed by the
          Advisor or its  affiliates  at the Class level,  as it is  anticipated that  shareholder  servicing  will be performed  at the client  level.
          Shareholder servicing arrangements for holders of

                                       45

          Class Y-3 shares are  customized to each  specific  client and are not paid for from the assets of the Funds.

Marketing and Shareholder Services (12b-1) Plan

The Funds have adopted a plan of marketing and shareholder  services,  or "12b-1 plan," to finance the provision of certain  marketing  services and  shareholder services  to owners of Class Y-1  shares of the  Funds.  The plan  provides  for payments  at annual  rates  (based on average net assets) of up to 0.25% of each
Fund's Class Y-1 shares. Because these fees are paid out of the Funds' assets or income on an ongoing basis,  over time these fees will increase the cost of your investment  (reducing the return of your  investment) and may cost you more than paying other types of sales charges. For investors in defined contribution plans administered by Mercer HR Services LLC ("Mercer Services"),  an affiliate of the
Advisor that provides  administrative  services to retirement plans,  these fees may be paid to Mercer Services.  Also, these fees may be paid to the Advisor, or to Mercer  Securities,  a division of MMC Securities  Corp., an affiliate of the
Advisor, in connection with their providing marketing services for the Class Y-1 shares of the Funds.

Purchasing Class Y Shares

The Funds sell their  Class Y Shares at the  offering  price,  which is the NAV.
Class Y Shares may not be  available  through  certain  financial  advisors  and retirement plan administrators and recordkeepers.

A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with  cash,  when  consistent  with the  Fund's  investment  objective  and policies.  Acceptance of such  purchases  will be at the  Advisor's  discretion.
Contact the Advisor for further information.

Purchasing Class Y-1 and Class Y-2 Shares

Class Y-1 and Class Y-2 shares may be purchased  through your financial  advisor or directly by contacting  PFPC Inc.,  the Funds'  transfer agent (the "transfer agent"), located at PO Box 9811, Providence, Rhode Island 02940-8011. If you are
a defined  contribution  retirement plan, Class Y-1 shares also may be purchased through your  retirement  plan  administrator  or  recordkeeper.  Your financial advisor,  the Funds'  transfer agent or your retirement  plan  administrator  or recordkeeper,  as  applicable,  generally  must receive your completed buy order before the close of regular trading on the Exchange for your shares to be bought at that  day's  offering  price.  Your  financial  advisor  or  retirement  plan administrator or recordkeeper, as applicable, will be responsible for furnishing all necessary  documents to the Funds'  transfer  agent,  and may charge you for these services.  If you wish to purchase shares directly from the Funds, you may complete  an order form and write a check for the amount of Class Y Shares  that you wish to buy,  payable to the Trust.  Return the completed  form and check to the Funds' transfer agent.

Purchasing Class Y-3 Shares

Eligible institutional clients of the Advisor or its affiliates that wish to buy
Class Y-3 shares should contact the Advisor.

                                       46

The Funds may  periodically  close to new  purchases  of  shares.  The Funds may refuse any order to buy shares if the Funds and the Advisor determine that doing so would be in the best interests of the Funds and their shareholders.

Customer Identification

Mutual  funds must  obtain  and verify  information  that  identifies  investors opening new accounts.  If a Fund is unable to collect the required  information, the Fund or its agents may not be able to open a Fund  account.  Investors  must provide their full name, residential or business address, social security or tax identification  number,  and date of birth (as  applicable).  Entities,  such as trusts,  estates,  corporations,  and  partnerships,  must  also  provide  other identifying  information.  The  Funds  or their  agents  may  share  identifying information with third parties for the purpose of verification. If a Fund or its agents cannot verify identifying  information after opening an account, the Fund reserves the right to close the account.

Selling Class Y Shares

You can sell your Class Y Shares  back to the Funds on any day the  Exchange  is open,  through  the  Advisor,  your plan  administrator  or  recordkeeper,  your financial advisor, or directly to the Funds, depending upon through whom and how you own your Class Y Shares.  Payment for redemption may be delayed until a Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

If you are an institutional  client of the Advisor (or its affiliates) that owns
Class Y Shares,  contact the Advisor or the Funds'  transfer  agent to sell your
Class Y Shares.  The Funds'  transfer  agent must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day's NAV.  The Advisor may  establish  an earlier time by which it must receive instructions  from its  clients in order for its  clients to receive  that day's
NAV.

If you are not an  institutional  client of the Advisor,  contact your financial advisor or the Funds' transfer agent directly, as applicable, to sell your Class
Y Shares.  Your financial advisor or the Funds' transfer agent must receive your request in proper form before the close of regular  trading on the  Exchange for you to receive that day's NAV.

If you are a participant in a defined contribution retirement plan, contact your plan  administrator  or  recordkeeper  to sell your  Class Y  Shares.  Your plan administrator  or  recordkeeper  must receive your request in proper form before the close of regular  trading on the Exchange for you to receive that day's NAV.
Your plan  administrator or recordkeeper  will be responsible for forwarding the request to the Funds'  transfer  agent on a timely  basis and may charge you for his or her services.

Payments by the Funds

Each Fund  generally  sends you payment for your Class Y Shares the business day after your  request is  received.  Under  unusual  circumstances,  the Funds may suspend redemptions,  or postpone payment for more than seven days, as permitted by federal securities law.

                                       47

Redemptions by the Funds

Each Fund  reserves the right to pay  redemptions  "in-kind"  (i.e.,  payment in securities  rather  than  cash) if the value of the Class Y shares  that you are redeeming  is large enough to affect a Fund's  operations  (for  example,  if it represents  more than $250,000 or 1% of a Fund's  assets).  In these cases,  you might incur brokerage costs converting the securities to cash.

The Funds also  reserve  the right to close any  account of an  investor  if the value of the  investor's  shares in the Funds  falls  below the  Funds'  minimum investment  requirements,  or if you are deemed to engage in activities that are illegal (such as late trading) or otherwise  believed to be  detrimental  to the
Funds (such as market timing) to the fullest extent  permitted by law. The 2.00%
short-term  trading fee will apply to  redemptions of shares that have been held less than 30 days, including redemptions described in this section.

Exchanging Class Y Shares

If you want to switch your  investment  from one Fund to another  Fund,  you can exchange  your Class Y-1,  Class Y-2, or Class Y-3 shares,  as  applicable,  for shares of the same class of another Fund at NAV.

If you hold your  Class Y-1 or Class Y-2  shares  through a  financial  advisor, contact the  financial  advisor  regarding  the details of how to exchange  your shares.  If you hold your Class Y-1 or Class Y-2 shares directly with the Funds, contact  the  Funds'  transfer  agent,  and  complete  and  return  an  Exchange
Authorization  Form,  which is available  from the transfer  agent.  A telephone exchange  privilege  is  currently  available  for  exchanges  of  amounts up to
$500,000 in Class Y-1 or Class Y-2  shares.  If you hold your Class Y-1 or Class
Y-2  shares  through a  retirement  plan,  contact  your plan  administrator  or recordkeeper  regarding the details of how to make an exchange. If you own Class
Y-3 shares,  contact the Advisor  regarding  the details of how to exchange your shares.  Ask the Advisor,  your financial  advisor,  your plan  administrator or recordkeeper, or the Funds' transfer agent for a prospectus of the Funds.

Some Funds may not be available in all states.

The exchange privilege is not intended as a vehicle for short-term  trading.  As described  above,  excessive  exchange  activity may  interfere  with  portfolio management  and have an adverse  effect on all  shareholders.  In order to limit excessive  exchange  activity and otherwise to promote the best interests of the
Funds,  each Fund will  impose a  short-term  trading  fee of 2.00% of the total exchange amount  (calculated at market value) on exchanges of shares held for 30 days or less. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees.

The Funds also reserve the right to revise or terminate the exchange  privilege, limit the amount or number of exchanges,  or reject any exchange.  The Fund into which you would like to exchange  also may reject your  exchange.  These actions may apply to all shareholders or only to those  shareholders whose exchanges the
Funds or the Advisor determines are likely to have a negative effect on the Fund or the other Funds.  Consult the Funds, the Advisor,  or your plan administrator or recordkeeper before requesting an exchange.

                                       48

Frequent Trading of Fund Shares

The  Funds,  the  Advisor,  and  MGI  Funds  Distributors,   Inc.,  the  Trust's
distributor (the "Distributor"),  reserve the right to reject any purchase order for any  shares  of any class of the  Funds  for any  reason.  The Funds are not designed to serve as vehicles  for  frequent  trading in response to  short-term fluctuations in the securities markets. Accordingly,  purchases, including those that  are part of  exchange  activity,  that  the  Funds,  the  Advisor,  or the
Distributor  has determined  could involve actual or potential harm to the Funds may be  rejected.  Frequent  trading  of  Fund  shares  may  lead  to  increased transaction  costs  to the  Funds,  less  efficient  management  of  the  Funds'
portfolios (by disrupting portfolio investment strategies), and taxable gains to the  remaining  shareholders,  resulting  in dilution of the value of the shares held by long-term shareholders. The MGI Non-U.S. Core Equity Fund may be subject to the risk of one form of frequent  trading called time-zone  arbitrage,  where shareholders of the Fund seek to take advantage of time-zone differences between the close of foreign markets in which the Fund's securities trade, and the close of U.S. markets. Arbitrage opportunities may also occur in Funds that hold small capitalization securities (such as the MGI U.S. Small/Mid Cap Growth Equity Fund and MGI U.S.  Small/Mid  Cap  Value  Equity  Fund) or in Funds  that  invest  in thinly-traded  securities (such as high yield  securities,  which may be held by the MGI Core Opportunistic Fixed Income Fund and the MGI High Yield Fixed Income
Fund).

Because the Funds are designed for long-term shareholders, the Board has adopted the following  policies and  procedures  that are designed to restrict  frequent purchases  and  redemptions  of the  Funds'  shares.  Each  Fund  will  impose a short-term  trading fee of 2.00% of the total redemption  amount  (calculated at market value) if you sell or exchange your shares after holding them for 30 days or less.  The  short-term  trading  fee is paid  directly  to the  Funds  and is designed  to offset  brokerage  commissions,  market  impact,  and  other  costs associated with short-term trading. The short-term trading fee will not apply in the following  circumstances:  redemptions  to pay  distributions  or loans from certain defined contribution plans; redemptions for loan repayment;  redemptions from certain omnibus accounts;  redemptions in the event of shareholder death or post-purchase  disability;  redemptions made as part of a systematic  withdrawal plan;  transactions in defined  contribution  plans for which Mercer Services is not the administrator; redemptions by the MGI Collective Trust; and transactions for a discretionary  investment management client of the Advisor when the client has provided the Advisor with  advance  notice of a planned  redemption  and the
Advisor  retains  discretion  to effect the  redemption on behalf of the client.
Furthermore,  exchanges by plan participants in defined  contribution  plans for which Mercer  Services is the  administrator  will be subject to the  short-term trading fee only with respect to shares that were purchased by exchange  (rather than by  contribution).  For  purposes of  determining  whether  the  short-term trading fee  applies,  the shares  that were held the  longest  will be redeemed first. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees. Please see the SAI for details.

In addition to the  short-term  trading fee, the Board has adopted the following additional  policies and procedures.  Any shareholder  that is confirmed to have initiated four or more round trips (via exchanges or redemptions),  all equal to or  greater  than  $10,000  in value  within a 180-day  period,  will  receive a warning.  If  subsequent  activity of two or more round trips occurs  within 180 days, the shareholder's  exchange privilege will be revoked, and the shareholder will not be permitted to purchase additional shares of the Funds. These policies do not apply to the MGI Collective

                                       49

Trust or to discretionary investment management clients of the Advisor where the
Advisor has discretion to effect the trade.

There is no assurance that these  policies and  procedures  will be effective in limiting  frequent  trading in all accounts.  For example,  the Funds may not be able to effectively monitor, detect, or limit short-term or excessive trading by underlying  shareholders  that occurs  through  omnibus  accounts  maintained by broker-dealers or other financial intermediaries.

As discussed in "Redemptions by the Funds" earlier in this prospectus, the Funds reserve the right to refuse future purchases or exchanges of shares of the Funds if you are deemed to be engaging in illegal activities (such as late trading) or otherwise detrimental to the Funds (such as market timing).

Fund Distributions and Taxes

Dividends and Distributions

Distributions.  Each Fund has  elected to be treated as a  regulated  investment company  under  Subchapter  M of the  Internal  Revenue  Code.  As such,  a Fund generally  pays  no  federal  income  tax on  the  income  and  gains  the  Fund distributes to you.  Income  dividends are normally  declared and paid once each year in December.  Capital gains, if any, are distributed at least annually. The amount of any  distributions  will vary,  and there is no guarantee  that a Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. If you are an  institutional  shareholder  of the  Class Y Shares  of a Fund,  you will receive income  dividends and capital gains  distributions in additional Class Y
Shares of the Fund, unless you notify the Advisor,  your financial  advisor,  or the Funds'  transfer  agent in writing  that you elect to receive  them in cash.
Distribution  options may be changed by shareholders at any time by requesting a change in writing.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically  reinvested.  Dividends and distributions are reinvested  on the  reinvestment  date at the net asset value  determined at the close of business on that date.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in December  but paid in January  are taxable as if the  distributions were paid in December.  A Fund may  reclassify  income after your tax  reporting statement  is mailed to you.  Prior to issuing  your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However,  when necessary,  a Fund will send you a corrected Form 1099-DIV to reflect reclassified income information.

Avoiding  "Buying A Dividend."  If you are a taxable  investor and invest in the
Class  Y  Shares  of a  Fund  shortly  before  the  record  date  of  a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution  and,  in  effect,  you will  receive  some of your investment back in the form of a taxable distribution.

                                       50

Taxes

Tax  Considerations.  Dividends  and capital gains  distributed  by the Funds to tax-deferred  retirement plan accounts are not taxable  currently.  If you are a taxable investor, distributions by a Fund are taxable to you generally as either ordinary  income or  capital  gains.  This is true  whether  you  reinvest  your distributions in additional Fund shares or receive them in cash.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends paid by certain of the Funds may be qualified dividend income eligible for  taxation by  individual  shareholders  at  long-term  capital  gains rates, provided certain holding period requirements are met.

Redemptions and Exchanges.  When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes,  an exchange of your Class Y Shares of one  Fund  for  Class  Y  Shares  of a  different  Fund  is the  same as a sale.
Generally,  exchanges  within a  tax-deferred  retirement  plan account will not result in a capital  gain or loss for  federal  or state  income  tax  purposes.
Distributions  taken from a retirement  plan  account,  however,  generally  are taxable as ordinary income.

Back-Up  Withholding.  By law,  if you do not  provide a Fund  with your  proper taxpayer identification number and certain required  certifications,  you may be subject to back-up withholding on any distributions of income,  capital gains or proceeds  from the sale of your  shares.  A Fund also must  withhold  if the IRS instructs the Fund to do so. When  withholding  is required,  the amount will be
28% of any distributions or proceeds paid.

Other. If you are a taxable investor, Fund distributions and gains from the sale of your Fund shares  generally are subject to state and local taxes. Any foreign taxes  that a Fund pays on its  investments  may be passed  through  to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  is not  intended  to be  used  as  tax  advice.  Because  each investor's  tax situation is unique,  you should  consult your tax  professional about  federal,  state,  local or  foreign  tax  consequences  before  making an investment in a Fund.

                                       51

Financial Highlights

The Financial  Highlights  table is meant to help you  understand  the financial performance  of each Fund (other  than the MGI High Yield Fixed  Income Fund and the MGI Non-US Core Equity Fund, which had not commenced  investment  operations as of March 31, 2006) since the Fund's inception.  Certain information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent  the rate that you would have earned (or lost) on an  investment  in a
Fund (other  than the MGI High Yield  Fixed  Income Fund and the MGI Non-US Core
Equity Fund),  assuming  reinvestment of all dividends and  distributions.  This information has been audited by Deloitte & Touche LLP, an Independent Registered
Public  Accounting  Firm,  whose  report,   along  with  each  Fund's  financial
statements,  are included in the Trust's annual report, which is incorporated by reference and available upon request.

Financial  highlights  for the Class Y-3 shares of each Fund (other than the MGI
High Yield Fixed  Income Fund and the MGI Non-US Core Equity  Fund) are shown to provide  investors with financial  information  about the Fund. Class Y-1 shares and Class Y-2 shares of the Funds had not commenced operations as of the date of this  prospectus,  and  financial  highlights  are not yet  available  for those shares.  The returns of the Class Y-1 shares and the Class Y-2 shares would have been  substantially  similar to the  returns of the Class Y-3  shares;  however,
Class Y-1 shares are  subject to a 12b-1 fee,  while  Class Y-2 shares and Class
Y-3 shares are not,  and Class Y-1 shares and Class Y-2 shares are subject to an internal  administrative  fee, while Class Y-3 shares are not. Had the Class Y-1 shares and the Class Y-2 shares of the Funds been operational  during the period shown,  the dividend  distributions  (if any) and investment  performance of the
Class Y-1 and Class Y-2 shares would have been lower.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment income+                                               0.02
Net realized and unrealized gain on investments                      0.62
                                                                  -------

Total income from investment operations                              0.64
                                                                  -------

Less dividends and distributions:
  From net investment income                                        (0.01)
  From net realized gain on investments                             (0.05)
                                                                  -------
Total dividends and distributions                                   (0.06)
                                                                  -------

Net asset value at end of period                                  $ 10.58
                                                                  =======

Total investment return(b)                                           6.35%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             0.34%*
  Net expenses to average daily net assets                           0.55%*

                                       52

  Total expenses (before reimbursement) to
  average daily net assets                                           0.90%*
Portfolio turnover rate                                                63%**
Net assets at end of period (in 000's)                           $190,991

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       53

MGI US Large Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------
Net investment income+                                               0.11
Net realized and unrealized gain on investments                      0.79
                                                                  -------

Total income from investment operations                              0.90
                                                                  -------
Less dividends and distributions:
  From net investment income                                        (0.03)
  From net realized gain on investments                             (0.05)
                                                                  -------
Total dividends and distributions                                   (0.08)
                                                                  -------

Net asset value at end of period                                  $ 10.82
                                                                  =======

Total investment return(b)                                           9.03%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             1.66%*
  Net expenses to average daily net assets                           0.53%*
  Total expenses (before reimbursement) to
  average daily net assets                                           0.88%*
Portfolio turnover rate                                                22%**
Net assets at end of period (in 000's)                           $196,799

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       54

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment loss+                                                (0.03)
Net realized and unrealized gain on investments                      2.15
                                                                  -------

Total income from investment operations                              2.12
                                                                  -------
Less dividends and distributions:
  From net realized gain on investments                             (0.13)
                                                                  -------

Net asset value at end of period                                  $ 11.99
                                                                  =======

Total investment return(b)                                          21.32%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets
                                                                    (0.41)%*
  Net expenses to average daily net assets
                                                                     0.90%*
  Total expenses (before reimbursement) to
  average daily net assets
                                                                     1.44%*
Portfolio turnover rate                                                72%**
Net assets at end of period (in 000's)                            $87,340

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       55

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment income+                                               0.02
Net realized and unrealized gain on investments                      1.05
                                                                  -------

Total income from investment operations                              1.07
                                                                  -------
Less dividends and distributions:
  From net investment income                                        (0.01)
  From net realized gain on investments                             (0.03)
                                                                  -------
Total dividends and distributions                                   (0.04)

                                                                  -------
Net asset value at end of period                                  $ 11.03
                                                                  =======

Total investment return(b)                                          10.79%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             0.25%*
  Net expenses to average daily net assets                           0.90%*
  Total expenses (before reimbursement) to
  average daily net assets                                           1.33%*
Portfolio turnover rate                                                23%**
Net assets at end of period (in 000's)                            $82,779

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       56

MGI Core Opportunistic Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment income+                                               0.27
Net realized and unrealized gain on investments                     (0.27)
                                                                  -------

Total income from investment operations                              0.00
                                                                  -------
Less dividends and distributions:
  From net investment income                                        (0.11)
                                                                  -------

Net asset value at end of period                                   $ 9.89
                                                                  =======
Total investment return(b)                                          (0.02)%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             4.31%*
  Net expenses to average daily net assets                           0.35%*
  Total expenses (before reimbursement) to
  average daily net assets                                           0.76%*
Portfolio turnover rate                                               282%**
Net assets at end of period (in 000's)                           $209,590

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       57

MGI US Short Maturity Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                           ----------------------
                                                                 Class Y-3

                                                           ----------------------
                                                                Period ended
                                                                03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------
  Net investment income+                                             0.24
  Net realized and unrealized gain on investments                   (0.11)
                                                                  -------

Total income from investment operations                              0.13
                                                                  -------

Less dividends and distributions:

  From net investment income                                        (0.15)
                                                                  -------

Net asset value at end of period                                   $ 9.98
                                                                  =======

Total investment return(b)                                           1.34%**
Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             4.00%*
  Net expenses to average daily net assets                           0.30%*
  Total expenses (before reimbursement) to
  average daily net assets                                           1.31%*
Portfolio turnover rate                                               123%**
Net assets at end of period (in 000's)                            $16,764

(a)  Class commenced operations on August 22, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       58

                                   APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

                      Prior Performance of the Subadvisors

Because  the  employees  of certain  subadvisors  who will manage the Funds have advised other accounts in a substantially similar manner to the way in which the
Funds will be managed,  the following  supplemental  performance  information is being provided to assist prospective  investors in making an informed investment decision.  Certain  subadvisors  have managed private  investment  companies and certain  advisory  accounts  that  have  investment  objectives,  policies,  and strategies that are substantially similar, but not necessarily identical, to the investment objectives, policies, and strategies of the Funds.

For each  subadvisor  (except  as  otherwise  noted),  we have  presented  prior performance  information for all investment companies and advisory accounts with substantially  similar  investment  objectives,  policies and  strategies to the
Funds (together,  the "Subadvisor  Composites") that each subadvisor subadvises.
The Advisor requires each subadvisor to include in its Subadvisor  Composite the performance  of all  substantially  similar  advisory  accounts  and  investment companies of the  subadvisor  to help ensure that the  subadvisor is showing the performance  of all such advisory  accounts and  investment  companies,  and not solely the best  performing  advisory  accounts and  investment  companies.  The
Advisor has required each subadvisor that includes Subadvisor Composites to make certain representations  concerning the appropriate presentation and calculation of the Subadvisor Composites' performance.

THE  SUBADVISOR  COMPOSITES'  PERFORMANCE IS NO GUARANTEE OF RESULTS IN MANAGING
THE FUNDS. THE SUBADVISOR COMPOSITES' PERFORMANCE FIGURES ARE NOT THE HISTORICAL
PERFORMANCE OF THE FUNDS,  ARE SEPARATE AND DISTINCT FROM THE FUNDS,  AND SHOULD
NOT  BE  CONSIDERED  AS  A  SUBSTITUTE  FOR  THE  FUNDS'  OWN  PERFORMANCE.  The
performance  of  the  Subadvisor   Composites  may  not  be  comparable  to  the
performance of the Funds because of the following:

|X|  brokerage commissions and dealer spreads,
|X|  expenses (including management fees),
|X|  the size of the  investment  in a  particular  security  in relation to the overall portfolio size,
|X|  the  timing  of  purchases  and  sales  (including  the  effect  of  market conditions at that time),
|X|  the timing of cash flows into the portfolio, and
|X|  the availability of cash for new investments.

The  performance of the Subadvisor  Composites also may not be comparable to the performance  of the Funds because the Subadvisor  Composites,  unlike the Funds, are not registered  under the 1940 Act, and,  consequently,  may not be required to:

|X|  redeem shares upon request,
|X|  meet certain diversification requirements, or
|X|  comply with the tax  restrictions  and investment  limitations  that govern mutual funds.

                                       A-1

The prior  performance of the Subadvisor  Composites has been  calculated net of fees  and  trading  expenses.  The  total  operating  fees and  expenses  of the
Subadvisor  Composites  may be lower than the total  operating  expenses  of the
Funds,  in which case the Subadvisor  Composites'  performance  shown would have been lower had the total  operating  expenses  of the Funds been used to compute the Subadvisor Composites' performance.

The table on the following  page shows the average  annual total returns of each
Subadvisor  Composite  for the periods  ended June 30, 2006.  Also  included for comparison  are  performance  figures  for  each  Fund's  benchmark,  and  other broad-based securities market indexes.

WHEN  CONSIDERING  THE  SUBADVISOR  COMPOSITES,  INVESTORS  SHOULD NOTE  UNUSUAL
SHORT-TERM  PERFORMANCE  CANNOT BE SUSTAINED  INDEFINITELY,  AND  INVESTORS  ARE
ADVISED TO REVIEW SHORT-,  INTERMEDIATE-,  AND LONG-TERM RETURNS WHEN EVALUATING
PERFORMANCE.  PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. IN ADDITION, THE
PERFORMANCE INFORMATION PRESENTED FOR THE SUBADVISOR COMPOSITES IS CURRENT AS OF
THE DATE  SHOWN,  BUT MAY NOT BE  CURRENT AS OF THE DATE YOU ARE  REVIEWING  THE
APPENDIX.  CONSEQUENTLY,  THE PERFORMANCE OF THE SUBADVISOR  COMPOSITES MAY VARY
FROM THAT SHOWN.

THE  PERFORMANCE  OF  EACH  SUBADVISOR  COMPOSITE  SHOWN  WAS  PREPARED  BY  THE
SUBADVISOR AND NOT BY THE ADVISOR.  THE ADVISOR  BELIEVES THAT SUCH  THIRD-PARTY
INFORMATION  IS RELIABLE,  BUT DOES NOT GUARANTEE ITS ACCURACY,  TIMELINESS,  OR
COMPLETENESS.

                                              Average Annual Total Returns (%) - Periods Ending June 30, 2006
                                        ----------------------------------------------------------------------------
                                             1 Year             3 Years            5 Years            10 Years
                                        ------------------ ------------------ ------------------ -------------------

LARGE CAP GROWTH EQUITY
Sands Large Cap Growth                         2.89               11.72              3.41               11.08
INTECH Large Cap Growth                        6.80               11.97              6.36               13.94
Russell 1000(R)Index                           9.08               12.04              3.12                8.56

LARGE CAP VALUE EQUITY
Lord Abbett Large Cap Value                   11.75               12.89              6.57               10.87
Pzena Large Cap Value                          8.70               15.80              9.10                 N/A
Russell 1000(R)Index                           9.08               12.04              3.12                8.56

SMALL/MID CAP GROWTH EQUITY
Westfield Small/Mid Cap Growth                19.32               16.77              8.16               13.00

                                       A-2

Mazama Small/Mid Cap Growth                   15.64               17.51              5.76                 N/A
Russell 2500(TM)Index                         13.53               19.16              9.65               11.13

SMALL/MID CAP VALUE EQUITY
NWQ Small/Mid Cap Value                       28.15                 N/A               N/A                 N/A
Wells Micro Cap Value                         14.50               18.62               N/A                 N/A
Russell 2500(TM)Index                         13.53               19.16              9.65               11.13

NON-US EQUITY
GMO International Disciplined Equity          27.70               25.00               N/A                 N/A
AllianceBernstein International Large         26.67               23.37               N/A                 N/A
Cap Growth
AllianceBernstein International               36.20               28.72             19.36                 N/A
Strategic Value
MSCI EAFE(R)Index                             26.56               23.94             10.02                6.39
Lazard Emerging Markets Equity                35.66               38.66             24.23                8.83
MSCI Emerging Markets(R)Index                 35.47               34.33             21.18                6.46

CORE OPPORTUNISTIC FIXED INCOME
BlackRock Core Plus                           -0.05                2.50              5.26                 N/A
Western Core Full Discretion                  -0.25                3.75              6.67                7.59
Lehman Brothers Aggregate(TM)Index            -0.81                2.05              4.97                6.22

HIGH YIELD FIXED INCOME
MacKay Shields High Yield Active Core          4.92                7.78              8.29                 N/A
Merrill Lynch High Yield Master II(R)          4.70                8.47              8.33                6.58

SHORT MATURITY FIXED INCOME
Aberdeen Core Short Duration                   2.17                2.09              3.33                4.92
Lehman Brothers Govt/Corp 1-3 Yr(TM)           1.92                1.64              3.50                5.03

Disclosures:
Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission,  or inaccuracy in such information.

(C)Copyright 2005, Mercer Global Investments, Inc.

                                       A-3

Sands Capital

The Sands Large Cap Growth  Composite  contains  fully  discretionary  accounts.
Effective  April 1, 1997,  the minimum  account  size for this  Composite  is $3 million.  The minimum  account size was $1 million from February 7, 1992 through
March  31,  1997.  Results  are  based on  fully  discretionary  accounts  under management,  including  those  accounts no longer with the firm.  Non-fee paying accounts are not included in the  Composite.  Time-weighted  rates of return are adjusted for  significant  cash flows with geometric  linking of all periods and sub-periods.  The U.S.  dollar  is the  currency  used to  express  performance.
Leverage  is not used in the  Composite.  Sands  Capital's  standard  annual fee schedule is 0.75% on the first $50 million of assets under management, and 0.50%
on assets under management greater than $50 million.

INTECH

The INTECH  Large Cap Growth  Composite  includes all fully  discretionary,  fee paying,  separately  managed accounts  invested in this strategy.  This strategy pursues a  risk-controlled  approach to manage a  well-diversified  portfolio of large  capitalization  securities.  The Composite was created in July 1993. From
January 1997 through  June 2001,  the  Composite  contained  one non-fee  paying account  managed for the then parent company of INTECH.  Account returns are net of transaction  costs and gross of  non-reclaimable  withholding  taxes, if any.
Account returns reflect the reinvestment of dividends and other earnings and any deductions for investment  management  fees, as described in Part II of INTECH's
Form ADV. Monthly  Composite  returns are calculated by weighting each account's monthly return by its relative beginning market value. All returns are expressed in U.S. dollars. Your principal may be at risk during certain market periods.

Lord Abbett

The Lord Abbett Large Cap Value  Composite  is  comprised of all fully  invested equity portfolios managed on behalf of tax-exempt  investors investing primarily in large capitalization securities that Lord Abbett deems to be undervalued on a relative basis.  Effective  January 1, 2000, only accounts with an initial value of $10 million or more are  included  in the  Composite.  Other than  registered investment  companies  sponsored by Lord Abbett,  accounts  opened/funded  on or before the 15th day of the month are included in the Composite  effective on the first day of the second following month, and accounts  opened/funded  after that day are  included  effective  on the  first day of the  third  following  month.
Registered  investment  companies  sponsored  by Lord Abbett are included in the
Composite  in the first full month of  management.  Closed  accounts are removed from the  Composite  after the last full  month in which  they were  managed  in
accordance  with  the  applicable  objectives,   guidelines,  and  restrictions.
Performance  results are expressed in U.S.  dollars and reflect  reinvestment of any dividends and distributions. The Composite was created in 1999. Leverage has not been used in the portfolios included within the Composite.

Pzena

The Pzena  Large Cap Value  Composite  was  created  on  October  1,  2000.  The
Composite is size  weighted,  includes cash and cash  equivalents,  includes all fee-paying,  discretionary,  non-wrap fee, Large Cap Value accounts that are not mutual funds, and is in U.S.  dollars.  No leverage was employed in the accounts in the  Composite.  Accounts  enter the  Composite at the beginning of the first full month under  management.  Closed  accounts are included for each full month prior to closing.  No accounts with any  significant  client-imposed  investment restrictions are included.

Westfield

Westfield's  Small/Mid Cap Growth Equity Composite contains fully  discretionary accounts that focus on long-term  growth in equity  securities of  predominantly small to mid cap  companies  (capitalization  less than $6 billion at cost) with potential for growth. For comparison purposes, the composite is measured against the Russell 2500 Growth,  the Russell Midcap Growth, and the Russell 2000 Growth
indices. The minimum account size for this composite is $1 million.

                                       A-4

Results are based on fully  discretionary  accounts under management,  including those accounts no longer with the firm. Non-fee-paying accounts are not included in this composite.  Leverage is not used in this composite.  Past performance is not  indicative  of future  results.  The U.S.  Dollar is the  currency  used to express  performance.  Returns are presented net of management  fees and include the  reinvestment of all income.  The Small/Mid Cap Growth Equity  Composite was created January 1, 2000.

Mazama

Mazama's Small/Mid Cap Growth Composite contains fully  discretionary  small-mid cap growth accounts.  The minimum account size for this Composite is $3 million.
Results are based on fully  discretionary  accounts under management,  including those accounts no longer with the firm. Non-fee-paying accounts are not included in the Composite.  Leverage is not used in the Composite. The U.S. dollar is the currency  used to express  performance.  Returns are presented net of management fees and  include  the  reinvestment  of all  dividends  and other  income.  The
Composite was created on January 1, 2001.

NWQ

The NWQ Small/Mid Cap Value Managed Accounts  Composite  includes all fee-paying small/mid  cap value equity  accounts,  managed on a fully  discretionary  basis according to the Composite's  strategy, by NWQ's Managed Account Division in the
Merrill Lynch Consults Program for at least one calendar quarter.

Wells

The Wells Micro Cap Value Composite  includes all fully  discretionary  accounts over $3 million that are managed in this style.  Performance  shown prior to the acquisition  in  November  2003  represents  performance  achieved  by the  same portfolio  managers  while at Benson  Associates;  the  decision-makers  and the investment  process remain intact.  The Composite is  asset-weighted,  using the beginning-of-period  weightings of each account's monthly  time-weighted return, and includes the reinvestment of dividends and other earnings. Returns and asset values are stated in U.S.  dollars.  The  strategy  inception  date was April 1,
2003, and the Composite creation date was July 1, 2003. The net performance data shown are net of investment  advisory fees.  Effective  January 1, 2004, a model fee is utilized  for the net  Composite  returns,  which is the  maximum  annual advisory  fee based upon the  accompanying  fee  schedule in effect  during each respective  performance  period for each  portfolio in the  Composite.  Prior to
December 31, 2003, net return calculations were based on the net return for each individual account based on their applicable fee schedule.

GMO

The GMO International  Disciplined Equity Composite was created in January 2002, and includes accounts invested with an emphasis on international  equities.  The
Composite consists of all discretionary accounts managed in the Composite style.
Accounts  are  included  in the  Composite  as of the  first  full  month  under management.  Similarly,  accounts are removed from the Composite  after the last full month under management.  The Composite  results are time-weighted  rates of return net of commissions,  transaction  costs and withholding  taxes on foreign income and capital  gains,  and have been  presented net of investment  advisory fees. In pursuing its investment strategy,  accounts may use exchange-traded and over-the-counter  derivative instruments,  including options,  futures, and swap contracts.  Derivatives  may be used to  efficiently  adjust the exposure of the strategy to various securities,  markets,  or currencies.  Leverage has not been used in the  portfolios  included in the  Composite.  Valuations and returns are calculated and expressed in U.S. dollars.

Alliance (AllianceBernstein International Large Cap Growth)

Alliance has prepared and presented  this report in  compliance  with the Global
Investment  Performance  Standards  (GIPS(R)).  Prior to the merger of  Alliance
Capital Management L.P. ("ACMLP") and Sanford C. Bernstein & Co.,

                                      A-5

Inc.  ("Bernstein")  in October  2000,  the firms  were  reporting  under  their respective names. In February 2006, ACMLP changed its name to  AllianceBernstein
L.P.

The  International  Large  Cap  Growth  Composite  (ACWI  ex  US)  (the  "Growth
Composite")  includes all  fee-paying  discretionary  tax-exempt  accounts  with assets  over $10  million  in US  dollars.  The  International  Large Cap Growth investment  team  seeks to  generate  a premium  through  research-driven  stock selection.  The  investment  team  uses our  regionally-based  growth  analysts'
research to build a  concentrated  portfolio of 60 to 85 companies  whose growth potential  appears likely to outpace market  expectations.  The creation date of the Growth Composite is September 30, 2003.

Performance  figures have been presented gross and net of  investment-management fees.  The Growth  Composite's  net-of-fee  return is  calculated by deducting a weighted  average of the actual fee rates  charged to each account in the Growth
Composite. Net-of-fee performance figures reflect the compounding effect of such fees. The highest fee payable for an International Large Cap Growth (ACWI ex US)
portfolio is 0.85% of assets,  annually. The investment advisory fee schedule is disclosed in Part II of Alliance's Form ADV.

No  representation  is  made  that  the  performance  is  indicative  of  future performance.  A  portfolio  could  incur  losses as well as  gains.  Performance figures for each account are  calculated  monthly on a trade-date  basis using a total rate-of-return calculation. Monthly market values include income accruals, realized and unrealized gains and losses and reflect the daily weighting of cash flows.  The Growth  Composite  results are asset  weighted  on a monthly  basis.
Performance  results  include the  reinvestment of dividends and other earnings.
Returns are calculated in US dollars.

The benchmark is the MSCI ACWI ex US index.  The MSCI ACWI ex US index is widely regarded  as a standard  for  measuring  large-cap  international  stock  market performance.

Alliance (AllianceBernstein International Strategic Value)

Alliance has prepared and presented  this  information  in  compliance  with the
Global  Investment  Performance  Standards  (GIPS(R)).  Prior to the  merger  of
Alliance Capital  Management L.P. ("ACMLP") and Sanford C. Bernstein & Co., Inc.
("Bernstein")  in October 2000, the firms were reporting under their  respective names. In February 2006, ACMLP changed its name to AllianceBernstein L.P.

The performance  results  displayed herein represent the investment  performance record for the institutional International Strategic Value Composite (the "Value
Composite").  The Value Composite  consists of accounts which invest in 40 to 60 value  stocks based in markets  outside the US,  seeking to maximize its premium relative to its  benchmark  with  little  sensitivity  to risk.  From April 2001 through  December  2001,  the  Value  Composite  consisted  of  a  single-pooled
discretionary  account.   Beginning  2002,  the  Value  Composite  includes  all
fee-paying  institutional  discretionary  accounts. The withholding tax basis of the Value  Composite is consistent with the benchmark,  which is Luxembourg.  At any point in time,  0% to 30% of the Value  Composite's  assets are  invested in countries outside of the benchmark, the MSCI EAFE index. The Value Composite was created in March 2002 with an inception date of March 31, 2001.

Performance figures have been presented net of  investment-management  fees. Net performance figures have been calculated by deducting the highest fee payable by an account  of this type;  0.95% of assets,  annually,  through  2004,  0.90% of
assets,  annually,  thereafter.   Net-of-fee  performance  figures  reflect  the
compounding  effect of such  fees.  The  investment  advisory  fee  schedule  is disclosed in Part II of Alliance's Form ADV.

No  representation  is made that the  performance  shown is indicative of future performance. An account could incur losses as well as gains. Performance returns for each account are calculated monthly using trade-date accounting. Performance results are reported on a total-return basis, which includes all income from

                                      A-6

dividends and interest,  and realized and unrealized  gains or losses.  All cash flows are daily weighted using the Modified Dietz Method.  The monthly Composite returns  are  calculated  by  weighting  each  account's  monthly  return by its beginning  market value as a percent of the total  Composite's  beginning market value. These monthly performance  figures are geometrically  linked to calculate cumulative  and/or annualized  "time-weighted"  rates of return for various time periods.  The  Composite  contains  accounts of clients  denominated  in foreign currencies.  To calculate composite performance,  each account's monthly returns are converted to US dollars using WM Reuters month-end exchange rates.

The benchmark is the MSCI EAFE Index (Europe,  Australasia, Far East). The index is designed to measure developed market equity performance  excluding the United
States and Canada.

Lazard

The composite  returns  represent the total returns of all fully  discretionary, fee-paying  portfolios with an Emerging Markets Equity investment  mandate and a minimum of $5 million in assets under  management.  Lazard's  account  inclusion policy was a minimum of three months from  inception  through June 30, 2001, and then the  earlier  of the first  full month or the end of the month in which the account is fully invested from July 1, 2001 to the present.  Data for the period prior to August 1997 reflects the performance of a mutual fund managed by Lazard with an emerging  markets  investment  mandate and is considered  supplementary.
Mutual  funds are subject to certain  regulations  to which  separately  managed portfolios are not, thereby potentially  affecting their performance during such period.  The  returns of the  individual  portfolios  within the  composite  are time-weighted,  use trade  date  accounting,  are based upon  monthly  portfolio valuations, and include the reinvestment of all earnings as of the payment date.
The composite  returns are  asset-weighted  based upon  beginning  period market value.  Effective  January 1, 2003,  composite  returns  include  mutual  funds.
Composite  returns are shown before U.S.  tax and the  deduction of custody fees
(except for mutual funds,  which include all fees).  The composite and benchmark returns are reported net of foreign withholding taxes on dividends, interest and capital  gains.  The assumed tax rate for the  benchmark is that of a Luxembourg holding company and is based on the actual tax rate of each country.

The composite returns  presented  represent past performance and do not indicate future  results,  which may vary.  Lazard's  standard  fee schedule for Emerging
Markets Equity  accounts is 1.0% of all assets.  A complete list and description of all Lazard  composites is available upon request.  The MSCI Emerging  Markets
Index is a free float-adjusted  market  capitalization index calculated gross of foreign  withholding  taxes  through  December  31, 1998 and total return net of foreign  withholding  taxes thereafter that is designed to measure equity market performance in the global  emerging  markets.  Lazard has prepared and presented this information in compliance with the Global Investment  Performance Standards
(GIPS).  Lazard Asset Management is the "Firm" to which the GIPS Standards apply
(Frankfurt  office included in Firm definition as of January 1, 2003, and assets acquired from Knelman Asset Management  Group, LLC as of February 15, 2005). The
Firm has been audited by an  independent  accounting  firm through  December 31,
2004 and the GIPS verification  letter is available upon request.  The composite creation date is August 1997.

BlackRock

The BlackRock  Core Plus Composite  uses a  time-weighted  linked rate of return formula with adjustments for cash flows to calculate rates of return. Trade date accounting has been used since the inception of the  Composite.  The returns are expressed in U.S. dollar terms. When permitted by investment guidelines, futures and  options  may be used to  manage a  portfolio's  duration  and  yield  curve positioning. Futures and options are not used to create leverage in a portfolio.
The BlackRock Core Plus Composite is comprised of all fully discretionary, total return,  core bond  accounts  which invest in the full spectrum of high quality, fixed  income  securities  and which  allow 10% or more of the  portfolio  to be invested in  below-investment  grade securities.  These portfolios have at least
$25

                                       A-7

million in assets and are  actively  managed  to exceed  the  performance  of an appropriate  index.  All  accounts  included in the  Composite  follow a similar investment  philosophy.  The Composite  excludes core plus portfolios  that: (i)
have gain/loss or other constraints that limit investment flexibility,  (ii) are managed to emphasize income, or (iii) are managed against customized benchmarks.
The  inception  date and creation  date of the  Composite is April 1, 1998.  The returns of the Composite are expressed in U.S.  dollars and are  asset-weighted.
New accounts are included in the Composite upon the completion of the first full three months under  management.  Closed  accounts or accounts  that change their investment  mandate are included in the Composite  through  termination or as of conversion to a new strategy.

Western

The portfolios in the Western Core Full Discretion Composite are all actual, fee paying and performance  fee-paying,  fully discretionary accounts managed by the firm for at least one full month.  Investment  results shown are for taxable and tax-exempt  accounts and include the reinvestment of all earnings.  Any possible tax liabilities  incurred by the taxable accounts have not been reflected in the performance.  Trade date accounting was used since inception,  and market values include  interest  income  accrued on securities  held within the accounts.  The minimum asset size for inclusion in Western's Core Full Discretion  Composite is
$25  million.  The  Composite is valued  monthly.  The  Composite  return is the asset-weighted  average of the performance  results of all the portfolios in the
Composite. The returns for the accounts in the Composites are calculated using a time-weighted  rate of return adjusted for weighted cash flows.  All returns are gross  of  withholding  tax on  interest  and  capital  gains.  Where  portfolio guidelines  permit,  futures and options are used from time to time to implement new portfolio  strategies  with minimum cost to the portfolio.  At no time would the use of derivates result in the portfolios being leveraged.

MacKay

The High Yield  Active Core  Composite  includes  all  discretionary  high yield active  core  accounts  managed  with  similar  objectives  for a full  quarter, including  those  accounts  no  longer  with  the  firm.  Net-of-fees  Composite performance is derived by reducing the quarterly gross-of-fees composite returns
(which  reflect  reinvestment  of income and dividends and is a  market-weighted average of the  tire-weighted  return,  before advisory fees of each account for
the  period  since  inception)  by  0.125%,   MacKay's  highest  quarterly  fee.
Performance is expressed in US dollars.  Fees, which are described in the firm's
Form ADV, Part II, and related  expenses will reduce  returns.  For example,  in neutral  markets a .50% annual  investment  advisory fee, our highest fee, would have the effect of reducing the annual compound return by .50% in the first year and by a cumulative  2.53% in the fifth year. There can be no assurance that the rate of return for any account  within a  composite  will be the same as that of the composite presented. Past performance is not indicative of future results.

The composite was created July 1, 1997 and for the period from inception through
February  29,  2000  was  developed  at  Forstmann-Leff   International   (FLI).
Substantially all the investment  decision-makers from the Fixed Income Group of
FLI became employed by Pareto Partners on February 29, 2000 and  subsequently by
MacKay Shields LLC on October 15, 2004.  The  decision-making  process  remained intact and independent within Pareto and continues intact and independent within
MacKay  Shields.  This  group and  process  are  responsible  for the  composite performance,  therefore the current composite performance is linked to the prior
FLI and Pareto composite  history.  Percent of firm assets and total firm assets reflect FLI assets prior to 2000 and Pareto assets prior to 2004. All portfolios in the composite are  fee-paying  portfolios  except for the period July 1, 1997 through July 31, 1998 when the composite  included one non-fee  paying  account, which represented 100% of the composite as of December 31, 1997.

MacKay  Shields  LLC, an  SEC-registered  investment  adviser,  has prepared and presented  this  report in  compliance  with the Global  Investment  Performance
Standards  (GIPS(R)).  AIMR has not been involved with the preparation or review of this report. The firm receives a verification from an independent  accounting firm on a quarterly basis. An opinion is available on request, as are a complete list and  description of the firm's  composites.  Single asset class  carve-outs from multiple  asset class  portfolios  may be utilized  within this  composite.
Single asset class carve-outs include their own cash balance. As of December 31,
2005 and June 30, 2006, respectively, 50% and 48% of the assets contained in the
High Yield Active Core  Composite  were  carved-out  from  multiple  asset class portfolios.  No leverage has been used in this composite.  The asset mix of high yield active core accounts may not be precisely  comparable to the Merrill Lynch
High  Yield  Master II Index.  Indices  do not  incur  management  fees or other operating  expenses.  Investments  cannot be made  directly  into an index.  The reported  standard  deviation of annual  returns is an  equal-weighted  standard deviation of annual returns between accounts.

                                      A-8

AAMI

The Aberdeen  Core Short  Duration  Composite  includes the  performance  of all investment companies and advisory accounts with substantially similar investment
objectives,   policies,   and  strategies   advised  by  AAMI.  The  performance
information  presented in the Aberdeen Core Short  Duration  Composite  includes performance data covering the period in which the team of portfolio managers was employed  by  DIMA  (i.e.,  prior  to  December 1,  2005).  During  the  periods indicated, the portfolio managers of the MGI US Short Maturity Fixed Income Fund had full  discretionary  authority  over the  selection of  investments  and was primarily responsible for the day-to-day management of the accounts that make up the Aberdeen Core Short Duration Composite.  No other person or persons played a significant  role in managing the accounts  that make up the Aberdeen Core Short
Duration Composite during the time periods indicated.

                                       A-9

                    Annual Total Returns (%) - Calendar Years
                             LARGE CAP GROWTH EQUITY

         Sands Large Cap Growth           INTECH Large CapGrowth

1996            38.1                              23.4
1997            30.2                              41.1
1998            54.1                              57.5
1999            47.6                              25.9
2000           -18.4                              -5.5
2001           -15.8                              -5.1
2002           -27.2                             -15.4
2003            36.3                              28.7
2004            20.5                              15.2
2005            10.5                               7.5

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-10

                   Annual Total Returns (%) - Calendar Years
                             LARGE CAP VALUE EQUITY

            Lord Abbett              Pzena Large
          Large Cap Value            Cap Value

1996            17.1
1997            26.4
1998            12.9
1999            12.2
2000            19.0
2001            -3.8                    1.1
2002           -14.3                  -13.2
2003            31.8                   40.2
2004            13.1                   15.8
2005             2.9                   10.8

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-11

                    Annual Total Returns (%) - Calendar Years
                           SMALL/MID CAP GROWTH EQUITY

          Westfield Small/Mid         Mazama Small/Mid
             Cap Growth                  Cap Growth

1996            17.1
1997            24.4
1998            -4.3
1999            79.3
2000             4.9
2001            -8.1                         1.2
2002           -18.1                       -35.5
2003            38.7                        76.7
2004            11.7                         9.4
2005            12.8                        11.7

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-12

                    Annual Total Returns (%) - Calendar Years
                           SMALL/MID CAP VALUE EQUITY

            Wells Micro
             Cap Value

2004            13.4
2005             6.4

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-13

                    Annual Total Returns (%) - Calendar Years
                                  NON-US EQUITY

               GMO Int'l      AllianceBernstein   AllianceBernstein      Lazard
             Disciciplined     Int'l Large Cap     Int'l Strategic      Emerging
                 Equity            Growth               Value         Markets Equity

1996                                                                       23.6
1997                                                                      -12.8
1998                                                                      -23.1
1999                                                                       56.7
2000                                                                      -27.7
2001                                                                       -2.0
2002                                                   -1.6                 0.7
2003            37.7               33.2                44.7                55.6
2004            23.3               20.9                26.0                31.0
2005            15.7               18.4                18.7                41.7

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-14

                    Annual Total Returns (%) - Calendar Years
                         CORE OPPORTUNISTIC FIXED INCOME

          BlackRock Core Plus           Western Core Full Discretion

1996                                                5.6
1997                                               11.9
1998                                                8.7
1999            -0.2                               -0.2
2000            11.5                               11.7
2001             8.6                                9.6
2002             9.3                                9.6
2003             5.2                                9.5
2004             4.8                                7.0
2005             2.5                                2.8

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-15

                    Annual Total Returns (%) - Calendar Years
                             HIGH YIELD FIXED INCOME

          MacKay Shields High
           Yield Active Core

1998             6.6
1999             5.2
2000            -2.6
2001             7.9
2002            -0.4
2003            27.5
2004             9.9
2005             2.5

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-16

                    Annual Total Returns (%) - Calendar Years
                           SHORT MATURITY FIXED INCOME

            Aberdeen Core
            Short Duration

1997             6.8
1998             6.5
1999             4.4
2000             8.0
2001             6.6
2002             5.3
2003             3.1
2004             2.0
2005             2.2

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-17

If  you  want  more  information   about  the  Funds,  the  MGI Funds
following documents are available free upon request:
                                                            MGI US Large Cap Growth Equity Fund
Annual/Semi-Annual Reports                                  MGI US Large Cap Value Equity Fund
                                                            MGI US Small/Mid Cap Growth Equity Fund
Additional  information  about each Fund's  investments is  MGI US Small/Mid Cap Value Equity Fund available in the Fund's annual and semi-annual  reports to  MGI Non-US Core Equity Fund shareholders.  In the Funds' annual report,  you will find  MGI Core Opportunistic Fixed Income Fund a  discussion  of the  market  conditions  and  investment  MGI High Yield Fixed Income Fund
strategies   that   significantly   affected  each  Fund's  MGI US Short Maturity Fixed Income Fund performance during its last fiscal year.
                                                            Prospectus
Statement of Additional Information (SAI)

The SAI  provides  more  detailed  information  about  the
Funds  and  is   incorporated   by  reference   into  this
prospectus (i.e., it is legally  considered a part of this
prospectus).

You  may  discuss  your  questions   about  the  Funds  by
contacting  your plan  administrator  or  recordkeeper  or
financial  advisor.  You may  obtain  free  copies  of the  July 31, 2006
Funds'  annual  and  semi-annual  reports  and  the SAI by
contacting  the Funds  directly at  1-800-428-0980.  As of
the  date  of  this   prospectus,   the  Trust's   website
(www.mgifunds.com)  is under construction.  In the future,
you will be able to obtain  copies of the  Funds'  reports
and SAI at this address.

You may  review  and copy  information  about  the  Funds,
including  shareholder  reports and the SAI, at the Public
Reference Room of the  Securities and Exchange  Commission
in Washington,  D.C. You may obtain  information about the
operations of the SEC's Public  Reference  Room by calling
the SEC at  1-202-551-8090.  You may get copies of reports
and other information about the Funds:

o    For    a    fee,    by    electronic    request    at
     publicinfo@sec.gov  or by  writing  the SEC's  Public
     Reference Section, Washington, D.C.  20549-0102; or

o    Free from the EDGAR  Database  on the SEC's  Internet
     website at:  http://www.sec.gov.

MGI Funds
Investment Company Act File No. 811-21732

MGI FUNDS(TM)

     MGI US Large Cap Growth Equity Fund
     MGI US Large Cap Value Equity Fund
     MGI US Small/Mid Cap Growth Equity Fund
     MGI US Small/Mid Cap Value Equity Fund
     MGI Non-US Core Equity Fund
     MGI Core Opportunistic Fixed Income Fund
     MGI High Yield Fixed Income Fund
     MGI US Short Maturity Fixed Income Fund

Prospectus

July 31, 2006

This  prospectus  offers  Class S shares in the eight series (each a "Fund," and together, the "Funds") of the MGI Funds (the "Trust").  This prospectus explains what you should know about each Fund and the Class S shares of the Funds  before you invest. Please read it carefully.

Mercer Global Investments, Inc. (the "Advisor") manages the Funds.

Neither  the  Securities  and  Exchange  Commission  nor  any  state  securities commission  has  approved or  disapproved  these  securities  or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

          ------------------------------------------------------
          /Not FDIC Insured. May lose value. No bank guarantee./
          ------------------------------------------------------

                                    Contents

                                       i

Appendix

                                       ii

Summary of the Funds

Each Fund's investment objective, principal investment strategies, and principal risks  are set  forth  below.  This  summary  is  intended  to  provide  a brief description of the Funds and how they are managed. More detailed descriptions of the Funds are included  later in this  prospectus  under  "Principal  Investment
Strategies and Related Risks."

The Manager of Managers Structure

The Advisor is responsible for  constructing and monitoring the asset allocation and portfolio  strategies for the Funds,  consistent with each Fund's investment objective,  strategies,  and risks.  The Advisor believes that it is possible to enhance  shareholder  value by using one or more subadvisory firms to manage the assets of each Fund. Therefore,  the Advisor intends to manage each Fund using a
"manager of managers"  approach by selecting one or more  subadvisors  to manage each Fund, based upon the Advisor's evaluation of the subadvisor's expertise and performance in managing the asset class in which the Fund will invest.

Securities  are  selected  for each  Fund's  portfolio  using a  combination  of traditional and fundamental  investment  tools and quantitative  analysis.  Each
Fund  generally   relies  on  the   professional   judgment  of  its  respective
subadvisor(s)  to make decisions about the Fund's portfolio  holdings,  and each subadvisor  employs its own  proprietary  processes  and  disciplines  to select securities and manage a Fund's investment portfolio (or portion of a portfolio).
A  description  of the  subadvisors  currently  employed  by the  Funds  and the subadvisors'  individual  securities  selection  processes  can be  found  under
"Principal Investment Strategies and Related Risks."

Investment Objectives and Principal Investment Strategies

Each Fund has its own distinct  investment  objective  that it seeks to achieve.
The Funds'  investment  objectives may be changed without  shareholder  approval
(although a Fund will provide  advance  notice to  shareholders  before any such change takes  effect).  There can be no  guarantee  that a Fund will achieve its investment objective.

                                       1

--------------------- ----------------- ------------------------ ---------------------------
     Fund Name           Investment      Principal Investment      Principal Risk Factors
                         Objective            Strategies

--------------------- ----------------- ------------------------ ---------------------------
MGI US Large Cap      Long-term total   |X|  Invests             |X|  Growth Stock Risk
Growth Equity Fund    return, which          principally in
                      includes               equity securities   |X|  Management
                      capital                issued by large          Techniques Risk
                      appreciation           capitalization
                      and income             U.S. companies;     |X|  Non-Diversification
                                             "large                   Risk
                                             capitalization
                                             U.S. companies"
                                             are companies
                                             with market
                                             capitalizations
                                             greater than $5
                                             billion at the
                                             time of purchase.

                                        |X|  Generally
                                             invests in
                                             companies that
                                             have higher
                                             earnings and/or
                                             revenue growth
                                             histories or
                                             expectations.
--------------------- ----------------- ------------------------ ---------------------------
MGI US Large Cap      Long-term total   |X|  Invests             |X|  Value Stock Risk
Value Equity Fund     return, which          principally in
                      includes               equity securities   |X|  Management
                      capital                issued by large          Techniques Risk
                      appreciation           capitalization
                      and income             U.S. companies;     |X|  Non-Diversification
                                             "large                   Risk
                                             capitalization
                                             U.S. companies"
                                             are companies
                                             with market
                                             capitalizations
                                             greater than $5
                                             billion at the
                                             time of purchase.

                                        |X|  Generally
                                             invests in stocks
                                             that appear to be
                                             undervalued based
                                             on the stocks'
                                             intrinsic value
                                             relative to their
                                             current market
                                             prices.

                                       2

--------------------- ----------------- ------------------------ ---------------------------
MGI US Small/Mid      Long-term total   |X|  Invests             |X|  Growth Stock Risk
Cap Growth Equity     return,                principally in
Fund                  comprised              equity securities   |X|  Small and  Medium
                      primarily of           issued by                Capitalization  Stock
                      capital                small-to-medium          Risk
                      appreciation           capitalization
                                             U.S. companies;     |X|  Management
                                             "small-to-medium         Techniques Risk
                                             capitalization
                                             U.S. companies"     |X|  Non-Diversification
                                             are companies            Risk
                                             with market
                                             capitalizations
                                             between $25         |X|  Portfolio
                                             million and the          Turnover Risk
                                             largest company
                                             represented in
                                             the Russell 2500(TM)
                                             Index.  As of
                                             June 30, 2006,
                                             the
                                             capitalization of
                                             the largest
                                             company included
                                             in the Russell
                                             2500 Index was
                                             $6.28 billion.

                                        |X|  Generally
                                             invests in
                                             companies that
                                             have higher
                                             earnings and/or
                                             revenue growth
                                             histories or
                                             expectations.

                                       3

--------------------- ----------------- ------------------------ ---------------------------
MGI US Small/Mid      Long-term total   |X|  Invests             |X|  Value Stock Risk
Cap Value Equity      return,                principally in
Fund                  comprised              equity securities   |X|  Small and  Medium
                      primarily of           issued by                Capitalization
                      capital                small-to-medium          Company Risk
                      appreciation           capitalization
                                             U.S. companies;     |X|  Management
                                             "small-to-medium         Techniques Risk
                                             capitalization
                                             U.S. companies"     |X|  Non-Diversification
                                             are companies            Risk
                                             with market
                                             capitalizations
                                             between $25         |X|  Portfolio
                                             million and the          Turnover Risk
                                             largest company
                                             represented in
                                             the Russell 2500
                                             Index.  As of
                                             June 30, 2006,
                                             the
                                             capitalization of
                                             the largest
                                             company included
                                             in the Russell
                                             2500 Index was
                                             $6.28 billion.

                                        |X|  Generally
                                             invests in stocks
                                             that appear to be
                                             undervalued based
                                             on the stocks'
                                             intrinsic value
                                             relative to their
                                             current market
                                             prices.
--------------------- ----------------- ------------------------ ---------------------------
MGI Non-US Core       Long-term total   |X|  Invests             |X|  Foreign
Equity Fund           return, which          principally in           Investments Risk
                      includes               equity securities   |X|  Currency
                      capital                issued by                Exchange Rate Risk
                      appreciation           non-U.S.
                      and income             companies of any    |X|  Emerging  Markets
                                             size, located in         Investments Risk
                                             the world's
                                             developed and       |X|  Political     and
                                             emerging capital         Economic Risk
                                             markets.
                                                                 |X|  Small and  Medium
                                                                      Capitalization  Stock
                                                                      Risk

                                                                 |X|  Management
                                                                      Techniques Risk

                                                                 |X|  Non-Diversification
                                                                      Risk

                                       4

--------------------- ----------------- ------------------------ ---------------------------
MGI Core              Total return,     |X|  Invests             |X|  Credit Risk
Opportunistic Fixed   consisting of          principally in
Income Fund           both current           investment grade    |X|  Interest Rate
                      income and             fixed income             Risk
                      capital                securities,
                      appreciation           including           |X|  Foreign
                                             government               Investments Risk
                                             securities and
                                             corporate bonds.    |X|  Emerging  Markets
                                                                      Investments Risk
                                        |X|  May invest in
                                             non-investment      |X|  High Yield
                                             grade bonds,             Securities Risk
                                             non-U.S. dollar
                                             denominated         |X|  U.S. Government
                                             bonds, and bonds         Securities Risk
                                             issued by issuers
                                             located in          |X|  Management
                                             emerging capital         Techniques Risk
                                             markets.
                                                                 |X|  Non-Diversification
                                        |X|  Managed to               Risk
                                             maintain a
                                             duration within
                                             20% of the
                                             duration of the
                                             Lehman Brothers
                                             U.S. Aggregate
                                             Bond(TM)Index (as
                                             of June 30, 2006,
                                             the duration of
                                             the Index was
                                             approximately 4.8
                                             years).
--------------------- ----------------- ------------------------ ---------------------------
MGI High Yield        Total return,     |X|  Invests             |X|  High Yield
Fixed Income Fund     consisting of          principally in           Securities Risk
                      both current           below investment
                      income and             grade fixed         |X|  Credit Risk
                      capital                income securities.
                      appreciation                               |X|  Interest Rate
                                        |X|  May invest in            Risk
                                             investment grade
                                             bonds, non-U.S.     |X|  Foreign
                                             dollar                   Investments Risk
                                             denominated
                                             bonds, and bonds    |X|  Emerging  Markets
                                             of issuers               Investments Risk
                                             located in
                                             emerging capital    |X|  U.S. Government
                                             markets.                 Securities Risk

                                        |X|  Managed to          |X|  Management
                                             maintain a               Techniques Risk
                                             duration within
                                             20% of the          |X|  Non-Diversification
                                             duration of the          Risk
                                             Merrill Lynch
                                             High Yield Master
                                             II Index (as of
                                             June 30, 2006,
                                             the duration of
                                             the Index was
                                             approximately 5.1
                                             years).

                                       5

--------------------- ----------------- ------------------------ ---------------------------
MGI US Short          Safety of         |X|  Invests             |X|  Credit Risk
Maturity Fixed        principal and a        principally in
Income Fund           moderate level         investment grade    |X|  Interest Rate
                      of income              fixed income             Risk
                                             securities of
                                             U.S. issuers,       |X|  U.S. Government
                                             including                Securities Risk
                                             government
                                             securities and      |X|  Management
                                             corporate bonds.         Techniques Risk

                                        |X|  Maintains an        |X|  Non-Diversification
                                             average                  Risk
                                             dollar-weighted
                                             portfolio
                                             maturity of one
                                             to three years.
--------------------- ----------------- ------------------------ ---------------------------

Principal Risks

The principal risks that could adversely affect the value of a Fund's shares and the total return on your investment (as indicated above) include:

Credit Risk         Issuers  of  debt  securities  may be  unable  to  make  the required  payments of interest and/or  principal at the time that such  payments  are due.  In  addition,  changes  in an issuer's  credit  rating or the  market's  perception  of an issuer's  creditworthiness  can also  adversely  affect  the values of the securities.  While the MGI Core  Opportunistic
                    Fixed Income Fund and the MGI US Short Maturity Fixed Income
                    Fund  primarily  invest in securities  of  investment  grade
                    issuers,   those   issuers   may  still   default  on  their
                    obligations.  The MGI High Yield Fixed Income Fund primarily invests  in  securities  of  issuers  that are  rated  below investment grade and, as a result,  the MGI High Yield Fixed
                    Income  Fund may be  subject  to a greater  degree of credit risk.

Currency Exchange   Foreign  securities  may be issued  and  traded  in  foreign
Rate Risk           currencies.  As a result,  the values of foreign  securities may be affected by changes in exchange rates between foreign
                    currencies  and  the  U.S.   dollar,   as  well  as  between
                    currencies of countries  other than the United  States.  For example,  if the value of the U.S. dollar increases relative to a particular foreign currency, an investment  denominated in that foreign  currency  will decrease in value because it will be worth fewer U.S. dollars.

Emerging Markets    Emerging markets  securities  involve unique risks,  such as
Investments Risk    exposure to economies  that are less diverse and mature than those  of the  United  States  or more  established  foreign markets.  Also,  emerging markets  securities are subject to

                                       6

                    the same  risks as  foreign  investments,  described  below.
                    Generally,  these  risks  are more  severe  for  issuers  in countries with emerging capital markets.  Also,  economic or political  instability  may cause  larger  price  changes in emerging markets securities than other foreign investments.

Foreign Investments Investing  in foreign  securities  typically  involves  more
Risk                risks than  investing  in U.S.  securities.  These risks can increase  the  potential  for losses in the Funds and affect their respective share prices. Generally, securities of many foreign issuers may be less liquid,  and their prices may be more  volatile,  than  the  securities  of  comparable  U.S.
                    issuers.   Transaction  costs  for  foreign  securities  are
                    generally  higher than for comparable  securities  issued in the United States.  Many foreign  governments  may supervise and regulate their financial  markets less  stringently than the United  States does.  In addition,  foreign  issuers are generally  not  subject  to the same  types  of  accounting,
                    auditing,   or  financial   reporting   standards  as  those
                    applicable  to U.S.  issuers.  As a result,  with respect to foreign  issuers,  there  may  be  less  publicly  available
                    information   regarding   their   operations  and  financial
                    condition, and the information that is available may be less reliable.

Growth Stock Risk   Companies  with strong growth  potential  (both domestic and foreign) tend to have higher than average  price-to-earnings ratios,  meaning that these stocks are more  expensive  than average  relative  to the  companies'  earnings.  The market prices of equity  securities  of growth  companies are often
                    quite  volatile,   since  the  prices  may  be  particularly
                    sensitive to economic,  market, or company  developments and may present a higher degree of risk of loss.

High Yield          These fixed  income  securities  generally  have more credit
Securities Risk     risk  than  higher-rated  securities,  are  more  likely  to encounter financial difficulties, and are more vulnerable to changes in the economy.  Securities  rated below  investment grade,  sometimes  called "junk bonds,"  generally have more credit risk than higher-rated securities.  Companies issuing high  yield,  fixed  income  securities  are  not as  strong financially as those issuing  securities  with higher credit ratings.  These  companies  are  more  likely  to  encounter financial difficulties and are more vulnerable to changes in the economy,  such as a recession  or a sustained  period of rising  interest  rates that could affect  their  ability to make  interest and  principal  payments.  If an issuer stops making

                                       7

                    interest  and/or   principal   payments,   payments  on  the
                    securities  may  never  resume.   These  securities  may  be
                    worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than  higher-quality  securities.  The prices of high yield,
                    fixed  income   securities  are   especially   sensitive  to
                    developments affecting the company's business and to changes in the  ratings  assigned  by rating  agencies.  High  yield securities  generally  are less liquid  than  higher-quality
                    securities.   Many  of  these   securities   do  not   trade
                    frequently,  and when they do  trade,  their  prices  may be significantly higher or lower than expected.

Interest Rate Risk  Changes in interest rates may adversely affect the values of the securities  held in each Fund's  portfolio.  In general, the  prices  of debt  securities  fall when  interest  rates increase, and rise when interest rates decrease.  Typically, the  longer  the  maturity  of a  debt  security,  the  more sensitive  the debt  security is to price shifts as a result of interest rate changes.

Management          The  investment  strategies,  techniques,  and risk analyses
Techniques Risk     employed  by the  subadvisors,  while  designed  to  enhance potential returns,  may not produce the desired results. The subadvisors  may be  incorrect in their  assessments  of the value  of  securities  or their  assessments  of  market  or interest  rate  trends,  which  can  result in losses to the
                    Funds.

Market Risk         The risk that movements in financial  markets will adversely affect the price of the Fund's  investments,  regardless  of how well the  companies in which the Fund  invests  perform.
                    The market as a whole may not favor the types of investments the Fund makes. Also, the risk that the price of one or more of  the  securities  or  other  instruments  in  the  Fund's portfolio will fall, or will fail to rise.  Many factors can adversely  affect a security's  performance,  including both general financial market conditions and factors related to a specific company, industry, country, or geographic region.

Non-                Each  Fund is  non-diversified.  As a  result,  each Fund is
Diversification     subject  to the risk  that it will be more  volatile  than a
Risk                diversified fund because the Fund may invest its assets in a smaller  number of issuers.  Because of this,  the gains and losses on a single  security may have a greater  impact on a
                    Fund's net asset value.

                                       8

Political and       The political,  legal,  economic,  and social  structures of
Economic Risk       some foreign  countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external  conflicts and currency devaluations.

Portfolio Turnover  High  portfolio  turnover  may  result in  higher  costs for
Risk                brokerage  commissions  and  transaction  costs (which could reduce investment returns), and capital gains.

Small and Medium    The   securities   of   companies   with  small  and  medium
Capitalization      capitalizations  may involve greater  investment  risks than
Stock Risk          securities of companies  with large  capitalizations.  Small and medium capitalization  companies may have an unproven or
                    narrow   technological   base  and  limited  product  lines,
                    distribution  channels,  and market and financial resources, and the small and medium  capitalization  companies also may be  dependent  on  entrepreneurial  management,  making  the
                    companies   more   susceptible   to  certain   setbacks  and
                    reversals.  As a result,  the securities of small and medium capitalization  companies  may be subject to more  abrupt or erratic movements than securities of larger  companies,  may have  limited  marketability,  and may be less  liquid  than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S.  standards  and may be  subject  to  risks  that are similar  to the  risks  that may  affect  small  and  medium capitalization  U.S.  companies.  Securities  of  small  and medium  capitalization  companies  also may pay no,  or only small, dividends.

U.S. Government     U.S.  government agency obligations have different levels of
Securities Risk     credit support,  and therefore,  different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United  States,  such as the  Federal  Housing
                    Administration  or Ginnie Mae,  present  little credit risk.
                    Other  securities  issued by agencies and  instrumentalities sponsored by the U.S.  government that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal
                    Home Loan  Banks,  and  securities  issued by  agencies  and instrumentalities  sponsored by the U.S. government that are supported only by the credit of the issuing  agencies,  such as Freddie  Mac and  Fannie  Mae,  are  subject to a greater degree of credit risk.

                                       9

Value Stock Risk    Value  stocks  represent  companies  that tend to have lower than  average  price to  earnings  ratios and are  therefore cheaper than average  relative to the  companies'  earnings.
                    These companies may have relatively weak balance sheets and, during economic  downturns,  they may have insufficient cash flow to pay their debt  obligations  and difficulty  finding
                    additional   financing  needed  for  their   operations.   A
                    particular  value  stock  may  not  increase  in  price,  as anticipated by the  subadvisor,  if other  investors fail to recognize  the  stock's  value  or  the  catalyst  that  the subadvisor  believes  will  increase  the price of the stock does not  affect  the price of the stock in the manner or to the degree that the subadvisor  anticipates.  Also, cyclical stocks  tend  to  increase  in  value  more  quickly  during economic upturns than non-cyclical  stocks, but also tend to lose value more quickly in economic downturns.

Finally,  you may lose money by investing in a Fund.  The  likelihood of loss is greater if you invest for a shorter  period of time.  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal  Deposit
Insurance  Corporation or any other government agency. Each Fund is not intended to serve as a complete investment program.

Performance

As the Funds have not been in operation for a full calendar year, no performance information is available as of the date of this prospectus.

Fees and Expenses

These tables  summarize  the fees and expenses that you may pay if you invest in the Class S shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee on shares owned less than 30 days (as a %
of total redemption proceeds)(2).......................     2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                             Total
                                               Distribution                  Annual        Management
                                               and/or                        Fund          Fee Waiver/
                               Management      Service         Other         Operating     Expense             Net
                               Fees(3)         (12b-1) Fees    Expenses(4)   Expenses      Reimbursements      Expenses(5)

MGI US Large Cap Growth
   Equity Fund                     0.55%           0.25%          0.44%         1.24%            0.17%            1.07%
MGI US Large Cap Value
   Equity Fund                     0.53%           0.25%          0.41%         1.19%            0.14%            1.05%

                                       10

MGI US Small/Mid Cap Growth
   Equity Fund                     0.90%           0.25%          0.53%         1.68%            0.26%            1.42%
MGI US Small/Mid Cap Value
   Equity Fund                     0.90%           0.25%          0.49%         1.64%            0.22%            1.42%
MGI Non-US Core Equity
   Fund(6)                         0.75%           0.25%          0.54%         1.54%            0.22%            1.32%
MGI Core Opportunistic Fixed
   Income Fund                     0.35%           0.25%          0.46%         1.06%            0.19%            0.87%
MGI High Yield Fixed Income
   Fund(6)                         0.60%           0.25%          0.34%         1.19%            0.00%            1.19%
MGI US Short Maturity Fixed
   Income Fund                     0.25%           0.25%          1.04%         1.54%            0.72%            0.82%

(1)  Securities   dealers,   financial   intermediaries,   or  other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

(2)  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed  within 30 days of purchase.  Please see "Frequent
     Trading of Fund Shares" for further information.

(3)  For each Fund,  other than the MGI US Small/Mid  Cap Growth Equity Fund and
     MGI US Small/Mid Cap Value Equity Fund,  the Fund's  Investment  Management
     Agreement includes a breakpoint where the Fund's investment  management fee is reduced by 2 basis  points to the extent the Fund's  assets  exceed $750 million.

(4)  Includes an internal administrative fee of 0.15% paid by the Class S shares of the Funds to the Advisor.  The "Other  Expenses" item, which is based on estimated  amounts for the current  fiscal year,  also includes  custodial,
     legal,  audit,  transfer  agent,  and  sub-transfer  agent  payments,   and
     trustees' fees and expenses.

(5)  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  contractual  fee waiver and expense  reimbursement  agreement (the
     "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to  reimburse  expenses to the extent that each Fund's  expenses  (not  including  brokerage  fees and  expenses, interest,  and  extraordinary  expenses)  otherwise  would  exceed the "Net
     Expenses"  rates  shown in the  table  above  for the Class S shares of the
     Fund.  Pursuant  to the  expense  reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor  reimburses for a period of three years following such fee waivers and expense  reimbursements,  to the extent that such reimbursement of the  Advisor by a Fund will not cause the Fund to exceed any  applicable expense limitation that is in place for the Fund. The expense reimbursement agreement  will remain in effect  through March 31, 2007, and will continue in effect from year to year  thereafter  unless  terminated by the Trust or the Advisor.

(6)  The fees and expenses are based on estimated amounts for the current fiscal year.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class S shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class S shares of the
Funds for the time  periods  shown,  that your  investment  has a 5% return each year, that all dividends and capital gain  distributions are reinvested and that the Funds' operating expenses remain the same as shown above.

                                       11

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                                  1 year       3 years      5 years     10 years

MGI US Large Cap Growth Equity Fund........     $   109      $    377     $    665     $  1,485
MGI US Large Cap Value Equity Fund.........     $   107      $    364     $    641     $  1,431
MGI US Small/Mid Cap Growth Equity Fund....     $   145      $    504     $    888     $  1,965
MGI US Small/Mid Cap Value Equity Fund.....     $   145      $    496     $    871     $  1,925
MGI Non-US Core Equity Fund*...............     $   134      $    465         N/A          N/A
MGI Core Opportunistic Fixed Income Fund...     $    89      $    318     $    566     $  1,277
MGI High Yield Fixed Income Fund*..........     $   121      $    378         N/A          N/A
MGI US Short Maturity Fixed Income Fund....     $    84      $    416     $    771     $  1,773

*    Because the MGI Non-US Core Equity Fund and the MGI High Yield Fixed Income
     Fund had not commenced  operations as of the date of this  prospectus,  the one- and three-year  examples are based on the anticipated  expenses of the
     Class S shares of the MGI Non-US  Core  Equity  Fund and the MGI High Yield
     Fixed Income Fund for the current fiscal year, and do not extend over five-
     and ten- year periods.

If you are  investing  in  Class S  shares  through  a  financial  advisor  or a retirement  plan account,  you may be subject to  additional  fees and expenses, such as plan administration  fees. Please refer to the program materials of that financial  advisor  or  retirement  plan  account  for any  special  provisions, additional  service  features,  or fees  and  expenses  that  may  apply to your investment in a Fund.

Principal Investment Strategies and Related Risks

Domestic Equity Funds

MGI US Large Cap Growth Equity Fund

Fund Facts

Investment  Objective       Long-term  total  return,   which  includes  capital
                            appreciation and income

Investment Category         Domestic Equity Fund

Investment Focus            Common stocks of large U.S. and multinational
                            companies

Benchmark                   Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

                                       12

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor  believes possess  superior  potential for long-term capital appreciation.  Under normal circumstances, the Fund will invest at least
80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of large  capitalization U.S. companies.  For purposes of this investment policy, the Fund considers "large  capitalization  U.S. companies" to be U.S.  companies  with market  capitalizations  greater than $5 billion at the time of purchase.  (If the Fund changes this  investment  policy,  the Fund will notify shareholders at least 60 days in advance of the change.)  Generally,  the companies in which the Fund invests have higher  earnings  and/or revenue growth histories or expectations  relative to the Russell 1000 Index. (The Russell 1000
Index includes the 1,000 largest  companies in the Russell  3000(R)Index,  as of the end of May of each year,  or as  determined  by Russell.)  While the primary investment strategy of the Fund is to generate capital appreciation,  income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Enhanced Investment Technologies, LLC ("INTECH"), located at 2401 PGA Boulevard,
Suite 100,  Palm Beach  Gardens,  Florida  33410,  serves as a subadvisor to the
Fund.  INTECH  has  managed  institutional  portfolios  since  1987,  and  is  a subsidiary of Janus Capital  Management.  A team of four  portfolio  managers is primarily  responsible  for the  day-to-day  management  of  INTECH's  allocated portion of the Fund's portfolio.  The team consists of Robert Fernholz, David E.
Hurley, Cary Maguire,  and Joseph W. Runnels.  Mr. Hurley, Dr. Maguire,  and Mr.
Runnels jointly handle the day-to-day  management function,  under the oversight of Dr. Fernholz.  Dr. Fernholz,  Director,  Executive Vice President,  and Chief
Investment  Officer  of  INTECH,  joined  INTECH  in 1991 and has  served in his current role since joining the firm.  Mr. Hurley is Executive Vice President and
Chief  Operating  Officer of INTECH and has been with the firm since  1988.  Dr.
Maguire is Senior Investment  Officer of INTECH and joined the firm in 1991. Mr.
Runnels,  Vice  President,  Portfolio  Management of INTECH,  joined the firm in
1998.  Each  portfolio  manager has managed  INTECH's  allocated  portion of the
Fund's assets since the Fund's  inception.  The Trust's  Statement of Additional
Information (the "SAI") furnishes  additional  information  about each portfolio manager's  compensation,  other accounts

                                       13

managed by each portfolio  manager,  and each portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to INTECH.

Securities Selection

INTECH  manages  its  allocated   portion  of  the  Fund's   portfolio  using  a
mathematical  portfolio  management  process.   INTECH  developed  the  formulas
underlying this mathematical  investment  process.  The mathematical  investment process is designed to take advantage of market  volatility  (variation in stock prices),  rather than using a fundamental research or market/economic  trends to predict the future returns of stocks.  The process seeks to generate a return in excess of the portfolio's  benchmark over the long term,  while  controlling the risk relative to the benchmark. INTECH monitors the total risk and volatility of a portfolio's holdings with respect to its benchmark index.

The mathematical  investment  process  involves  selecting stocks primarily from stocks within the portfolio's  benchmark  index,  the S&P  500/Citigroup  Growth
Index. Using its mathematical  principles,  INTECH will periodically determine a target  weighting of these stocks and  rebalance  to the target  weighting.  The rebalancing  techniques used by INTECH may result in a higher portfolio turnover compared  to a "buy and hold" fund  strategy.  INTECH  seeks to  outperform  the portfolio's  benchmark index through its mathematical  process.  INTECH seeks to identify stocks for the portfolio in a manner that does not increase the overall portfolio  volatility  above that of the benchmark  index.  INTECH  employs risk controls designed to minimize the risk of significant  underperformance relative to the benchmark index.  However,  the proprietary  mathematical process used by
INTECH may not achieve the desired results.

Sands  Capital  Management,  LLC  ("Sands  Capital"),  located  at  1100  Wilson
Boulevard,  Arlington, Virginia 22209, serves as a subadvisor to the Fund. Sands
Capital  was  founded in 1992.  Frank M. Sands,  Sr.,  CFA, is the firm's  Chief
Executive Officer and Chief Investment  Officer.  Sands Capital is independently owned.  A team of four  portfolio  managers is  responsible  for the  day-to-day management of Sands Capital's  allocated  portion of the Fund's  portfolio.  The team consists of Frank M. Sands,  Sr., David E. Levanson,  Frank M. Sands,  Jr.,
and A. Michael Sramek.  Mr. Sands,  Sr., CEO and Chief Investment  Officer,  has
been  with  the  firm  since  its  inception  in 1992  and has  over 37 years of investment experience. Mr. Sands, Sr. is the lead member of the team and as such is ultimately  responsible for overall  portfolio  management of Sands Capital's allocated  portion of the  Fund's  portfolio.  Mr.  Levanson,  Senior  Portfolio
Manager and Director of U.S. Mutual Funds,  rejoined the firm in 2002.  Prior to rejoining  the firm,  Mr.  Levanson  was a research  analyst for MFS  Investment
Management.  Mr. Levanson is responsible for the day-to-day  management of Sands
Capital's  allocated portion of the Fund's portfolio and the investment of daily cash  flows.  Mr.  Sands,  Jr.,  President,  Director  of  Research,  and Senior
Portfolio  Manager,  has been with Sands  Capital  since 2000.  Mr.  Sands,  Jr.
assists Mr. Levanson on the day-to-day  management of Sands Capital's  allocated portion of the Fund's  portfolio.  Mr.  Sramek,  Research  Analyst and Portfolio
Manager,  joined Sands  Capital in 2001.  Prior to joining  Sands  Capital,  Mr.
Sramek was a research analyst with Mastrapasqua & Associates. Mr. Sramek assists
Mr. Levanson on the day-to-day  management

                                       14

of Sands Capital's  allocated portion of the Fund's portfolio and the investment of daily  cash  flows.  Each  portfolio  manager  has  managed  Sands  Capital's allocated  portion of the Fund's  assets  since the  Fund's  inception.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Sands Capital.

Securities Selection

Sands Capital  manages its  allocated  portion of the Fund's  portfolio  using a bottom-up,  fundamental  approach to select  securities.  Sands Capital seeks to build a concentrated portfolio of leading companies, diversified across a number of business lines. Sands Capital has a long-term orientation.

Sands Capital's research process seeks to identify  outstanding growth companies that lead and dominate attractive growth industries.  Focusing on companies with above average  historical sales and earnings growth,  Sands Capital  generates a broad list of potential  portfolio holdings that consists of a variety of stocks of companies  in various  industries.  The stocks in the list are then  filtered based on certain qualitative factors that Sands Capital believes allow companies to lead and dominate  their  industries.  Sands Capital  focuses on, among other things,  a company's  ability to develop and anticipate  industry  trends,  gain market  share,  build a  strong  business  model,  display  superior  management ability,  and apply technology to add value. Based on these  evaluations,  Sands
Capital  constructs a portfolio of what it determines to be the most  attractive stocks.  The  portion  of the  Fund's  portfolio  managed  by Sands  Capital  is
typically   characterized   by  low  portfolio   turnover  and  relatively  high
concentration in individual companies.

MGI US Large Cap Value Equity Fund

Fund Facts

Investment Objective        Long-term total return, which includes capital
                            appreciation and income

Investment Category         Domestic Equity Fund

Investment Focus            Common stocks of large U.S. and multinational
                            companies

Benchmark                   Russell 1000(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

                                       15

Principal Investment Strategies of the Fund

The Fund  invests  primarily in common  stocks of large U.S.  and  multinational companies that a subadvisor believes possess the potential for long-term capital appreciation  and, in the judgment of the  subadvisor,  appear to be undervalued based on the stocks'  intrinsic  values relative to their current market prices.
Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment  purposes,  if any) in the equity  securities of large capitalization U.S. companies. For purposes of this investment policy, the
Fund considers "large  capitalization  U.S. companies" to be U.S. companies with market capitalizations  greater than $5 billion at the time of purchase. (If the
Fund changes this investment policy, the Fund will notify  shareholders at least
60 days in advance of the change.) While the primary investment  strategy of the
Fund is to generate capital appreciation, income may be generated from dividends paid by the common stocks in the Fund's portfolio.

As  discussed  above,  the Fund  invests  primarily  in  companies  with  market capitalizations that exceed $5 billion at the time of purchase.  The subadvisors also may  invest a  portion  of the  Fund's  assets  in  companies  with  market capitalizations  that are below this level.  Further,  if movement in the market price  causes a  particular  stock's  market  capitalization  to fall below this level, the Fund is not required to dispose of the stock.

The Fund's  benchmark,  the  Russell  1000  Index,  includes  the 1,000  largest companies  in the Russell 3000 Index,  as of the end of May of each year,  or as determined by Russell.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  located at 90 Hudson  Street,  Jersey
City,  New Jersey 07302,  serves as a subadvisor  to the Fund.  Founded in 1929,
Lord Abbett is an independent money management firm. Ownership of Lord Abbett is distributed across senior professionals that fully participate in the management and operation of the firm's investment activities.

Eli Salzmann and Sholom  Dinsky are jointly and  primarily  responsible  for the
day-to-day   management  of  Lord  Abbett's  allocated  portion  of  the  Fund's portfolio. Mr. Salzmann joined Lord Abbett in 1997 and is a Partner and Director of Lord  Abbett's  large cap value  investment  group.  He also has  served as a research  analyst and a portfolio  manager  since  1997.  Mr.  Dinsky has been a
Partner and Portfolio  Manager of Lord Abbett since 2002. From 2000 to 2002, Mr.
Dinsky was a Senior  Equity  Analyst  and  Associate  Portfolio  Manager at Lord
Abbett.  Each portfolio  manager has managed Lord Abbett's  allocated portion of the  Fund's  assets  since the Fund's  inception.  The SAI  provides  additional information about each portfolio manager's

                                       16

compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Lord Abbett.

Securities Selection

Lord Abbett manages its allocated  portion of the Fund's portfolio using a value investing philosophy. In order to seek the highest returns with the least degree of risk, Lord Abbett generally seeks to build a portfolio of stocks in companies that, in Lord Abbett's opinion, have: (i) attractive  valuations;  (ii) positive fundamentals;  (iii) appropriate economic risk exposure;  and (iv) suitable risk parameters.

Lord Abbett  identifies a universe of stocks with  attractive  valuations  using several models,  including a dividend  discount model that focuses on normalized earnings.  Lord Abbett employs fundamental research to further narrow investment opportunities  among the stocks in the universe.  Lord Abbett's research process typically  includes  visits to companies,  as well as the companies'  respective suppliers and  competitors,  in an effort to identify  catalysts  that may drive these companies'  stock prices higher.  Lord Abbett's  allocated  portion of the
Fund's  portfolio  typically  consists of 70 to 90 stocks,  depending  on market conditions.

Pzena  Investment  Management  ("Pzena"),  located at 120 West 45th Street,  New
York,  New York  10036,  serves as a  subadvisor  to the Fund.  Richard S. Pzena founded Pzena in 1995,  and the firm began  managing  assets in 1996. As of June
30,  2006,  the  majority  of  Pzena  was  owned  by the  firm's  five  managing principals:  Richard S. Pzena (Managing Principal,  Chief Executive Officer, and
Co-Chief  Investment  Officer),  John P. Goetz (Managing  Principal and Co-Chief
Investment  Officer),  Bill Lipsey  (Managing  Principal,  Marketing  and Client
Services), Amy Jones (Managing Principal, Operations and Administration), and A.
Rama Krishna  (Managing  Principal,  Portfolio  Manager).  In addition,  sixteen additional  employees owned interests in the firm as of that date. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of
Pzena.  As of June 30, 2006,  Pzena had  approximately  $21.2  billion in assets under management.  The investment team primarily  responsible for the day-to-day management of Pzena's allocated portion of the Fund's portfolio is as follows:

     Richard S. Pzena.  Managing  Principal,  Chief Executive Officer,  Co-Chief
     Investment  Officer,  and  Founder  of  Pzena.  Mr.  Pzena  has  worked  in investment management since 1986, and he has been with Pzena since 1995.

     John P. Goetz.  Managing  Principal and Co-Chief  Investment  Officer.  Mr.
     Goetz has worked in investment  management since 1996, and he has been with
     Pzena since 1996.

     Antonio DeSpirito, III. Mr. DeSpirito is a Principal and Portfolio Manager.
     Mr. DeSpirito has worked in investment  management since 1996, and has been with Pzena since 1996.

                                       17

Each member of the team has equal weight in  determining  how research  findings are translated into an earnings model.  Further, all decisions require unanimous consent  of each of the three  portfolio  managers.  Should  one of the  members become  unavailable  for either  planned or  unplanned  reasons,  the  remaining members would continue the process.  Each portfolio  manager has managed Pzena's allocated  portion of the Fund's assets since the Fund's  inception,  except Mr.
DeSpirito,  who has managed Pzena's allocated portion of the Fund's assets since
January  2006.  The SAI provides  additional  information  about each  portfolio manager's  compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Pzena.

Securities Selection

Pzena  manages its  allocated  portion of the Fund's  portfolio  using a classic value  investment  philosophy.  Pzena defines value stocks as those stocks whose prices are low relative to their  longer-term  normal  earnings  power.  Pzena's securities  selection  process  involves  an initial  ranking of the 500 largest
U.S.-listed  companies,  from the least expensive to the most  expensive,  based upon a ratio of each company's  price-to-normalized  earnings. Research priority is given to the  least  expensive  stocks,  those  exhibiting  a group or sector theme, and those offering portfolio diversification benefits.  Companies undergo rigorous  qualitative  research  by Pzena's  analysts to  determine  whether the causes of the  under-valuation  are likely to be temporary or  permanent.  Third party  analysis and data sources are used for about 10% to 20% of this research.
Onsite due diligence is also an important step in Pzena's  securities  selection determination.  This  step  occurs  at the end of the  research  process,  which enables  Pzena  to  engage  in a  dialogue  with  company  management  from  the perspective of well-informed  critical thinkers. As a result of Pzena's security selection process,  the portion of the Fund's portfolio  allocated to Pzena will typically be highly concentrated with a strong value emphasis.

MGI US Small/Mid Cap Growth Equity Fund

Fund Facts

Investment Objective        Long-term total return, which includes capital
                            appreciation and income

Investment Category         Domestic Equity Fund

Investment Focus            Common stocks of small and medium-sized U.S.
                            companies

Benchmark                   Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

                                       18

Principal Investment Strategies of the Fund

The Fund  invests  primarily in small and  medium-sized  U.S.  companies  that a
subadvisor   believes   possess   superior   potential  for  long-term   capital
appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net assets (plus borrowings for investment  purposes,  if any) in the equity securities of small-to-medium  capitalization  U.S.  companies.  For purposes of this investment policy, the Fund considers "small-to-medium  capitalization U.S.
companies" to be U.S. companies with market capitalizations  between $25 million and the largest company represented in the Russell 2500 Index, which, as of June
30, 2006, is $6.28 billion.  (If the Fund changes this  investment  policy,  the
Fund  will  notify  shareholders  at least 60 days in  advance  of the  change.)
Generally,  the companies in which the Fund invests have higher  earnings and/or revenue growth histories or expectations relative to the Russell 2500 Index. The
Russell  2500 Index  includes the 2,500  smallest  companies in the Russell 3000
Index, as of the end of May of each year.

The Fund invests in companies within the  capitalization  range described above.
However,  the subadvisors may invest a portion of the Fund's assets in companies outside this range.  Further,  if movement in the market price causes a stock to change from one  capitalization  range to another,  the Fund is not  required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

Westfield  Capital  Management  Company,  LLC  ("Westfield"),   located  at  One
Financial  Center,  24th  Floor,  Boston,   Massachusetts  02111,  serves  as  a
subadvisor to the Fund.  Westfield is a registered  investment  adviser that was founded in 1989. Westfield has been a wholly-owned  subsidiary of Boston Private
Financial Holdings, Inc. since 1997.

Investment decisions for all product portfolios managed by Westfield are made by consensus of the Westfield Investment  Committee,  which consists of Westfield's securities  analysts and the primary  portfolio  management  team members listed below.  While each member of the Westfield  Investment  Committee has input into the investment  process and overall product portfolio  construction,  investment decisions are made under the supervision of a lead portfolio manager assigned to each  portfolio.  Such  investment  decisions  are made  within  the  parameters
established   by  a   portfolio's   investment   objective(s),   policies,   and
restrictions.  The  following  Westfield  employees  are jointly  and  primarily responsible for the day-to-day  management of Westfield's  allocated  portion of the Fund's portfolio:  Mr. William Muggia, Chief Investment Officer & President,
joined  Westfield  in 1994 and has  served as  President  and  Chief  Investment
Officer of Westfield  since 2001.  Mr. Muggia is the lead member of the team and is  ultimately  responsible  for overall  portfolio  management  of  Westfield's allocated  portion of the Fund's  portfolio.  He covers  health care and medical technology. Mr. Arthur Bauernfeind, Chairman and Chief

                                       19

Executive Officer, joined Westfield in 1990 and has served as Chairman and Chief
Executive  Officer  since 2000.  Mr.  Bauernfeind  covers  economics,  financial services,  transportation, and fixed income markets. Mr. Ethan J. Meyers, Senior
Vice President,  joined  Westfield in 1999 and covers business,  financial,  and consumer  services.  Mr.  Scott R.  Emerman,  Senior  Security  Analyst,  joined
Westfield in 2002 and covers consumer discretionary and consumer staples. Before joining  Westfield,  he  served  as a  Vice  President  in the  Equity  Research
Department of Harbor Capital  Management since 1997. Each portfolio  manager has managed  Westfield's  allocated  portion of the Fund's  assets  since the Fund's
inception.   The  SAI  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Westfield.

Securities Selection

Westfield  manages  its  allocated  portion  of the  Fund's  portfolio  using  a fundamental,  bottom-up  research approach,  which seeks to identify  reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk,  Westfield  generally  favors stocks that, in the judgment  of the firm,  have:  (i)  sizable  management  ownership;  (ii) strong financial conditions;  (iii) sufficient cash flow to fund growth internally; and
(iv) strong pricing power.

Westfield conducts fundamental,  bottom-up research, including meetings with the companies'  management  personnel,  to generate an  approved  list of  potential
portfolio  holdings.   Westfield  considers  factors  such  as  earnings  growth
forecasts,   price  target  estimates,  total  return  potential,  and  business developments.  Westfield's  portion of the Fund's  portfolio is constructed with stocks from the approved  list, and typically does not include all the stocks on the approved list. Stocks may be sold when Westfield believes that the stocks no longer  represent  attractive  investment  opportunities,  based on the  factors described above.

Mazama Capital Management,  Inc.  ("Mazama"),  located at One Southwest Columbia
Street, Suite 1500, Portland, Oregon, 97258, serves as a subadvisor to the Fund.
Mazama,  an  independent  investment  advisor  that  was  founded  in  1993,  is controlled by its employees.

Ronald A.  Sauer,  Stephen  C.  Brink,  CFA,  and  Gretchen  M.  Novak,  CFA are
responsible for the day-to-day  management of Mazama's  allocated portion of the
Fund's portfolio.  Mr. Sauer is a founder and the President and Senior Portfolio
Manager  at Mazama,  and has over 25 years of  investment  experience.  Prior to founding  Mazama in October  1997,  Mr. Sauer was the  President and Director of
Research  from 1994 to 1997 of Black & Company,  Inc.,  which he joined in 1983.
Mr. Sauer serves as lead  portfolio  manager and oversees the team's  investment process.  Mr.  Brink is a Senior  Vice  President,  Director  of  Research,  and
Portfolio  Manager at Mazama,  and has over 28 years of  investment  experience.
Prior to joining Mazama in 1997, he was the Chief  Investment  Officer from 1991 to 1997 of US Trust's Pacific Northwest Office, where he had been employed since
1984. Mr. Brink oversees the flow and quality of research information. Ms. Novak is the Associate  Portfolio  Manager at Mazama and has over 12 years  investment experience.  Prior to joining  Mazama in 1999,  she was an Equity  Analyst  with
Cramer Rosenthal

                                       20

McGlynn,  LLC, where she specialized in small and mid-cap stocks with a focus on consumer discretionary  companies and secondary emphasis on consumer staples and utility/energy  service  companies.  Ms. Novak is  responsible  for  researching companies  in the consumer  discretionary  and consumer  staples  sectors.  Each portfolio  manager has managed Mazama's  allocated  portion of the Fund's assets since the Fund's inception.  The SAI provides additional  information about each portfolio  manager's  compensation,  other  accounts  managed by each  portfolio manager and each  portfolio  manager's  ownership of  securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Mazama.

Securities Selection

Mazama manages its allocated  portion of the Fund's  portfolio using a bottom-up approach to security  selection.  The firm utilizes a  proprietary  model as the framework for security selection and portfolio construction decisions.  Mazama's security  selection  process  begins  by  screening  a  universe  of over  1,500 companies  within  the  market  capitalization  range of the  securities  in the
Russell 2500 GrowthTM  Index for  desirable  financial  characteristics.  Mazama employs a proprietary  price/performance model to identify a group of 300 to 400
companies   that,  in  its  judgment,   may  represent   attractive   investment
opportunities.  The model takes into account both  quantitative  and qualitative factors in order to identify companies that meet certain criteria. These factors include:  (i) the quality of management  and key  personnel;  (ii) the company's ability to meet or exceed earnings  estimates;  (iii) estimated return on equity divided by a  company's  forward  price-to-earnings  ratio;  and (iv)  estimated
earnings  growth  divided  by  a  company's  forward   price-to-earnings  ratio.
Companies  passing the initial  screening  are further  analyzed by Mazama using rigorous fundamental analysis.

MGI US Small/Mid Cap Value Equity Fund

Fund Facts

Investment Objective        Long-term total return, comprised primarily of
                            capital appreciation

Investment Category         Domestic Equity Fund

Investment Focus            Common stocks of small and medium-sized U.S.
                            companies

Benchmark                   Russell 2500(TM)Index

Investment Objective

The  investment  objective  of the Fund is to provide  long-term  total  return, comprised primarily of capital appreciation.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in common  stocks of small and  medium-sized  U.S.
companies that a subadvisor believes possess the potential for long-term capital appreciation  and that appear to be

                                       21

undervalued  at the time of  purchase  based  on the  stocks'  intrinsic  values relative to their current market prices.  Under normal  circumstances,  the Fund will  invest at least 80% of its net  assets  (plus  borrowings  for  investment purposes,  if any) in the equity  securities of  small-to-medium  capitalization
U.S.  companies.  For purposes of this  investment  policy,  the Fund  considers
"small-to-medium capitalization U.S. companies" to be U.S. companies with market capitalizations  between $25 million and the largest company  represented in the
Russell 2500 Index,  which, as of June 30, 2006, is $6.28 billion.  (If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.)

The Fund will invest in  companies  within the  capitalization  range  described above.  However,  the  subadvisors  may invest a portion of the Fund's assets in companies outside this range.  Further, if movement in the market price causes a stock to  change  from one  capitalization  range  to  another,  the Fund is not required to dispose of the stock.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

AQR Capital Management,  LLC ("AQR"), located at Two Greenwich Plaza, 3rd Floor,
Greenwich,  Connecticut  06830,  serves  as a  subadvisor  to the  Fund.  AQR is majority owned and controlled by its principals.

Messrs.  Clifford S. Asness,  Robert J. Krail,  and John M. Liew are jointly and primarily  responsible for the day-to-day  management of AQR's allocated portion of the Fund's portfolio. Each of the portfolio managers has served as a Founding
Principal of AQR since  co-founding the firm in 1998. Each portfolio manager has managed AQR's  allocated  portion of the Fund's assets since June 2006.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

In managing  its  allocated  portion of the Fund's  portfolio,  AQR  utilizes an investment  philosophy  that  combines  the  basic  concepts  of both  value and momentum investing.  Through a quantitative  process, AQR applies these concepts using a  variety  of  proprietary  indicators  across  many  markets.  AQR  also
evaluates  earnings  quality,   investor  sentiment,   sustainable  growth,  and
management signaling as important components of the investment process.

AQR's  quantitative   investment   approach  begins  with  the  creation  of  an
appropriate  universe of  securities  based on a relevant  benchmark,  liquidity considerations,  and additional screening factors.  Once an appropriate universe of potential  investments has been identified,  AQR assigns an individual rating to each industry and to each security.  These two rating components are combined to produce a final  rating.  AQR then seeks to  construct  an optimal  portfolio using these

                                       22

assigned ratings.  AQR uses proprietary  trading and  risk-management  models to monitor and rebalance the portfolio in accordance with AQR's ongoing analysis.

NWQ Investment  Management  Company,  LLC ("NWQ"),  located at 2049 Century Park
East, 16th Floor, Los Angeles,  California 90067,  serves as a subadvisor to the
Fund. NWQ is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc.

Ms.  Phyllis  G.  Thomas,  CFA,  is  primarily  responsible  for the  day-to-day management of NWQ's allocated portion of the Fund's  portfolio.  Ms. Thomas is a
Managing  Director and Portfolio Manager of NWQ and has been with the firm since
1990. Ms. Thomas has managed NWQ's allocated  portion of the Fund's assets since
June 2006. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to NWQ.

Securities Selection

Through an analyst-driven,  value-oriented  process,  NWQ invests in undervalued companies that it believes possess catalysts to improve profitability.  NWQ uses a bottom-up  research  approach  to identify  companies  that NWQ  believes  are undervalued in industries with positive or improving  fundamentals.  The process seeks to  identify  companies  where  catalysts  exist that may unlock  value or improve  profitability.  These catalysts may include new  management,  improving
fundamentals,   renewed  management  focus,  industry   consolidation,   company
restructuring,   and  excessive  pessimism.   In  addition,  a  broad  range  of
quantitative   value  factors  are  evaluated,   such  as  price-to-cash   flow,
price-to-book, price-to-earnings, and quality of earnings.

NWQ  invests  in  intrinsic  value   opportunities  by  applying  a  variety  of
parameters.  Decisions  to  add  positions  to  the  portfolio  are  made  on an
opportunistic   basis,   capitalizing   on   situations   created  by   investor
over-reaction,  misperception,  and short-term  focus. NWQ typically  reduces or
eliminates   positions  in  the  portfolio  in  response  to   deterioration  of
fundamentals  and/or a failure to reach NWQ's proprietary price targets within a reasonable  time period.  NWQ's  allocated  portion of the  portfolio  typically consists of 45-70 stocks, depending on market conditions.

Wells Capital Management ("WCM"),  located at 5335 S.W. Meadows Road, Suite 290,
Lake Oswego,  Oregon 97035,  serves as a subadvisor to the Fund. Dale Benson and
Mark Cooper founded Benson Associates  ("Benson") in 1997, which was acquired by
WCM in 2003.  WCM is a subsidiary  of Wells Fargo Bank,  N.A.,  which in turn is wholly-owned by Wells Fargo & Company, a publicly-traded corporation.

Messrs.  Benson  and  Cooper  are  jointly  and  primarily  responsible  for the day-to-day  management  of WCM's  allocated  portion  of the  Fund's  portfolio.
Messrs.  Benson and Cooper  are both  Senior  Portfolio  Managers  at WCM.  Each portfolio manager has managed WCM's allocated portion of the Fund's assets since the  Fund's  inception.  The SAI  provides  additional  information  about

                                       23

each portfolio manager's compensation,  other accounts managed by each portfolio manager,  and the  portfolio  managers'  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WCM.

Securities Selection

In  managing  its  allocated  portion of the  Fund's  portfolio,  WCM  follows a bottom-up,  value-oriented  investment  strategy.  WCM  seeks  stocks  that have positive cash flows, improving fundamentals, and inexpensive valuations relative to their peers.  WCM seeks relatively  inexpensive  stocks falling into at least one of the following four  categories:  (1) neglected  stocks--stocks  that have been out of favor for an extended period; (2) oversold  stocks--stocks that have been bid down as a result of a market  over-reaction to temporary negative news;
(3)   thematic   stocks--stocks   that  are  likely  to  benefit   from  certain
macroeconomic,  demographic  or cyclical  trends;  and (4)  earnings  turnaround stocks--companies in the early stages of an earnings recovery.

Foreign Equity Fund

MGI Non-US Core Equity Fund

Fund Facts

Investment Objective        Long-term total return, which includes capital
                            appreciation and income

Investment Category         Foreign Equity Fund

Investment Focus            Equity securities of companies in the world's
                            developed and emerging capital markets, excluding
                            the United States

Benchmark                   MSCI EAFE(R)Index

Investment Objective

The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.

Principal Investment Strategies of the Fund

The Fund  invests  primarily  in equity  securities  of companies in the world's developed and emerging capital markets,  excluding the United States. The Fund's investments in equity securities may include dividend-paying securities,  common stock and preferred  stock issued by companies of any size, as well as American,
European, and Global Depositary Receipts (together, "Depositary Receipts").

                                       24

In seeking to achieve the Fund's investment  objective,  the Fund's  subadvisors invest primarily in the equity  securities  (including  Depositary  Receipts) of companies  located outside the United States.  Under normal  circumstances,  the
Fund will invest at least 80% of its net assets (plus  borrowings for investment purposes, if any) in the equity securities of non-U.S.  companies.  (If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.)

While there is no minimum  number of countries  that will be  represented in the
Fund's  portfolio,  the Fund does  intend to  diversify  its  investments  among countries and geographic regions, including a significant portion in the world's emerging  markets.  However,  the Fund may invest a  significant  portion of its assets in one country or region,  if, in the judgment of a subadvisor,  economic and business  conditions  warrant such investments.  To the extent that the Fund invests a  significant  portion  of its  assets in one  country or region at any time,  the  Fund  will  face a  greater  risk of loss due to  factors  adversely affecting  issuers  located in that  single  country or region  than if the Fund always  maintained a greater degree of diversity among the countries and regions in which it invests.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage the assets of the Fund. Under the subadvisory  agreements, each subadvisor is responsible for the day-to-day portfolio management of one or more  distinct  allocated  portions  of the  Fund's  portfolio,  subject  to the
Advisor's  oversight.  The Fund's subadvisors,  including the portfolio managers that are  responsible  for  managing an allocated  portion of the Fund,  and the subadvisors' investment strategies, are:

AllianceBernstein L.P. ("Alliance"),  Avenue of the Americas, New York, New York
10105,  serves  as a  subadvisor  to the  Fund.  Alliance  is a  majority-owned, indirect  subsidiary of AXA Financial,  Inc.,  which, in turn, is a wholly-owned subsidiary of the AXA Group. As discussed below,  Alliance manages its allocated portions of the Fund's  portfolio by using  Alliance's  international  large cap growth  strategy  and its  international  strategic  value  strategy in order to identify attractive investment opportunities.

The allocated  portion of the Fund's  portfolio that is managed using Alliance's international  strategic  value  strategy  is  managed  by a team made up of the following individuals: Sharon E. Fay, Chief Investment Officer, Global Equities,
has been with Alliance for sixteen years.  Kevin F. Simms has been with Alliance for fourteen years and has been Co-Chief Investment Officer, International Value
Equities  since 2003,  and  Director of Research - Global Value  Equities  since
2000. Henry S. D'Auria has served as Chief Investment Officer - Emerging Markets
Value Equities since 2002, and Co-Chief Investment Officer - International Value
Equities  since  2003.  Prior  to his  current  position,  Mr.  D'Auria  managed
Alliance's global research department from 1998 to 2002. Giulio Martini is Chief
Investment  Officer - Currency & Quantitative  Strategy,  a position he has held since 2003.  Prior to that, Mr. Martini was chief  international  economist with responsibility  for  currency  strategies  and senior  portfolio  manager on the international  and global value equities  teams since 1992.  Marylin G. Fedak is
Executive Vice  President,  Head--Bernstein  Global Value Equities  Business and
Co-Chief Investment  Officer--US Large Cap

                                       25

Value. Prior to her current position, Ms. Fedak was Chief Investment Officer for
U.S. Value Equities from 1993 to 2000.

The allocated  portion of the Fund's  portfolio that is managed using Alliance's international  large cap  growth  strategy  is  managed by a team made up of the following  individuals:  Christopher M. Toub, Executive Vice President and Chief
Executive Officer of AllianceBernstein  Limited, and  Head--Global/International
Growth  Equities.  Mr. Toub has been an Executive Vice President  since 1999 and
Head of  Global/International  Growth  Equities  since  1998.  Paul C.  Rissman,
Executive Vice President and Director of Research--Global  Growth Equities.  Mr.
Rissman  joined  Alliance  as a  quantitative  analyst  in 1989  and has been an
Executive Vice President and Director of Research--Global  Growth Equities since
2000. Stephen Beinhacker,  Senior Vice President and Global/International  Large
Cap Growth Portfolio Manager,  joined Alliance in 1992 as the firm's director of international  quantitative  stock research and joined the  Global/International
Large Cap  Growth  teams in 1994.  James K.  Pang,  Senior  Vice  President  and
Global/International Large Cap Growth Portfolio Manager, joined Alliance in 1996 and became a member of the  Global/International  Large Cap Growth team in 1998.
Gregory Eckersley,  Senior Vice President and Senior Portfolio  Manager,  joined
Alliance in 1991 as a non-US growth portfolio  manager based in London. In 2006, he joined the Global/International Large Cap Growth and Research Growth teams as a senior  portfolio  manager.  Previously,  he was chief  investment  officer of
Alliance  Capital  Management  (Pty)  Ltd and  was  responsible  for  overseeing
Alliance's South African joint venture.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Alliance.

Securities Selection

Alliance's  international  strategic value strategy  focuses on the relationship between a  security's  current  price and the  security's  future  earnings  and dividend-paying  capability.  Alliance  believes  that  short-term  thinking can create  distortions  between the price of a security  and its  intrinsic  value.
Alliance  attempts to capitalize  on resultant  mispricings  through  bottom-up, fundamental  research and a disciplined  valuation process.  Alliance emphasizes bottom-up security selection, controlled country allocation, and active currency management.

Alliance's  international  large cap growth  strategy uses a bottom-up  security selection  process  in an  effort  to  identify  companies  with  strong  growth characteristics  at  reasonable  prices.  Alliance  expects to maintain a fairly concentrated  number  of  securities  in the  portfolio,  with a focus  on large capitalization  companies  that enjoy  dominant  positions  in their  respective industries.

In managing its allocated  portions of the Fund's portfolio,  Alliance generally does not maintain  explicit  constraints on country and sector weightings in the portfolio, and as a result, industry and country exposure is mainly a by-product of Alliance's security selection process.

                                       26

Grantham,  Mayo, Van Otterloo & Company, LLC ("GMO"), located at 40 Rowes Wharf,
Boston, Massachusetts 02110, serves as a subadvisor to the Fund. GMO was founded in 1977 and is wholly-owned by its professionals.

Day-to-day  management of the Fund is the responsibility of GMO's  International
Quantitative   Division   (the   "Division").   The   Division's   members  work
collaboratively  to manage GMO's allocated portion of the Fund's portfolio,  and no one person is primarily  responsible  for day-to-day  management of the Fund.
Dr. Thomas Hancock,  a senior member of the Division,  allocates  responsibility for GMO's allocated  portion of the Fund's  portfolio to various team members of the  Division,  oversees  the  implementation  of  trades on behalf of the Fund, reviews the overall  composition of the portfolio,  and monitors cash flows.  At
GMO,  Dr.   Hancock  is  responsible   for  the  portfolio   management  of  all
international developed market and global quantitative equities portfolios.  Dr.
Hancock joined GMO in 1995. The SAI provides  additional  information  about the portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio manager,  and the  portfolio  manager's  ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to GMO.

Securities Selection

GMO  generally  manages  its  allocated  portion of the Fund's  portfolio  using
fundamental   investment   principles  and  quantitative   applications.   GMO's
quantitative  approach  focuses  primarily on  valuation,  but also  includes an element that focuses on stock price momentum as an indicator of market sentiment and trends in company fundamentals.

In  constructing  its  allocated  portion  of the  Fund's  portfolio,  GMO  uses quantitative models to select stocks from a universe that contains stocks issued by companies from developed countries. GMO's screening process seeks to identify the most  attractive  stocks  within each  geographic  region.  The  universe is screened according to three models: Quality Adjusted Value, Intrinsic Value, and
Momentum.  Stocks also are analyzed taking into account factors such as country, sector and currency exposure.

For each discipline,  GMO constructs a target portfolio from the most attractive decile of stocks within each geographic  region.  This target  portfolio is then fine-tuned through portfolio optimization, which integrates top down country and currency  forecasts  to  tilt  the  portfolio.  The  optimization  process  also
integrates  additional  risk  controls  on  countries,  currencies,   individual
positions, industry sectors, and other factors.

The factors  considered  and models  used by GMO may change over time.  In using these models to construct its portfolio,  GMO seeks to produce a  style-balanced portfolio,  although stock selection  normally  reflects a slight bias for value stocks over growth stocks.

Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York
10112-6300,  serves  as a  subadvisor  to the  Fund.  Lazard  is a  wholly-owned subsidiary of Lazard  Freres & Co. LLC.  Lazard Freres & Co. LLC has one member,
Lazard Group LLC, a Delaware limited  liability  company.  Units of Lazard Group
LLC are held by Lazard Ltd., a Bermuda corporation with shares that are publicly traded on the New York Stock  Exchange.  As of March

                                       27

31, 2006, Lazard invested approximately $83.9 billion in assets for institutions and individuals around the world.

Lazard's  allocated  portion of the Fund's portfolio is managed on a team basis.
James M.  Donald is  primarily  responsible  for the  day-to-day  management  of
Lazard's allocated portion of the Fund's portfolio and allocates  responsibility to members of the team. Mr. Donald is a CFA and is a Managing Director of Lazard
and Head of the Emerging  Markets  Group.  Prior to joining  Lazard in 1996, Mr.
Donald worked at Mercury Asset Management,  where he served on the international equity team from 1985 to 1992,  and on the  emerging  markets  team from 1992 to
1996.  The SAI provides  additional  information  about the portfolio  manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to Lazard.

Securities Selection

In managing its allocated  portion of the Fund's  portfolio,  Lazard  utilizes a bottom-up  research  approach  that  seeks to  identify  financially  productive companies that are, in Lazard's view, inexpensively valued. Lazard begins with a universe of emerging markets companies within a certain capitalization range. By using a screening process,  Lazard seeks to eliminate  companies with accounting irregularities  from  the  universe  of  potential  investments.  The  portfolio management team then analyzes the remaining  companies'  financial statements in an effort to identify companies that are undervalued relative to other companies in their industries.  The final step in Lazard's securities selection process is fundamental analysis,  where sustainability of returns,  company catalysts,  and management's incentive and ability to effectively use capital are projected over a three-year time horizon.  The resulting  securities are assigned initial price targets and ranked  within  their  industries  based on  expected  appreciation.
Political, macroeconomic, portfolio, and corporate governance risk are assessed, and each security's  initial price target is adjusted based on these factors.  A number of factors may cause  Lazard to consider  selling a  particular  security held in the portfolio.  These factors  include,  among other  developments,  the security trading at or near Lazard's  proprietary  price target, a determination by the  portfolio  manager  that the  original  investment  thesis  is no longer applicable, as well as political,  macroeconomic,  or other events. Depending on market  conditions,  Lazard's  allocated  portion of the Fund's  portfolio  will typically consist of between 60 and 90 different securities.

Fixed Income Funds

MGI Core Opportunistic Fixed Income Fund

Fund Facts

Investment Objective        Total return, consisting of both current income and
                            capital appreciation

Investment Category         Fixed Income Fund

                                       28

Investment Focus            Fixed income securities of U.S. issuers

Benchmark                   Lehman Brothers U.S. Aggregate Bond(TM)Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests in fixed income securities of U.S.  issuers.  The Fund invests primarily
in  U.S.  dollar-denominated,   investment  grade  bonds,  including  government
securities,  corporate bonds, and mortgage- and asset-backed  securities,  among others.  The Fund also may  invest a  significant  portion  of its assets in any combination of  non-investment  grade bonds (sometimes called high yield or junk bonds),  non-U.S.  dollar  denominated  bonds,  and bonds  issued by  issuers in emerging  capital  markets.  The Fund's  target  duration  is that of the Lehman
Brothers U.S.  Aggregate  Bond Index.  As of June 30, 2006,  the duration of the
Index  was  approximately  4.8  years.  Depending  on  market  conditions,   the
subadvisors of the Fund may manage their allocated portions of the Fund's assets to  maintain a  duration  within 20% of the  Fund's  target  duration.  Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of 4.8 years is expected to decline by 4.8%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment  policy,  the Fund will notify  shareholders at least 60 days in advance of the change.

The Subadvisors

The Advisor, on behalf of the Fund, has entered into subadvisory agreements with subadvisors to manage  allocated  portions of the assets of the Fund.  Under the subadvisory  agreements,  each  subadvisor  is  responsible  for the  day-to-day portfolio  management of a distinct portion of the Fund's portfolio,  subject to the  Advisor's  oversight.  The  Fund's  subadvisors,  including  the  portfolio managers that are responsible for managing an allocated portion of the Fund, and the subadvisors' investment strategies, are:

BlackRock  Advisors,   Inc.,  a  wholly-owned  subsidiary  of  BlackRock,   Inc.
("BlackRock"),  is located at 100 Bellevue Parkway,  Wilmington,  Delaware 19808
and serves as a subadvisor to the Fund. BlackRock was founded in 1988 to provide global investment management, risk management, and advisory services.  BlackRock is an affiliate of The PNC Financial  Services  Group,  Inc., one of the largest diversified financial services companies in the United States. BlackRock,  Inc., the parent company of BlackRock, and Merrill Lynch & Co., Inc. ("Merrill Lynch")
recently  announced that they had reached an agreement pursuant to which Merrill

                                       29

Lynch  will  contribute  its  investment  management  business,   Merrill  Lynch
Investment Managers, to BlackRock, Inc.

Mr. Keith Anderson and Mr. Scott Amero are jointly and primarily responsible for the  day-to-day  management  of  BlackRock's  allocated  portion  of the  Fund's portfolio.  Mr. Anderson is Chief Investment  Officer and a Managing Director of
BlackRock and has been at the firm since 1998. Mr. Amero,  a Managing  Director, joined  BlackRock  in 1990.  Each  portfolio  manager  has  managed  BlackRock's allocated  portion of the Fund's  assets  since the  Fund's  inception.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by the portfolio  managers,  and the portfolio  managers'
ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to BlackRock.

Securities Selection

In managing  its  allocated  portion of the Fund,  BlackRock  employs a relative value strategy to determine the tradeoff between risk and return. Relative value assessment is applied to sector,  sub-sector,  and individual security selection decisions.  BlackRock's  philosophy emphasizes research and analysis of specific sectors and  securities,  along with the risks  associated with the fixed income markets  including  interest rate risk, yield curve risk, cash flow risk, credit risk,  and  liquidity  risk.  Securities  are  purchased  for the Fund  when the management team determines that they have the potential for above-average  total return.  BlackRock  uses its own  proprietary  research  and  models to  analyze
securities,   and  based  on  this  analysis,   the  Fund  will  typically  hold
approximately 350 to 450 different securities.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard, Pasadena, California 91101, serves as a subadvisor to the Fund. WAMCo was founded in 1971, and is a wholly-owned subsidiary of Legg Mason, Inc.

A team of portfolio managers,  sector specialists,  and investment professionals at WAMCo,  led by Chief  Investment  Officer  S.  Kenneth  Leech,  Deputy  Chief
Investment  Officer  Stephen A. Walsh,  and Portfolio  Managers Edward A. Moody,
Carl L. Eichstaedt,  and Mark Lindbloom manages WAMCo's allocated portion of the
Fund's assets. Mr. Leech and Mr. Walsh serve as co-team leaders  responsible for day-to-day strategic oversight of WAMCo's allocated portion of the Fund's assets and for supervising the day-to-day  operations of the various sector  specialist teams dedicated to the specific asset classes in which WAMCo's allocated portion of  the  Fund  invests.  Mr.  Moody,  Mr.  Eichstaedt,  and  Mr.  Lindbloom  are
responsible  for portfolio  structure,  including  sector  allocation,  duration weighting, and term structure decisions.

Messrs.  Leech,  Walsh,  Moody,  and  Eichstaedt  have each served as  portfolio managers for WAMCo for over 10 years.  Mr. Lindbloom joined WAMCo in 2006. Prior to 2006,  Mr.  Lindbloom  was a  managing  director  of Salomon  Brothers  Asset
Management  Inc. and a senior  portfolio  manager  responsible  for managing its mortgage  corporate  group  and  was  associated  with  Citigroup  Inc.  or  its predecessor  companies  since 1986.  The team of portfolio  managers has managed
WAMCo's  allocated  portion of the Fund's portfolio since its inception,  except for Mr.

                                       30

Lindbloom,  who has managed WAMCo's allocated portion of the Fund's assets since
February  2006.  The SAI provides  additional  information  about each portfolio manager's  compensation,  other accounts managed by each portfolio manager,  and each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to WAMCo.

Securities Selection

WAMCo manages its allocated  portion of the Fund's portfolio using a broad-based approach  to  fixed  income  management,  making  use of  both  traditional  and
innovative   investment  tools  and  techniques.   WAMCo  combines  a  long-term
perspective on interest rates, with active inter- and intra-sector trading.

WAMCo sets a target portfolio duration based on a 6 to 9 month inflation outlook and controls  duration  tightly  relative to the benchmark,  the Lehman Brothers
U.S.  Aggregate Bond Index.  WAMCo evaluates each sector and sub-sector based on
WAMCo's expectation of how the sectors and sub-sectors will behave given WAMCo's economic  projections.  WAMCo's credit research team seeks to identify companies with changing credit characteristics before this information is reflected in the market.  WAMCo also attempts to identify  securities that are undervalued due to special circumstances.

MGI High Yield Fixed Income Fund

Fund Facts

Investment Objective        Total return, consisting of both current income and
                            capital  appreciation

Investment Category         Fixed Income Fund

Investment Focus            Fixed income securities rated below investment grade

Benchmark                   Merrill Lynch High Yield Master II Index

Investment Objective

The investment  objective of the Fund is to provide total return,  consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment  objective of total return, the Fund invests  in  fixed  income  securities.  The  Fund  invests  primarily  in  U.S.
dollar-denominated,  below investment grade bonds, including corporate bonds and mortgage- and  asset-backed  securities,  among others.  The Fund is expected to hold a significant  portion of its assets in any  combination of  non-investment grade  bonds  (sometimes  called  high  yield or junk  bonds),  non-U.S.  dollar

                                       31

denominated bonds, and bonds issued by issuers in emerging capital markets.  The
Fund's target  duration is that of the Merrill Lynch High Yield Master II Index.
As of June 30,  2006,  the  duration of the Index was  approximately  5.1 years.
Depending on market conditions, the subadvisor of the Fund may manage the Fund's assets to maintain a duration within 20% of the Fund's target duration. Duration measures a fixed income  security's price sensitivity to interest rates (inverse relationship) by indicating the approximate  change in a fixed income security's price if  interest  rates  move up or down in 1%  increments.  For  example,  if interest  rates go up by 1%, the price change (due to interest rate movement) of a fund that has a duration of 5.1 years is expected to decline by 5.1%.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus  borrowings for investment  purposes,  if any) in fixed income  securities that are rated below  investment  grade.  If the Fund  changes  this  investment policy,  the Fund will  notify  shareholders  at least 60 days in advance of the change.

The Subadvisor

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York,  New York 10019
serves as the  subadvisor  to the MGI High Yield Fixed Income Fund.  MacKay is a
wholly-owned  subsidiary  of New  York  Life  Investment  Management  LLC and is
registered as an investment adviser under the Advisers Act.

Day-to-day management of the Fund is the responsibility of the MacKay High Yield
Active Core Investment  Team. Four portfolio  managers are jointly and primarily responsible for the day-to-day management of the Fund's assets: Dr. Dan Roberts,
Ph.D.,  Senior Managing  Director;  Lou Cohen, CFA, Managing  Director;  Michael
Kimble, CFA, Managing Director;  and Taylor Wagensell,  Managing Director.  Each
portfolio  manager has been with  MacKay  since  October of 2004,  at which time
MacKay acquired Pareto  Partners'  ("Pareto") high yield  investment team. Prior thereto,  each portfolio  manager had been an employee of Pareto since 2000. The
SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to MacKay.

Securities Selection

The MacKay  Shields'  High Yield Active Core  Investment  Team  consists of four portfolio  managers,  supported by two dedicated  senior credit analysts and two traders  who also  perform  credit  and  quantitative  analysis.  The  portfolio management team follows an investment process that utilizes a bottom-up security selection  strategy,  augmented by  macroeconomic  analysis.  The initial credit screen,  which consists of a multi-factor  progression of both  quantitative and qualitative  characteristics,  is the  most  important  filter,  and  identifies security candidates for further in-depth analysis. Securities also are subjected to a payoff  analysis,  seeking to  identify  those  bonds  within  the  capital structure  that have the most  attractive  profile and to  eliminate  bonds with inferior return prospects relative to the risk of loss. The portfolio management team

                                       32

also utilizes extensive proprietary fundamental credit analysis to determine the creditworthiness  of each company and  evaluates  each bond on a relative  value basis.

MGI US Short Maturity Fixed Income Fund

Fund Facts

Investment Objective        Safety of principal and a moderate level of income

Investment Category         Fixed Income Fund

Investment Focus            Fixed income securities of small U.S. issuers

Benchmark                   Lehman Brothers Government/Credit 1-3 Year
                            Bond(TM)Index

Investment Objective

The  investment  objective of the Fund is to provide  safety of principal  and a moderate level of income.

Principal Investment Strategies of the Fund

In seeking to achieve the Fund's investment objective, the Fund invests in fixed
income  securities  of  U.S.  issuers.   The  Fund  invests  primarily  in  U.S.
dollar-denominated,  investment grade bonds,  including  government  securities, corporate bonds,  and mortgage and asset backed  securities,  among others.  The
Fund's portfolio will typically have a duration of one to three years.  Duration measures the potential volatility of the price of a bond or a portfolio of bonds prior to  maturity.  Duration is the  magnitude of the change in price of a bond relative to a given change in the market interest rate. Generally,  the price of a bond with a shorter  duration  will be less  sensitive  to changes in interest rates than the price of a bond with a longer duration.

Under normal circumstances,  the Fund will invest at least 80% of its net assets
(plus borrowings for investment purposes,  if any) in fixed income securities of
U.S. issuers.  If the Fund changes this investment  policy, the Fund will notify shareholders at least 60 days in advance of the change.

The Subadvisor

Aberdeen  Asset  Management,  Inc.  ("AAMI"),  located  at 1735  Market  Street,
Philadelphia,  Pennsylvania 19103, serves as the subadvisor to the Fund. AAMI is a direct, wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen"),
and  was  incorporated  in  1993.  AAMI  provides   investment   management  and
administrative  services to U.S. and Canadian registered investment companies, a variety of private funds, as well as a diverse range of  institutional  clients.
As of June 30, 2006, AAMI managed approximately $26 billion in assets.  Aberdeen is a  United  Kingdom  corporation  that  is  the  parent  company  of an  asset management group managing  approximately  $132 billion of assets, as of June 30,
2006, for pension funds, financial institutions, investment trusts, unit trusts,
U.S. registered investment  companies,

                                       33

offshore funds, charities, and private clients. The individuals identified below as the Fund's portfolio managers have been managing U.S. tax-exempt assets since
1979.

AAMI  manages the Fund using a team  approach.  The  following  individuals  are jointly and primarily  responsible  for the day-to-day  management of the Fund's portfolio:

     Gary W.  Bartlett,  CFA. Mr.  Bartlett  has served as the Chief  Investment
     Officer of AAMI since 2005; prior thereto,  he was a Managing  Director and the Chief Investment  Officer of Deutsche  Investment  Management  Americas
     ("DIMA"), which he joined in 1992.

     Warren A.  Davis.  Mr.  Davis has been a Senior  Portfolio  Manager of AAMI since 2005;  prior thereto,  he was a Managing  Director of DIMA,  which he joined in 1995.

     Thomas J. Flaherty.  Mr.  Flaherty has been a Senior  Portfolio  Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1995.

     J. Christopher  Gagnier. Mr. Gagnier has been a Senior Portfolio Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1997.

     William T. Lissenden.  Mr.  Lissenden has been a Portfolio  Manager of AAMI since 2005;  prior thereto,  he was a Director of DIMA,  which he joined in
     2002.  From 2000 to 2002, Mr.  Lissenden was a fixed income  strategist and director of research at Conseco Capital Management.

     Daniel R. Taylor,  CFA. Mr. Taylor has been a Senior  Portfolio  Manager of
     AAMI since 2005; prior thereto,  he was a Managing  Director of DIMA, which he joined in 1998.

     Timothy C. Vile. Mr. Vile has been a Senior Portfolio Manager of AAMI since
     2005; prior thereto, he was a Managing Director of DIMA, which he joined in
     1991.

Each  portfolio  manager  has  managed  the Fund  since its  inception.  The SAI provides  additional  information about each portfolio  manager's  compensation, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to AAMI.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation following the Acquisition, other accounts managed by each portfolio manager,  and each portfolio  manager's ownership of the securities in the Fund, if any.

Securities Selection

AAMI  approaches  fixed  income  management  from a  bottom-up,  relative  value perspective,  seeking to  identify  bonds that are  priced  inefficiently.  AAMI believes that interest rate  forecasts are unreliable and strives to maintain an average  portfolio  duration that is equal to that of the benchmark,  the Lehman
Brothers Government/Credit 1-3 Year Bond Index. An intrinsic value is

                                       34

calculated  for each  bond,  based on  analysis  by AAMI of the  issue's  credit worthiness, cash flow, and liquidity.

The investment process is driven by security selection. AAMI analyzes the market to identify  bonds that are  considered  to be  undervalued.  AAMI  determines a target  price for each bond,  and  purchases  those  bonds  that,  in the firm's judgment,  are  undervalued  when compared  with the market  price.  If a bond's intrinsic  value is lower than the current market yield,  the bond is considered for purchase.  When a bond's market yield  approaches its intrinsic  value,  the bond is considered for sale.

Additional Risks

All investment  securities are subject to inherent market risks and fluctuations in value due to earnings,  economic, and political conditions and other factors.
These risks  could  adversely  affect the net asset value and total  return of a
Fund, the value of a Fund's  investments,  and your investment in a Fund. Please see "Principal  Risks" in the "Summary of the Funds" earlier in this  prospectus for a description of the principal risks of investing in the Funds.

The following are  descriptions  of the secondary risks of some of the Funds, as indicated  below.  Risks with an asterisk are further  described  in  "Principal
Risks":

Convertible         The domestic equity Funds,  the MGI Non-US Core Equity Fund,
Securities Risk     and the MGI Core Opportunistic  Fixed Income Fund may invest
                    in   convertible    securities   (preferred   stocks,   debt
                    instruments,  and other  securities  convertible into common stocks) that may offer higher  income than the common stocks into which the  convertible  securities  are  convertible or exchangeable.  While convertible  securities generally offer lower yields than non-convertible debt securities of similar quality,  the prices of  convertible  securities may reflect changes in the values of the  underlying  common stocks into which such debt securities are convertible or  exchangeable.
                    As a general rule,  convertible  securities entail less risk
                    than  an  issuer's   common  stock,   although   convertible
                    securities  usually have less potential for  appreciation in value than common stock.

Counterparty Risk   The risk that the  issuer  or  guarantor  of a fixed  income security,  the counterparty to a derivatives  contract, or a borrower of a Fund's  securities will be unwilling or unable to make timely principal,  interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk    The Funds may engage in a variety of transactions  involving derivatives,  such as futures,  options,  warrants, and swap contracts.  Derivatives are financial instruments, the value of which  depends  upon,  or is derived  from,  the

                                       35

                    value  of  something  else,  such as one or more  underlying investments, pools of investments, indexes, or currencies. A
                    subadvisor  may  use   derivatives   both  for  hedging  and
                    non-hedging  purposes,  although it is anticipated  that the use of  derivatives  within  the  Funds  will  generally  be limited to maintaining  exposure to certain market  segments
                    or  asset  classes,   or  facilitating   certain   portfolio
                    transactions.  Investments  in  derivatives  may be  applied toward meeting a requirement to invest in a particular  kind
                    of   investment   if   the    derivatives    have   economic
                    characteristics similar to that investment.

                    Derivatives  involve special risks and may result in losses.
                    The successful use of derivatives  depends on the ability of a subadvisor to manage these sophisticated instruments.  The prices of derivatives may move in unexpected ways due to the use of  leverage  or other  factors,  especially  in unusual market conditions,  and may result in increased  volatility.
                    For further information about the risks of derivatives,  see the SAI.

Emerging Markets    The MGI  Non-US  Core  Equity  Fund may  invest in  emerging
Investments Risk*    markets   securities.   The  prices  of   emerging   markets
                    securities  may be more  volatile  than the  prices of other foreign investments, and investments in these securities may present a greater risk of loss.

Foreign             The  domestic  equity  Funds  may  invest in  securities  of
Investments Risk*   non-U.S.  issuers  and in  Depositary  Receipts  of non-U.S.
                    companies.   Investing  in  foreign  securities,   including
                    Depositary  Receipts,  typically  involves  more  risks than investing in U.S.  securities.  These risks can increase the
                    potential   for  losses  in  the  Funds  and  affect   their
                    respective  share  prices.  Generally,  securities  of  many foreign issuers may be less liquid,  and their prices may be more  volatile,  than  the  securities  of  comparable  U.S.
                    issuers.

High Yield          Securities  rated  "BB" or  below by S&P or "Ba" or below by
Securities Risk*    Moody's  are  known  as  "high  yield"  securities  and  are commonly  referred  to as  "junk  bonds".  These  securities involve greater risk of loss due to credit deterioration and are less  liquid,  especially  during  periods  of  economic uncertainty or change,  than higher quality debt securities.
                    Lower-rated  debt  securities  generally  have a higher risk that the issuer of the  security  may  default  and not make required payments of interest or principal.

Mortgage-Backed     The fixed  income  Funds may invest in  mortgage-backed  and
and Asset-Backed    asset-backed  securities.   Mortgage-backed  securities  are
Securities Risk     securities  representing  interests  in  pools  of  mortgage

                                       36

                    loans.  These  securities  generally  provide  holders  with payments  consisting  of both  interest and principal as the mortgages  in the  underlying  mortgage  pools are paid off.
                    When  interest  rates  fall,   borrowers  may  refinance  or
                    otherwise repay  principal on their  mortgages  earlier than
                    scheduled.    When   this   happens,    certain   types   of
                    mortgage-backed  securities  will be paid off  more  quickly than  originally  anticipated,  and a Fund may be  forced to reinvest in obligations  with lower yields than the original obligations.  Asset-backed  securities  are  securities  for which the payments of interest  and/or  principal are backed
                    by  loans,  leases,  and  other  receivables.   Asset-backed
                    securities are subject to many of the same types of risks as
                    mortgage-backed   securities.   In   addition,   issuers  of
                    asset-backed  securities may have limited ability to enforce the security interest in the underlying  assets,  and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Securities Lending  The Funds may lend their  portfolio  securities.  Securities will be loaned  pursuant to  agreements  requiring  that the
                    loans  be  continuously   secured  by  collateral  in  cash,
                    short-term debt obligations, government obligations, or bank guarantees  at least  equal to the  values of the  portfolio securities  subject to the loans. The Funds bear the risk of
                    loss  in  connection   with  the   investment  of  any  cash
                    collateral received from the borrowers of their securities.

Small and Medium    The MGI US Large Cap Growth Equity Fund and the MGI US Large
Capitalization      Cap Value Equity Fund may invest in  securities of small and
Stock Risk*         medium  capitalization  companies.  These  securities may be subject to more abrupt or erratic  movements than securities of larger companies, may have limited marketability, and may be less liquid than securities with larger capitalizations.

Value Stock Risk*   The MGI Non-US Core Equity Fund may invest in value  stocks.
                    A  particular  value  stock may not  increase  in price,  as anticipated by the subadvisor. Also, cyclical stocks tend to increase in value more quickly during economic  upturns than non-cyclical  stocks,  but cyclical stocks also tend to lose value more quickly in economic downturns.

Cash and Short-Term Investments

Although each Fund generally expects to be fully invested in accordance with its investment  strategies as described in this prospectus,  the Funds may also hold cash and short-term  instruments for temporary or defensive purposes,  including in  anticipation  of  redemptions  or prior to  investment of deposits and other proceeds in accordance with the Funds' investment

                                       37

objectives and policies.  The types of short-term instruments in which the Funds
may  invest  for  such  temporary  purposes  include   short-term   fixed-income
securities  (such as securities  issued or guaranteed by the U.S.  government or its  agencies or  instrumentalities),  money  market  mutual  funds,  repurchase agreements,  certificates of deposit,  time deposits and bankers' acceptances of certain qualified financial institutions, corporate commercial paper, and master demand notes.

When a Fund takes  temporary  defensive  positions by increasing its holdings in cash,  money market  instruments,  or  repurchase  agreements,  the Fund may not participate  in market  advances  or  declines  to the same extent that the Fund would if it remained more fully invested in portfolio  securities.  In addition, the Fund might not achieve its investment objective.

The Funds also may invest in futures  contracts  and pools of futures  contracts that are  intended to provide a Fund with  exposure to certain  markets or asset classes.  From time to time,  the  Funds  also may hold  short-term  instruments denominated in currencies other than the U.S. dollar.

Additional Information

Commodity Pool Operator  Exemption.  The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act (the "CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Selective Disclosure of Portfolio Holdings

The Funds have adopted policies and procedures with respect to the disclosure of their  portfolio  securities.  A description of these policies and procedures is available in the SAI.

Who Manages the Funds

Investment Advisor and the Subadvisors

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan Companies, Inc. The Advisor is registered as an investment advisor with the U.S.  Securities  and Exchange  Commission  (the  "SEC").  The Advisor is an
affiliate of Mercer  Investment  Consulting,  Inc.  ("Mercer IC"), an investment
consultant  with  more  than  30  years'  experience   reviewing,   rating,  and
recommending investment managers for institutional clients.

The Advisor has overall  supervisory  responsibility  for the general management and investment of each Fund's securities  portfolio,  and, subject to review and approval  by the Board of  Trustees  of the Trust  (the  "Board"):  (i) sets the
Funds' overall investment  strategies;  (ii) evaluates,  selects, and recommends subadvisors to manage all or part of the Funds' assets;  (iii) when appropriate, allocates and reallocates the Funds' assets among subadvisors; (iv) monitors and evaluates the performance of subadvisors,  including the subadvisors' compliance with the investment objectives, policies, and restrictions of the Funds; and (v)
implements  procedures  to ensure  that the  subadvisors  comply with the Funds'
investment objectives, policies, and restrictions.

                                       38

When identifying  possible  subadvisors,  the Advisor typically (but not always)
begins  with a universe  of  investment  managers  rated  highly by the  Manager
Research Group of Mercer IC (the "Mercer Research  Group").  The Group evaluates each investment  manager based upon both  quantitative and qualitative  factors, including:  an assessment of the strength of the overall  investment  management organization; the people involved in the investment process; the appropriateness of the investment product and its composites;  and an analysis of the investment
manager's  investment   philosophy  and  process,   risk-adjusted   performance,
consistency of performance,  and the style purity of the product.  The Advisor's portfolio  management  team  reviews  each  manager  that is highly rated by the
Mercer Research Group, and creates a short list for further analysis. Short-list candidates are  scrutinized to evaluate  performance  and risk  characteristics, performance in up and down markets,  investment styles,  and  characteristics of the securities held in the portfolio.  The Advisor's  portfolio  management team then conducts off-site and on-site due diligence visits to meet the subadvisors'
portfolio management teams. The list of candidates is further narrowed, and each potential  subadvisor,  in combination  with the existing  subadvisor(s)  of the portfolio,  is analyzed using proprietary tools. The most compatible  subadvisor candidates are then put through an on-site  compliance  review  conducted by the
Advisor's  compliance  staff.  Results are shared with the  Advisor's  portfolio management team, after which the final selection of the subadvisor is made.

The Advisor also  considers the Mercer  Research  Group's  ratings of investment managers  when  contemplating  the  termination  of a  subadvisor.  Although the recommendations of the Mercer Research Group are given substantial weight in the decision-making  process,  the Advisor's portfolio  management team performs its own analysis of potential and existing subadvisors and is ultimately responsible for selecting or  terminating a  subadvisor.  Therefore,  there is a possibility that the Advisor's  decision with respect to a particular  subadvisor may differ from recommendations made by the Mercer Research Group.

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average  performance over time. Ravi  Venkataraman,  CFA, and
Christopher  Ray,  CFA, are  responsible  for  establishing  the Funds'  overall investment strategies and evaluating and monitoring the subadvisors managing the
Funds. Mr.  Venkataraman,  the Chief Investment Officer of the Advisor, has over sixteen years of consulting and  investment  advisory  experience.  Prior to his current role, Mr. Venkataraman led the investment consulting practice for Mercer
IC in the northeast region of the United States and assisted some of Mercer IC's largest institutional clients in building multi-manager portfolios. As the Chief
Investment  Officer  of  the  Advisor,  Mr.  Venkataraman  leads  the  portfolio management  team  and  chairs  the  Investment  Committee,  which  develops  the philosophy  and  establishes  investment  policies for the business.  Mr. Ray, a
Senior Portfolio  Manager of the Advisor,  has over nineteen years of investment management  experience.  He has  previously  served as a senior vice  president, consultant  relations  manager,  and  fixed  income  portfolio  manager  with  a diversified mutual fund company.

The Funds pay the Advisor  fees for  managing  the Funds'  investments  that are calculated as a percentage of the Funds' assets under management.  The following represents the total advisory fees payable by the Funds:

                                       39

Funds                                             Investment Advisory Fee*
                                           Assets up to     Assets in excess of
                                           $750 million         $750 million

MGI US Large Cap Growth Equity Fund            0.55%               0.53%
MGI US Large Cap Value Equity Fund             0.53%               0.51%
MGI US Small/Mid Cap Growth Equity Fund        0.90%               0.90%
MGI US Small/Mid Cap Value Equity Fund         0.90%               0.90%
MGI Non-US Core Equity Fund                    0.75%               0.73%
MGI Core Opportunistic Fixed Income Fund       0.35%               0.33%
MGI High Yield Fixed Income Fund               0.60%               0.58%
MGI US Short Maturity Fixed Income Fund        0.25%               0.23%

*    Consists of the total advisory fee payable by the Funds to the Advisor. The
     Advisor is responsible for paying the subadvisory fees.

The Trust,  with  respect to each Fund,  and the  Advisor  have  entered  into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement  agreement")  pursuant  to which the Advisor has agreed to waive a portion of its fees and/or to reimburse  expenses to the extent that each Fund's expenses  otherwise would exceed the "Net Expenses" rates for the Class S shares of the Fund, as shown in the Annual Fund Operating  Expenses table  contained in the  "Summary  of the  Funds"  in  this  prospectus.  Pursuant  to  the  expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such  reimbursement  of the Advisor by each Fund will not cause the Fund to exceed any  applicable  expense  limitation  that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect through March 31, 2007, and will continue in effect from year to year  thereafter  unless  terminated by the Trust or the Advisor.

The  Advisor  has  entered  into   subadvisory   agreements  (the   "Subadvisory
Agreements")  with  the  subadvisors  pursuant  to  which  the  subadvisors  are compensated out of the investment  advisory fees that the Advisor  receives from the Funds.  The current  subadvisors  to the Funds are  identified in "Principal
Investment Strategies and Related Risks" earlier in this prospectus.

A  discussion  regarding  the basis for the Board's  approval of the  investment management agreement with the Advisor and each Subadvisory Agreement (other than the  Sub-Advisory  Agreements with MacKay,  AQR, NWQ,  Lazard,  and Alliance) is available in the Funds'  semi-annual report to shareholders for the period ended
September 30, 2005. A discussion regarding the basis for the Board's approval of the Subadvisory  Agreements with MacKay,  AQR, NWQ, Lazard, and Alliance will be available in the Fund's  semi-annual report to shareholders for the period ended
September 30, 2006.

The Trust and the Advisor  have  obtained  an  exemptive  order (the  "Exemptive
Order") from the SEC that permits the Trust and the Advisor,  subject to certain conditions and approval by the Board, to hire and retain  subadvisors and modify subadvisory  arrangements  without  shareholder  approval.  Under the  Exemptive
Order,  the  Advisor  may act as a manager  of  managers  for all or some of the
Funds, and the Advisor supervises the provision of portfolio management services to those Funds by the subadvisors.  The Exemptive Order allows the Advisor:  (i)
to continue the

                                       40

employment of an existing  subadvisor after events that would otherwise cause an automatic termination of a subadvisory  agreement with the subadvisor;  and (ii)
to  reallocate  assets  among  existing  or new  subadvisors.  Within 90 days of retaining new subadvisors,  the affected Fund(s) will notify shareholders of the changes.  The Advisor has ultimate  responsibility  (subject to oversight by the
Board) to oversee the subadvisors and recommend their hiring,  termination,  and replacement. The Exemptive Order also relieves the Funds from disclosing certain fees paid to  non-affiliated  subadvisors  in  documents  filed with the SEC and provided to shareholders.

The SEC has proposed a rule (the "Manager of Managers  Rule") under the 1940 Act that would permit investment companies, such as the Trust, to utilize manager of managers  structures  without exemptive relief. The proposed Manager of Managers
Rule contains  provisions  that are similar to the  conditions  contained in the
Exemptive  Order.  If the  Manager of Managers  Rule is adopted by the SEC,  the
Trust will operate in accordance with the Rule, rather than the Exemptive Order.

Administrative Services

Investors Bank & Trust Company (the  "Administrator"),  located at 200 Clarendon
Street, Boston, Massachusetts,  is the administrator of the Funds. The Funds pay the  Administrator  at the following annual contract rates of the Funds' average daily net assets for external  administrative  services:  Fund assets up to $300 million,  0.055 of 1%, and Fund assets in excess of $300  million,  0.050 of 1%.
These  external  administrative  services  include  fund  accounting,  daily and ongoing maintenance of certain Fund records, calculation of the Funds' net asset values (the "NAVs"), and preparation of shareholder reports.

The Advisor  provides certain  internal  administrative  services to the Class S shares  of the  Funds,  for  which the  Advisor  receives  a fee of 0.15% of the average  daily net  assets of the Class S shares of the  Funds.  These  internal
administrative   services  include  attending  to  shareholder   correspondence,
requests and inquiries,  and other  communications with shareholders;  assisting with exchanges and with the  processing of purchases and  redemptions of shares;
preparing  and  disseminating  information  and  documents for use by beneficial shareholders;  and  monitoring and overseeing  non-advisory  relationships  with entities providing services to the Class S shares, including the transfer agent.
From time to time,  payments  may be made to  affiliates  of the  Advisor by the
Funds or the Advisor, out of the Advisor's own resources,  for services provided by those affiliates.

Pricing of Fund Shares

The price of each Fund's  shares is based on its NAV.  The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its  outstanding  shares.  Shares  are only  valued as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  each day the
Exchange is open. The Exchange  normally is not open, and the Funds do not price their shares, on most national holidays and on Good Friday.

Each Fund  values  its  investments  for which  market  quotations  are  readily available at market value.  Each Fund values  short-term  investments  that will mature within 60 days at amortized

                                       41

cost, which  approximates  market value.  Each Fund values all other investments and assets at their fair value.

The Funds translate prices for their  investments  quoted in foreign  currencies into U.S. dollars at current  exchange rates. As a result,  changes in the value of those  currencies  in  relation  to the U.S.  dollar may affect a Fund's NAV.
Because foreign  markets may be open at different  times than the Exchange,  the value of a Fund's  shares may change on days when  shareholders  are not able to buy or sell them. If events materially  affecting the values of a Fund's foreign investments  (in the opinion of the Advisor and the  subadvisors)  occur between the close of foreign  markets and the close of regular  trading on the Exchange, or if  reported  prices are  believed by the  Advisor or the  subadvisors  to be unreliable,  these investments will be valued at their fair value. The Funds may rely on third-party  pricing vendors to monitor for events materially  affecting the values of the Funds' foreign investments during the period between the close of foreign markets and the close of regular  trading on the Exchange.  If events occur that materially affect the values of the Funds' foreign  investments,  the third-party pricing vendors will provide revised values to the Funds.

If market  quotations  are not  readily  available  for a Fund's  investment  in
domestic  securities,   such  as  restricted  securities,   private  placements,
securities for which trading has been halted (as a result of a significant event such as a merger, bankruptcy, or other significant issuer-specific development), or other illiquid  securities,  these  investments  will be valued at their fair value.  While  fair  value  pricing  may be more  commonly  used with the Funds'
foreign  investments,  fair  value  pricing  also  may  be  used  with  domestic securities, where appropriate.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using  closing  market  prices.
Also, due to the subjective  nature of fair value pricing,  a Fund's value for a particular security may be different from the last quoted market price.

Class S Shares

This prospectus offers you Class S shares of the Funds. Class S shares generally are available only to persons  making a minimum  $10,000  investment,  including retail  investors and retirement and other  institutional  investors that do not meet the  minimum  investment  requirements  for  investing  in the three  other classes of shares of the Funds  (Class  Y-1,  Class Y-2,  or Class Y-3  shares).
Class S shares do not assess an initial or contingent  deferred sales charge. As discussed below, Class S shares are subject to a 12b-1 fee of 0.25%. In the case of Class S shares,  shareholder  servicing  is  performed  by Mercer  and/or its affiliates,  and the Class S shares pay an internal administrative fee for these services.  The  class of  shares  that is best for you  depends  on a number  of factors,  such as  whether  you are a  retirement  plan or  non-retirement  plan investor,  the amount you intend to invest,  and the level of services  that you desire. Please consult the Advisor, your plan administrator or recordkeeper,  or your financial advisor,  to confirm that Class S shares are most appropriate for you.

                                       42

Marketing and Shareholder Services (12b-1) Plan

The Funds have adopted a plan of marketing and shareholder  services,  or "12b-1 plan," to finance the provision of certain  marketing  services and  shareholder services  to  owners  of Class S shares  of the  Funds.  The plan  provides  for payments  at annual  rates  (based on average net assets) of up to 0.25% of each
Fund's  Class  S  shares.   These  fees  are  used  to  pay  fees  to  financial
intermediaries,  such as qualified  dealers and  retirement  recordkeepers,  for providing  certain  marketing and shareholder  services.  Because these fees are paid out of the  Funds'  assets or income on an ongoing  basis,  over time these fees will  increase  the cost of your  investment  (reducing  the return of your investment) and may cost you more than paying other types of sales charges.  For investors in defined  contribution  plans administered by Mercer HR Services LLC
("Mercer  Services"),  an affiliate of the Advisor that provides  administrative services to retirement plans,  these fees may be paid to Mercer Services.  Also, these fees may be paid to the Advisor,  or to Mercer  Securities,  a division of
MMC  Securities  Corp.,  an affiliate of the Advisor,  in connection  with their providing marketing services for the Class S shares of the Funds.

Purchasing Class S Shares

The Funds sell their  Class S shares at the  offering  price,  which is the NAV.
Class S shares may not be  available  through  certain  financial  advisors  and retirement plan administrators or recordkeepers.

Class S shares may be purchased  through your  financial  advisor or directly by contacting PFPC Inc., the Funds' transfer agent (the "transfer agent"),  located at PO Box  9811,  Providence,  Rhode  Island  02940-8011.  If you are a  defined contribution  retirement plan, Class S shares also may be purchased through your retirement plan  administrator  or  recordkeeper.  Your financial  advisor,  the
Funds' transfer agent or your retirement plan administrator or recordkeeper,  as applicable,  generally must receive your completed buy order before the close of regular  trading  on the  Exchange  for your  shares to be bought at that  day's offering  price.  Your financial  advisor or retirement  plan  administrator  or recordkeeper,  as applicable,  will be responsible  for furnishing all necessary documents to the Funds' transfer  agent,  and may charge you for these services.
If you wish to purchase Class S shares directly from the Funds, you may complete an order form and write a check for the  amount of Class S shares  that you wish to buy, payable to the Trust.  Return the completed form and check to the Funds'
transfer agent.

A Fund may accept orders to purchase Fund shares in-kind with securities, rather than with  cash,  when  consistent  with the  Fund's  investment  objective  and policies.  Acceptance of such  purchases  will be at the  Advisor's  discretion.
Contact the Advisor for further information.

The Funds may  periodically  close to new  purchases  of  shares.  The Funds may refuse any order to buy shares if the Funds and the Advisor determine that doing so would be in the best interests of the Funds and their shareholders.

Customer Identification

Mutual  funds must  obtain  and verify  information  that  identifies  investors opening new accounts.  If a Fund is unable to collect the required  information, the Fund or its agents may not be able to

                                       43

open a Fund  account.  Investors  must provide their full name,  residential  or business  address,  social security or tax  identification  number,  and date of birth (as applicable).  Entities,  such as trusts,  estates,  corporations,  and partnerships,  must also provide  other  identifying  information.  The Funds or their  agents  may share  identifying  information  with third  parties  for the purpose of  verification.  If a Fund or its  agents  cannot  verify  identifying information  after opening an account,  the Fund reserves the right to close the account.

Selling Class S Shares

You can sell your Class S shares  back to the Funds on any day the  Exchange  is open,  through  the  Advisor,  your plan  administrator  or  recordkeeper,  your financial advisor or directly to the Funds,  depending upon through whom and how you own your Class S shares.  Payment for redemption may be delayed until a Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Selling Class S Shares through Your Financial Advisor

Your  financial  advisor  must  receive  your  request to sell Class S shares in proper  form  before the close of regular  trading  on the  Exchange  for you to receive  that  day's  NAV.  Your  financial  advisor  will  be  responsible  for furnishing  all  necessary  documents to the Funds'  transfer  agent on a timely basis and may charge you for his or her services.

Selling Class S Shares Directly to the Funds

The Funds'  transfer  agent must  receive your request to sell Class S shares in proper  form  before the close of regular  trading on the  Exchange  in order to receive that day's NAV.

By mail. Send a letter of instruction  signed by all registered  owners or their legal representatives to the Funds' transfer agent.

By  telephone.  You may use the Funds'  transfer  agent's  telephone  redemption privilege to redeem Class S shares valued at less than $100,000  unless you have notified the Funds'  transfer agent of an address change within the preceding 15 days, in which case other requirements may apply.  Unless you indicate otherwise on the account  application,  the Funds'  transfer  agent will be  authorized to accept redemption instructions received by telephone.

The telephone redemption privilege may be modified or terminated without notice.

Additional Requirements

In certain  situations,  for example, if you sell Class S shares with a value of
$100,000  or more,  the  signatures  of all  registered  owners  or their  legal representatives  must be guaranteed by a bank,  broker-dealer,  or certain other financial institutions.  In addition, the Funds' transfer agent usually requires additional  documents  for  the  sale  of  Class  S  shares  by  a  corporation,
partnership,   agent  or  fiduciary,  or  a  surviving  joint  owner.  For  more information  concerning  the  relevant  signature  guarantee  and  documentation requirements, contact the Funds' transfer agent.

                                       44

Payments by the Funds

Each Fund  generally  sends you payment for your Class S shares the business day after your  request is  received.  Under  unusual  circumstances,  the Funds may suspend redemptions,  or postpone payment for more than seven days, as permitted by federal securities law.

Redemptions by the Funds

Each Fund  reserves the right to pay  redemptions  "in-kind"  (i.e.,  payment in securities  rather  than  cash) if the value of the Class S shares  that you are redeeming  is large enough to affect a Fund's  operations  (for  example,  if it represents  more than $250,000 or 1% of a Fund's  assets).  In these cases,  you might incur brokerage costs converting the securities to cash.

The Funds also reserve the right to close any account if the account value falls below  the  Funds'  minimum  account  level or if you are  deemed  to  engage in activities  that are illegal (such as late trading) or otherwise  believed to be detrimental to the Funds (such as market timing) to the fullest extent permitted by law. The 2.00%  short-term  trading fee will apply to  redemptions  of shares that have been held less than 30 days, including  redemptions  described in this section.

Exchanging Class S Shares

If you want to switch your  investment  from one Fund to another  Fund,  you can exchange  your Class S shares of the Fund for the Class S shares of another Fund at NAV. If you hold your Class S shares through a financial advisor, contact the financial  advisor  regarding the details of how to exchange your shares. If you
hold  your  Class  S  shares  through  a  retirement  plan,   contact  the  plan
administrator or recordkeeper for details of how to exchange your shares. If you hold your Class S shares  directly with the Funds,  contact the Funds'  transfer agent,  and  complete  and  return  an  Exchange  Authorization  Form,  which is available from the transfer agent. A telephone  exchange  privilege is currently available for amounts up to $500,000.  Ask the Advisor,  your financial advisor, your plan  administrator  or  recordkeeper,  or the Funds'  transfer agent for a prospectus of the Funds.

Some Funds may not be available in all states.

The exchange privilege is not intended as a vehicle for short-term  trading.  As described  above,  excessive  exchange  activity may  interfere  with  portfolio management  and have an adverse  effect on all  shareholders.  In order to limit excessive  exchange  activity and otherwise to promote the best interests of the
Funds,  each Fund will  impose a  short-term  trading  fee of 2.00% of the total exchange amount  (calculated at market value) on exchanges of shares held for 30 days or less. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees.

The Funds also reserve the right to revise or terminate the exchange  privilege, limit the amount or number of exchanges,  or reject any exchange.  The Fund into which you would like to exchange  also may reject your  exchange.  These actions may apply to all shareholders or only to those  shareholders whose exchanges the
Funds or the Advisor determines are likely to have a

                                       45

negative effect on the Fund or the other Funds.  Consult the Funds, the Advisor, or your plan administrator or recordkeeper before requesting an exchange.

Frequent Trading of Fund Shares

The  Funds,  the  Advisor,  and  MGI  Funds  Distributors,   Inc.,  the  Trust's
distributor (the "Distributor"),  reserve the right to reject any purchase order for any  shares  of any class of the  Funds  for any  reason.  The Funds are not designed to serve as vehicles  for  frequent  trading in response to  short-term fluctuations in the securities markets. Accordingly,  purchases, including those that  are part of  exchange  activity,  that  the  Funds,  the  Advisor,  or the
Distributor  has determined  could involve actual or potential harm to the Funds may be  rejected.  Frequent  trading  of  Fund  shares  may  lead  to  increased transaction  costs  to the  Funds,  less  efficient  management  of  the  Funds'
portfolios (by disrupting portfolio investment strategies), and taxable gains to the  remaining  shareholders,  resulting  in dilution of the value of the shares held by long-term shareholders. The MGI Non-U.S. Core Equity Fund may be subject to the risk of one form of frequent  trading called time-zone  arbitrage,  where shareholders of the Fund seek to take advantage of time-zone differences between the close of foreign markets in which the Fund's securities trade, and the close of U.S. markets. Arbitrage opportunities may also occur in Funds that hold small capitalization securities (such as the MGI U.S. Small/Mid Cap Growth Equity Fund and MGI U.S.  Small/Mid  Cap  Value  Equity  Fund) or in Funds  that  invest  in thinly-traded  securities (such as high yield  securities,  which may be held by the MGI Core Opportunistic Fixed Income Fund and the MGI High Yield Fixed Income
Fund).

Because the Funds are designed for long-term shareholders, the Board has adopted the following  policies and  procedures  that are designed to restrict  frequent purchases  and  redemptions  of the  Funds'  shares.  Each  Fund  will  impose a short-term  trading fee of 2.00% of the total redemption  amount  (calculated at market value) if you sell or exchange your shares after holding them for 30 days or less.  The  short-term  trading  fee is paid  directly  to the  Funds  and is designed  to offset  brokerage  commissions,  market  impact,  and  other  costs associated with short-term trading. The short-term trading fee will not apply in the following  circumstances:  redemptions  to pay  distributions  or loans from certain defined contribution plans; redemptions for loan repayment;  redemptions from certain omnibus accounts;  redemptions in the event of shareholder death or post-purchase  disability;  redemptions made as part of a systematic  withdrawal plan;  transactions in defined  contribution  plans for which Mercer Services is not the administrator; redemptions by the MGI Collective Trust; and transactions for a discretionary  investment management client of the Advisor when the client has provided the Advisor with  advance  notice of a planned  redemption  and the
Advisor  retains  discretion  to effect the  redemption on behalf of the client.
Furthermore,  exchanges by plan participants in defined  contribution  plans for which Mercer  Services is the  administrator  will be subject to the  short-term trading fee only with respect to shares that were purchased by exchange  (rather than by  contribution).  For  purposes of  determining  whether  the  short-term trading fee  applies,  the shares  that were held the  longest  will be redeemed first. Administrators, trustees, or sponsors of retirement plans also may impose short-term trading fees. Please see the SAI for details.

In addition to the  short-term  trading fee, the Board has adopted the following additional  policies and procedures.  Any shareholder  that is confirmed to have initiated four or more round trips (via exchanges or redemptions),  all equal to or  greater  than  $10,000  in value  within a 180-day  period,

                                       46

will receive a warning. If subsequent activity of two or more round trips occurs within 180 days, the shareholder's  exchange privilege will be revoked,  and the shareholder  will not be permitted to purchase  additional  shares of the Funds.
These  policies  do not apply to the MGI  Collective  Trust or to  discretionary investment management clients of the Advisor where the Advisor has discretion to effect the trade.

There is no assurance that these  policies and  procedures  will be effective in limiting  frequent  trading in all accounts.  For example,  the Funds may not be able to effectively monitor, detect, or limit short-term or excessive trading by underlying  shareholders  that occurs  through  omnibus  accounts  maintained by broker-dealers or other financial intermediaries.

As discussed in "Redemptions by the Funds" earlier in this prospectus, the Funds reserve the right to refuse future purchases or exchanges of shares of the Funds if you are deemed to be engaging in illegal activities (such as late trading) or otherwise detrimental to the Funds (such as market timing).

Fund Distributions and Taxes

Dividends and Distributions

Distributions.  Each Fund has  elected to be treated as a  regulated  investment company  under  Subchapter  M of the  Internal  Revenue  Code.  As such,  a Fund generally  pays  no  federal  income  tax on  the  income  and  gains  the  Fund distributes to you.  Income  dividends are normally  declared and paid once each year in December.  Capital gains, if any, are distributed at least annually. The amount of any  distributions  will vary,  and there is no guarantee  that a Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. If you are a retail  shareholder  of the Class S shares of a Fund, or an  institutional investor other than a retirement  plan,  you will receive  income  dividends and capital gains distributions in additional Class S shares of the Fund, unless you notify your  investment  professional  or the Fund in writing  that you elect to receive them in cash. Distribution options may be changed by retail shareholders and  institutional  shareholders  (other than  retirement  plans) at any time by requesting a change in writing.  All  dividends  and capital gain  distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

All  dividends  and  capital  gain   distributions   paid  to  retirement   plan
shareholders will be automatically  reinvested.  Dividends and distributions are reinvested  on the  reinvestment  date at the net asset value  determined at the close of business on that date.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in December  but paid in January  are taxable as if the  distributions were paid in December.  A Fund may  reclassify  income after your tax  reporting statement  is mailed to you.  Prior to issuing  your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms

                                       47

mailed  to  shareholders.  However,  when  necessary,  a Fund  will  send  you a corrected Form 1099-DIV to reflect reclassified income information.

Avoiding  "Buying A Dividend."  If you are a taxable  investor and invest in the
Class  S  shares  of a  Fund  shortly  before  the  record  date  of  a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution  and,  in  effect,  you will  receive  some of your investment back in the form of a taxable distribution.

Taxes

Tax  Considerations.  Dividends  and capital gains  distributed  by the Funds to tax-deferred  retirement plan accounts are not taxable  currently.  If you are a taxable investor, distributions by a Fund are taxable to you generally as either ordinary  income or  capital  gains.  This is true  whether  you  reinvest  your distributions in additional Fund shares or receive them in cash.

For  federal  income  tax  purposes,  if  you  are  a  taxable  investor,   Fund
distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends paid by certain of the Funds may be qualified dividend income eligible for  taxation by  individual  shareholders  at  long-term  capital  gains rates, provided certain holding period requirements are met.

Redemptions and Exchanges.  When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes,  an exchange of your Class S shares of one  Fund  for  Class  S  shares  of a  different  Fund  is the  same as a sale.
Generally,  exchanges  within a  tax-deferred  retirement  plan account will not result in a capital  gain or loss for  federal  or state  income  tax  purposes.
Distributions  taken from a retirement  plan  account,  however,  generally  are taxable as ordinary income.

Back-Up  Withholding.  By law,  if you do not  provide a Fund  with your  proper taxpayer identification number and certain required  certifications,  you may be subject to back-up withholding on any distributions of income,  capital gains or proceeds  from the sale of your  shares.  A Fund also must  withhold  if the IRS instructs the Fund to do so. When  withholding  is required,  the amount will be
28% of any distributions or proceeds paid.

Other. If you are a taxable investor, Fund distributions and gains from the sale of your Fund shares  generally are subject to state and local taxes. Any foreign taxes  that a Fund pays on its  investments  may be passed  through  to you as a foreign tax credit.  Non-U.S.  investors may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  is not  intended  to be  used  as  tax  advice.  Because  each investor's  tax situation is unique,  you should  consult your tax  professional about  federal,  state,  local or  foreign  tax  consequences  before  making an investment in a Fund.

                                       48

Financial Highlights

The Financial  Highlights  table is meant to help you  understand  the financial performance  of each Fund (other  than the MGI High Yield Fixed  Income Fund and the MGI Non-US Core Equity Fund, which had not commenced  investment  operations as of March 31, 2006) since the Fund's inception.  Certain information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent  the rate that you would have earned (or lost) on an  investment  in a
Fund (other  than the MGI High Yield  Fixed  Income Fund and the MGI Non-US Core
Equity Fund),  assuming  reinvestment of all dividends and  distributions.  This information has been audited by Deloitte & Touche LLP, an Independent Registered
Public  Accounting  Firm,  whose  report,   along  with  each  Fund's  financial
statements,  are included in the Trust's annual report, which is incorporated by reference and available upon request.

Class S shares of the Funds had not commenced  operations as of the date of this prospectus,  and  financial  highlights  are not yet  available  for the Class S shares.  Financial  highlights for the Class Y-3 shares of each Fund (other than the MGI High Yield Fixed  Income  Fund and the MGI Non-US Core Equity  Fund) are
shown to  provide  investors  with  financial  information  about the Fund.  The returns of the Class S shares would have been  substantially  similar;  however, the Class S shares are  subject  to a 12b-1 fee,  while the Class Y-3 shares are not.  Had the Class S shares of the Funds  been  operational  during  the period shown, the dividend distributions (if any) and investment performance would have been lower.

                                       49

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment income+                                               0.02
Net realized and unrealized gain on investments                      0.62
                                                                  -------

Total income from investment operations                              0.64
                                                                  -------

Less dividends and distributions:
  From net investment income                                        (0.01)
  From net realized gain on investments                             (0.05)
                                                                  -------
Total dividends and distributions                                   (0.06)
                                                                  -------

Net asset value at end of period                                  $ 10.58
                                                                  =======

Total investment return(b)                                           6.35%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             0.34%*
  Net expenses to average daily net assets                           0.55%*

                                       50

  Total expenses (before reimbursement) to
  average daily net assets                                           0.90%*
Portfolio turnover rate                                                63%**
Net assets at end of period (in 000's)                           $190,991

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       51

MGI US Large Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------
Net investment income+                                               0.11
Net realized and unrealized gain on investments                      0.79
                                                                  -------

Total income from investment operations                              0.90
                                                                  -------
Less dividends and distributions:
  From net investment income                                        (0.03)
  From net realized gain on investments                             (0.05)
                                                                  -------
Total dividends and distributions                                   (0.08)
                                                                  -------

Net asset value at end of period                                  $ 10.82
                                                                  =======

Total investment return(b)                                           9.03%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             1.66%*
  Net expenses to average daily net assets                           0.53%*
  Total expenses (before reimbursement) to
  average daily net assets                                           0.88%*
Portfolio turnover rate                                                22%**
Net assets at end of period (in 000's)                           $196,799

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       52

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment loss+                                                (0.03)
Net realized and unrealized gain on investments                      2.15
                                                                  -------

Total income from investment operations                              2.12
                                                                  -------
Less dividends and distributions:
  From net realized gain on investments                             (0.13)
                                                                  -------

Net asset value at end of period                                  $ 11.99
                                                                  =======

Total investment return(b)                                          21.32%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets
                                                                    (0.41)%*
  Net expenses to average daily net assets
                                                                     0.90%*
  Total expenses (before reimbursement) to
  average daily net assets
                                                                     1.44%*
Portfolio turnover rate                                                72%**
Net assets at end of period (in 000's)                            $87,340

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       53

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment income+                                               0.02
Net realized and unrealized gain on investments                      1.05
                                                                  -------

Total income from investment operations                              1.07
                                                                  -------
Less dividends and distributions:
  From net investment income                                        (0.01)
  From net realized gain on investments                             (0.03)
                                                                  -------
Total dividends and distributions                                   (0.04)

                                                                  -------
Net asset value at end of period                                  $ 11.03
                                                                  =======

Total investment return(b)                                          10.79%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             0.25%*
  Net expenses to average daily net assets                           0.90%*
  Total expenses (before reimbursement) to
  average daily net assets                                           1.33%*
Portfolio turnover rate                                                23%**
Net assets at end of period (in 000's)                            $82,779

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       54

MGI Core Opportunistic Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                            ----------------------
                                                                  Class Y-3

                                                            ----------------------
                                                                 Period ended
                                                                 03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------

Net investment income+                                               0.27
Net realized and unrealized gain on investments                     (0.27)
                                                                  -------

Total income from investment operations                              0.00
                                                                  -------
Less dividends and distributions:
  From net investment income                                        (0.11)
                                                                  -------

Net asset value at end of period                                   $ 9.89
                                                                  =======
Total investment return(b)                                          (0.02)%**

Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             4.31%*
  Net expenses to average daily net assets                           0.35%*
  Total expenses (before reimbursement) to
  average daily net assets                                           0.76%*
Portfolio turnover rate                                               282%**
Net assets at end of period (in 000's)                           $209,590

(a)  Class commenced operations on August 15, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       55

MGI US Short Maturity Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

                                                           ----------------------
                                                                 Class Y-3

                                                           ----------------------
                                                                Period ended
                                                                03/31/06(a)

Net asset value at beginning of period                            $ 10.00
                                                                  -------
  Net investment income+                                             0.24
  Net realized and unrealized gain on investments                   (0.11)
                                                                  -------

Total income from investment operations                              0.13
                                                                  -------

Less dividends and distributions:

  From net investment income                                        (0.15)
                                                                  -------

Net asset value at end of period                                   $ 9.98
                                                                  =======

Total investment return(b)                                           1.34%**
Ratios / Supplemental Data:
  Net investment income to average daily net
  assets                                                             4.00%*
  Net expenses to average daily net assets                           0.30%*
  Total expenses (before reimbursement) to
  average daily net assets                                           1.31%*
Portfolio turnover rate                                               123%**
Net assets at end of period (in 000's)                            $16,764

(a)  Class commenced operations on August 22, 2005.

(b)  The total  return  would  have been  lower had  certain  expenses  not been reimbursed during the period shown.

+    Computed using average shares outstanding throughout the period.

*    Annualized.

**   Not annualized.

                                       56

                                    APPENDIX

                      SUPPLEMENTAL PERFORMANCE INFORMATION

                      Prior Performance of the Subadvisors

Because  the  employees  of certain  subadvisors  who will manage the Funds have advised other accounts in a substantially similar manner to the way in which the
Funds will be managed,  the following  supplemental  performance  information is being provided to assist prospective  investors in making an informed investment decision.  Certain  subadvisors  have managed private  investment  companies and certain  advisory  accounts  that  have  investment  objectives,  policies,  and strategies that are substantially similar, but not necessarily identical, to the investment objectives, policies, and strategies of the Funds.

For each  subadvisor  (except  as  otherwise  noted),  we have  presented  prior performance  information for all investment companies and advisory accounts with substantially  similar  investment  objectives,  policies and  strategies to the
Funds (together,  the "Subadvisor  Composites") that each subadvisor subadvises.
The Advisor requires each subadvisor to include in its Subadvisor  Composite the performance  of all  substantially  similar  advisory  accounts  and  investment companies of the  subadvisor  to help ensure that the  subadvisor is showing the performance  of all such advisory  accounts and  investment  companies,  and not solely the best  performing  advisory  accounts and  investment  companies.  The
Advisor has required each subadvisor that includes Subadvisor Composites to make certain representations  concerning the appropriate presentation and calculation of the Subadvisor Composites' performance.

THE  SUBADVISOR  COMPOSITES'  PERFORMANCE IS NO GUARANTEE OF RESULTS IN MANAGING
THE FUNDS. THE SUBADVISOR COMPOSITES' PERFORMANCE FIGURES ARE NOT THE HISTORICAL
PERFORMANCE OF THE FUNDS,  ARE SEPARATE AND DISTINCT FROM THE FUNDS,  AND SHOULD
NOT  BE  CONSIDERED  AS  A  SUBSTITUTE  FOR  THE  FUNDS'  OWN  PERFORMANCE.  The
performance  of  the  Subadvisor   Composites  may  not  be  comparable  to  the
performance of the Funds because of the following:

|X|  brokerage commissions and dealer spreads,
|X|  expenses (including management fees),
|X|  the size of the  investment  in a  particular  security  in relation to the overall portfolio size,
|X|  the  timing  of  purchases  and  sales  (including  the  effect  of  market conditions at that time),
|X|  the timing of cash flows into the portfolio, and
|X|  the availability of cash for new investments.

The  performance of the Subadvisor  Composites also may not be comparable to the performance  of the Funds because the Subadvisor  Composites,  unlike the Funds, are not registered  under the 1940 Act, and,  consequently,  may not be required to:

|X|  redeem shares upon request,
|X|  meet certain diversification requirements, or
|X|  comply with the tax  restrictions  and investment  limitations  that govern mutual funds.

                                       A-1

The prior  performance of the Subadvisor  Composites has been  calculated net of fees  and  trading  expenses.  The  total  operating  fees and  expenses  of the
Subadvisor  Composites  may be lower than the total  operating  expenses  of the
Funds,  in which case the Subadvisor  Composites'  performance  shown would have been lower had the total  operating  expenses  of the Funds been used to compute the Subadvisor Composites' performance.

The table on the following  page shows the average  annual total returns of each
Subadvisor  Composite  for the periods  ended June 30, 2006.  Also  included for comparison  are  performance  figures  for  each  Fund's  benchmark,  and  other broad-based securities market indexes.

WHEN  CONSIDERING  THE  SUBADVISOR  COMPOSITES,  INVESTORS  SHOULD NOTE  UNUSUAL
SHORT-TERM  PERFORMANCE  CANNOT BE SUSTAINED  INDEFINITELY,  AND  INVESTORS  ARE
ADVISED TO REVIEW SHORT-,  INTERMEDIATE-,  AND LONG-TERM RETURNS WHEN EVALUATING
PERFORMANCE.  PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. IN ADDITION, THE
PERFORMANCE INFORMATION PRESENTED FOR THE SUBADVISOR COMPOSITES IS CURRENT AS OF
THE DATE  SHOWN,  BUT MAY NOT BE  CURRENT AS OF THE DATE YOU ARE  REVIEWING  THE
APPENDIX.  CONSEQUENTLY,  THE PERFORMANCE OF THE SUBADVISOR  COMPOSITES MAY VARY
FROM THAT SHOWN.

THE  PERFORMANCE  OF  EACH  SUBADVISOR  COMPOSITE  SHOWN  WAS  PREPARED  BY  THE
SUBADVISOR AND NOT BY THE ADVISOR.  THE ADVISOR  BELIEVES THAT SUCH  THIRD-PARTY
INFORMATION  IS RELIABLE,  BUT DOES NOT GUARANTEE ITS ACCURACY,  TIMELINESS,  OR
COMPLETENESS.

                                              Average Annual Total Returns (%) - Periods Ending June 30, 2006
                                        ----------------------------------------------------------------------------
                                             1 Year             3 Years            5 Years            10 Years
                                        ------------------ ------------------ ------------------ -------------------

LARGE CAP GROWTH EQUITY
Sands Large Cap Growth                         2.89               11.72              3.41               11.08
INTECH Large Cap Growth                        6.80               11.97              6.36               13.94
Russell 1000(R)Index                           9.08               12.04              3.12                8.56

LARGE CAP VALUE EQUITY
Lord Abbett Large Cap Value                   11.75               12.89              6.57               10.87
Pzena Large Cap Value                          8.70               15.80              9.10                 N/A
Russell 1000(R)Index                           9.08               12.04              3.12                8.56

SMALL/MID CAP GROWTH EQUITY
Westfield Small/Mid Cap Growth                19.32               16.77              8.16               13.00

                                       A-2

Mazama Small/Mid Cap Growth                   15.64               17.51              5.76                 N/A
Russell 2500(TM)Index                         13.53               19.16              9.65               11.13

SMALL/MID CAP VALUE EQUITY
NWQ Small/Mid Cap Value                       28.15                 N/A               N/A                 N/A
Wells Micro Cap Value                         14.50               18.62               N/A                 N/A
Russell 2500(TM)Index                         13.53               19.16              9.65               11.13

NON-US EQUITY
GMO International Disciplined Equity          27.70               25.00               N/A                 N/A
AllianceBernstein International Large         26.67               23.37               N/A                 N/A
Cap Growth
AllianceBernstein International               36.20               28.72             19.36                 N/A
Strategic Value
MSCI EAFE(R)Index                             26.56               23.94             10.02                6.39
Lazard Emerging Markets Equity                35.66               38.66             24.23                8.83
MSCI Emerging Markets(R)Index                 35.47               34.33             21.18                6.46

CORE OPPORTUNISTIC FIXED INCOME
BlackRock Core Plus                           -0.05                2.50              5.26                 N/A
Western Core Full Discretion                  -0.25                3.75              6.67                7.59
Lehman Brothers Aggregate(TM)Index            -0.81                2.05              4.97                6.22

HIGH YIELD FIXED INCOME
MacKay Shields High Yield Active Core          4.92                7.78              8.29                 N/A
Merrill Lynch High Yield Master II(R)          4.70                8.47              8.33                6.58

SHORT MATURITY FIXED INCOME
Aberdeen Core Short Duration                   2.17                2.09              3.33                4.92
Lehman Brothers Govt/Corp 1-3 Yr(TM)           1.92                1.64              3.50                5.03

Disclosures:
Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission,  or inaccuracy in such information.

(C)Copyright 2005, Mercer Global Investments, Inc.

                                       A-3

Sands Capital

The Sands Large Cap Growth  Composite  contains  fully  discretionary  accounts.
Effective  April 1, 1997,  the minimum  account  size for this  Composite  is $3 million.  The minimum  account size was $1 million from February 7, 1992 through
March  31,  1997.  Results  are  based on  fully  discretionary  accounts  under management,  including  those  accounts no longer with the firm.  Non-fee paying accounts are not included in the  Composite.  Time-weighted  rates of return are adjusted for  significant  cash flows with geometric  linking of all periods and sub-periods.  The U.S.  dollar  is the  currency  used to  express  performance.
Leverage  is not used in the  Composite.  Sands  Capital's  standard  annual fee schedule is 0.75% on the first $50 million of assets under management, and 0.50%
on assets under management greater than $50 million.

INTECH

The INTECH  Large Cap Growth  Composite  includes all fully  discretionary,  fee paying,  separately  managed accounts  invested in this strategy.  This strategy pursues a  risk-controlled  approach to manage a  well-diversified  portfolio of large  capitalization  securities.  The Composite was created in July 1993. From
January 1997 through  June 2001,  the  Composite  contained  one non-fee  paying account  managed for the then parent company of INTECH.  Account returns are net of transaction  costs and gross of  non-reclaimable  withholding  taxes, if any.
Account returns reflect the reinvestment of dividends and other earnings and any deductions for investment  management  fees, as described in Part II of INTECH's
Form ADV. Monthly  Composite  returns are calculated by weighting each account's monthly return by its relative beginning market value. All returns are expressed in U.S. dollars. Your principal may be at risk during certain market periods.

Lord Abbett

The Lord Abbett Large Cap Value  Composite  is  comprised of all fully  invested equity portfolios managed on behalf of tax-exempt  investors investing primarily in large capitalization securities that Lord Abbett deems to be undervalued on a relative basis.  Effective  January 1, 2000, only accounts with an initial value of $10 million or more are  included  in the  Composite.  Other than  registered investment  companies  sponsored by Lord Abbett,  accounts  opened/funded  on or before the 15th day of the month are included in the Composite  effective on the first day of the second following month, and accounts  opened/funded  after that day are  included  effective  on the  first day of the  third  following  month.
Registered  investment  companies  sponsored  by Lord Abbett are included in the
Composite  in the first full month of  management.  Closed  accounts are removed from the  Composite  after the last full  month in which  they were  managed  in
accordance  with  the  applicable  objectives,   guidelines,  and  restrictions.
Performance  results are expressed in U.S.  dollars and reflect  reinvestment of any dividends and distributions. The Composite was created in 1999. Leverage has not been used in the portfolios included within the Composite.

Pzena

The Pzena  Large Cap Value  Composite  was  created  on  October  1,  2000.  The
Composite is size  weighted,  includes cash and cash  equivalents,  includes all fee-paying,  discretionary,  non-wrap fee, Large Cap Value accounts that are not mutual funds, and is in U.S.  dollars.  No leverage was employed in the accounts in the  Composite.  Accounts  enter the  Composite at the beginning of the first full month under  management.  Closed  accounts are included for each full month prior to closing.  No accounts with any  significant  client-imposed  investment restrictions are included.

Westfield

Westfield's  Small/Mid Cap Growth Equity Composite contains fully  discretionary accounts that focus on long-term  growth in equity  securities of  predominantly small to mid cap  companies  (capitalization  less than $6 billion at cost) with potential for growth. For comparison purposes, the composite is measured against the Russell 2500 Growth,  the Russell Midcap Growth, and the Russell 2000 Growth
indices. The minimum account size for this composite is $1 million.

                                       A-4

Results are based on fully  discretionary  accounts under management,  including those accounts no longer with the firm. Non-fee-paying accounts are not included in this composite.  Leverage is not used in this composite.  Past performance is not  indicative  of future  results.  The U.S.  Dollar is the  currency  used to express  performance.  Returns are presented net of management  fees and include the  reinvestment of all income.  The Small/Mid Cap Growth Equity  Composite was created January 1, 2000.

Mazama

Mazama's Small/Mid Cap Growth Composite contains fully  discretionary  small-mid cap growth accounts.  The minimum account size for this Composite is $3 million.
Results are based on fully  discretionary  accounts under management,  including those accounts no longer with the firm. Non-fee-paying accounts are not included in the Composite.  Leverage is not used in the Composite. The U.S. dollar is the currency  used to express  performance.  Returns are presented net of management fees and  include  the  reinvestment  of all  dividends  and other  income.  The
Composite was created on January 1, 2001.

NWQ

The NWQ Small/Mid Cap Value Managed Accounts  Composite  includes all fee-paying small/mid  cap value equity  accounts,  managed on a fully  discretionary  basis according to the Composite's  strategy, by NWQ's Managed Account Division in the
Merrill Lynch Consults Program for at least one calendar quarter.

Wells

The Wells Micro Cap Value Composite  includes all fully  discretionary  accounts over $3 million that are managed in this style.  Performance  shown prior to the acquisition  in  November  2003  represents  performance  achieved  by the  same portfolio  managers  while at Benson  Associates;  the  decision-makers  and the investment  process remain intact.  The Composite is  asset-weighted,  using the beginning-of-period  weightings of each account's monthly  time-weighted return, and includes the reinvestment of dividends and other earnings. Returns and asset values are stated in U.S.  dollars.  The  strategy  inception  date was April 1,
2003, and the Composite creation date was July 1, 2003. The net performance data shown are net of investment  advisory fees.  Effective  January 1, 2004, a model fee is utilized  for the net  Composite  returns,  which is the  maximum  annual advisory  fee based upon the  accompanying  fee  schedule in effect  during each respective  performance  period for each  portfolio in the  Composite.  Prior to
December 31, 2003, net return calculations were based on the net return for each individual account based on their applicable fee schedule.

GMO

The GMO International  Disciplined Equity Composite was created in January 2002, and includes accounts invested with an emphasis on international  equities.  The
Composite consists of all discretionary accounts managed in the Composite style.
Accounts  are  included  in the  Composite  as of the  first  full  month  under management.  Similarly,  accounts are removed from the Composite  after the last full month under management.  The Composite  results are time-weighted  rates of return net of commissions,  transaction  costs and withholding  taxes on foreign income and capital  gains,  and have been  presented net of investment  advisory fees. In pursuing its investment strategy,  accounts may use exchange-traded and over-the-counter  derivative instruments,  including options,  futures, and swap contracts.  Derivatives  may be used to  efficiently  adjust the exposure of the strategy to various securities,  markets,  or currencies.  Leverage has not been used in the  portfolios  included in the  Composite.  Valuations and returns are calculated and expressed in U.S. dollars.

Alliance (AllianceBernstein International Large Cap Growth)

Alliance has prepared and presented  this report in  compliance  with the Global
Investment  Performance  Standards  (GIPS(R)).  Prior to the merger of  Alliance
Capital Management L.P. ("ACMLP") and Sanford C. Bernstein & Co.,

                                      A-5

Inc.  ("Bernstein")  in October  2000,  the firms  were  reporting  under  their respective names. In February 2006, ACMLP changed its name to  AllianceBernstein
L.P.

The  International  Large  Cap  Growth  Composite  (ACWI  ex  US)  (the  "Growth
Composite")  includes all  fee-paying  discretionary  tax-exempt  accounts  with assets  over $10  million  in US  dollars.  The  International  Large Cap Growth investment  team  seeks to  generate  a premium  through  research-driven  stock selection.  The  investment  team  uses our  regionally-based  growth  analysts'
research to build a  concentrated  portfolio of 60 to 85 companies  whose growth potential  appears likely to outpace market  expectations.  The creation date of the Growth Composite is September 30, 2003.

Performance  figures have been presented gross and net of  investment-management fees.  The Growth  Composite's  net-of-fee  return is  calculated by deducting a weighted  average of the actual fee rates  charged to each account in the Growth
Composite. Net-of-fee performance figures reflect the compounding effect of such fees. The highest fee payable for an International Large Cap Growth (ACWI ex US)
portfolio is 0.85% of assets,  annually. The investment advisory fee schedule is disclosed in Part II of Alliance's Form ADV.

No  representation  is  made  that  the  performance  is  indicative  of  future performance.  A  portfolio  could  incur  losses as well as  gains.  Performance figures for each account are  calculated  monthly on a trade-date  basis using a total rate-of-return calculation. Monthly market values include income accruals, realized and unrealized gains and losses and reflect the daily weighting of cash flows.  The Growth  Composite  results are asset  weighted  on a monthly  basis.
Performance  results  include the  reinvestment of dividends and other earnings.
Returns are calculated in US dollars.

The benchmark is the MSCI ACWI ex US index.  The MSCI ACWI ex US index is widely regarded  as a standard  for  measuring  large-cap  international  stock  market performance.

Alliance (AllianceBernstein International Strategic Value)

Alliance has prepared and presented  this  information  in  compliance  with the
Global  Investment  Performance  Standards  (GIPS(R)).  Prior to the  merger  of
Alliance Capital  Management L.P. ("ACMLP") and Sanford C. Bernstein & Co., Inc.
("Bernstein")  in October 2000, the firms were reporting under their  respective names. In February 2006, ACMLP changed its name to AllianceBernstein L.P.

The performance  results  displayed herein represent the investment  performance record for the institutional International Strategic Value Composite (the "Value
Composite").  The Value Composite  consists of accounts which invest in 40 to 60 value  stocks based in markets  outside the US,  seeking to maximize its premium relative to its  benchmark  with  little  sensitivity  to risk.  From April 2001 through  December  2001,  the  Value  Composite  consisted  of  a  single-pooled
discretionary  account.   Beginning  2002,  the  Value  Composite  includes  all
fee-paying  institutional  discretionary  accounts. The withholding tax basis of the Value  Composite is consistent with the benchmark,  which is Luxembourg.  At any point in time,  0% to 30% of the Value  Composite's  assets are  invested in countries outside of the benchmark, the MSCI EAFE index. The Value Composite was created in March 2002 with an inception date of March 31, 2001.

Performance figures have been presented net of  investment-management  fees. Net performance figures have been calculated by deducting the highest fee payable by an account  of this type;  0.95% of assets,  annually,  through  2004,  0.90% of
assets,  annually,  thereafter.   Net-of-fee  performance  figures  reflect  the
compounding  effect of such  fees.  The  investment  advisory  fee  schedule  is disclosed in Part II of Alliance's Form ADV.

No  representation  is made that the  performance  shown is indicative of future performance. An account could incur losses as well as gains. Performance returns for each account are calculated monthly using trade-date accounting. Performance results are reported on a total-return basis, which includes all income from

                                      A-6

dividends and interest,  and realized and unrealized  gains or losses.  All cash flows are daily weighted using the Modified Dietz Method.  The monthly Composite returns  are  calculated  by  weighting  each  account's  monthly  return by its beginning  market value as a percent of the total  Composite's  beginning market value. These monthly performance  figures are geometrically  linked to calculate cumulative  and/or annualized  "time-weighted"  rates of return for various time periods.  The  Composite  contains  accounts of clients  denominated  in foreign currencies.  To calculate composite performance,  each account's monthly returns are converted to US dollars using WM Reuters month-end exchange rates.

The benchmark is the MSCI EAFE Index (Europe,  Australasia, Far East). The index is designed to measure developed market equity performance  excluding the United
States and Canada.

Lazard

The composite  returns  represent the total returns of all fully  discretionary, fee-paying  portfolios with an Emerging Markets Equity investment  mandate and a minimum of $5 million in assets under  management.  Lazard's  account  inclusion policy was a minimum of three months from  inception  through June 30, 2001, and then the  earlier  of the first  full month or the end of the month in which the account is fully invested from July 1, 2001 to the present.  Data for the period prior to August 1997 reflects the performance of a mutual fund managed by Lazard with an emerging  markets  investment  mandate and is considered  supplementary.
Mutual  funds are subject to certain  regulations  to which  separately  managed portfolios are not, thereby potentially  affecting their performance during such period.  The  returns of the  individual  portfolios  within the  composite  are time-weighted,  use trade  date  accounting,  are based upon  monthly  portfolio valuations, and include the reinvestment of all earnings as of the payment date.
The composite  returns are  asset-weighted  based upon  beginning  period market value.  Effective  January 1, 2003,  composite  returns  include  mutual  funds.
Composite  returns are shown before U.S.  tax and the  deduction of custody fees
(except for mutual funds,  which include all fees).  The composite and benchmark returns are reported net of foreign withholding taxes on dividends, interest and capital  gains.  The assumed tax rate for the  benchmark is that of a Luxembourg holding company and is based on the actual tax rate of each country.

The composite returns  presented  represent past performance and do not indicate future  results,  which may vary.  Lazard's  standard  fee schedule for Emerging
Markets Equity  accounts is 1.0% of all assets.  A complete list and description of all Lazard  composites is available upon request.  The MSCI Emerging  Markets
Index is a free float-adjusted  market  capitalization index calculated gross of foreign  withholding  taxes  through  December  31, 1998 and total return net of foreign  withholding  taxes thereafter that is designed to measure equity market performance in the global  emerging  markets.  Lazard has prepared and presented this information in compliance with the Global Investment  Performance Standards
(GIPS).  Lazard Asset Management is the "Firm" to which the GIPS Standards apply
(Frankfurt  office included in Firm definition as of January 1, 2003, and assets acquired from Knelman Asset Management  Group, LLC as of February 15, 2005). The
Firm has been audited by an  independent  accounting  firm through  December 31,
2004 and the GIPS verification  letter is available upon request.  The composite creation date is August 1997.

BlackRock

The BlackRock  Core Plus Composite  uses a  time-weighted  linked rate of return formula with adjustments for cash flows to calculate rates of return. Trade date accounting has been used since the inception of the  Composite.  The returns are expressed in U.S. dollar terms. When permitted by investment guidelines, futures and  options  may be used to  manage a  portfolio's  duration  and  yield  curve positioning. Futures and options are not used to create leverage in a portfolio.
The BlackRock Core Plus Composite is comprised of all fully discretionary, total return,  core bond  accounts  which invest in the full spectrum of high quality, fixed  income  securities  and which  allow 10% or more of the  portfolio  to be invested in  below-investment  grade securities.  These portfolios have at least
$25

                                       A-7

million in assets and are  actively  managed  to exceed  the  performance  of an appropriate  index.  All  accounts  included in the  Composite  follow a similar investment  philosophy.  The Composite  excludes core plus portfolios  that: (i)
have gain/loss or other constraints that limit investment flexibility,  (ii) are managed to emphasize income, or (iii) are managed against customized benchmarks.
The  inception  date and creation  date of the  Composite is April 1, 1998.  The returns of the Composite are expressed in U.S.  dollars and are  asset-weighted.
New accounts are included in the Composite upon the completion of the first full three months under  management.  Closed  accounts or accounts  that change their investment  mandate are included in the Composite  through  termination or as of conversion to a new strategy.

Western

The portfolios in the Western Core Full Discretion Composite are all actual, fee paying and performance  fee-paying,  fully discretionary accounts managed by the firm for at least one full month.  Investment  results shown are for taxable and tax-exempt  accounts and include the reinvestment of all earnings.  Any possible tax liabilities  incurred by the taxable accounts have not been reflected in the performance.  Trade date accounting was used since inception,  and market values include  interest  income  accrued on securities  held within the accounts.  The minimum asset size for inclusion in Western's Core Full Discretion  Composite is
$25  million.  The  Composite is valued  monthly.  The  Composite  return is the asset-weighted  average of the performance  results of all the portfolios in the
Composite. The returns for the accounts in the Composites are calculated using a time-weighted  rate of return adjusted for weighted cash flows.  All returns are gross  of  withholding  tax on  interest  and  capital  gains.  Where  portfolio guidelines  permit,  futures and options are used from time to time to implement new portfolio  strategies  with minimum cost to the portfolio.  At no time would the use of derivates result in the portfolios being leveraged.

MacKay

The High Yield  Active Core  Composite  includes  all  discretionary  high yield active  core  accounts  managed  with  similar  objectives  for a full  quarter, including  those  accounts  no  longer  with  the  firm.  Net-of-fees  Composite performance is derived by reducing the quarterly gross-of-fees composite returns
(which  reflect  reinvestment  of income and dividends and is a  market-weighted average of the  tire-weighted  return,  before advisory fees of each account for
the  period  since  inception)  by  0.125%,   MacKay's  highest  quarterly  fee.
Performance is expressed in US dollars.  Fees, which are described in the firm's
Form ADV, Part II, and related  expenses will reduce  returns.  For example,  in neutral  markets a .50% annual  investment  advisory fee, our highest fee, would have the effect of reducing the annual compound return by .50% in the first year and by a cumulative  2.53% in the fifth year. There can be no assurance that the rate of return for any account  within a  composite  will be the same as that of the composite presented. Past performance is not indicative of future results.

The composite was created July 1, 1997 and for the period from inception through
February  29,  2000  was  developed  at  Forstmann-Leff   International   (FLI).
Substantially all the investment  decision-makers from the Fixed Income Group of
FLI became employed by Pareto Partners on February 29, 2000 and  subsequently by
MacKay Shields LLC on October 15, 2004.  The  decision-making  process  remained intact and independent within Pareto and continues intact and independent within
MacKay  Shields.  This  group and  process  are  responsible  for the  composite performance,  therefore the current composite performance is linked to the prior
FLI and Pareto composite  history.  Percent of firm assets and total firm assets reflect FLI assets prior to 2000 and Pareto assets prior to 2004. All portfolios in the composite are  fee-paying  portfolios  except for the period July 1, 1997 through July 31, 1998 when the composite  included one non-fee  paying  account, which represented 100% of the composite as of December 31, 1997.

MacKay  Shields  LLC, an  SEC-registered  investment  adviser,  has prepared and presented  this  report in  compliance  with the Global  Investment  Performance
Standards  (GIPS(R)).  AIMR has not been involved with the preparation or review of this report. The firm receives a verification from an independent  accounting firm on a quarterly basis. An opinion is available on request, as are a complete list and  description of the firm's  composites.  Single asset class  carve-outs from multiple  asset class  portfolios  may be utilized  within this  composite.
Single asset class carve-outs include their own cash balance. As of December 31,
2005 and June 30, 2006, respectively, 50% and 48% of the assets contained in the
High Yield Active Core  Composite  were  carved-out  from  multiple  asset class portfolios.  No leverage has been used in this composite.  The asset mix of high yield active core accounts may not be precisely  comparable to the Merrill Lynch
High  Yield  Master II Index.  Indices  do not  incur  management  fees or other operating  expenses.  Investments  cannot be made  directly  into an index.  The reported  standard  deviation of annual  returns is an  equal-weighted  standard deviation of annual returns between accounts.

                                      A-8

AAMI

The Aberdeen  Core Short  Duration  Composite  includes the  performance  of all investment companies and advisory accounts with substantially similar investment
objectives,   policies,   and  strategies   advised  by  AAMI.  The  performance
information  presented in the Aberdeen Core Short  Duration  Composite  includes performance data covering the period in which the team of portfolio managers was employed  by  DIMA  (i.e.,  prior  to  December 1,  2005).  During  the  periods indicated, the portfolio managers of the MGI US Short Maturity Fixed Income Fund had full  discretionary  authority  over the  selection of  investments  and was primarily responsible for the day-to-day management of the accounts that make up the Aberdeen Core Short Duration Composite.  No other person or persons played a significant  role in managing the accounts  that make up the Aberdeen Core Short
Duration Composite during the time periods indicated.

                                       A-9

                    Annual Total Returns (%) - Calendar Years
                             LARGE CAP GROWTH EQUITY

         Sands Large Cap Growth           INTECH Large CapGrowth

1996            38.1                              23.4
1997            30.2                              41.1
1998            54.1                              57.5
1999            47.6                              25.9
2000           -18.4                              -5.5
2001           -15.8                              -5.1
2002           -27.2                             -15.4
2003            36.3                              28.7
2004            20.5                              15.2
2005            10.5                               7.5

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-10

                   Annual Total Returns (%) - Calendar Years
                             LARGE CAP VALUE EQUITY

            Lord Abbett              Pzena Large
          Large Cap Value            Cap Value

1996            17.1
1997            26.4
1998            12.9
1999            12.2
2000            19.0
2001            -3.8                    1.1
2002           -14.3                  -13.2
2003            31.8                   40.2
2004            13.1                   15.8
2005             2.9                   10.8

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-11

                    Annual Total Returns (%) - Calendar Years
                           SMALL/MID CAP GROWTH EQUITY

          Westfield Small/Mid         Mazama Small/Mid
             Cap Growth                  Cap Growth

1996            17.1
1997            24.4
1998            -4.3
1999            79.3
2000             4.9
2001            -8.1                         1.2
2002           -18.1                       -35.5
2003            38.7                        76.7
2004            11.7                         9.4
2005            12.8                        11.7

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-12

                    Annual Total Returns (%) - Calendar Years
                           SMALL/MID CAP VALUE EQUITY

            Wells Micro
             Cap Value

2004            13.4
2005             6.4

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-13

                    Annual Total Returns (%) - Calendar Years
                                  NON-US EQUITY

               GMO Int'l      AllianceBernstein   AllianceBernstein      Lazard
             Disciciplined     Int'l Large Cap     Int'l Strategic      Emerging
                 Equity            Growth               Value         Markets Equity

1996                                                                       23.6
1997                                                                      -12.8
1998                                                                      -23.1
1999                                                                       56.7
2000                                                                      -27.7
2001                                                                       -2.0
2002                                                   -1.6                 0.7
2003            37.7               33.2                44.7                55.6
2004            23.3               20.9                26.0                31.0
2005            15.7               18.4                18.7                41.7

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-14

                    Annual Total Returns (%) - Calendar Years
                         CORE OPPORTUNISTIC FIXED INCOME

          BlackRock Core Plus           Western Core Full Discretion

1996                                                5.6
1997                                               11.9
1998                                                8.7
1999            -0.2                               -0.2
2000            11.5                               11.7
2001             8.6                                9.6
2002             9.3                                9.6
2003             5.2                                9.5
2004             4.8                                7.0
2005             2.5                                2.8

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-15

                    Annual Total Returns (%) - Calendar Years
                             HIGH YIELD FIXED INCOME

          MacKay Shields High
           Yield Active Core

1998             6.6
1999             5.2
2000            -2.6
2001             7.9
2002            -0.4
2003            27.5
2004             9.9
2005             2.5

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-16

                    Annual Total Returns (%) - Calendar Years
                           SHORT MATURITY FIXED INCOME

            Aberdeen Core
            Short Duration

1997             6.8
1998             6.5
1999             4.4
2000             8.0
2001             6.6
2002             5.3
2003             3.1
2004             2.0
2005             2.2

The performance  record represents the net-of-fee client composite track records of the  underlying  investment  managers in the MGI  program,  and not the track records of MGI clients.

                                       A-17

If  you  want  more  information   about  the  Funds,  the  MGI Funds
following documents are available free upon request:
                                                            MGI US Large Cap Growth Equity Fund
Annual/Semi-Annual Reports                                  MGI US Large Cap Value Equity Fund
                                                            MGI US Small/Mid Cap Growth Equity Fund
Additional  information  about each Fund's  investments is  MGI US Small/Mid Cap Value Equity Fund available in the Fund's annual and semi-annual  reports to  MGI Non-US Core Equity Fund shareholders.  In the Funds' annual report,  you will find  MGI Core Opportunistic Fixed Income Fund a  discussion  of the  market  conditions  and  investment  MGI High Yield Fixed Income Fund
strategies   that   significantly   affected  each  Fund's  MGI US Short Maturity Fixed Income Fund performance during its last fiscal year.
                                                            Prospectus
Statement of Additional Information (SAI)

The SAI  provides  more  detailed  information  about  the
Funds  and  is   incorporated   by  reference   into  this
prospectus (i.e., it is legally  considered a part of this
prospectus).

You  may  discuss  your  questions   about  the  Funds  by
contacting  your plan  administrator  or  recordkeeper  or
financial  advisor.  You may  obtain  free  copies  of the  July 31, 2006
Funds'  annual  and  semi-annual  reports  and  the SAI by
contacting  the Funds  directly at  1-800-428-0980.  As of
the  date  of  this   prospectus,   the  Trust's   website
(www.mgifunds.com)  is under construction.  In the future,
you will be able to obtain  copies of the  Funds'  reports
and SAI at this address.

You may  review  and copy  information  about  the  Funds,
including  shareholder  reports and the SAI, at the Public
Reference Room of the  Securities and Exchange  Commission
in Washington,  D.C. You may obtain  information about the
operations of the SEC's Public  Reference  Room by calling
the SEC at  1-202-551-8090.  You may get copies of reports
and other information about the Funds:

o    For    a    fee,    by    electronic    request    at
     publicinfo@sec.gov  or by  writing  the SEC's  Public
     Reference Section, Washington, D.C.  20549-0102; or

o    Free from the EDGAR  Database  on the SEC's  Internet
     website at:  http://www.sec.gov.

MGI Funds
Investment Company Act File No. 811-21732

                                    MGI Funds

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2006

MGI Funds (the  "Trust")  is an  open-end  management  investment  company  that currently  offers  shares in eight  separate and distinct  series,  representing separate  portfolios of investments (each individually  referred to as a "Fund,"
and collectively  referred to as the "Funds").  Each Fund has its own investment objective. The eight Funds are:

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI High Yield Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Each Fund offers interests in four classes of shares:  Class S, Class Y-1, Class
Y-2, and Class Y-3.

Mercer Global Investments, Inc. (the "Advisor") serves as the investment advisor of the Funds.

This Statement of Additional  Information ("SAI") is not a prospectus and should be read only in  conjunction  with the Funds' current  Prospectuses,  each dated
July 31,  2006.  Portions  of the  Funds'  Annual  Report  to  Shareholders  are
incorporated  by  reference  into  this  SAI.  A copy of the  Annual  Report  to
Shareholders or a Prospectus may be obtained by calling your plan  administrator or  recordkeeper  or  financial  advisor,  or by calling  the Trust toll free at
1-800-428-0980 (in the case of Class S shares) or 1-866-658-9896 (in the case of
Class Y shares).  Each Prospectus  contains more complete  information about the
Funds. You should read it carefully before investing.

              Not FDIC Insured. May lose value. No bank guarantee.

         Lower Rated Debt Securities (MGI Core Opportunistic Fixed

         Mortgage-Backed Securities, Mortgage Pass-Through Securities,

                                       i

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING, AND OTHER SERVICE

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION AND

                                       ii

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware  statutory  trust organized on March 11, 2005. The Trust currently  offers shares in the following  eight series,  representing  separate portfolios of investments: MGI US Large Cap Growth Equity Fund, MGI US Large Cap
Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap
Value Equity Fund,  MGI Non-US Core Equity Fund,  MGI Core  Opportunistic  Fixed
Income Fund,  MGI High Yield Fixed Income Fund,  and MGI US Short Maturity Fixed
Income Fund.

Each Fund  currently  offers four classes of shares:  Class S shares,  Class Y-1 shares,  Class Y-2 shares, and Class Y-3 shares (Class Y-1, Class Y-2, and Class
Y-3 shares are  together,  the "Class Y Shares").  Class S shares  generally are available only to persons making a minimum $10,000 investment,  including retail investors and retirement and other institutional  investors that do not meet the minimum  investment  requirements for the Class Y Shares.  Class S shares do not assess an initial or contingent  deferred sales charge ("CDSC").  Class S shares are  subject  to a 12b-1  fee of up to  0.25%.  Class  Y  Shares  generally  are available  only  to  clients  of  the  Advisor  and to  institutional  investors
(including  certain  retirement plans, which include defined benefit and defined contribution  plans)  that  meet  the  eligibility  requirements  listed  in the
Prospectus for the Class Y Shares. Class Y Shares do not assess an initial sales charge or a CDSC.  Class Y-1 shares  are  subject to a 12b-1 fee of up to 0.25%.
Class Y-2  shares and Class Y-3  shares  are not  subject  to annual  12b-1 plan expenses.

Diversification Status

Each Fund is  classified  as  "non-diversified"  for purposes of the  Investment
Company Act of 1940, as amended (the "1940 Act"),  which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single  issuer.  To the extent that a Fund, as a non-diversified  investment  company,  makes  investments in excess of 5% of its total assets in the securities of a particular  issuer,  the Fund's  exposure to the risks  associated  with that issuer is  increased.  Because each Fund,  as a non-diversified  investment company,  may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price  volatility than that  experienced by diversified investment companies.

General Definitions

As used throughout this SAI, the following terms shall have the meanings listed:

"1933 Act" shall mean the Securities Act of 1933, as amended.

"1940 Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  shall mean Investors Bank & Trust Company,  which serves as the
Funds' administrator.

"Advisor" shall mean Mercer Global Investments, Inc., which serves as the Funds'
investment advisor.

                                       1

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Custodian"  shall mean  Investors  Bank & Trust  Company,  which  serves as the
Funds' custodian.

"Distributor"  shall  mean MGI Funds  Distributors,  Inc.,  which  serves as the
Trust's principal underwriter.

"Domestic  Equity Funds" shall mean the MGI US Large Cap Growth Equity Fund, MGI
US Large Cap Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, and MGI
US Small/Mid Cap Value Equity Fund.

"Equity Funds" shall mean the Domestic Equity Funds and the Foreign Equity Fund.

"Foreign Equity Fund" shall mean the MGI Non-US Core Equity Fund.

"Fixed  Income Funds" shall mean the MGI Core  Opportunistic  Fixed Income Fund,
MGI High Yield Fixed Income Fund, and MGI US Short Maturity Fixed Income Fund.

"Funds"  shall mean the MGI US Large Cap Growth  Equity  Fund,  MGI US Large Cap
Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap
Value Equity Fund,  MGI Non-US Core Equity Fund,  MGI Core  Opportunistic  Fixed
Income Fund,  MGI High Yield Fixed Income Fund,  and MGI US Short Maturity Fixed
Income Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Subadvisor" shall mean a subadvisor to a Fund.

"Trust"  shall mean the MGI Funds,  an open-end  management  investment  company registered under the 1940 Act.

INVESTMENT STRATEGIES

In addition to the securities and financial  instruments described in the Funds'
Prospectuses,  the  Funds are  authorized  to employ  certain  other  investment strategies  and to invest in certain  other types of  securities  and  financial instruments,  as  described  below.  Not  every  Fund  will  utilize  all of the investment strategies, or invest in all of the types of securities and financial instruments that are listed.

                                       2

All Funds

Borrowing

A Fund may borrow money as a temporary measure for extraordinary  purposes or to facilitate redemptions.  A Fund also may borrow money for investment purposes. A
Fund  will not  borrow  money in  excess  of 33 1/3% of the  value of its  total assets.  Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset  coverage  shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays),  or such  longer  period  as the  SEC  may  prescribe  by  rules  and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowings shall be at least 300%.

Cash and Short-Term Investments

A Fund may  invest  a  portion  of its  assets  in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations,  the U.S. government and its agencies and  instrumentalities,  and banks and finance companies, which may be denominated in any currency.

A Fund may  invest a portion  of its  assets in  shares  issued by money  market mutual funds. A Fund also may invest in collective  investment vehicles that are managed by an unaffiliated investment manager,  pending investment of the Fund's assets in portfolio  securities.  When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents,  up to a maximum of 100% of its net  assets.  Cash  equivalent  holdings  may be in any currency  (although such holdings may not constitute "cash or cash  equivalents"
for tax  diversification  purposes  under the  Code).  When a Fund  invests  for temporary defensive purposes,  such investments may affect the Fund's ability to achieve its investment objective.

Loans of Portfolio Securities

A Fund  may  lend its  portfolio  securities  to  qualified  broker-dealers  and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total  assets of the  Fund.  Collateral  will  consist  of U.S.  and
non-U.S. securities, cash equivalents, or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in  collateral  in the event of default or  insolvency of a borrower of a
Fund's portfolio  securities.  A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities  lending program under which the Custodian is  authorized  to lend Fund  portfolio  securities  to qualified  institutional investors that post appropriate collateral.  The Custodian receives a portion of the interest earned on any reinvested collateral.

                                       3

Repurchase Agreements

When a Fund enters into a repurchase  agreement,  it purchases securities from a bank or broker-dealer,  which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities  transferred  to the Fund.  Repurchase  agreements  will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a  repurchase  agreement  having  more than seven days  remaining  to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

Reverse Repurchase Agreements

Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities  dealers believed to be creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed price,  which is  generally  equal to the original  sales price plus  interest.  A Fund retains  record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved.  In connection with each reverse repurchase agreement  transaction,  a
Fund will direct the Custodian to designate  cash, U.S.  government  securities, equity securities, and/or investment and non-investment grade debt securities as segregated  assets of the Fund in an amount equal to the repurchase  price. When
engaging  in  (or  purchasing)   reverse  repurchase   agreements,   when-issued
securities,   options,   futures,   forward   contracts,   or  other  derivative
transactions,  a Fund will cause the  Custodian  to  earmark on the  Custodian's books cash, U.S. government  securities,  or other liquid portfolio  securities, which shall be unencumbered  and  marked-to-market  daily.  (Any such assets and securities designated as segregated by the Custodian on its records are referred to in  this  SAI as  "Segregated  Assets.")  Such  Segregated  Assets  shall  be maintained in accordance with pertinent positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by a Fund may decline below the price of the securities the
Fund has sold but is obligated to repurchase  under the agreement.  In the event the  buyer  of  securities  under  a  reverse  repurchase  agreement  files  for bankruptcy or becomes  insolvent,  a Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase  agreements are considered  borrowings by a Fund and as such, are subject to the same investment limitations.

Swaps

A Fund may  engage in swaps,  including,  but not  limited  to,  interest  rate, currency,  credit  default,  and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a

                                       4

particular  investment or portion of the  portfolio,  to modify the  portfolio's duration,  to protect  against any increase in the price of securities  the Fund anticipates  purchasing at a later date, or to gain exposure to certain  markets in the most economical way possible.

Interest  rate swaps  involve the exchange by a Fund with another party of their respective  commitments to receive or pay interest  (e.g.,  an exchange of fixed rate payments for floating rate payments)  with respect to a notional  amount of principal.  Currency  swaps  involve  the  exchange  of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the  purchaser to receive  payments on a notional principal  amount from the party  selling the cap to the extent that a specified index  exceeds a  predetermined  interest  rate or amount.  The  purchase  of an interest  rate floor  entitles the  purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated with ordinary  portfolio  security  transactions.  If a subadvisor is incorrect in its forecast of market values, interest rates, and other applicable factors,  the  investment  performance  of a Fund will be less favorable than it would  have been if this  investment  technique  were never  used.  Swaps do not involve the delivery of securities or other underlying assets or principal,  and are subject to  counterparty  risk.  If the other party to a swap  defaults  and fails to consummate the  transaction,  a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually  entitled to receive.
Under Internal Revenue Service rules, any lump sum payment received or due under the notional  principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The  equity  swaps  in  which  a  Fund  may  invest  involve  agreements  with a counterparty. The return to a Fund on any equity swap contract will be the total return on the  notional  amount of the  contract  as if it were  invested in the stocks comprising the contract index in exchange for an interest component based on the notional  amount of the agreement.  A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund  paying or  receiving,  as the case may be, only the net amount of the  payments.  Payments  under  an  equity  swap  contract  may be  made at the conclusion of the contract or periodically during its term.

If there is a default by the  counterparty  to a swap  contract,  a Fund will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its  obligations  pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual  remedies. A Fund thus assumes  the risk  that it may be  delayed  in,  or  prevented  from,  obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net  unrealized  gain,  if any,  on the swap,  not the entire  notional amount. The subadvisor that enters into the swap agreement will closely monitor,
subject  to  the  oversight  of  the  Board,   the   creditworthiness   of  swap
counterparties in order to minimize the risk of swaps.

                                       5

The Advisor and the Trust do not believe  that a Fund's  obligations  under swap contracts are senior securities and, accordingly,  the Funds will not treat them as being subject to their borrowing or senior securities restrictions.  However, the net  amount  of the  excess,  if  any,  of a  Fund's  obligations  over  its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the  accrued  excess  amount  will be  segregated  on the  books of the
Custodian in  accordance  with SEC  positions.  To the extent that a Fund cannot dispose  of a swap in the  ordinary  course of  business  within  seven  days at approximately  the value at which the Fund has  valued  the swap,  the Fund will treat the swap as illiquid and subject to the Fund's  overall  limit on illiquid investments of 15% of the Fund's net assets.

Futures

A Fund may enter into contracts for the purchase or sale for future  delivery of securities, indices, and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain  delivery to a Fund of the securities or foreign  currency  called for by the  contract  at a specified  price  during a specified  future  month.  When a futures contract is sold, a Fund incurs a contractual  obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures  transaction,  it must  deliver to the futures commission  merchant  selected  by the Fund an amount  referred  to as  "initial margin."  This  amount is  maintained  by the futures  commission  merchant in a segregated account at the custodian bank.  Thereafter,  a "variation margin" may be paid by the Fund to, or drawn by the Fund from,  such  account in  accordance with controls set for such accounts,  depending upon changes in the price of the underlying  securities  subject to the futures contract.  A Fund also may effect futures  transactions  through futures commission  merchants that are affiliated with the  Advisor,  a  subadvisor,  or the Fund in  accordance  with  procedures adopted by the Board.

A Fund may enter into futures  transactions  on domestic  exchanges  and, to the extent such  transactions  have been approved by the Commodity  Futures  Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  a Fund may sell stock index futures in anticipation  of, or during, a market  decline to attempt to offset  the  decrease  in the market  value of the
Fund's common stocks that might otherwise  result,  and a Fund may purchase such contracts  in order to offset  increases  in the cost of common  stocks  that it intends to  purchase.  Unlike other  futures  contracts,  a stock index  futures contract  specifies  that no delivery of the actual  stocks  making up the index will take place. Instead,  settlement in cash must occur upon the termination of the contract.

While  futures  contracts  provide for the  delivery of  securities,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into offsetting transactions.

A Fund may enter into futures  contracts to protect  against the adverse effects of fluctuations in security prices,  interest, or foreign exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest rates are expected to increase, a Fund

                                       6

might enter into futures contracts for the sale of debt securities.  Such a sale would  have much the same  effect as  selling  an  equivalent  value of the debt securities  owned by the Fund. If interest rates did increase,  the value of the debt  securities in the Fund's  portfolio  would  decline,  but the value of the futures  contracts to the Fund would  increase at  approximately  the same rate, thereby  keeping  the net asset value of the Fund from  declining  as much as it otherwise  would have.  Similarly,  when it is expected that interest  rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent  purchases of securities at higher prices. A Fund also may enter into futures  contracts  as a low cost method for  gaining or reducing  exposure to a particular  currency or securities  market without  directly  investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated  benefits of futures  contracts,  or may realize a loss.
For  example,  if a Fund is hedged  against  the  possibility  of an increase in interest rates that would  adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Fund would lose part or all of the  benefit of the  increased  value that the Fund has because it would have offsetting losses in its futures position. In addition,  in such situations,  if the Fund has insufficient cash, the Fund may be required to sell securities from its  portfolio  to meet  daily  variation  margin  requirements.  Such  sales of securities may, but will not  necessarily,  be at increased  prices that reflect the rising market.  A Fund may be required to sell  securities at a time when it may be disadvantageous to do so.

Options

A Fund may purchase and write call or put options on foreign or U.S.  securities and  indices  and  enter  into  related  closing  transactions.  A Fund also may purchase  exchange-listed  call options on particular  market segment indices to achieve temporary exposure to a specific industry.

A Fund may  invest in options  that  either  are  listed on U.S.  or  recognized foreign exchanges or traded  over-the-counter.  Certain over-the-counter options may be illiquid.  Thus,  it may not be possible to close  options  positions and this may have an adverse  impact on a Fund's  ability to  effectively  hedge its securities.  A Fund will only  invest in such  options to the extent  consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options--A Fund may purchase call options on securities.  When a
Fund  purchases a call  option,  in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security  underlying the  option at a  specified  exercise  price at any time  during the term of the option. The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon  exercise  of the  option,  to  deliver  the underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call options is that a Fund may alter its portfolio  characteristics and modify its portfolio  maturities  without incurring the cost associated with transactions.

A Fund may,  following the purchase of a call option,  liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously  purchased.  The Fund will realize a profit from a closing sale  transaction if the price received on the transaction is more than the premium paid to purchase the original call option;

                                       7

the Fund  will  realize  a loss from a  closing  sale  transaction  if the price received  on the  transaction  is less than the  premium  paid to  purchase  the original call option.

Although a Fund will generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options,  no secondary  market on an exchange may exist. In such event,  it may not be possible to effect closing  transactions in particular  options,  with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund, in which event the
Fund would  realize a capital loss,  which will be short-term  unless the option was held for more than one year.

Covered Call Writing--A Fund may write covered call options from time to time on such portions of its  portfolio,  without limit,  as a subadvisor  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional  income.  However,  if the security rises in value,  the Fund may not fully participate in the market appreciation.

During the option  period for a covered call option,  the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an  option  of the same  series  as the  option  previously  written,  cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to  permit  the sale of the  underlying  security,  or to enable a Fund to write another call option on the underlying  security with either a different exercise price or  expiration  date or both. A Fund may realize a net gain or loss from a closing  purchase  transaction,  depending  upon  whether  the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss also may be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires  unexercised,  a Fund will realize a short-term capital gain in the amount of the premium on the option,  less the commission paid. Such a gain,  however,  may be  offset by  depreciation  in the  market  value of the underlying  security during the option period. If a call option is exercised,  a
Fund will realize a gain or loss from the sale of the underlying security

                                       8

equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security,  plus the  amount of the  premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an  absolute  and  immediate  right  to  acquire  that  security  without additional cash  consideration (or for additional cash  consideration  held in a segregated  account by the  Custodian)  upon  conversion  or  exchange  of other securities  held by the Fund.  A call option is also deemed to be covered if the
Fund holds a call on the same security and in the same  principal  amount as the call  written  and the  exercise  price of the call held (i) is equal to or less than the  exercise  price  of the  call  written,  or (ii) is  greater  than the exercise  price of the call written if the  difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing  Put Options--A  Fund also may purchase put options.  A Fund will, at all times during which it holds a put option,  own the security  covered by such option.

A put  option  purchased  by a  Fund  gives  it the  right  to  sell  one of its securities  for an  agreed  price up to an  agreed  date.  The  Funds  intend to purchase put options, at the discretion of the subadvisors,  in order to protect against a decline  in the  market  value of the  underlying  security  below the exercise  price less the premium paid for the option  ("protective  puts").  The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated  security in its portfolio without actually selling the security.
If the  security  does not drop in  value,  a Fund  will  lose the  value of the premium  paid.  A Fund may sell a put option  that it has  previously  purchased prior to the sale of the  securities  underlying  such  option.  Such  sale will result in a net gain or loss,  depending  on whether the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option that is sold.

A Fund may sell a put  option  purchased  on  individual  portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates the Fund's  position by selling an option of the same series as the option previously purchased.

Writing Put Options--A Fund also may write put options on a secured basis, which means that a Fund will  maintain  in a  segregated  account  with the  Custodian
Segregated Assets in an amount not less than the exercise price of the option at all times during the option period.  The amount of Segregated Assets held in the segregated  account will be adjusted on a daily basis to reflect  changes in the market prices of the  securities  covered by the put option written by the Fund.
Secured  put  options  will  generally  be  written  in  circumstances  where  a subadvisor wishes to purchase the underlying  security for a Fund's portfolio at a price lower than the current  market price of the security.  In such event,  a
Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following  the  writing  of a put  option,  a Fund  may  wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. A Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

                                       9

Index Options

A Fund may  purchase  exchange-listed  call  options  on stock and fixed  income indices,  and sell  such  options  in  closing  sale  transactions  for  hedging purposes.  A Fund also may  purchase  call  options  on indices  primarily  as a substitute  for taking  positions in certain  securities or a particular  market segment.  A Fund also may purchase  call options on an index to protect  against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition,  a Fund may purchase put options on stock and fixed income indices, and sell such  options in closing  sale  transactions.  A Fund may  purchase put options on broad market indices in order to protect its fully invested portfolio from a general market  decline.  Put options on market segments may be bought to protect a Fund from a decline in value of  heavily  weighted  industries  in the
Fund's portfolio. Put options on stock and fixed income indices also may be used to protect a Fund's investments in the case of one or more major redemptions.

A Fund also may write  (sell)  put and call  options  on stock and fixed  income indices.  While the option is open, a Fund will  maintain a  segregated  account with the Custodian in an amount equal to the market price of the option.

Options on indices  are similar to regular  options  except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the  closing  level of the index upon which the option is based is greater  than
(in the case of a call) or less than (in the case of a put) the  exercise  price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in
U.S.  dollars times a specified  multiplier (the  "multiplier").  The indices on which options are traded include both U.S. and non-U.S. markets.

Special Risks of Options on Indices

A Fund's  purchase of options on indices will subject it to the risks  described below.

Because the value of an index option  depends upon movements in the level of the index  rather  than the  price of a  particular  security,  whether  a Fund will realize a gain or loss on the  purchase  of an option on an index  depends  upon movements  in the level of prices in the market  generally  or in an industry or market  segment,  rather than  movements in the price of a particular  security.
Accordingly,  successful  use by a Fund of  options  on  indices is subject to a subadvisor's  ability to predict  correctly  the  direction  of movements in the market  generally or in a particular  industry or market segment.  This requires different  skills  and  techniques  than  predicting  changes  in the  prices of individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted,  causing  the trading of options on that index to be  halted.  If a trading  halt  occurred,  a Fund would not be able to close out options  that it had  purchased  and the Fund may incur  losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be settled on the basis of a

                                       10

closing  index  value  that  may  not  reflect  current  price  information  for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final  determination  of the closing  index value for that day,  the Fund runs the risk that the level of the  underlying  index may change  before  closing.  If such a change causes the exercised option to fall  "out-of-the-money," a Fund will be required to pay the difference  between the closing index value and the exercise price of the option
(times the applicable multiplier) to the assigned writer. Although a Fund may be able to  minimize  this risk by  withholding  exercise  instructions  until just before the daily  cutoff time or by selling  rather than  exercising  the option when the index level is close to the exercise  price,  it may not be possible to eliminate  this risk entirely  because the cutoff times for index options may be earlier  than  those  fixed  for other  types of  options  and may occur  before definitive closing index values are announced.

Rule 144A and Illiquid Securities

A Fund may  invest  in  securities  that are  exempt  under  Rule  144A from the registration requirements of the 1933 Act. Those securities purchased under Rule
144A are traded among qualified institutional investors.

The Board has instructed  each  subadvisor to consider the following  factors in determining  the liquidity of a security  purchased  under Rule 144A for a Fund:
(i) the security can be sold within seven days at approximately  the same amount at which it is valued by the Fund;  (ii) there is reasonable  assurance that the security will remain marketable  throughout the period it is expected to be held by the Fund,  taking into account the actual  frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the  security;  (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue;  and (vi) for Rule
144A securities that are also exempt from registration  under Section 3(c)(7) of the 1940 Act, there is a sufficient market of "qualified purchasers" (as defined in the 1940 Act) to assure that the security will remain  marketable  throughout the period the  security  is expected  to be held by the Fund.  Although  having delegated  the  day-to-day  functions,  the Board will  continue  to monitor and periodically review the subadvisors' selections of Rule 144A securities, as well
as  the  subadvisors'  determinations  as  to  their  liquidity.   Investing  in
securities  under Rule 144A could have the effect of  increasing  the level of a
Fund's illiquidity to the extent that qualified institutional buyers become, for a time,  uninterested in purchasing  these  securities.  After the purchase of a security under Rule 144A, however, the Board and the subadvisor will continue to monitor the  liquidity of that security to ensure that the Fund has no more than
15% of its net assets in illiquid securities.

A Fund will limit its investments in securities that the Fund is restricted from selling to the public  without  registration  under the 1933 Act to no more than
15% of the Fund's net  assets,  excluding  restricted  securities  eligible  for resale  pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Board, which include continuing oversight by the Board.

                                       11

If a subadvisor  determines that a security  purchased for a Fund in reliance on
Rule 144A that was previously  determined to be liquid, is no longer liquid and, as a result,  the Fund's holdings of illiquid  securities  exceed the Fund's 15%
limitation on investments in such securities, the subadvisor will determine what action  shall be taken to  ensure  that the Fund  continues  to  adhere  to such limitation,  including disposing of illiquid assets, which may include such Rule
144A securities.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such  purchases are  consistent  with the Fund's  investment  objective and restrictions  and are permitted  under the 1940 Act. The 1940 Act requires that, as determined  immediately after a purchase is made, (i) not more than 5% of the value of a Fund's  total  assets will be invested in the  securities  of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding  voting stock of any one investment company will be owned by a Fund.  Certain  exceptions to these  limitations  may apply.  As a shareholder of another  investment  company, a Fund would bear, along with other shareholders,  the Fund's pro rata  portion  of the other  investment  company's expenses,  including  advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Issuer Location

A Fund considers a number of factors to determine  whether an investment is tied to a  particular  country,  including  whether:  the  investment  is  issued  or guaranteed  by a  particular  government  or  any  of  its  agencies,  political subdivisions,  or  instrumentalities;  the  investment  has its primary  trading market in a  particular  country;  the  issuer is  organized  under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country; the investment is included in an index representative of a particular  country or region;  and the  investment  is exposed to the  economic fortunes and risks of a particular country.

Short Sales

A Fund  may  from  time to time  sell  securities  short.  In the  event  that a subadvisor  anticipates that the price of a security will decline,  the Fund may sell the  security  short and  borrow the same  security  from a broker or other institution  to  complete  the  sale.  A Fund  will  incur a  profit  or a loss, depending  upon whether the market price of the security  decreases or increases between  the date of the short sale and the date on which the Fund must  replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential,  and short sales  involve  special  considerations.  Risks of short sales include the risk that possible losses from short sales may be unlimited  (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested,  and a Fund may be unable to replace a borrowed security sold short.

When-Issued Securities

A Fund may purchase  securities offered on a "when-issued" or "forward delivery"
basis. When so offered,  the price, which is generally expressed in yield terms, is fixed at the time the

                                       12

commitment to purchase is made, but delivery and payment for the  when-issued or forward  delivery  securities  take  place at a later  date.  During  the period between  purchase  and  settlement,  no payment is made by the  purchaser to the issuer and no interest on the when-issued or forward  delivery  security accrues to the purchaser.  While when-issued or forward delivery  securities may be sold prior to the  settlement  date,  it is intended  that a Fund will  purchase such securities  with the purpose of actually  acquiring  them unless a sale  appears desirable for  investment  reasons.  At the time a Fund makes the  commitment to purchase a security on a when-issued or forward  delivery  basis,  the Fund will record the  transaction and reflect the value of the security in determining its net asset value. The market value of a when-issued or forward delivery  security may be more or less than the  purchase  price.  The Trust and the Advisor do not believe  that a Fund's net asset value or income will be  adversely  affected by its purchase of securities  on a  when-issued  or forward  delivery  basis.  The
Custodian  will maintain  Segregated  Assets equal in value to  commitments  for when-issued or forward delivery securities.  The Segregated Assets maintained by a Fund with respect to any when-issued or forward  delivery  securities shall be liquid,  unencumbered,  and  marked-to-market  daily, and such Segregated Assets shall be maintained in accordance with pertinent SEC positions.

Exchange-Traded Index Securities

Subject to the limitations on investment in investment  company securities and a
Fund's own investment  objective,  each Fund may invest in exchange-traded index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly  based  portfolio of common  stocks,  including the risk that the general level of stock prices may decline,  thereby adversely affecting the value of the Fund's  investment.  These  securities  generally  bear certain operational expenses. To the extent that a Fund invests in these securities, the
Fund must bear these expenses in addition to the expenses of its own operation.

Equity Funds

Equity Securities

A Fund may invest in a broad range of equity  securities  of U.S.  and  non-U.S.
issuers,   including  common  stocks  of  companies  or  closed-end   investment
companies,  preferred stocks,  debt securities  convertible into or exchangeable for common  stock,  securities  such as warrants or rights that are  convertible into common stock and  sponsored or  unsponsored  American,  European and Global
depositary  receipts   (together,   "Depositary   Receipts").   The  issuers  of
unsponsored   Depositary   Receipts  are  not  obligated  to  disclose  material
information in the United States.

Convertible Securities

Each Equity Fund,  as well as the MGI Core  Opportunistic  Fixed Income Fund and the MGI High Yield Fixed Income Fund, may invest in convertible  securities that generally  offer lower  interest or dividend  yields than  non-convertible  debt securities of similar quality.  The value of convertible  securities may reflect changes in the value of the  underlying  common  stock.  Convertible  securities entail less credit risk than the issuer's  common stock because they rank senior to common stock.

                                       13

Convertible  securities  entitle the holder to  exchange  the  securities  for a specified  number of shares of common  stock,  usually of the same  company,  at specified  prices  within a certain  period of time and to receive  interest  or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company's capital structure.  In the case of subordinated convertible debentures,  the holder's claims on assets and earnings are  subordinated  to the claims of other creditors and are senior to the claims of  preferred  and  common  shareholders.  In the case of  preferred  stock  and convertible  preferred  stock,  the  holder's  claim on assets and  earnings are subordinated  to the  claims of all  creditors  but are  senior to the claims of common shareholders. As a result of their ranking in a company's capitalization, convertible  securities  that are  rated by  nationally  recognized  statistical rating organizations generally are rated below other obligations of the company, and many convertible  securities  either are rated below investment grade or are not rated. See "Lower Rated Debt Securities" in this SAI.

Real Estate Investment Trusts

Real estate  investment  trusts  ("REITs") pool investors' funds for investment, primarily  in  income  producing  real  estate or real  estate-related  loans or interests.  A REIT is not taxed on income  distributed  to its  shareholders  or unitholders  if  it  complies  with  regulatory  requirements  relating  to  its organization,  ownership,  assets and income, and with a regulatory  requirement that it  distribute  to its  shareholders  or  unitholders  at least  90% of its taxable  income for each taxable  year.  Generally,  REITs can be  classified as
Equity REITs,  Mortgage REITs, or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital  gains from  appreciation  realized  through  property  sales.
Equity  REITs are  further  categorized  according  to the types of real  estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities,  manufactured housing and mixed-property  types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest  payments.
Hybrid  REITs  combine the  characteristics  of both Equity  REITs and  Mortgage
REITs.

A shareholder in a Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be  affected  by  changes  in the value of their  underlying  properties  and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of  the  credit  extended.  Furthermore,  REITs  are  dependent  on  specialized management  skills.  Some  REITs  may have  limited  diversification  and may be subject to risks inherent in investments in a limited number of properties, in a narrow  geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make  distributions  to  shareholders  or
unitholders,   and  may  be   subject   to   defaults   by   borrowers   and  to
self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the 1940 Act.

                                       14

Private Equity Investments in Public Equity

The Funds may purchase equity  securities in a private placement that are issued by issuers who have outstanding,  publicly-traded  equity securities of the same class  ("private  investments  in public  equity" or  "PIPEs").  Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is  completed.  This  restricted  period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot  freely  trade the  securities.  Generally,  such restrictions  cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified  financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered,  or that the registration will remain in effect.

Fixed Income Funds

Eurodollar Securities

A Fund may invest in Eurodollar securities, which are fixed income securities of a U.S.  issuer or a foreign  issuer that are issued  outside the United  States.
Interest and dividends on Eurodollar securities are payable in U.S. dollars.

Lower Rated Debt  Securities (MGI Core  Opportunistic  Fixed Income Fund and MGI
High Yield Fixed Income Fund only)
Fixed income  securities rated lower than Baa by Moody's or BBB by S&P are below investment  grade and are  considered to be of poor  standing and  predominantly speculative.  Such  securities  ("lower  rated debt  securities")  are  commonly referred to as "junk  bonds" and are subject to a  substantial  degree of credit risk.  Lower rated debt  securities  may be issued as a consequence of corporate
restructurings,   such  as  leveraged  buy-outs,  mergers,  acquisitions,   debt
recapitalizations,  or similar  events.  Also,  lower rated debt  securities are often issued by smaller,  less  creditworthy  companies  or by highly  leveraged
(indebted)  firms,  which are generally less able than more  financially  stable firms to make scheduled payments of interest and principal.  Certain convertible securities  also  may be  rated  below  investment  grade.  The  risks  posed by securities issued under such circumstances are substantial.

In the past,  the high yields from lower  rated debt  securities  have more than compensated for the higher default rates on such securities.  However, there can be no assurance that  diversification  will protect a Fund from  widespread bond defaults  brought about by a sustained  economic  downturn,  or that yields will continue to offset  default rates on lower rated debt  securities in the future.
Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations  during an economic  downturn or during sustained periods of rising interest rates may be impaired. In addition,  such issuers may not have more  traditional  methods of  financing  available  to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by an issuer is  significantly  greater  for the  holders  of lower  rated  debt securities  because such  securities may be unsecured and may be subordinated to other  creditors of the issuer.  Further,  an economic  recession  may result in default levels with respect to such securities in excess of historic averages.

                                       15

The value of lower rated debt securities will be influenced not only by changing interest rates,  but also by the bond market's  perception of credit quality and the  outlook  for  economic  growth.  When  economic  conditions  appear  to  be deteriorating,  lower rated debt  securities  may decline in market value due to investors'  heightened  concern over credit  quality,  regardless  of prevailing interest rates.

Especially at such times,  trading in the secondary  market for lower rated debt securities may become thin and market  liquidity may be  significantly  reduced.
Even under normal conditions,  the market for lower rated debt securities may be less liquid than the market for  investment  grade  corporate  bonds.  There are fewer securities  dealers in the high yield market and purchasers of lower rated debt securities are concentrated among a smaller group of securities dealers and institutional  investors.  In periods of reduced market  liquidity,  lower rated debt securities' prices may become more volatile and a Fund's ability to dispose of particular securities when necessary to meet the Fund's liquidity needs or in response  to  a  specific  economic  event,  such  as  a  deterioration  in  the creditworthiness of the issuer, may be adversely affected.

Lower rated debt  securities  frequently  have call or redemption  features that would permit an issuer to  repurchase  the security  from a Fund. If a call were exercised by the issuer  during a period of  declining  interest  rates,  a Fund likely  would  have to  replace  such  called  security  with a  lower  yielding security,  thus  decreasing  the  net  investment  income  to the  Fund  and any dividends to investors.

Besides credit and liquidity  concerns,  prices for lower rated debt  securities may be affected by legislative and regulatory  developments.  For example,  from time to time,  Congress has considered  legislation to restrict or eliminate the
corporate  tax  deduction  for  interest  payments  or  to  regulate   corporate
restructurings such as takeovers or mergers.  Such legislation may significantly depress the prices of outstanding lower rated debt securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher  rated  securities,  including  risk of untimely  interest and principal  payment,  default,  price  volatility  and may  present  problems  of liquidity, valuation, and currency risk.

Inflation Protected Securities

Inflation  protected  securities  are debt  securities  whose  principal  and/or interest  payments are adjusted for inflation,  unlike debt securities that make fixed principal and interest payments.  Inflation  protected  securities include
Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury.  The interest rate paid by TIPS is fixed, while the principal value  rises or falls  based on  changes in a  published  Consumer  Price  Index
("CPI").  Thus, if inflation occurs,  the principal and interest payments on the
TIPS are adjusted  accordingly  to protect  investors  from  inflationary  loss.
During a  deflationary  period,  the principal and interest  payments  decrease, although the TIPS'  principal  amounts will not drop below their face amounts at maturity.  In exchange for the inflation  protection,  TIPS  generally pay lower interest rates than typical U.S. Treasury  securities.  Only if inflation occurs will TIPS offer a higher  real yield than a  conventional  Treasury  bond of the same maturity.

                                       16

Other  issuers  of  inflation  protected  debt  securities  include  other  U.S.
government agencies or instrumentalities, corporations, and foreign governments.
There can be no  assurance  that the CPI or any  foreign  inflation  index  will accurately  measure  the real  rate of  inflation  in the  prices  of goods  and services.  Moreover,  there can be no assurance  that the rate of inflation in a foreign  country  will be  correlated  to the rate of  inflation  in the  United
States.

Pay-In-Kind Bonds

A Fund may invest in pay-in-kind  bonds.  Pay-in-kind  bonds are securities that pay interest through the issuance of additional  bonds. A Fund will be deemed to receive  interest  over the life of such  bonds and may be treated  for  federal income tax  purposes as if interest  were paid on a current  basis,  although no cash  interest  payments are received by the Fund until the cash payment date or until the bonds mature.

Mortgage-Backed Securities, Mortgage Pass-Through Securities, and Collateralized
Mortgage Obligations ("CMOs")

A Fund also may invest in  mortgage-backed  securities,  which are  interests in pools of  mortgage  loans,  including  mortgage  loans made by savings  and loan institutions,  mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. A Fund also may invest in debt securities  that are secured with collateral  consisting
of   mortgage-backed   securities,   such  as  CMOs,   and  in  other  types  of
mortgage-related securities.

The principal issuers of mortgage-related securities are the Government National
Mortgage  Association  ("GNMA"),  Fannie  Mae  and  Freddie  Mac.  The  type  of government guarantees, if any, supporting mortgage-related securities depends on the issuers of the  securities.  The timely payment of principal and interest on mortgage-backed  securities  issued or  guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government. These guarantees,  however, do not apply to the market value of Fund shares.  Also,  securities  issued by GNMA and other  mortgage-backed  securities  may be  purchased  at a premium over the maturity value of the underlying  mortgages.  This premium is not guaranteed and would be lost if prepayment  occurs.  Mortgage-backed  securities issued by U.S.
government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations.  Certain  obligations,  such as those issued by the Federal
Home Loan  Bank are  supported  by the  issuer's  right to borrow  from the U.S.
Treasury,  while others,  such as those issued by Fannie Mae, are supported only by the credit of the issuer.  Unscheduled  or early  payments on the  underlying mortgages may shorten the securities' effective maturities and reduce returns. A
Fund may agree to purchase or sell these  securities  with  payment and delivery taking place at a future date. A decline in interest  rates may lead to a faster rate of repayment of the underlying  mortgages and expose a Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed  securities held by the Fund may not appreciate as rapidly as the price of noncallable  debt securities.

                                       17

Interests in pools of mortgage-backed securities differ from other forms of debt securities,  which  normally  provide for periodic  payment of interest in fixed amounts with principal  payments at maturity or specified  call dates.  Instead, these  securities  provide a monthly  payment that consists of both interest and principal  payments.  In effect,  these  payments  are a  "pass-through"  of the monthly  payments made by the individual  borrowers on their mortgage loans, net of any fees  paid to the  issuer or  guarantor  of such  securities.  Additional payments are caused by  repayments of principal  resulting  from the sale of the underlying property,  refinancing, or foreclosure, net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by GNMA)
are described as "modified pass-through." These securities entitle the holder to receive all interest and principal  payments owed on the mortgage  pool,  net of certain fees, at the scheduled  payments dates  regardless of whether or not the mortgagor actually makes the payment.

Any discount  enjoyed on the purchases of a  pass-through  type  mortgage-backed security will likely  constitute market discount.  As a Fund receives  principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the  "accrued  market  discount."  Market discount is to be accrued  either under a constant rate method or a proportional method.  Pass-through type mortgage-backed  securities purchased at a premium to their face value will be subject to a similar rule  requiring  recognition of an offset to ordinary  interest  income,  an amount of premium  attributable to the receipt of principal.  The amount of premium recovered is to be determined using a method  similar  to that in place  for  market  discount.  A Fund may elect to accrue  market  discount  or  amortize  premium  notwithstanding  the  amount of principal  received.  Such election will apply to all bonds held and  thereafter acquired  unless  permission  is granted  by the  Commissioner  of the  Internal
Revenue Service to change such method.

Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers,  and other  secondary  market issuers also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual loan,  title,  pool, and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness  of the  issuers  thereof  will be  considered  in  determining whether a mortgage-related security meets a Fund's investment quality standards.
There can be no assurance that the private insurers or guarantors can meet their obligations  under the  insurance  policies  or  guarantees,  even if through an examination of the loan  experience  and practices of the  originators/servicers and poolers,  a subadvisor  determines that the securities meet a Fund's quality standards.  Although  the market for such  securities  is becoming  increasingly liquid,  securities  issued by certain private  organizations may not be readily marketable.

A CMO is a debt  security on which  interest and prepaid  principal are paid, in most cases,  semi-annually.  CMOs may be  collateralized by whole mortgage loans but are more typically

                                       18

collateralized by portfolios of mortgage  pass-through  securities guaranteed by
GNMA, Freddie Mac, or Fannie Mae and their income streams.

CMOs  issued by  private  entities  are not  government  securities  and are not directly guaranteed by any government agency. They are secured by the underlying collateral  of the private  issuer.  Yields on  privately-issued  CMOs have been historically  higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more  sensitive to interest  rates than U.S.  government-issued  CMOs. For federal  income tax  purposes,  a Fund will be required to accrue income on CMOs using the "catch-up" method, with an aggregate prepayment assumption.

Dollar Rolls

A Fund may enter  into  dollar  rolls in which  the Fund  sells  securities  and simultaneously  contracts to repurchase  substantially  similar  securities on a specified  future date.  In the case of dollar rolls  involving  mortgage-backed securities,  the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold,  but will be  supported  by  different  pools of  mortgages.  A Fund forgoes  principal  and interest  paid during the roll period on the  securities sold in a dollar roll, but the Fund is compensated by the difference between the current  sales  price and the price for the  future  purchase  as well as by any interest  earned on the  proceeds of the  securities  sold. A Fund could also be compensated through receipt of fee income. The Funds intend to enter into dollar rolls only with government  securities dealers recognized by the Federal Reserve
Board, or with member banks of the Federal Reserve. The Trust does not believe a
Fund's obligations under dollar rolls are senior securities and accordingly, the
Funds,  as a matter of  non-fundamental  policy,  will not treat dollar rolls as being subject to their respective  borrowing or senior securities  restrictions.
In addition to the  general  risks  involved  in  leveraging,  dollar  rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-Be-Announced Securities

A  to-be-announced   mortgage-backed   security  ("TBA")  is  a  mortgage-backed
security,  such as a GNMA pass-through security,  that is purchased or sold with specific  pools  that will  constitute  that GNMA  pass-through  security  to be announced  on a future  settlement  date.  At the time of purchase of a TBA, the seller  does  not  specify  the  particular  mortgage-backed  securities  to  be delivered  but rather agrees to accept any  mortgage-backed  security that meets specified  terms.  A Fund and the seller  would agree upon the issuer,  interest rate, and terms of the underlying  mortgages,  but the seller would not identify
the  specific   underlying   mortgages   until  shortly  before  it  issues  the
mortgage-backed   security.  TBAs  increase  interest  rate  risks  because  the underlying mortgages maybe less favorable than anticipated by the Fund.

Other Mortgage-Backed Securities

The Advisor and the subadvisors expect that governmental, government-related, or private  entities  may create  mortgage  loan  pools and other  mortgage-related
securities   offering   mortgage   pass-through   and    mortgage-collateralized
investments in addition to those described above. The

                                       19

mortgages   underlying  these  securities  may  include   alternative   mortgage
instruments,  that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from  customary  long-term  fixed rate mortgages.  As new types of  mortgage-related  securities are developed and offered to investors, the Advisor and the subadvisors will, consistent with each
Fund's  investment  objective,  policies,  and quality  standards,  consider the appropriateness  of making  investments  in such new  types of  mortgage-related securities.

Asset-Backed Securities

A Fund  may  invest  a  portion  of its  assets  in debt  obligations  known  as
"asset-backed securities." Asset-backed securities are securities that represent a  participation  in, or are secured by and payable  from,  a stream of payments generated by  particular  assets,  most often a pool or pools of similar  assets
(e.g.,  receivables  on home equity and credit loans and  receivables  regarding automobile,  credit card, mobile home and recreational vehicle loans,  wholesale dealer floor plans, and leases).

The credit quality of asset-backed securities depends primarily upon the quality of the  underlying  assets and the level of credit  support  and/or  enhancement provided.  Asset-backed  securities are subject to the same prepayment  risks as mortgage-backed  securities.  For federal  income tax  purposes,  a Fund will be required  to accrue  income on  pay-through  asset-backed  securities  using the
"catch-up" method, with an aggregate prepayment assumption.

The credit quality of asset-backed  securities  depends  primarily on the credit quality of the assets  underlying such  securities,  how well the entity issuing the security is insulated  from the credit risk of the  originator  or any other affiliated  entities,  and the amount and quality of any credit support provided to the  securities.  The rate of principal  payment on  asset-backed  securities generally  depends on the rate of principal  payments received on the underlying assets  that,  in turn,  may be  affected  by a variety  of  economic  and other factors.  As a result,  the yield on any  asset-backed  security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated  yield to maturity.  Asset-backed  securities  may be  classified as
"pass-through certificates" or "collateralized obligations."

Due to the shorter maturity of the collateral backing  asset-backed  securities, there is less of a risk of  substantial  prepayment  than  with  mortgage-backed securities.  Such asset-backed securities do, however, involve certain risks not associated  with  mortgage-backed  securities,  including the risk that security interests  cannot  be  adequately,  or in  many  cases,  ever,  established.  In addition, with respect to credit card receivables, a number of state and federal consumer  credit laws give debtors the right to set off certain  amounts owed on the credit  cards,  thereby  reducing the  outstanding  balance.  In the case of automobile  receivables,  there is a risk that the holders may not have either a proper  or  first  security  interest  in all of the  obligations  backing  such receivables due to the large number of vehicles  involved in a typical  issuance
and  technical   requirements  under  state  laws.   Therefore,   recoveries  on
repossessed  collateral  may not always be available to support  payments on the securities.

Examples of credit  support  arising  out of the  structure  of the  transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on

                                       20

the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments,  sometimes funded from a portion of the payments on the underlying  assets,  are held in reserve  against future losses), and "over  collateralization"  (where the scheduled payments on, or the principal amount of, the underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit support  provided for each issue is generally based on historical  credit information  respecting the level of credit risk  associated with the underlying assets.  Delinquencies or losses in excess of those  anticipated could adversely affect the return on an investment in such issue.

The MGI Core Opportunistic Fixed Income Fund and the MGI High Yield Fixed Income
Fund may invest in  collateralized  debt  obligations  ("CDOs"),  which  include
collateralized  bond  obligations   ("CBOs")  and  other  similarly   structured
securities. CDOs and CBOs are types of asset-backed securities. A CBO is a trust that is backed by a  diversified  pool of below  investment  grade fixed  income securities.  CDOs may charge  management fees and  administrative  expenses.  In addition to the normal risks associated with fixed income  securities  discussed elsewhere  in this  SAI and the  Funds'  Prospectuses  (i.e.,  credit  risk  and interest rate risk), CDOs carry additional risks, including, but not limited to:
(i) the possibility that  distributions  from collateral  securities will not be adequate to make interest or other payments;  (ii) the quality of collateral may decline  in value  or  default;  (iii)  the Fund  may  invest  in CDOs  that are subordinate to other classes;  and (iv) the complex  structure of the securities may produce unexpected investment results.

Equipment Trust Certificates

A Fund  may  invest  in  equipment  trust  certificates.  The  proceeds  of such certificates are used to purchase equipment,  such as railroad cars,  airplanes, or other  equipment,  which in turn serve as collateral for the related issue of certificates.  The  equipment  subject  to a  trust  generally  is  leased  by a railroad,  airline, or other business, and rental payments provide the projected cash  flow  for the  repayment  of  equipment  trust  certificates.  Holders  of
equipment  trust   certificates  must  look  to  the  collateral   securing  the
certificates, and any guarantee provided by the lessee or any parent corporation for the  payment of lease  amounts,  in the case of  default  in the  payment of principal and interest on the certificates.

Zero Coupon and Delayed Interest Securities

A Fund may invest in zero coupon or delayed  interest  securities,  which pay no cash income until maturity or a specified date when the securities  begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity.  When held to maturity or cash payment  date,  the entire income of such securities, which consists of accretion of discount, comes from the  difference  between the purchase  price and their value at maturity or cash  payment  date.  The  market  prices of zero  coupon and  delayed  interest securities  are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities  having  similar  maturities and credit qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing interest rates than debt obligations of comparable maturities that make current  distributions of interest (cash).  Zero coupon  convertible  securities offer the opportunity for capital appreciation as

                                       21

increases (or decreases) in market value of such  securities  closely follow the movements  in the market  value of the  underlying  common  stock.  Zero  coupon convertible  securities  generally  are  expected to be less  volatile  than the underlying  common stocks as they usually are issued with short  maturities  (15
years  or  less)  and  are  issued  with  options  and/or  redemption   features
exercisable by the holder of the  obligation  entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities  include securities issued directly by the U.S. Treasury, and U.S.  Treasury  bonds or notes  and their  unmatured  interest  coupons  and receipts for their underlying principal ("coupons") which have been separated by their holder,  typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying  principal (the "corpus")
of the U.S.  Treasury  security.  A number of  securities  firms and banks  have stripped  the  interest  coupons and  receipts and then resold them in custodial receipt  programs with a number of different names,  including  "Treasury Income
Growth  Receipts"  ("TIGRS") and Certificate of Accrual on Treasuries  ("CATS").
The underlying U.S.  Treasury bonds and notes  themselves are held in book-entry form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e., unregistered  securities  which are  owned  ostensibly  by the  bearer or holder thereof), in trust on behalf of the owners thereof.

The Federal  Reserve program as established by the U.S.  Treasury  Department is known as "STRIPS" or "Separate  Trading of Registered  Interest and Principal of
Securities."  Under  the  STRIPS  program,  a Fund  will be  able  to  have  its beneficial  ownership  of  zero  coupon  securities  recorded  directly  in  the book-entry  recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S.  Treasury  obligations have been stripped of their unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical  to the zero coupon  securities  that the U.S.  Treasury sells  itself.  These  stripped  securities  are  also  treated  as zero  coupon securities with original issue discount for tax purposes.

Structured Notes

Structured  notes are  derivative  debt  securities,  the  interest  rate and/or principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference to changes in the return,  interest rate, or value at maturity of a specific asset, reference rate, or index (the "reference  instrument") or the relative change in two or more  reference  instruments.  The interest rate or the principal  amount payable upon  maturity or redemption  may be increased or  decreased,  depending upon changes in the applicable  reference  instruments.  Structured notes may be positively or negatively  indexed, so that an increase in value of the reference instrument  may produce an increase or a decrease in the interest  rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the  structured  note at maturity may be  calculated as a specified multiple of the

                                       22

change in the value of the reference;  therefore,  the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other  types of debt  securities  because  the  investor  bears  the risk of the reference instrument.  Structured notes also may be more volatile,  less liquid, and more  difficult to  accurately  price than less complex  securities  or more traditional debt securities.

Foreign  Securities(Applicable  to Funds  other  than the MGI US Short  Maturity
Fixed Income Fund, as described in the Prospectuses)

Investors  should  recognize that investing in foreign issuers  involves certain considerations,  including those set forth in the Funds' Prospectuses, which are not typically associated with investing in U.S. issuers. Since the securities of foreign companies are frequently  denominated in foreign  currencies,  and since the Funds may temporarily  hold uninvested  reserves in bank deposits in foreign currencies,  the Funds will be affected  favorably or  unfavorably by changes in currency  rates and in  exchange  control  regulations  and may  incur  costs in connection with conversions between various currencies.  The investment policies of the  Funds  permit  them to enter  into  forward  foreign  currency  exchange contracts, futures, options, and interest rate swaps in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Forward Foreign Currency Contracts

The Funds may  purchase  or sell  currencies  and/or  engage in forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between  currency  traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no  deposit  requirement  and no commissions  are  charged at any stage for  trades.  The Funds will  account for forward  contracts by  marking-to-market  each day at current  forward  contract values.

The Funds will only enter into forward  contracts to sell, for a fixed amount of
U.S. dollars or other appropriate  currency,  an amount of foreign currency,  to the  extent  that the value of the short  forward  contract  is  covered  by the
underlying  value  of  securities   denominated  in  the  currency  being  sold.
Alternatively,  when a Fund enters into a forward  contract to sell an amount of foreign  currency,  the Fund's custodian or sub-custodian  will place Segregated
Assets in a segregated  account of the Fund in an amount not less than the value of the  Fund's  total  assets  committed  to the  consummation  of such  forward contracts.  If the additional Segregated Assets placed in the segregated account decline,  additional cash or securities will be placed in the account on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

Non-Deliverable Forwards

The Funds may, from time to time, engage in non-deliverable forward transactions to manage  currency  risk or to gain exposure to a currency  without  purchasing securities  denominated  in  that  currency.  A  non-deliverable  forward  is  a transaction  that  represents  an  agreement  between a Fund and a  counterparty
(usually a commercial bank) to buy or sell a specified (notional) amount

                                       23

of a particular  currency at an agreed upon foreign  exchange  rate on an agreed upon future  date.  Unlike  other  currency  transactions,  there is no physical delivery  of  the  currency  on  the  settlement  of a  non-deliverable  forward transaction.  Rather,  the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully  convertible  currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable  forward agreement and the actual exchange rate on the  agreed  upon  future  date.  Thus,  the  actual  gain or loss of a given
non-deliverable   forward   transaction   is  calculated  by   multiplying   the
transaction's  notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

Since a Fund  generally  may only close out a  non-deliverable  forward with the particular  counterparty,  there is a risk that the counterparty will default on its obligation under the agreement.  If the counterparty defaults, the Fund will have contractual  remedies pursuant to the agreement related to the transaction, but there is no  assurance  that  contract  counterparties  will be able to meet their  obligations  pursuant  to such  agreements  or  that,  in the  event of a default,  a Fund will succeed in pursuing  contractual  remedies.  The Fund thus assumes  the risk  that it may be  delayed  in,  or  prevented  from,  obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition,  where the currency  exchange rates that are the subject of a given non-deliverable  forward  transaction  do not  move in the  direction  or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction.  The Fund's  investment  in a  particular  non-deliverable  forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies,  including economic,  political, and legal developments that impact the applicable countries,  as well as exchange control regulations of the applicable countries.  These risks are heightened when a non-deliverable forward transaction  involves  currencies  of emerging  market  countries  because  such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Options on Foreign Currencies

The Funds may  purchase  and write put and call  options on  foreign  currencies
(traded on U.S.  and foreign  exchanges or  over-the-counter  markets) to manage their  exposure  to  changes  in  currency  exchange  rates.  The Funds also may purchase  and write  options on foreign  currencies  for  hedging  purposes in a manner  similar to that in which  futures  contracts on foreign  currencies,  or forward contracts,  will be utilized.  For example, a decline in the U.S. dollar value of a foreign  currency in which portfolio  securities are denominated will reduce the U.S.  dollar  value of such  securities,  even if their  value in the foreign currency remains constant.  In order to protect against such diminutions in the value of  portfolio  securities,  a Fund may  purchase put options on the foreign  currency.  If the U.S.  dollar price of the currency does decline,  the
Fund  will  have the  right to sell  such  currency  for a fixed  amount in U.S.
dollars and will thereby offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely,  where a rise in the  U.S.  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the
U.S. dollar price of such securities, the Fund may purchase call options on such currency.

                                       24

The purchase of such options could offset,  at least  partially,  the effects of the  adverse  movement  in  exchange  rates.  As in the case of  other  types of options,  however,  the  benefit to the Fund to be  derived  from  purchases  of foreign  currency  options  will be  reduced by the  amount of the  premium  and related  transaction  costs. In addition,  where currency  exchange rates do not move in the  direction  or to the extent  anticipated,  the Fund  could  sustain losses on transactions in foreign  currency  options,  which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Funds may write options on foreign  currencies for the same types of hedging purposes.  For example,  where a Fund  anticipates a decline in the U.S.  dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of the Fund's portfolio securities will be offset by the amount of the premium received.

Similarly,  instead of purchasing a call option to hedge against an  anticipated increase in the U.S.  dollar cost of  securities  to be  acquired,  a Fund could write a put option on the relevant  currency  which, if rates move in the manner projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the  premium,  and only if exchange  rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase or sell the  underlying  currency at a loss, which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign currencies,  the Fund also may be required to forego all or a portion of the benefit that might  otherwise  have been obtained from  favorable movements in exchange rates.

The Funds also may engage in options  transactions for non-hedging  purposes.  A
Fund  may  use  options  transactions  to gain  exposure  to a  currency  when a subadvisor  believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Funds may write  covered call options on foreign  currencies.  A call option written  on a  foreign  currency  by a Fund is  "covered"  if the Fund  owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash  consideration held in a segregated account by the custodian bank)  upon  conversion  or  exchange  of  other  foreign  currency  held in its portfolio.  A call  option  is also  covered  if the Fund has a call on the same foreign  currency and in the same principal amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call  written,  or (b) is  greater  than the  exercise  price of the call written if the  difference is  maintained by the Fund in Segregated  Assets in a segregated account with its custodian bank.

With  respect to writing put options,  at the time the put is written,  the Fund will  establish a  segregated  account with its  custodian  bank  consisting  of
Segregated  Assets in an amount  equal in value to the  amount  the Fund will be required to pay upon exercise of the put. The account will

                                       25

be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

Other Investments(Applicable to All Funds)

The Board may, in the future,  authorize  a Fund to invest in  securities  other than those listed in this SAI and in the Prospectuses,  provided such investment would be consistent with that Fund's investment  objective and that it would not violate any fundamental  investment policies or restrictions  applicable to that
Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund  without the  approval of a majority of the  outstanding voting  securities  (as defined in the 1940 Act) of the Fund.  Unless  otherwise indicated,  all percentage  limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a  relative  change in  values or from a change in a Fund's  total assets will not be considered a violation. Each Fund may not:

     (i)  Purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent the Fund from  investing  in issuers  which  invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (ii) Purchase or sell  commodities,  except  that the Fund may  purchase or sell  currencies,  may enter into  futures  contracts  on  securities, currencies and other indices, or any other financial instruments,  and may purchase and sell options on such futures contracts;

     (iii) Issue securities senior to the Fund's presently  authorized shares of beneficial  interest,  to  the  extent  such  issuance  would  violate applicable law;

     (iv) Make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (v)  Borrow money to the extent such  borrowing  would  violate  applicable law;

     (vi) Concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed  by  the  U.S.  government  or  any  of  its  agencies,  or securities of other investment companies); and

                                       26

     (vii) Underwrite the securities of other issuers,  except that the Fund may engage in  transactions  involving the  acquisition,  disposition,  or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the 1933 Act.

MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for managing the business and affairs of the Trust. The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Funds.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor,  are listed below. The address of each executive  officer of the Trust, other than Mr.  Goldenberg  and Ms. Lo  Bessette,  is  Investors  Way,  Norwood,
Massachusetts  02062. The address of Mr.  Goldenberg and Ms. Lo Bessette is 1166
Avenue of the Americas, New York, New York 10036.

Independent Trustees

                                                                                      Number of
                                              Term of                                Portfolios
                                             Office(1)                                 in Fund
                              Position(s)   and Length                                Complex*          Other
       Name, Address          Held with      of Time      Principal Occupation(s)   Overseen by     Directorships
          and Age                Trust        Served        During Past 5 Years        Trustee     Held by Trustee

Robert L. Ash                Chairman and   Since 2005   Mr. Ash is retired. He           8              None
1166 Avenue of the Americas  Trustee                     is a member of the Board
New York, NY 10036                                       of Advisors of Merganser
(60)                                                     Capital Management since
                                                         2006. He was the Chief
                                                         Executive Officer of EBB
                                                         Services, Inc., a
                                                         financial services
                                                         company, from October
                                                         2004 to February 2006.
                                                         Mr. Ash served as the
                                                         Chief Executive Officer
                                                         and Senior Managing
                                                         Director of Fleet
                                                         Investment Management
                                                         from 1997 to 2001.

Harrison M. Bains, Jr.       Trustee        Since 2005   Mr. Bains is retired. He         8              None
1166 Avenue of the Americas                              was Vice President and
New York, NY 10036                                       Treasurer of
(63)                                                     Bristol-Myers Squibb Co.
                                                         from 1988 to 2004.

Adela M. Cepeda              Trustee        Since 2005   Ms. Cepeda is Founder            8        Ms. Cepeda
A.C. Advisory, Inc.                                      and President of A.C.                     chairs the

                                       27

161 No. Clark Street                                     Advisory, Inc. since                      Board of
Suite 4975                                               1995.                                     Directors of
Chicago, IL 60601                                                                                  Alta Capital
(48)                                                                                               Group LLC
                                                                                                   (broker-dealer)
                                                                                                   and she is a
                                                                                                   director of
                                                                                                   Lincoln
                                                                                                   National Income
                                                                                                   Fund, Inc., The
                                                                                                   UBS Funds, UBS
                                                                                                   Relationship
                                                                                                   Funds, Fort
                                                                                                   Dearborn Income
                                                                                                   Securities,
                                                                                                   Inc., SMA
                                                                                                   Relationship
                                                                                                   Trust, and the
                                                                                                   Amalgamated
                                                                                                   Bank of Chicago.
Interested Trustee

Phillip J. de Cristo**       Trustee,       Since 2006   Mr. de Cristo is                 8              None
 (45)                        President                   President of Mercer
                             and Chief                   Global Investments, Inc.
                             Executive                   since 2006. Prior to
                             Officer                     2006, Mr. de Cristo was
                                                         a managing director for
                                                         Fidelity Pension
                                                         Management, a division
                                                         of Fidelity Investments
                                                         and part of the
                                                         international arm of
                                                         Fidelity Investments.

(1)  Each Trustee holds office for an indefinite term.

*    The "Fund Complex" consists of the Trust, which has eight portfolios.

**   Mr. de Cristo is  considered to be an  "interested  person" of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

                                       28

Officers

The executive officers of the Trust not named above are:

                                              Term of
                            Position(s)     Office+ and
                           Held with the     Length of
      Name and Age             Trust        Time Served          Principal Occupation(s) During Past 5 Years

Ravi B. Venkataraman       Vice            Since 2005     Mr.  Venkataraman  is Chief  Investment  Officer,  Mercer
(38)                       President and                  Global  Investments,  Inc. since 2004.  Mr.  Venkataraman
                           Chief                          was Principal and Head of the Northeast  Region of Mercer
                           Investment                     Investment Consulting, Inc. from 2000 to 2003.
                           Officer

Richard S. Joseph          Vice            Since 2005     Mr.  Joseph is Chief  Operating  Officer,  Mercer  Global
(41)                       President,                     Investments,  Inc.  since  2005.  Mr.  Joseph  was  Chief
                           Treasurer,                     Operating Officer of Pioneer  Investments from March 2004
                           and Principal                  to June 2004, Chief Operating  Officer of  AdvisorCentral
                           Accounting                     LLC from 2001 to 2004,  and Executive  Vice President and
                           Officer                        Chief Operating Officer,  Fleet Financial Group from 1996
                                                          to 2001.

Cynthia Lo Bessette        Vice            Since 2005     Ms. Lo Bessette is a Senior  Corporate  Counsel of Mercer
(37)                       President,                     Global  Investments,  Inc. since 2005. From 2004 to 2005,
                           Secretary,                     Ms. Lo  Bessette  was a  Counsel  with  Dimensional  Fund
                           and Chief                      Advisors  Inc.  From 2001 to 2004,  Ms. Lo Bessette was a
                           Legal Officer                  Director and  Associate  General  Counsel with UBS Global
                                                          Asset  Management  (US) Inc.  From  1998 to 2001,  Ms. Lo
                                                          Bessette  was a Vice  President  and Counsel  with Zurich
                                                          Scudder Investments.

David M. Goldenberg        Vice            Since 2005     Mr.   Goldenberg  is  General  Counsel  of  Mercer  Human
(39)                       President and                  Resource  Consulting  since 2005. He was Chief Counsel of
                           Assistant                      Mercer  Global  Investments,  Inc.  from  August  2004 to
                           Secretary                      December  2005;  and a Director of Mercer  Trust  Company
                                                          from December 2004 to September  2005. From 2005 to 2006,
                                                          Mr.  Goldenberg  was Chief  Compliance  Officer of Mercer
                                                          Global   Investments,   Inc.  From  2002  to  2004,   Mr.
                                                          Goldenberg  was  Deputy  General  Counsel  of UBS  Global
                                                          Asset  Management  (US) Inc.  From  2000 to 2002,  he was
                                                          Director, Legal Affairs at Lazard Asset Management.

Christopher A. Ray         Vice President  Since 2006     Mr. Ray is a Vice President and Senior Portfolio  Manager
(43)                                                      of Mercer Global  Investments,  Inc. since 2005. Prior to
                                                          2005,  Mr. Ray was a senior  vice  president,  consultant
                                                          relations  manager,  and fixed income  portfolio  manager
                                                          with Putnam Investments.

                                       29

Martin J. Wolin            Vice            Since 2006     Mr.  Wolin is the Chief  Compliance  Officer  for  Mercer
(38)                       President and                  Global  Investments,  Inc.  in North  America  and Mercer
                           Chief                          Investment  Consulting  since  2006.  Prior to 2006,  Mr.
                           Compliance                     Wolin   was   Chief   Compliance   Officer   of   Pioneer
                           Officer                        Investments' U.S. investment  management and mutual funds
                                                          business.

____________________

+    Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

                                 Share Ownership

The  following  table sets forth the dollar  range of equity  securities  of the
Funds beneficially owned by each Trustee as of December 31, 2005:

                                                                               Aggregate Dollar Range of Equity
                                                                                 Securities in all Registered
                                                                               Investment Companies Overseen by
                                             Dollar Range of Equity               the Trustee in the Family
          Name of Trustee                    Securities in the Funds               of Investment Companies

Independent Trustees

     Robert L. Ash                                     $0                                     $0
     Harrison M. Bains, Jr.                            $0                                     $0
     Adela M. Cepeda                                   $0                                     $0

Interested Trustee

     Barry S. McInerney *                              $0                                     $0

*    Effective June 2006, Mr. McInerney resigned as a Trustee of the Trust.

As of June 30,  2006,  the  Trustees  did not own any  securities  issued by the
Advisor,  the  Distributor,   or  a  subadvisor,  or  any  company  controlling,
controlled by, or under common control with the Advisor,  the Distributor,  or a subadvisor.

                                       30

TRUSTEES' COMPENSATION

The following table sets forth the  compensation  earned by the Trustees for the
Trust's fiscal year ended March 31, 2006:

                                                                     Pension or                   Total
                                               Annual                Retirement                Compensation
                                             Aggregate            Benefits Accrued          From the Trust and
                                            Compensation           As Part of Fund             Fund Complex
                Name                       From the Trust             Expenses               Paid to Trustees

Independent Trustees

     Robert L. Ash                            $ 44,000                  None                     $ 44,000
     Harrison M. Bains, Jr.                   $ 36,500                  None                     $ 36,500
     Adela M. Cepeda                          $ 34,000                  None                     $ 34,000

Interested Trustee

     Barry S. McInerney*                        None                    None                       None

*    Effective June 2006, Mr. McInerney resigned as a Trustee of the Trust.

No  officer  of the Trust who is also an  officer  or  employee  of the  Advisor receives any  compensation  from the Trust for services to the Trust.  The Trust pays each Trustee who is not affiliated  with the Advisor an annual  retainer of
$20,000.  In addition to the  retainer,  the Trust pays each  Trustee who is not affiliated with the Advisor $2,500 per in-person meeting attended, and $2,500 or
$500 per telephonic  meeting attended  (depending on the nature and scope of the telephonic meeting).  On an annual basis, the Trust also pays the Chairperson of the Board  $10,000,  the  Chairperson  of the Audit  Committee  $5,000,  and the
members of the Audit  Committee  $2,500.  The Trust also reimburses each Trustee and officer for  out-of-pocket  expenses  incurred in connection with travel and attendance at Board meetings.

Board Committees

Ms. Cepeda and Messrs. Ash and Bains sit on the Trust's Audit Committee, and Mr.
Bains is the  Chairman  of the  Audit  Committee.  The Audit  Committee  has the
responsibility,  among  other  things,  to:  (i)  select,  oversee,  and set the compensation of the Trust's independent  registered public accounting firm; (ii)
oversee the Trust's  accounting and financial  reporting policies and practices, its internal  controls  and, as  appropriate,  the internal  controls of certain service  providers;  (iii)  oversee the quality and  objectivity  of each Fund's financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison between the Trust's  independent  registered  public accounting firm and the full Board. During the fiscal year ended March 31, 2006, the Audit Committee met three times.

Ms.  Cepeda  and  Messrs.  Ash  and  Bains  sit on the  Trust's  Nominating  and
Governance  Committee.  Ms.  Cepeda is the  Chairperson  of the  Nominating  and
Governance   Committee.   The  Nominating  and  Governance   Committee  has  the
responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Board member compensation and recommend any

                                       31

changes to the Independent members as a group; and (iii) make recommendations to the full Board for  nominations  for  membership on all  committees,  review all committee  assignments annually and periodically review the responsibilities and need for all committees of the Board.

While the  Nominating  and Governance  Committee is solely  responsible  for the selection and  nomination of Trustee  candidates,  the Nominating and Governance
Committee may consider nominees recommended by Fund shareholders. The Nominating and  Governance  Committee  will  consider  recommendations  for  nominees  from shareholders sent to the Secretary of the Trust, c/o Mercer Global  Investments,
Inc., 1166 Avenue of the Americas,  New York, NY 10036. A nomination  submission must  include  all  information  relating  to the  recommended  nominee  that is required to be disclosed in  solicitations  or proxy statements for the election of Trustees,  as well as  information  sufficient  to evaluate the  individual's qualifications.  Nomination submissions must be accompanied by a written consent of the  individual  to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably  requested by the Nominating and
Governance  Committee.  During  the  fiscal  year  ended  March  31,  2006,  the
Nominating and Governance Committee met four times.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the voting  securities  of the Trust is presumed to control the Trust under the  provisions of the 1940 Act. Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Trust. As of June 30, 2006, MGI Collective
Trust: Core Opportunistic Fixed Income Portfolio, Attn: Jeremy France, Investors
Way, Norwood,  Massachusetts 02062, owned 29.19% of the voting securities of the
Trust.

As of June 30, 2006, the Trustees and officers of the Trust, as a group, did not own 1% or more of any class of equity securities of any of the Funds.

As of June 30, 2006, the persons  listed in the table below owned,  beneficially or of  record,  5% or more of a class of  equity  securities  of the  respective
Funds. The address for each of the principal holders  identified below is: Attn:
Jeremy France, Investors Way, Norwood, Massachusetts 02062.

                                                                                                         Percentage of
                                                                                                              the
                                                                                                          Outstanding
                                                                                           Number of     Shares of the
            Fund/Class of Shares                   Principal Holders of Securities        Shares Held        Class

MGI US Large Cap Growth Equity Fund           MGI Collective Trust:                        17,661,148        91.89%
Class Y-3                                     MGI US Large Cap Growth Equity Portfolio

MGI US Large Cap Value Equity Fund            MGI Collective Trust:                        17,265,343        91.85%
Class Y-3                                     MGI US Large Cap Value Equity Portfolio

MGI US Small/Mid Cap Growth Equity Fund       MGI Collective Trust:                        6,732,037         91.30%
Class Y-3                                     MGI US Small/Mid Cap Growth Equity
                                              Portfolio

                                       32

MGI US Small/Mid Cap Growth Equity Fund       The Scripps Howard Foundation                 378,270          5.13%
Class Y-3

MGI US Small/Mid Cap Value Equity Fund        MGI Collective Trust:                        6,588,193         91.08%
Class Y-3                                     MGI US Small/Mid Cap Value Equity
                                              Portfolio

MGI US Small/Mid Cap Value Equity Fund        The Scripps Howard Foundation                 362,381          5.01%
Class Y-3

MGI Core Opportunistic Fixed Income Fund      MGI Collective Trust:                        23,645,204        88.56%
Class Y-3                                     MGI Core Opportunistic Fixed Income
                                              Portfolio

MGI Core Opportunistic Fixed Income Fund      Southern Ohio Medical Center                 1,668,615         6.25%
Class Y-3                                     Funded Depreciation

MGI Core Opportunistic Fixed Income Fund      The Scripps Howard Foundation                1,385,077         5.19%
Class Y-3

MGI US Short Maturity Fixed Income Fund       Southern Ohio Medical Center                 1,666,231         99.39%
Class Y-3                                     Funded Depreciation

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING, AND OTHER SERVICE ARRANGEMENTS

Investment Advisor

Mercer Global Investments,  Inc. (the "Advisor"), a Delaware corporation located at Investors Way, Norwood, Massachusetts 02062, serves as the investment advisor to the Funds.  The Advisor is an indirect,  wholly-owned  subsidiary  of Marsh &
McLennan  Companies,  Inc. The Advisor is registered  as an  investment  adviser under the Investment Advisers Act of 1940 (the "Advisers Act") with the SEC.

The Advisor provides  investment  advisory services to each Fund pursuant to the
Investment Management  Agreement,  dated July 1, 2005, between the Trust and the
Advisor (the "Management Agreement").  Pursuant to the Management Agreement, the
Trust employs the Advisor generally to manage the investment and reinvestment of the  assets  of the  Funds.  In so  doing,  the  Advisor  may  hire  one or more subadvisors  for  each  Fund to carry  out the  investment  program  of the Fund
(subject  to the  approval  of the Board).  The  Advisor  continuously  reviews, supervises,  and (where appropriate)  administers the investment programs of the
Funds.  The  Advisor  furnishes  periodic  reports  to the Board  regarding  the investment programs and performance of the Funds.

The Advisor is responsible for paying its expenses. The Trust pays the following expenses:  the  maintenance of its corporate  existence;  the maintenance of its books,  records,  and procedures;  dealing with  shareholders of the Funds;  the payment of dividends;  transfer of stock,  including issuance,  redemption,  and repurchase of shares; preparation and filing of such forms as may be

                                       33

required by the various  jurisdictions  in which the Funds'  shares may be sold;
preparation,  printing,  and  mailing of reports  and  notices to  shareholders;
calling and holding of shareholders'  meetings;  miscellaneous  office expenses;
brokerage  commissions;  custodian fees; legal and accounting  fees;  taxes; and
state and federal registration fees.

Pursuant  to the  Management  Agreement,  each Fund  pays the  Advisor a fee for managing the Fund's  investments  that are  calculated  as a  percentage  of the
Fund's assets under management.  The table below provides the total advisory fee payable by each Fund:

Funds                                                 Investment Advisory Fee*
                                               Assets up to          Assets in excess of
                                               $750 million              $750 million
MGI US Large Cap Growth Equity Fund                0.55%                    0.53%
MGI US Large Cap Value Equity Fund                 0.53%                    0.51%
MGI US Small/Mid Cap Growth Equity Fund            0.90%                    0.90%
MGI US Small/Mid Cap Value Equity Fund             0.90%                    0.90%
MGI Non-US Core Equity Fund                        0.75%                    0.73%
MGI Core Opportunistic Fixed Income Fund           0.35%                    0.33%
MGI High Yield Fixed Income Fund                   0.60%                    0.58%
MGI US Short Maturity Fixed Income Fund            0.25%                    0.23%

*    Consists of the total advisory fee payable by the Funds to the Advisor. The
     Advisor is responsible for paying the subadvisory fees.

The table below sets forth the total dollar amounts of investment  advisory fees that each Fund  accrued  and paid to the Advisor for the fiscal year ended March
31, 2006:

                                           Gross Advisory      Net Advisory         Fund Expenses
                                           Fees Earned by     Fees Paid After   Waived/Reimbursed by
Funds                                        the Advisor        Fee Waiver           the Advisor

MGI US Large Cap Growth Equity Fund           $ 409,183          $ 145,092            $ 264,091
MGI US Large Cap Value Equity Fund            $ 396,891          $ 133,674            $ 263,217
MGI US Small/Mid Cap Growth Equity Fund       $ 281,813          $ 112,843            $ 168,970
MGI US Small/Mid Cap Value Equity Fund        $ 273,689          $ 144,139            $ 129,550
MGI Non-US Core Equity Fund                     N/A*               N/A*                 N/A*
MGI Core Opportunistic Fixed Income Fund      $ 362,211          $(57,414)            $ 419,625
MGI High Yield Fixed Income Fund                N/A*               N/A*                 N/A*
MGI US Short Maturity Fixed Income Fund       $ 21,499           $(65,285)            $ 86,784

*    The MGI Non-US Core  Equity  Fund and the MGI High Yield Fixed  Income Fund
     had not commenced operations as of March 31, 2006.

Subadvisors and Portfolio Managers

The Advisor has entered into a Subadvisory Agreement with each subadvisor.  Each subadvisor  makes day-to-day  investment  decisions for the portion of assets of the particular Fund that are allocated to the subadvisor.

The  Advisor  recommends  subadvisors  for each Fund to the Board based upon the
Advisor's   continuing   quantitative   and   qualitative   evaluation  of  each
subadvisor's skills in managing assets

                                       34

pursuant to specific investment styles and strategies.  Unlike many other mutual funds, the Funds are not associated with any one portfolio manager,  and benefit from independent  specialists selected from the investment  management industry.
Short-term  investment  performance,  by itself, is not a significant  factor in selecting  or  terminating  a  subadvisor,  and the  Advisor  does not expect to recommend frequent changes of subadvisors.

The  subadvisors  have  discretion,  subject to  oversight  by the Board and the
Advisor, to purchase and sell portfolio assets, consistent with their respective
Funds'  investment  objectives,   policies,   and  restrictions,   and  specific
investment strategies developed by the Advisor.

Generally,  no  subadvisor  provides  any  services  to any  Fund  except  asset management and related  administrative  and recordkeeping  services.  However, a subadvisor or its affiliated  broker-dealer may execute  portfolio  transactions for a  Fund  and  receive  brokerage  commissions  in  connection  therewith  as permitted by Section 17(e) of the 1940 Act.

The subadvisors also provide investment  management and/or subadvisory  services to other mutual funds and may also manage  other pooled  investment  vehicles or other private investment accounts.  Although investment decisions for a Fund are made independently from those of other funds and accounts,  investment decisions for such other  funds and  accounts  may be made at the same time as  investment decisions for a Fund.

Information about each portfolio  manager's  compensation and the other accounts managed by the  portfolio  manager is  included in Appendix C to this SAI. As of the date of this SAI, none of the portfolio  managers owned any shares in any of the Funds.

Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 100,
Palm Beach Gardens,  Florida  33410,  serves as a subadvisor to the MGI US Large
Cap Growth Equity Fund. INTECH is an indirect  subsidiary of Janus Capital Group
Inc., which owns an 82.5% interest in INTECH. INTECH employees own the remaining
17.5%.  INTECH is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

Sands Capital Management,  LLC ("Sands Capital"),  1100 Wilson Boulevard,  Suite
3050, Arlington,  Virginia 22209, serves as a subadvisor to the MGI US Large Cap
Growth Equity Fund. Sands Capital is a Delaware limited  liability  company that is privately owned by its members and registered as an investment  adviser under the Advisers Act.

Lord,  Abbett & Co. LLC ("Lord  Abbett"),  90 Hudson  Street,  Jersey City,  New
Jersey 07302,  serves as a subadvisor to the MGI US Large Cap Value Equity Fund.
Lord Abbett is a Delaware limited  liability  company that is privately owned by its members and registered as an investment adviser under the Advisers Act.

Pzena Investment Management ("Pzena"),  120 West 45th Street, New York, New York
10036,  serves as a subadvisor to the MGI US Large Cap Value Equity Fund.  Pzena is 79.5% owned by its employees.  Pzena is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

                                       35

Westfield Capital Management Company,  LLC ("Westfield"),  One Financial Center,
24th Floor, Boston,  Massachusetts,  02111, serves as a subadvisor to the MGI US
Small/Mid  Cap Growth  Equity Fund.  Westfield is a  wholly-owned  subsidiary of
Boston  Private  Financial  Holdings,  Inc.  Westfield  is  a  Delaware  limited liability company that is registered as an investment adviser under the Advisers
Act.

Mazama Capital Management, Inc. ("Mazama"), One Southwest Columbia Street, Suite
1500,  Portland,  Oregon,  97258, serves as a subadvisor to the MGI US Small/Mid
Cap Growth Equity Fund. Mazama is an Oregon corporation that is 94% owned by its employees and is registered as an investment adviser under the Advisers Act.

AQR Capital Management,  LLC ("AQR"), Two Greenwich Plaza, 3rd Floor, Greenwich,
Connecticut  06830,  serves as a subadvisor  to the MGI US  Small/Mid  Cap Value
Equity Fund. AQR is a Delaware limited  liability  company that is registered as an investment adviser under the Advisers Act.

NWQ Investment  Management  Company,  LLC ("NWQ"),  2049 Century Park East, 16th
Floor,  Los Angeles,  California  90067,  serves as a  subadvisor  to the MGI US
Small/Mid Cap Value Equity Fund. NWQ is an indirect,  wholly-owned subsidiary of
Nuveen Investments, Inc. ("Nuveen"), and is a Delaware limited liability company that is registered as an investment adviser under the Advisers Act.

Wells  Capital  Management  ("WCM"),  5335 S.W.  Meadows  Road,  Suite 290, Lake
Oswego,  Oregon 97035,  serves as a subadvisor to the MGI US Small/Mid Cap Value
Equity Fund. WCM is a wholly-owned  subsidiary of Wells Fargo Bank, N.A., which,
in  turn,  is  wholly-owned  by  Wells  Fargo  &  Company,   a  publicly  traded
corporation.  WCM is a Delaware limited  liability company that is registered as an investment adviser under the Advisers Act.

AllianceBernstein L.P. ("Alliance"),  1345 Avenue of the Americas, New York, New
York 10105,  serves as a subadvisor to the MGI Non-US Core Equity Fund. Alliance is  registered  as an adviser  under the Advisers  Act and is a  majority-owned, indirect  subsidiary of AXA Financial,  Inc.,  which, in turn, is a wholly-owned subsidiary of AXA Group.

Grantham,  Mayo, Van Otterloo & Company,  LLC ("GMO"),  40 Rowes Wharf,  Boston,
Massachusetts  02110, serves as a subadvisor to the MGI Non-US Core Equity Fund.
GMO is a Massachusetts  limited  liability company that is privately held by its members and is registered as an investment adviser under the Advisers Act.

Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York
10112-6300, serves as a subadvisor to the MGI Non-US Core Equity Fund. Lazard is registered as an adviser under the Advisers Act and is a wholly-owned subsidiary of Lazard Freres & Co. LLC. Lazard Freres & Co. LLC has one member, Lazard Group
LLC, a Delaware limited liability company. Units of Lazard Group LLC are held by
Lazard Ltd., a Bermuda  corporation  with shares that are publicly traded on the
New York Stock Exchange.

BlackRock Advisors,  Inc. ("BAI"),  100 Bellevue Parkway,  Wilmington,  Delaware
19809,  serves as a subadvisor to the MGI Core Opportunistic  Fixed Income Fund.
BAI is a wholly

                                       36

-owned subsidiary of BlackRock,  Inc., a public company, and is registered as an investment adviser under the Advisers Act.

Western  Asset  Management  Company  ("WAMCo"),  located  at 385  East  Colorado
Boulevard,  Pasadena,  California 91101,  serves as a subadvisor to the MGI Core
Opportunistic  Fixed Income Fund.  WAMCo is a wholly-  owned  subsidiary of Legg
Mason,  Inc.  WAMCo  is a  California  corporation  that  is  registered  as  an investment adviser under the Advisers Act.

MacKay  Shields LLC  ("MacKay"),  9 West 57th Street,  New York, New York 10019,
serves as the  subadvisor  to the MGI High Yield Fixed Income Fund.  MacKay is a
wholly-owned  subsidiary  of New  York  Life  Investment  Management  LLC and is
registered as an investment adviser under the Advisers Act.

Aberdeen  Asset  Management  Inc.  ("AAMI"),  located  at  1735  Market  Street,
Philadelphia,  Pennsylvania  19103, serves as the subadvisor to the MGI US Short
Maturity Fixed Income Fund.  AAMI is a subsidiary of Aberdeen  Asset  Management
PLC and is registered as an investment adviser under the Advisers Act.

Administrative, Accounting, and Custody Services

Administrative  and  Accounting  Services.  Investors  Bank & Trust Company (the
"Administrator"),  located at 200 Clarendon Street, Boston, Massachusetts 02116,
is the  administrator  of the  Funds.  The  Funds pay the  Administrator  at the
following  annual  contract  rates of the  Funds'  average  daily net assets for external  administrative  services: Fund assets up to $300 million, 0.055 of 1%;
and  Fund  assets  in  excess  of $300  million,  0.050  of 1%.  These  external administrative  services include fund accounting,  daily and ongoing maintenance of  certain  Fund  records,  calculation  of the Funds'  net asset  values  (the
"NAVs"),  and preparation of shareholder reports. The table below sets forth the total dollar amounts that each Fund paid to the Administrator for administrative services provided during the fiscal year ended March 31, 2006:

MGI US Large Cap Growth Equity Fund                 $     87,877
MGI US Large Cap Value Equity Fund                  $     90,922
MGI US Small/Mid Cap Growth Equity Fund             $     79,359
MGI US Small/Mid Cap Value Equity Fund              $     42,106
MGI Non-US Core Equity Fund                               N/A*
MGI Core Opportunistic Fixed Income Fund            $    121,370
MGI High Yield Fixed Income Fund                          N/A*
MGI US Short Maturity Fixed Income Fund             $     15,638

*    The MGI Non-US Core  Equity  Fund and the MGI High Yield Fixed  Income Fund
     had not commenced operations as of March 31, 2006.

The Advisor provides certain  internal  administrative  services to the Class S,
Class Y-1, and Class Y-2 shares of the Funds,  for which the Advisor  receives a fee of 0.15%,  0.10%,  and 0.05% of the average daily net assets of the Class S,
Class  Y-1,  and Class Y-2  shares of the Funds,  respectively.  These  internal
administrative   services  include  attending  to  shareholder   correspondence,
requests, and inquiries,  and other communications with shareholders;  assisting with exchanges and with the  processing of purchases and  redemptions of shares;
preparing and

                                       37

disseminating information and documents for use by beneficial shareholders;  and monitoring and overseeing  non-advisory  relationships  with entities  providing services to the Class S, Class Y-1, and Class Y-2 shares, including the transfer agent.  For the fiscal year ended March 31, 2006, the Funds did not pay any fees to the Advisor for internal administrative services.

Custody Services.  Investors Bank & Trust Company (the "Custodian"),  located at
200 Clarendon Street,  Boston,  Massachusetts 02116, provides custodian services for the  securities  and cash of the Funds.  The custody  fee  schedule is based primarily  on the net amount of assets held during the period for which  payment is being made, plus a per transaction  fee for  transactions  during the period.
The Custodian utilizes foreign  sub-custodians  under procedures approved by the
Board in accordance with applicable legal requirements.

Principal Underwriting Arrangements

MGI Funds  Distributors,  Inc., a Delaware  corporation  that is a subsidiary of
PFPC, Inc. (the "Distributor"),  acts as the principal underwriter of each class of shares of the Funds pursuant to a Distribution  Agreement with the Trust. The
Distribution  Agreement  requires  the  Distributor  to use  its  best  efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the
Funds are offered continuously.

Separate  plans  pertaining  to the Class S shares  and Class Y-1  shares of the
Funds have been adopted by the Trust in the manner  prescribed  under Rule 12b-1 under the 1940 Act  (each,  respectively,  the "Class S Plan" and the "Class Y-1
Plan," and collectively,  the "Plans") to compensate persons who provide certain marketing  services and  shareholder  services to shareholders of Class S shares and Class Y-1 shares.

Each Plan provides that each Fund shall pay to the Distributor,  the Advisor, or their  affiliates  a fee in an  amount  or at a rate not to  exceed  0.25% on an annual basis of the average daily net asset value of the Class S shares or Class
Y-1 shares,  as applicable.  The  Distributor and the Advisor shall use the fees paid to them under the Plans for marketing  activities  ("Marketing  Services"), which may include,  among other things,  the  preparation  and  distribution  of advertisements,  sales  literature,  and prospectuses and reports used for sales purposes,  as well as compensation  related to sales and marketing personnel and payments to dealers and others for marketing related services. The fees may also be used to  compensate  dealers and others that have  entered  into an agreement with  the  Distributor  or the  Advisor  for  Marketing  Services  that  include attracting  shareholders  to Class S shares or Class Y-1 shares of the Fund,  as applicable.

The fees also may be used to pay  authorized  persons (the "service  providers")
who enter  into  agreements  with the  Distributor  or the  Advisor  to  provide services  to  shareholders.  For  purposes  of each Plan,  "service  activities"
include any personal services or account maintenance services, which may include but are  not  limited  to:  assisting  beneficial  shareholders  with  purchase, exchange,  and redemption requests;  activities in connection with the provision
of  personal,   continuing  services  to  investors  in  each  Fund;  receiving, aggregating,  and  processing  purchase and  redemption  orders;  providing  and
maintaining   retirement   plan   records;   communicating   periodically   with
shareholders   and  answering   questions  and  handling   correspondence   from
shareholders about their accounts;  acting as the sole shareholder of record and nominee for shareholders;  maintaining account records and providing  beneficial owners with account

                                       38

statements;  processing  dividend  payments;  issuing  shareholder  reports  and transaction  confirmations;  providing  sub-accounting  services  for  Class Y-1 shares  of a Fund  held  beneficially  (in the  case  of the  Class  Y-1  Plan);
forwarding   shareholder   communications  to  beneficial   owners;   receiving,
tabulating,   and   transmitting   proxies   executed  by   beneficial   owners;
disseminating  information  about the Fund; and general  account  administration
activities.   A  service  provider  is  authorized  to  pay  its  affiliates  or independent  third party service  providers for  performing  service  activities consistent  with  each  Plan.  The  Class  S  Plan  12b-1  fee  may be  paid  to unaffiliated  mutual fund  supermarkets  that  maintain  investor  accounts  and provide shareholder servicing and recordkeeping  services for holders of Class S shares.

There is no  distribution  plan with  respect to the Funds' Class Y-2 shares and
Class Y-3 shares,  and the Funds pay no  distribution  fees with  respect to the shares of those classes.

Rule 12b-1 requires that: (i) the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made;  (ii) the Board of  Trustees,  including  a  majority  of the  Independent
Trustees,  approve all agreements  implementing the Plan; and (iii) the Plan may be continued from  year-to-year  only if the Board,  including a majority of the
Independent Trustees,  concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal year ended March 31, 2006,  no payments were made pursuant to the
Class S and Class Y-1 Plans.

Transfer Agency Services

PFPC,  Inc.  ("PFPC"),  located  at  PO  Box  9811,  Providence,   Rhode  Island
02940-8011, serves as the Trust's transfer agent.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP,  located at 200 Berkeley  Street,  Boston,  Massachusetts
02116, is the independent registered public accounting firm for the Trust.

Legal Counsel

Stradley  Ronon  Stevens  & Young,  LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust.  Stroock & Stroock & Lavan,  LLP, New York,  New York,  is
legal counsel to the Independent Trustees.

Codes of Ethics

The Trust, the Advisor and each subadvisor have adopted codes of ethics pursuant to Rule  17j-1  under the 1940 Act.  The codes of ethics  apply to the  personal investing  activities  of access  persons,  as  defined by Rule  17j-1,  and are designed to prevent unlawful  practices in connection with the purchase and sale of securities by access persons.  Under the codes,  access persons are permitted to engage in personal securities transactions,  but are required to report their personal securities  transactions for monitoring purposes and, in certain cases, pre-clear securities transactions.  Copies of each code are on file with the SEC and available to the public.

                                       39

Proxy Voting Policies

The Board has delegated to the Advisor the  responsibility  to vote proxies with respect to the portfolio securities held by the Funds. The Advisor has, in turn, delegated to each subadvisor the  responsibility to vote proxies with respect to portfolio  securities held by the portion of a Fund that the subadvisor advises.
The Advisor and each  subadvisor  have  adopted  policies  and  procedures  with respect to voting  proxies  relating to securities  held in client  accounts for which it has discretionary  authority.  You may obtain information regarding how the Advisor and the subadvisors voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable)
period  ended June 30 (i)  without  charge,  upon  request,  through  the Funds'
website   at   www.mgifunds.us/proxy;   and  (ii)  on  the  SEC's   website   at
http://www.sec.gov  or the EDGAR  database on the SEC's  website.  Appendix B to this SAI  contains  the proxy  voting  policies  (or  summaries  thereof) of the
Advisor and each subadvisor.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Assets of a Fund are invested by the  subadvisor(s) in a manner  consistent with the Fund's investment objective, strategies, policies, and restrictions, as well as with any  instructions  the Board may issue  from time to time.  Within  this framework,  and subject to the  oversight of the Advisor,  the  subadvisors  are responsible  for  making  all  determinations  as to the  purchase  and  sale of portfolio securities for a Fund, and for taking all steps necessary to implement
securities   transactions  on  behalf  of  a  Fund.  When  placing  orders,  the subadvisors  will seek to obtain the best net results,  taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the  transaction  involved,  the firm's  general  execution  and  operational facilities, and the firm's risk in positioning the securities involved.

The Advisor may,  from time to time,  execute  trades with certain  unaffiliated third-party  brokers in connection  with the  transition of the  securities  and other  assets  included  in  a  Fund's  portfolio  when  there  is a  change  in
Subadvisors  for  the  Fund  or  a  reallocation  of  assets  among  the  Fund's subadvisors.  An unaffiliated  third-party broker selected by the Advisor or the relevant  subadvisor  provides  execution and clearing  services with respect to such  trades,  as  well  as  transition  management  support  services,  and  is compensated  for such services out of the  commissions  paid on the trades.  All such  transactions  effected using a transition broker must be accomplished in a manner that is consistent  with the Trust's  policy to achieve best net results, and must comply with the Trust's  procedures  regarding  the  execution  of Fund transactions  through affiliated  brokers.  The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The Funds have no obligation to deal with any  broker-dealer or group of brokers or dealers in the execution of  transactions in portfolio  securities,  nor will the Funds purchase  portfolio  securities  from any affiliated  person acting as principal except in conformity with the regulations of the SEC.

For securities  traded in the  over-the-counter  markets,  the subadvisors  deal directly  with the dealers who make markets in these  securities,  unless better
prices  and  execution  are  available  elsewhere.   The  subadvisors  negotiate
commission  rates with  brokers  based on the quality  and  quantity of services provided  in light of  generally  prevailing  rates,  and while the  subadvisors

                                       40

generally  seek  reasonably  competitive  commission  rates,  a  Fund  does  not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.

The table below sets forth the total  dollar  amounts of  brokerage  commissions paid by each Fund during the fiscal year ended March 31, 2006:

MGI US Large Cap Growth Equity Fund                 $    126,845
MGI US Large Cap Value Equity Fund                  $    121,785
MGI US Small/Mid Cap Growth Equity Fund             $    134,026
MGI US Small/Mid Cap Value Equity Fund              $    113,765
MGI Non-US Core Equity Fund                               N/A*
MGI Core Opportunistic Fixed Income Fund            $        470
MGI High Yield Fixed Income Fund                          N/A*
MGI US Short Maturity Fixed Income Fund             $          0

*    The MGI Non-US Core  Equity  Fund and the MGI High Yield Fixed  Income Fund
     had not commenced operations as of March 31, 2006.

When consistent with the objectives of best price and execution, business may be placed with  broker-dealers who furnish  investment  research or services to the subadvisors.  The  commissions on such brokerage  transactions  with  investment research or services  may be higher than  another  broker might have charged for the same  transaction  in  recognition  of the  value of  research  or  services provided. Such research or services include advice, both oral and in writing, as to the value of securities;  the  advisability of investing in,  purchasing,  or selling securities;  the availability of securities, or purchasers or sellers of securities;  as well as analyses  and  reports  concerning  issues,  industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among subadvisors and the suitability
of  subadvisors.   To  the  extent  portfolio  transactions  are  effected  with broker-dealers  who furnish  research  and/or other services to the Advisor or a subadvisor,  the  Advisor  or  subadvisor  receives a  benefit,  not  capable of evaluation in dollar amounts,  without  providing any direct monetary benefit to the Fund from these  transactions.  Such  research  or  services  provided  by a broker-dealer  through  whom the  Advisor  or a  subadvisor  effects  securities transactions  for a Fund may be used by the Advisor or  subadvisor  in servicing all of its accounts. In addition,  the Advisor or the subadvisor may not use all of the research and services  provided by such  broker-dealer in connection with the Fund.

The table below sets forth the total dollar amounts of transactions  and related commissions  paid by each Fund  during the fiscal  year ended March 31, 2006 for transactions  directed to a broker because of research services provided by that broker:

                                                       Amount of       Commissions Paid
Funds                                                 Transactions

MGI US Large Cap Growth Equity Fund                 $           0      $        0
MGI US Large Cap Value Equity Fund                  $   2,604,441      $    3,438
MGI US Small/Mid Cap Growth Equity Fund             $  13,655,994      $   15,972
MGI US Small/Mid Cap Value Equity Fund              $     686,289      $    3,628
MGI Non-US Core Equity Fund                                  N/A*            N/A*

                                       41

MGI Core Opportunistic Fixed Income Fund            $           0      $        0
MGI High Yield Fixed Income Fund                              N/A*            N/A*

MGI US Short Maturity Fixed Income Fund             $           0      $        0

*    The MGI Non-US Core  Equity  Fund and the MGI High Yield Fixed  Income Fund
     had not commenced operations as of March 31, 2006.

The same  security may be suitable for a Fund,  another  fund,  or other private accounts  managed by the Advisor or a subadvisor.  Each  subadvisor  has adopted policies  that are  designed  to ensure  that when a Fund and one or more  other accounts of the  subadvisor  simultaneously  purchase or sell the same security, the  transactions  will be allocated as to price and amount in  accordance  with arrangements  equitable to the Fund and the accounts.  The simultaneous purchase or  sale  of the  same  securities  by a Fund  and  other  accounts  may  have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

For the fiscal year ended March 31, 2006, five of the Funds acquired  securities
of  the  regular   brokers  or  dealers  with  which  those  five  Funds  effect transactions, or the parent companies of such brokers or dealers.

MGI US Large Cap Growth Equity Fund held Bank of America Corp. equity securities with a value of $755,964;  and Lehman  Brothers,  Inc. equity  securities with a value of $650,385.

MGI US Large Cap Value Equity Fund held Bank of America Corp.  equity securities with a value of $3,095,536;  Bank of New York equity  securities with a value of
$1,683,068;  Citigroup,  Inc. equity  securities with a value of $4,685,028;  JP
Morgan Chase & Co.  equity  securities  with a value of  $4,890,368;  and Morgan
Stanley & Co., Inc. equity securities with a value of $4,320,446.

MGI US  Small/Mid  Cap Growth  Equity  Fund held  Jefferies & Co.,  Inc.  equity securities with a value of $374,400.

MGI US Core  Opportunistic  Fixed  Income Fund held Bank of America  Corp.  debt securities  with a value of $5,604,803;  Bank of New York debt securities with a value  of  $48,731;  Barclays  Capital,  Inc.  debt  securities  with a value of
$1,670,000; Bear Stearns & Co., Inc. debt securities with a value of $2,528,130;
Citigroup, Inc. debt securities with a value of $4,678,541;  Credit Suisse First
Boston LLC debt securities with a value of $2,770,454;  Goldman Sachs & Co. debt securities  with a value of $1,133,832;  HSBC  Securities debt securities with a value  of  $790,238;  JP  Morgan  Chase & Co.  debt  securities  with a value of
$6,031,140;  Lehman  Brothers,  Inc. debt securities with a value of $1,980,667;
Morgan  Stanley & Co.,  Inc. debt  securities  with a value of  $2,816,840;  and
Merrill Lynch & Co., Inc. debt securities with a value of $510,794.

MGI US Short  Maturity  Fixed Income Fund,  held Bear Stearns & Co.,  Inc.  debt securities with a value of $116,793;  JP Morgan Chase & Co. debt securities with a value of $569,232;  Citigroup,  Inc. debt securities with a value of $209,122;
Credit  Suisse First  Boston LLC debt  securities  with a value of $69,939;  and
Lehman Brothers, Inc. debt securities with a value of $30,514.

                                       42

Portfolio Turnover

Each Fund is free to dispose of its portfolio securities at any time, subject to complying  with the Code and the 1940 Act,  when  changes  in  circumstances  or conditions  make  such a move  desirable  in  light  of  the  Fund's  investment objective.  A Fund will not attempt to achieve or be limited to a  predetermined rate  of  portfolio  turnover,  such  a  turnover  always  being  incidental  to transactions  undertaken  with  a  view  to  achieving  that  Fund's  investment objective.

Except as otherwise provided in the Prospectuses, the Funds do not intend to use short-term trading as a primary means of achieving their investment  objectives.
The rate of portfolio turnover for each Fund shall be calculated by dividing (a)
the lesser of purchases  and sales of portfolio  securities  for the  particular fiscal year by (b) the monthly average of the value of the portfolio  securities owned by the Fund during the particular  fiscal year. Such monthly average shall be  calculated  by totaling  the values of the  portfolio  securities  as of the beginning and end of the first month of the  particular  fiscal year,  and as of the end of each of the succeeding eleven months and dividing the sum by 13.

A high portfolio turnover rate (over 100%) may involve  correspondingly  greater brokerage  commissions and other transaction costs, which will be borne directly by the Fund  and  ultimately  by the  Fund's  shareholders.  In  addition,  high portfolio turnover may result in increased short-term capital gains, which, when distributed to  shareholders,  are treated as ordinary  income.  The table below sets forth the annualized  portfolio  turnover rate for each Fund for the fiscal year ended March 31, 2006:

MGI US Large Cap Growth Equity Fund                        63%
MGI US Large Cap Value Equity Fund                         22%
MGI US Small/Mid Cap Growth Equity Fund                    72%
MGI US Small/Mid Cap Value Equity Fund                     23%
MGI Non-US Core Equity Fund                               N/A*
MGI Core Opportunistic Fixed Income Fund                  282%
MGI High Yield Fixed Income Fund                          N/A*
MGI US Short Maturity Fixed Income Fund                   123%

*    The MGI Non-US Core  Equity  Fund and the MGI High Yield Fixed  Income Fund
     had not commenced operations as of March 31, 2006.

Selective Disclosure of Portfolio Holdings

The Advisor and the Board have adopted a Portfolio  Holdings  Disclosure  Policy
(the  "Policy")  to govern  disclosure  of  information  relating  to the Funds'
portfolio  holdings  ("Portfolio  Holdings"),  and  to  prevent  the  misuse  of material,  non-public information,  including Portfolio Holdings. Generally, the
Policy restricts the disclosure of Portfolio Holdings data to certain persons or entities, under certain conditions, and requires that all shareholders,  whether individual or  institutional,  must be treated in the same manner, as it relates to the  disclosure of Portfolio  Holdings.  In all cases,  the  Advisor's  Chief
Compliance  Officer  (or  his  designee)  is  responsible  for  authorizing  the disclosure  of  a  Fund's  Portfolio  Holdings  and  the  Funds  do  not  accept compensation or consideration of any sort in return for the preferential release of  Portfolio  Holdings  information.  Any  such  disclosure  is  done  only  if consistent with the anti fraud provisions of the federal securities laws and the
Advisor's fiduciary duties to its clients,

                                       43

including the Funds. In accordance with the Policy, the Trust's Chief Compliance
Officer must consider whether the disclosure of Portfolio Holdings (1) is in the best  interests of the Funds'  shareholders,  and (2) presents any  conflicts of interest between the Funds' shareholders, on the one hand, and those of MGI, the principal  underwriter,  or any affiliated  person  thereof,  on the other.  The
Trust's Chief  Compliance  Officer  shall  consult,  if necessary,  with counsel regarding any potential conflicts.

In accordance  with the Policy,  each Fund will disclose its Portfolio  Holdings periodically,  to the extent  required by applicable  federal  securities  laws.
These  disclosures  include  the filing of a complete  schedule  of each  Fund's
Portfolio  Holdings with the SEC  semi-annually on Form N-CSR, and following the
Fund's first and third fiscal  quarters on Form N-Q. These filings are available to the public  through  the EDGAR  Database  on the SEC's  Internet  website at:
http://www.sec.gov.

The Policy provides that a Fund's Portfolio Holdings information may be released to selected third parties,  such as fund rating agencies,  information  exchange subscribers  (and any clients of information  exchange  subscribers that request
Portfolio  Holdings  information),   consultants  and  analysts,  and  portfolio
analytics providers,  only when there is a legitimate business purpose for doing so and  the  recipients  are  subject  to a duty of  confidentiality  (including appropriate related limitations on trading),  either through the nature of their relationship  with the Funds or through a  confidentiality  agreement.  A Fund's
Portfolio  Holdings  information  may  also be  released  to a Fund  shareholder redeeming  securities  in-kind (up to seven days prior to making the  redemption request).

Pursuant to the Policy,  complete Portfolio Holdings information may be released to rating  agencies on a monthly  basis,  no earlier than fifteen days following month-end.  The Funds may publish "Portfolio Compositions" on their website on a monthly basis, with at least a fifteen day lag. This information may include Top
Ten Holdings and certain other portfolio characteristics.

Under the Policy, the Funds also may share their Portfolio Holdings with certain primary  service  providers  that  have a  legitimate  business  need  for  such information,  including, but not limited to, the Custodian, Administrator, proxy voting vendor,  and independent  registered  public accounting firm. The Trust's service  agreements  with  each  of  these  entities  mandate  the  confidential treatment (including  appropriate  limitations on trading) of Portfolio Holdings data by each service provider and its employees.

The authorization to disclose the Funds' Portfolio  Holdings--other than through an SEC filing or website  posting--must come from the Advisor's Chief Compliance
Officer,  the Trust's  Chief  Compliance  Officer,  or a designee of the Trust's
Chief Compliance Officer.  Any requests for Portfolio Holdings  information that fall  outside the Policy must be  pre-approved,  in  writing,  by the  Advisor's
Compliance Department,  following consultation,  if necessary,  with the Trust's
Chief Compliance Officer or outside counsel. The Advisor's Compliance Department maintains a log of all ad-hoc Portfolio  Holdings  information that is released.
This log is provided to the Trust's Chief Compliance  Officer and the Board, for
review and  monitoring of  compliance  with the Policy.  The Board  periodically reviews the Policy and its operation, including disclosure of Portfolio Holdings to third parties.

                                       44

CAPITAL STOCK AND OTHER SECURITIES

The Trust currently  offers four classes of shares for each Fund: Class S, Class
Y-1,  Class Y-2, and Class Y-3.  Additional  classes of shares may be offered in the future.  Each Fund is authorized  to issue an unlimited  number of shares of beneficial interest without par value.

Each share of beneficial interest represents an equal proportionate  interest in the assets  and  liabilities  of the Fund and has  identical  voting,  dividend, redemption,  liquidation,  and other rights and preferences as the other classes of the Fund,  except that only  holders of Class S shares may vote on any matter affecting  the Class S shares.  Similarly,  only holders of Class Y-1 shares may vote on  matters  that  affect  only the  Class  Y-1,  Y-2,  or Y-3  shares,  as applicable. No class may vote on matters that affect only another class.

Under  Delaware  law,  the Trust is not  required  to,  and the  Trust  does not presently intend to, hold regular annual meetings of  shareholders.  Meetings of the  shareholders  of one or more of the  Funds may be held from time to time to consider certain matters,  including changes to a Fund's fundamental  investment policies, changes to the Trust's investment advisory agreement, and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with  proportionate  voting  for  fractional  shares.  The shares  of a Fund do not have  cumulative  voting  rights or any  preemptive  or conversion rights, and the Trustees have authority, from time to time, to divide or combine  the shares of the Fund into a greater or lesser  number of shares so affected.  In the case of a liquidation of a Fund, each  shareholder of the Fund will be  entitled  to  share,  based  upon the  shareholder's  percentage  share ownership,  in the distribution of assets,  net of liabilities,  of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all shares shall be voted separately by individual Fund, except: (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by  individual  Fund;  and (ii) when the
Board has  determined  that the matter  affects the  interests  of more than one
Fund, then the shareholders of all such Funds shall be entitled to vote thereon.
The Trustees may also  determine that a matter affects only the interests of one or more  classes  of shares of a Fund,  in which case any such  matter  shall be voted on by such class or classes.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION AND OTHER SERVICES

Additional   Exchange   and   Redemption   Information.   As  discussed  in  the
Prospectuses,  eligible  shares  of a Fund may be  exchanged  for  shares of the corresponding class of another Fund.

A Fund may suspend redemption  privileges or postpone the date of payment during any period:  (i) when the New York Stock Exchange  ("NYSE") is closed or trading on the NYSE is  restricted  as  determined  by the SEC,  (ii) when an  emergency exists,  as defined by the SEC, that makes it not reasonably  practicable  for a
Fund to dispose of  securities  owned by it or fairly to determine  the value of its assets, or (iii) as the SEC may otherwise  permit.  The redemption price may be

                                       45

more or less than the  shareholder's  cost,  depending  on the market value of a
Fund's portfolio at the time.

A 2.00%  redemption fee payable to the  applicable  Fund may apply to any shares that are redeemed (either by sale or exchange)  within 30 days of purchase.  The redemption fee is intended to offset the trading costs, market impact, and other costs associated with short-term trading into and out of a Fund.

NET ASSET VALUE

Each Fund determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each day when the NYSE is open.  Prices will be  calculated earlier when the NYSE closes early because  trading has been halted for the day.
Currently, the NYSE is open for trading every day except Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by the Advisor or a  subadvisor  as the primary  market.  Securities  traded in the over-the-counter  market  and  listed  on the  Nasdaq  Stock  Market  ("Nasdaq")
normally  are  valued at the  Nasdaq  Official  Closing  Price  ("NOCP");  other over-the-counter  securities are valued at the last bid price available prior to valuation  (other than  short-term  investments  that mature in 60 days or less, which are valued as described further below).

Where market quotations are readily available,  portfolio  securities are valued based upon market quotations,  provided those quotations  adequately reflect, in the  judgment of the Advisor or a  subadvisor,  the fair value of the  security.
Where those market quotations are not readily  available,  securities are valued based upon  appraisals  received  from a pricing  service  using a  computerized matrix system or based upon appraisals  derived from information  concerning the security  or  similar  securities  received  from  recognized  dealers  in those securities.  All other  securities  and other assets are valued at fair value as determined  in good faith by or under the  direction of the Board.  It should be recognized  that  judgment  often plays a greater role in valuing  thinly traded securities,  including many lower rated bonds,  than is the case with respect to securities  for  which a  broader  range  of  dealer  quotations  and  last-sale information is available.  The amortized  cost method of valuation  generally is used to value debt  obligations  with 60 days or less remaining  until maturity, unless the Board determines that this does not represent fair value.

The  application  of fair value  pricing  represents a good faith  determination based on  specifically  procedures.  There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security  at  approximately  the time at which the Fund  determines  its NAV per share.

                                       46

TAXATION

Distributions

Distributions of Net Investment  Income.  Each Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of a Fund,  constitutes  the  Fund's  net investment  income from which  income  dividends  may be paid to you.  Each Fund calculates  income  dividends and capital gains  distributions  the same way for each class. The amount of any income  dividends per share will differ,  however, generally due to any  differences in the  distribution  and service (Rule 12b-1)
fees  applicable  to the  classes.  If you are a taxable  investor,  any  income dividends a Fund pays are  taxable to you as ordinary  income,  except  that,  a portion of the income  dividends  designated  by certain Funds will be qualified dividend  income  eligible for taxation by individual  shareholders at long-term capital gain rates.

Capital Gain  Distributions.  A Fund may realize capital gains and losses on the sale or other  disposition of its portfolio  securities.  Distributions  derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term capital gain,  regardless of how long you have held your shares in the Fund.  Any net  short-term  or long-term  capital gain realized by a Fund
(net of any capital loss  carryovers)  generally are distributed once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate excise or income taxes on the Fund.

Taxes

Effect  of  Foreign  Withholding  Taxes.  A  Fund  may  be  subject  to  foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's income dividends paid to you.

Pass-Through  of Foreign Tax Credits.  If more than 50% of a Fund's total assets at the end of a fiscal  year is  invested  in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the
Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations  for  certain  shareholders).  A Fund  will  provide  you  with  the information  necessary to complete your  personal  income tax return if it makes this  election.  You  should  also  be  aware  that  use of  foreign  dividends, designated  by a Fund as dividends  from  qualifying  foreign  corporations  and subject to reduced rates of taxation on qualified  dividend  income,  may reduce the otherwise  available  foreign tax credits on your federal income tax return.
Shareholders in these circumstances should talk with their personal tax advisors about their  foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

Effect of Foreign Debt  Investments and Hedging on  Distributions.  Most foreign exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange  losses realized on the sale of debt securities generally are treated as ordinary

                                       47

losses.  These gains, when  distributed,  are taxable to you as ordinary income, and any  losses  reduce the  Fund's  ordinary  income  otherwise  available  for distribution to you. This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's  previously distributed  income to be classified as a return of capital. A return of capital generally  is not taxable to you,  but reduces the tax basis of your shares in a
Fund.  Any return of capital in excess of your basis,  however,  is taxable as a capital gain.

PFIC Securities.  A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs").
When  investing  in PFIC  securities,  a Fund  intends to  mark-to-market  these securities  and  recognize  any  gains  at  the  end of its  fiscal  and  excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund.

Information  on the Amount and Tax  Character of  Distributions.  Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid,  and will  advise you of their tax status for federal income tax purposes  shortly after the close of each calendar  year. If you have not  owned  your  Fund  shares  for a full  year,  the  Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income that may not be equal to the actual amount of each type of income  earned during the period of your  investment in the Fund.  Distributions declared  in  December  but paid in  January  are  taxable  to you as if paid in
December.

Election to be Taxed as a Regulated Investment Company. Each Fund has elected or intends  to elect,  and to  qualify,  to be treated  as a  regulated  investment company under  Subchapter M of the Code. As a regulated  investment  company,  a
Fund  generally  will pay no  federal  income  tax on the  income  and  gains it distributes  to you. The Board reserves the right not to distribute a Fund's net long-term  capital  gain or not to  maintain  the  qualification  of a Fund as a regulated  investment company if the Board determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and  gains,  and distributions  to you will be taxed as  dividend  income  to the  extent of such
Fund's earnings and profits.

In order to qualify as a regulated  investment  company  for federal  income tax purposes, each Fund must meet certain specific requirements, including:

Diversification   Test.  A  Fund  must  maintain  a  diversified   portfolio  of
securities,  wherein  no  security,  including  the  securities  of a  qualified
publicly  traded  partnership  (other  than  U.S.   government   securities  and
securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment
(other than cash and cash items,  U.S.  government  securities and securities of other regulated

                                       48

investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

Good  Income  Test.  A Fund must  derive at least 90% of its gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived  with  respect  to the  Fund's  business  of  investing  in such  stock, securities,  or  currencies,  and  net  income  derived  from an  interest  in a qualified publicly traded partnership; and

Distribution  Requirement.  A Fund must distribute to its  shareholders at least
90% of the Fund's  investment  company taxable income and net tax-exempt  income for each of its fiscal years.

Excise Tax Distribution  Requirements.  As a regulated investment company,  each
Fund is required to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

Required Distributions.  To avoid federal excise taxes, the Code requires a Fund to distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
October 31; and 100% of any undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions  in December  (or to pay them in
January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October  Losses.  Because the periods for measuring a regulated  investment company's income are different for excise and income tax purposes, special rules are  required to protect the amount of  earnings  and profits  needed to support excise tax distributions.  For instance,  if a regulated investment company that uses  October  31st as the  measurement  period for paying out capital  gain net income, realizes a net capital loss after October 31 and before the close of its taxable year, the regulated  investment  company likely would have  insufficient earnings and profits for that taxable year to support the dividend  treatment of its  required  distributions  for that  calendar  year.  Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between  November 1 and its fiscal year end of March 31 ( "post-October loss") as occurring on the first day of the following tax year (i.e., April 1).

Redemptions.  Redemptions,  including redemptions in-kind, and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange  them for shares of a different  Fund, the  Internal  Revenue  Service  requires you to report any gain or loss on your redemption or exchange.  If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or  short-term, generally depending on how long you have owned your shares.

Redemptions  at a Loss within Six Months of Purchase.  Any loss  incurred on the redemption  or  exchange  of shares  held for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales.  All or a portion of any loss that you realize on the  redemption of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund (through reinvestment of

                                       49

dividends or  otherwise)  within 30 days before or after your share  redemption.
Any loss  disallowed  under  these  rules is added to your tax  basis in the new shares.

U.S.  Government  Securities.  The  income  earned on  certain  U.S.  government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from  interest  earned on these  securities,  subject  in some  states to minimum  investment or reporting  requirements  that must be met by a Fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or Fannie Mae securities),  generally  does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified  Dividend  Income for  Individuals.  For  individual  shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available for dividends  paid by the Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations. Dividends from corporations exempt from tax, dividends from PFICs, and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal  year,  a Fund will  designate  the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced  rates.  If 95% or more of a Fund's income is from  qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

                                       50

Dividends-Received  Deduction for Corporations.  For corporate  shareholders,  a portion of the dividends  paid by a Fund may qualify for the  dividends-received deduction.  The portion of dividends  paid by a Fund that so  qualifies  will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross amount of dividends  received by the Fund from domestic  (U.S.)
corporations that would have qualified for the  dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

The  availability  of the  dividends-received  deduction  is  subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period, then the dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex  Securities.  A Fund may invest in complex securities that could require it to adjust the amount, timing, and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount,  timing,  and/or tax character of income distributed to you. For example:

Derivatives.  If a Fund is  permitted  to invest in  certain  options,  futures, forwards or foreign currency  contracts,  it could be required to mark-to-market these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains or  losses,  but gains or losses on certain  foreign  currency contracts would be treated as ordinary income or losses.  In determining its net
income  for  excise  tax   purposes,   the  Fund  also  would  be   required  to
mark-to-market  these contracts  annually as of October 31 (for capital gain net income)  and  December  31 (for  taxable  ordinary  income),  and to realize and distribute any resulting income and gains.

Constructive Sales. A Fund's entry into a short sale transaction or an option or other contract could be treated as the  "constructive  sale" of an  "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax Straddles.  A Fund's investment in options,  futures,  forwards,  or foreign currency  contracts  (or  in  substantially  similar  or  related  property)  in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

Securities  Purchased at  Discount.  A Fund may invest in  securities  issued or purchased at a discount,  such as zero coupon, step-up or payment-in-kind bonds, that could require it to accrue and  distribute  income not yet received.  If it invests in these securities, the Fund could be

                                       51

required  to sell  securities  in its  portfolio  that it  otherwise  might have
continued  to  hold  in  order  to  generate   sufficient  cash  to  make  these
distributions.

Short Sales and  Securities  Lending  Transactions.  A Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Credit  Default  Swap  Agreements.  A Fund may enter into  credit  default  swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  nonperiodic  payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly,  while a Fund intends to account for such  transactions  in a manner  deemed to be  appropriate,  the IRS might not accept such  treatment.  The Funds intend to monitor  developments  in this area.  Certain  requirements that must be met under the Code in order for a
Fund to qualify as a regulated  investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

Backup  Withholding.  By law, a Fund must  withhold  a portion  of your  taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

     o    certify that this number is correct,

     o    certify that you are not subject to backup withholding, and

     o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund  also  must  withhold  if the  IRS  instructs  the  Fund  to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S.  Investors.  Non-U.S.  Investors may be subject to U.S. withholding and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

In  general.  The United  States  imposes a flat 30%  withholding  tax (or lower treaty rate) on U.S. source dividends.

Capital Gain Dividends & Short-Term Capital Gain Dividends. In general,  capital gain  dividends  paid by a Fund  and  designated  as from  either  long-term  or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

                                       52

Interest-Related  Dividends. Also, interest-related dividends paid by a Fund and designated as from qualified interest income are not subject to U.S. withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another  regulated  investment  company.

Limitations  on Tax Reporting  for  Interest-Related  dividends  and  Short-term
Capital Gain dividends for non-U.S.  investors.  While a Fund makes every effort to disclose any amounts of  interest-related  dividends and  short-term  capital gains distributed to its non-U.S. shareholders,  intermediaries who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed  systems that will allow these tax  withholding  benefits to be passed through to them.

Other.  Ordinary  dividends  paid by a Fund to non-U.S.  investors on the income earned  on  portfolio  investments  in (i) the  stock of  domestic  and  foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

Investment in U.S. real property. An Equity Fund may invest in equity securities of  corporations  that  invest in U.S.  real  property,  including  Real  Estate
Investment  Trusts  (REITs).  The sale of a U.S. real  property  interest by the
Fund, or by a REIT or U.S. real property  holding  corporation in which the Fund
invests,   may  trigger   special  tax   consequences  to  the  Fund's  non-U.S.
shareholders.

The Foreign  Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S.
persons  subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for distributions of FIRPTA gain by a regulated  investment  company (RIC) if all of the following  requirements are met:

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations;

o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of Fund shares at any time  during the  one-year  period  ending on the date of the distribution; and

o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI),  causing the distribution to be

                                       53

     subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund  classified as a qualified  investment  entity,
     Fund  distributions  to you  attributable to gain realized by the Fund from disposition  of USRPI will be treated as ordinary  dividends  (rather  than short- or long-term  capital gain) subject to withholding at a 30% or lower treaty rate.

Because  each Fund  expects to invest  less than 50% of its assets at all times, directly and  indirectly,  in U.S.  real  property  interests,  the Funds do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a
Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the  proportion  of the assets  held by the Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations, deposits,  or other property that would generally be treated as situated outside the United  States if held  directly by the estate.  This  provision  applies to decedents dying after December 31, 2004 and before January 1, 2008.

U.S Tax Certification Rules.  Special U.S. tax certification  requirements apply to non-U.S.  shareholders  both to avoid U.S. back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty  between the United  States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Tax-Exempt Shareholders.  Certain tax-exempt  shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI).  Under  current law, a Fund serves to block UBTI from being  realized by
its  tax-exempt  shareholders.   Notwithstanding  the  foregoing,  a  tax-exempt
shareholder could realize UBTI by virtue of its investment in a Fund if: (i) the
Fund invests in residual interests in real estate mortgage  investment  conduits
("REMICs")  or in REITs  that hold  REMIC  residual  interests  (income  that is attributable  to  these  residual  interests  is  referred  to in the Code as an
"excess inclusion") or (ii) shares in the Fund constitute debt-financed property in the hands of the  tax-exempt  shareholder  within the meaning of Code Section
514(b).  In addition,  if a REIT that issues debt  securities with more than one maturity,  owns a "taxable  mortgage  pool,"  within the meaning of Code Section
7701(i) as a portion of the REIT's assets, or as a REIT subsidiary, a portion of the REIT's income may be treated as if it were an excess inclusion from a REMIC.
If a charitable  remainder  trust (as defined in Code Section 664)  realizes any
UBTI for a  taxable  year,  it will  lose its  tax-exempt  status  for the year.
Treasury  regulations  that have yet to be issued in final form are  expected to provide that excess inclusion income of

                                       54

regulated  investment   companies,   such  as  a  Fund,  will  be  allocated  to
shareholders of the regulated  investment company in proportion to the dividends received by such  shareholders,  with the same  consequences  as if you held the related REMIC residual interest  directly.  In general,  excess inclusion income allocated  to  tax-exempt  shareholders  (i)  cannot be offset by net  operating losses (subject to a limited  exception for certain thrift  institutions),  (ii)
will  constitute  unrelated  business  taxable  income to entities  (including a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt  entity)  subject  to  tax  on  unrelated  business  income,  thereby potentially  requiring such an entity that is allocated excess inclusion income, and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not  qualify for any  reduction  in U.S.  federal  withholding  tax.  Tax-exempt shareholders  should talk to their tax advisors about the  implications of these rules on their separate tax situations.

This discussion is not intended to be used as tax advice and does not purport to deal  with  all  federal  tax  consequences  applicable  to  all  categories  of investors,  some of which may be subject to special  rules.  You should  consult your own tax advisor  regarding your particular  circumstances  before making an investment in a Fund.

FINANCIAL STATEMENTS

The audited  financial  statements and financial  highlights of the Funds (other than the MGI Non-US Core Equity Fund and the MGI High Yield Fixed Income,  which had not commenced  operations  as of the date of this SAI),  for the fiscal year ended March 31, 2006, as set forth in the Funds' annual report to  shareholders, including  the report of the Funds'  Independent  Registered  Public  Accounting
Firm, are  incorporated  by reference into this SAI. A shareholder  may obtain a copy of the annual report at no charge by calling 1-800-428-0980 (in the case of
Class S shares) or 1-866-658-9896 (in the case of Class Y shares).

CALCULATION OF PERFORMANCE DATA

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Funds' past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing  the result on a  semi-annual  compounded  basis.  The Funds'  total return may be  calculated  on an  annualized  and  aggregate  basis for  various periods  (which  periods will be stated in the  advertisement).  Average  annual return reflects the average percentage change per year in value of an investment in the Fund.  Aggregate total return reflects the total  percentage  change over the stated period.

To help  investors  better  evaluate how an  investment  in a Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various financial publications.

The  principal  value of an  investment  in a Fund  will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost.  Any fees charged by banks or other  institutional  investors  directly to their customer  accounts in connection with investments in shares of a Fund will not be included in the Fund's calculations of yield or total return.

Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

                                       55

                                                                      APPENDIX A

                             CORPORATE DEBT RATINGS

Moody's Investors Service, Inc. describes  classifications of corporate bonds as follows:

Aaa.  Bonds that are rated Aaa are judged to be of the best quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds that are rated Aa are judged to be of high  quality by all  standards.
Together with the Aaa group,  they  comprise  what are  generally  known as high grade.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds that are rated A possess many favorable  investment  attributes and are to be considered as upper medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly  protected nor poorly  secured).  Interest  payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B.  Bonds  that are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds  that are  rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C.  Bonds  that are rated C are the  lowest  rated  class of bonds and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

                                       A-1

Note:  Moody's  also  supplies  numerical  indicators  1,  2,  and  3 to  rating categories.  The  modifier 1 indicates  the security is in the higher end of its rating category;  the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group describes  classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely  strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality  debt  obligations.  Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest,  although they are  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances and economic conditions.

BBB.  Bonds  rated  BBB are  regarded  as  having an  adequate  capacity  to pay principal  and  interest.  Whereas they  normally  exhibit  adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB.  Debt  rated BB has less  near-term  vulnerability  to  default  than  other speculative  grade  debt.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater  vulnerability  to default but  presently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable  vulnerability to default, and is dependent upon  favorable  business,  financial and economic  conditions to meet timely payments of interest and repayment of principal.  In the event of adverse business,  financial  or  economic  conditions,  it is not  likely  to have  the capacity to pay interest or repay principal.

CC. The rating CC is typically  applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

D. Debt rated D is in  default,  or is  expected  to default  upon  maturity  or payment date.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

Plus  (+) or  minus  (-):  The  ratings  from AA to CCC may be  modified  by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

                                       A-2

                                                                      APPENDIX B

                              PROXY VOTING POLICIES

                      Below are the proxy voting policies
                     (or summaries thereof) of the Advisor
                              and the subadvisors:

                         Mercer Global Investments, Inc.
                                    MGI Funds
                               Proxy Voting Policy

Mercer Global Investments,  Inc. ("MGI") retains highly qualified subadvisors to manage client accounts,  including the MGI Funds ("Funds").  These managers have detailed  knowledge of the investments  they make on behalf of these clients and
Funds and are therefore in a position to judge what is in the best  interests of the clients and Funds as  shareholder.  With  respect to the Funds,  MGI, as the
Funds' advisor, recommends and monitors subadvisors for the Funds, and therefore the  Funds'  Board  of  Trustees  believes  it is in the best  interest  of Fund shareholders  for the  Funds to adopt  the  proxy  voting  policies  of MGI,  as described below.

MGI  believes  that  voting  rights  have  economic  value  and must be  treated accordingly.  Proxy votes that impact the economic  value of client  investments involve the exercise of fiduciary responsibility, and to that end, MGI delegates this responsibility to Fund subadvisors.

Good  corporate  governance  should,  in the long term,  lead toward both better
corporate   performance  and  improved  shareholder  value.  Thus,  MGI  expects subadvisors  to vote based on the premise  that board  members of  companies  in which  they  have  invested  client  assets  should  act in the  service  of the shareholders,  view  themselves  as  stewards  of the  financial  assets  of the company,  exercise  good  judgment  and  practice  diligent  oversight  with the management of the company.  Underlying  MGI's voting policy are four fundamental objectives:

     o    MGI expects subadvisors to seek to act in the best financial interests of MGI clients and Fund  shareholders,  as applicable,  to protect and enhance the long-term value of their investments;

     o    In order to do this  effectively,  MGI expects  subadvisors  to aim to utilize  the  full  weight  of MGI  client  or Fund  shareholdings  in ensuring that their views have maximum impact in every vote;

     o    MGI  expects  subadvisors  to have a  strong  commercial  interest  in ensuring  that the  companies  in which  they  invest  client and Fund assets  are  successful  and  to  actively  pursue  this  interest  by promoting best practice in the boardroom; and

     o    MGI expects  subadvisors  to have  appropriate  procedures in place to deal with  conflicts of interest in voting  proxies;  to that end, MGI will not instruct subadvisors how to vote proxies.

MGI has implemented this Policy in order to support and encourage subadvisors to exercise  sound  corporate  governance  practice when voting  proxies.  MGI will require all  subadvisors  to provide to it their proxy  policies;  any revisions thereto must be provided to MGI as soon as is

                                      B-1

practicable,  and as part of the periodic  compliance due diligence process (see
"MGI  Subadvisory  Due Diligence  Procedures").  MGI will ensure that the Funds'
Board of Trustees  receive copies of subadvisors'  proxy policies,  or summaries thereof, and MGI Legal and/or Compliance personnel will review each subadvisor's proxy voting policy as part of that review process.

Proxies that are inadvertently delivered to MGI rather than to a subadvisor will be sent immediately to the appropriate contact at that subadvisor. Additionally,
MGI personnel will follow up with the subadvisor contact to ensure receipt.

Conflicts of Interest

MGI and each of its  subadvisors  have  respectively  adopted a Code of  Ethics,
Insider Trading Policy, and other compliance policies and procedures to preserve the  independence  of its  investment  advice to its clients  (including the MGI
Funds). Nonetheless, from time to time, a proxy proposal may involve an apparent conflict  between the  interests  of MGI's or its  subadvisors'  clients and the interests of MGI, its subadvisors or any affiliated  person of MGI. As described above,  MGI expects each  subadvisor  to have in place  policies and  procedures designed to address  conflicts of interest in the proxy voting  process.  In the unlikely  event that MGI votes a proxy related to a client or Fund  holding,  in reviewing these proxies to identify any potential material conflicts between the interests  of MGI and  affiliated  persons  and those of its  clients,  MGI will consider:

     1.   Whether MGI, its subadvisors  and affiliated  persons have an economic incentive  to vote in a manner  that is not  consistent  with the best interests  of MGI's  clients.  For  example,  MGI may have an economic incentive to vote in a manner that would please  corporate  management if MGI or an  affiliate  were  in the  process  of  seeking  a  client relationship  with a  company  and  wanted  that  company's  corporate management to direct  business to MGI. Such  business  could  include, among other things,  managing  company  retirement plans or serving as consultant for the company and its pension plans;

     2.   Whether  there  are  any  existing  business  or  personal  (including familial)  relationships  between an MGI  employee and the officers or directors of a company whose  securities  are held in client  accounts that  may  create  an  incentive  to  vote  in a  manner  that  is not consistent with the best interests of its clients; or

     3.   Whether the shareholder proposing a resolution on a proxy of a company whose securities are held in client accounts is also a client of MGI.

Form N-PX - Reporting

Pursuant to Section 30 of the  Investment  Company  Act of 1940,  the Funds must file their  complete  proxy  voting  record  with the  Securities  and  Exchange
Commission  ("SEC") on Form N-PX not later  than  August 31 of each year for the most recent  twelve-month  period ended June 30. MGI has delegated the gathering of this  information from the Fund's  subadvisors to a proxy voting vendor.  The vendor shall both file Form N-PX with the SEC and provide the  required  website to which  MGI may  link its  internet  site in  order to make  such  information available to MGI Funds shareholders.

                                      B-2

Other Reporting

Clients other than the Funds and their shareholders may obtain information about how their proxies were voted by  contacting  MGI.  Availability  of proxy voting reports shall be described in MGI's Form ADV, Part II.

Delegation

Nothing in this policy shall be  interpreted  to prevent MGI's and/or the Funds'
Chief Compliance  Officer ("CCO") from relying upon work performed,  and reports written,  by persons under the CCO's  supervision,  provided the CCO  determines that such delegation is appropriate.

Questions and Exceptions

Any  questions  regarding  this policy  should be raised  with MGI's  Compliance department,  and any exceptions thereto must be approved,  in writing,  by MGI's and/or the Funds' CCO.

                                      B-3

                              Revised May 18, 2006

                            Effective January 1, 2006

The  following  are the  procedures  for  INTECH  with  respect to the voting of proxies  on behalf  of all  clients  for which  INTECH  has been  delegated  the responsibility  for voting proxies and the keeping of records  relating to proxy voting.

General Policy. INTECH's investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or  other  company-specific  factors.  As  such,  extensive  corporate  research analysis  is  not  performed.  Accordingly,  INTECH  has  engaged  Institutional
Shareholder Services ("ISS") to vote all proxies on behalf of client accounts in accordance,  at the  client's  discretion,  with  the  ISS or PVS  Proxy  Voting
Guidelines (individually and collectively referred to as "ISS Recommendations").
INTECH's  standard  proxy voting  procedure  is to vote proxies  pursuant to ISS
Proxy  Voting  Service  Guidelines  ("PVS"),  which  were  developed  by  ISS in conjunction  with the AFL-CIO.  INTECH also offers  clients the option of voting proxies in  accordance  with the ISS Proxy Voting  Guidelines  ("ISS") which are generally  more  management  oriented.  Concurrent  with the  adoption  of these procedures,  INTECH will not accept direction in the voting of proxies for which it has voting  responsibility from any person or organization other than the ISS
Recommendations. INTECH will only accept direction from a client to vote proxies for the client's account pursuant to the ISS or PVS Proxy Voting Guidelines.

Delegation  of Proxy Voting  Administration.  INTECH has engaged the services of the  Investment  Accounting  Operations  Group of Janus Capital  Management  LLC
("Janus") to provide the administration for its proxy voting.

Janus Investment  Accounting  Operations Group. The Janus Investment  Accounting
Operations  Group works with ISS and is  responsible to INTECH for ensuring that all proxies are voted consistent with the ISS or PVS Proxy Voting Guidelines.

Voting and Use of Proxy Voting Service. Pursuant to its relationship with Janus,
INTECH has engaged ISS, an independent  Proxy Voting  Service,  to assist in the voting  of  proxies.  ISS is  responsible  for  coordinating  with the  clients'
custodians  to  ensure  that all  proxy  materials  received  by the  custodians relating to the clients' portfolio securities are processed in a timely fashion.
ISS is responsible  for working with the Janus  Investment  Operations  Group to
coordinate  the  actual  votes  cast.  In  addition,   ISS  is  responsible  for
maintaining  copies of all proxy statements  received by issuers and to promptly provide  such  materials to INTECH or Janus upon  request.  ISS will process all proxy  votes in  accordance  with the ISS or PVS  Proxy  Voting  Guidelines.  In absence of specific client direction,  INTECH will direct ISS to vote proxies in accordance with PVS Guidelines.

Conflicts of Interest.  INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

                                      B-4

     o    ISS shall vote all proxies on INTECH's  behalf in accordance  with the
          ISS or PVS Proxy Voting Guidelines.  In its capacity as administrator,
          Janus shall  conduct  periodic  reviews of proxy  voting  records on a sample basis to ensure that all votes are actually  cast in accordance with this policy.

     o    The Janus  Investment  Accounting  Group is not authorized to override
          any  recommendation   except  upon  the  receipt  of  express  written
          authorization  from  INTECH's  Chief  Compliance  Officer.  The  Janus
          Investment  Accounting  Group shall maintain records of all overrides, including all required authorizations.

     o    Without limiting the foregoing,  the Janus Investment Accounting Group shall not give any  consideration  to the  manner  in which  votes are being  cast on behalf of Janus or its  affiliates  with  respect  to a particular matter.

     o    Any attempts to influence  the proxy voting  process shall be reported immediately to the INTECH Chief Compliance Officer.

     o    All client  accounts are  prohibited  from  investing in securities of
          Janus  or  securities  of  its  publicly-traded   affiliates.   INTECH
          maintains a Restricted List of securities that may not be purchased on behalf of  individual  accounts  which  includes,  among other things, affiliates  of such  accounts.  The  trading  system  is  designed  to prohibit transactions in all securities on the Restricted List.

In light of the foregoing  policies,  it is not expected that any conflicts will arise in the proxy voting process.  In the unusual  circumstance  that ISS seeks direction  on any matter or INTECH is  otherwise  in a position of  evaluating a proposal on a  case-by-case  basis,  the matter  shall be referred to the INTECH
Chief Compliance  Officer to determine whether a material  conflict exists.  The matter  will be  reviewed  by  INTECH's  Chief  Operating  Officer,  Chief Legal
Counsel, and Chief Compliance Officer ("Proxy Review Group"). To the extent that a conflict of interest is  identified,  INTECH will vote the proxy  according to the ISS recommendation unless otherwise determined by the Proxy Review Group.

As disclosed above, in absence of specific client direction,  INTECH will direct
ISS to vote proxies in accordance  with PVS  Guidelines.  The PVS Guidelines are based upon the AFL-CIO Proxy Voting  Guidelines  which comply with the fiduciary standards delineated by the U.S. Department of Labor for Taft-Hartley  accounts.
INTECH  selected  the PVS  Guidelines  as they apply a  reasonable  standard for enhancing  shareholder  value as it relates  to  corporate  governance  matters.
INTECH's policy may result in INTECH  obtaining and retaining  Taft-Hartley  (or other union-affiliated) clients.

Reporting and Record  Retention.  On a quarterly basis,  INTECH will provide its clients  with the proxy  voting  record for that  client's  account.  Janus,  on
INTECH's behalf,  retains proxy statements received regarding client securities, records of votes cast on behalf of clients  and records of client  requests  for proxy voting  information.  In addition,  INTECH will retain copies of its Proxy
Voting Procedures and the ISS and PVS Guidelines. Proxy statements received from issuers are either  available on the SEC's EDGAR database or are kept by a third party

                                      B-5

voting  service and are  available on request.  All proxy voting  materials  and supporting documentation are retained for a minimum of 6 years.

Review of Policy.  INTECH shall periodically review this policy and the services provided  by ISS to  determine  whether  the  continued  use of ISS  and the ISS
Recommendations is in the best interest of clients.

                                      B-6

                            SANDS CAPITAL MANAGEMENT

                      PROXY VOTING POLICIES AND PROCEDURES
                        (As Amended on September 6, 2005)

     Sands Capital  Management  (the  "Adviser")  has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Investment Advisers Act of
1940 (the "Advisers Act").  These policies and procedures are designed to ensure that the Adviser is  administering  proxy voting matters in a manner  consistent with the best  interests  of its clients and in  accordance  with its  fiduciary duties under the Advisers Act, the Employee  Retirement  Income  Security Act of
1974 ("ERISA"), and other applicable laws and regulations.

     1.GENERAL STATEMENT OF POLICY

     The Adviser considers the proxy vote to be an asset of the client portfolio holding the  security  to which the proxy  relates and for which the Adviser has voting authority.  The Adviser's authority to vote proxies is established by the investment management agreement with the client.

     The Adviser seeks to discharge  its  fiduciary  duty to clients for whom it has proxy voting  authority by monitoring  corporate  events and voting  proxies solely in the best  interests of its clients.  The Adviser  evaluates  all proxy proposals on an individual basis. Subject to its contractual obligations,  there may be times when refraining from voting a proxy is in a client's best interest, such as when the Adviser  determines  that the cost of voting the proxy  exceeds the expected benefit to the client.

     The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals.

     2.PROXY COMMITTEE; PROXY VOTING GUIDELINES

     The Adviser has  established  a Proxy  Committee.  The members of the Proxy
Committee  are  appointed  by the Board of Directors of the Adviser from time to time and are listed on Schedule A. The Proxy  Committee  meets at least annually and as necessary to fulfill its  responsibilities.  A majority of the members of the Proxy Committee  constitutes a quorum for the  transaction of business.  The
Director  of  Client  Services  acts as  secretary  of the Proxy  Committee  and maintains a record of Proxy Committee meetings and actions.

     The Proxy Committee is responsible for (i) the oversight and administration of proxy  voting on  behalf  of the  Adviser's  clients,  including  developing, authorizing,  implementing  and updating the Adviser's proxy voting policies and procedures;  (ii)  overseeing the proxy voting  process;  and (iii) engaging and overseeing  any third party  service  provider as voting agent to receive  proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting  decisions made by the Adviser.  The Proxy Committee typically  reviews  reports on the  Adviser's  proxy  voting  activity  at least annually and as necessary to fulfill its  responsibilities.  The Proxy Committee reports to the Adviser's Board of Directors at least

                                      B-7

annually  regarding the  administration of these policies and procedures and any changes deemed appropriate.

The Proxy Committee has developed a set of criteria for evaluating proxy issues.
These  criteria and general  voting  guidelines  are set forth in the  Adviser's
Proxy Voting Guidelines (the  "Guidelines"),  a copy of which is attached hereto as Exhibit 1. The Proxy  Committee may amend or supplement the  Guidelines  from time to time.  All Guidelines  are to be applied  generally and not  absolutely, such that the  Adviser's  evaluation  of each  proposal will be performed in the context of the Guidelines giving appropriate  consideration to the circumstances of the company whose proxy is being voted.

     3.PROXY VOTING PROCEDURE

     The Adviser  establishes  with respect to each client  account  whether the client retains the power to vote proxies or has delegated the responsibility for proxy  voting  to the  Adviser.  In  every  case  where a client  has  delegated responsibility  for  voting  proxies  to the  Adviser,  the  Adviser  tracks the occurrence  of  shareholder  meetings,  and  obtains  and  evaluates  the  proxy information provided by the companies whose shares are being voted.

     Prior to a proxy voting  deadline,  the appropriate  analyst of the Adviser will make a determination  as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider  information from many sources,  including management of the company,  shareholder  groups, and independent proxy research  services.  An analyst  may  determine  that the cost of voting a proxy  exceeds  the  expected benefit to the client.  For  example,  calling  back  securities  that have been loaned in order to exercise  voting rights could cause a client to forego income that  otherwise  would have been  earned had the  Adviser not sought to exercise voting rights with respect to those securities.

     The Adviser is responsible for submitting,  or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.

     4.CONFLICTS OF INTEREST

     The Adviser may have a conflict of interest in voting a particular proxy. A conflict  of  interest  could  arise,  for  example,  as a result of a  business relationship  with a company,  or a direct or indirect  business interest in the matter  being  voted  upon,  or as a  result  of a  personal  relationship  with corporate  directors or candidates  for  directorships.  Whether a  relationship creates  a  material  conflict  of  interest  will  depend  upon the  facts  and circumstances.

     Whenever an analyst  determines  that it is in a client's  best interest to vote on a  particular  proposal in a manner  other than in  accordance  with the
Guidelines (or the  Guidelines do not address how to vote on the proposal),  the analyst  shall  present  the  matter  to the  Proxy  Committee,  which  shall be responsible  for  evaluating  information  relating to  conflicts of interest in connection with voting the client proxy.

     A.   Identifying Conflicts of Interest

                                      B-8

     For purposes of identifying  conflicts  under these  procedures,  the Proxy
Committee will rely on publicly  available  information  about a company and its affiliates,  information  about the company and its affiliates that is generally known by the Adviser's  employees,  and other  information  actually  known by a member of the Proxy Committee.

     The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:

     1. Significant  Business  Relationships--The  Proxy Committee will consider whether the matter  involves an issuer or proponent with which the Adviser has a
significant  business   relationship.   The  Adviser  has  significant  business
relationships  with certain entities,  such as other investment  advisory firms, vendors,  clients, and broker dealers. For this purpose, a "significant business relationship"  is one that might create an incentive  for the Adviser to vote in favor of management.

     2. Significant Personal or Family  Relationships--The  Proxy Committee will consider  whether the matter  involves an issuer,  proponent or individual  with which an employee of the Adviser who is involved in the proxy voting process may have a  significant  personal  or  family  relationship.  For  this  purpose,  a
"significant  personal or family  relationship"  is one that would be reasonably likely to influence  how the Adviser  votes the proxy.  Employees of the Adviser who  are  involved  in the  proxy  voting  process  (e.g.,  analysts,  portfolio managers,  Proxy  Committee  members,  senior  management,  as  applicable)  are required to disclose to the Proxy Committee any  significant  personal or family relationship they may have with the issuer, proponent, or individual involved in the matter.

     3. Contact with Proxy Committee  Members--If an employee of the Adviser not involved in the proxy voting process contacts any Proxy Committee member for the purpose of influencing how a proxy is to be voted,  the member will  immediately contact the Adviser's  [Compliance  Officer] who will determine:  (i) whether to treat the proxy in question as one  involving a material  conflict of  interest;
and (ii) if so,  whether  the member of the Proxy  Committee  who was  contacted should recuse himself or herself from all further matters regarding the proxy.

     B.   Determining Whether a Conflict is Material

     In the event that the Proxy  Committee  determines  that the  Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine  whether the conflict is "material" to that  proposal.  The Proxy
Committee may determine on a case by-case basis that a particular  proposal does not involve a material  conflict of interest.  To make this  determination,  the
Proxy  Committee must conclude that the proposal is not directly  related to the
Adviser's  conflict with the issuer.  If the Proxy  Committee  determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

     C.   Voting Proxies Involving a Material Conflict

                                      B-9

     In the event that the Proxy  Committee  determines  that the  Adviser has a material conflict of interest with respect to a proxy proposal, the Adviser will vote  on the  proposal  in  accordance  with  the  determination  of  the  Proxy
Committee.  Alternatively,  prior to voting on the proposal, the Adviser may (i)
contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance  with the  recommendation  of such third party (or have the third party vote such proxy); or (ii) with respect to client  accounts that are not subject to ERISA,  fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Adviser will vote on the proposal (or otherwise obtain  instructions  from the client as to how the proxy should be voted).

     The Adviser may not address a material  conflict of interest by  abstaining from voting,  unless the Proxy  Committee has determined  that  abstaining  from voting on the proposal is in the best interests of clients.*

     The Proxy Committee shall document the manner in which proxies  involving a material  conflict  of  interest  have  been  voted as well as the basis for any determination  that the Adviser does not have a material conflict of interest in respect of a particular matter.  Such documentation shall be maintained with the records of the Proxy Committee.

     5.DISCLOSURE

     In accordance  with the Advisers Act and ERISA,  the Adviser reports to its clients  regarding  the  manner in which  their  proxies  are  voted.  It is the
Adviser's general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.

     6.RECORD RETENTION

     The Adviser  maintains the books and records  required by Rule  204-2(c)(2)
under the  Advisers Act in the manner and for the periods  required.  For client portfolios  subject  to ERISA,  the  Adviser  maintains  the  books and  records required by the Department of Labor.

Attachments

         Schedule A--Members of the Proxy Committee

         Exhibit 1--Sands Capital Management Proxy Voting Guidelines

-----------------------------------------------

* The existence of a material  conflict of interest will not affect an analyst's determination  that it is in the best  interests of clients not to vote a proxy.

                                      B-10

                                   SCHEDULE A

                         Members of the Proxy Committee

              Robert C. Hancock, Chief Compliance Officer - Member
  Thomas M. Ricketts, CFA, Senior Research Analyst, Portfolio Manager - Member
           Andrew Colyer, Research Analyst, Portfolio Manager - Member
               Lisa Grozio, Compliance Operations Manager - Member
 Dana M. McNamara, Director of Client Services - Committee Chairperson and Secretary

                                      B-11

                                    EXHIBIT 1

                            SANDS CAPITAL MANAGEMENT

                             PROXY VOTING GUIDELINES

     One of the primary factors SCM considers when  determining the desirability of investing in a particular company is the quality and depth of its management.
Accordingly,  SCM believes  that the  recommendation  of management on any issue should be given substantial weight in determining how proxy issues are resolved.
As a matter of practice,  SCM will vote on most issues  presented in a portfolio company  proxy  statement  in  accordance  with the  position  of the  company's management,  unless SCM determines that voting in accordance  with  management's recommendation would adversely affect the investment merits of owning the stock.
However,  SCM will consider  each issue on its own merits,  and will not support the  position of the  company's  management  in any  situation  where,  in SCM's judgment, it would not be in the best interests of the client to do so.

                            I. The Board of Directors

A.   Voting on Director Nominees in Uncontested Elections

Votes on director  nominees are made on a case-by-case  basis,  and may consider the following factors:

     o    Long-term corporate performance record relative to a market index;

     o    Composition of board and key board committees;

     o    Corporate governance provisions and takeover activity;

     o    Board decisions regarding executive pay;

     o    Director compensation;

B.   Director and Officer Indemnification and Liability Protection

Proposals   concerning  director  and  officer   indemnification  and  liability
protection are evaluated on a case-by-case basis.

C.   Voting for Director Nominees in Contest Elections

Votes in a contested  election of  directors  are  evaluated  on a  case-by-case basis, and may consider the following factors:

     o    long-term financial  performance of the target company relative to its industry;

     o    management's track record;

                                      B-12

     o    background to the proxy contest;

     o    qualifications of director nominees (both slates);

     o    evaluation of what each side is offering  shareholders  as well as the likelihood that the proposed objectives and goals can be met; and

     o    stock ownership positions.

D.   Size of the Board

Proposals to limit the size of the Board  should be evaluated on a  case-by-case basis.

                                  II. Auditors

Ratifying Auditors

We generally  vote for proposals to ratify  auditors,  unless:  an auditor has a financial  interest in or  association  with the company,  and is therefore  not independent;  or there is reason to believe  that the  independent  auditor  has rendered an opinion  which is neither  accurate nor  indicative of the company's financial position.

                           III. Proxy Contest Defenses

Cumulative Voting

We vote against proposals to eliminate cumulative voting.

We vote for proposals to permit cumulative voting.

                            IV. Anti-Takeover Issues

We generally  oppose  anti-takeover  measures  because  they reduce  shareholder rights.  However, as with all proxy issues, we conduct and independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

A.   Poison Pills

The "poison  pill"  entitles  shareholders  to purchase  certain  securities  at discount  prices in the event of a change in corporate  control.  Such a measure would make a potential takeover prohibitively expensive to the acquirer.

We review on a case-by-case basis management proposals to ratify a poison pill.

B.   Fair Price Provisions

                                      B-13

Fair price provisions  attempt to ensure  approximately  equal treatment for all shareholders in the event of a full-scale takeover.  Typically, such a provision requires would be acquirers that have established  threshold positions in target companies  at given  per  share  prices  to pay at least as much if they opt for complete control, unless certain conditions are met.

We vote for fair price  proposals,  as long as the shareholder  vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote for shareholder  proposals to lower the shareholder  vote requirement in existing fair price provisions.

C.   Greenmail

Proposals  relating to the  prohibition of "greenmail"  are designed to disallow the  repurchase  of  stock  from a  person  or  group  owning  5% or more of the company's  common stock,  unless  approved by the  disinterested  holders of two thirds or more of the  outstanding  stock.  They could also  prevent the company from  repurchasing  any class of stock at a price more than 5% above the current fair market price, unless an offer is made to all shareholders.

We vote for  proposals to adopt  anti-greenmail  charter or bylaw  amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.   Superstock

Another  takeover  defense  is  superstock,   i.e.,  shares  that  give  holders
disproportionate  voting rights. For example, one company proposed authorizing a class of preferred stock which "could be issued in a private  placement with one or more  institutional  investors"  and "could be  designated  as having  voting rights which might dilute or limit the present  voting  rights of the holders of common stock...." The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

We will  review on a  case-by-case  basis  proposals  that would  authorize  the creation of new classes of "superstock."

E.   Supermajority Rules

Supermajority  provisions  require approval by holders of minimum amounts of the common  shares  (usually  75% to 80%).  While  applied  mainly to  merger  bids, supermajority  rules also may be  extended  to cover  substantive  transfers  of corporate  assets,  liquidations,  reverse splits,  and removal of directors for reasons  other  than  cause.  A  supermajority  provision  would  make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

     1.   Supermajority Shareholder Vote Requirement to Approve Mergers

                                      B-14

          We vote  against  management  proposals  to  require  a  supermajority shareholder  vote to approve  mergers and other  significant  business combinations.

          We vote for shareholder  proposals to lower supermajority  shareholder
          vote   requirements  for  mergers  and  other   significant   business
          combinations.

     2.   Supermajority  Shareholder  Vote  Requirement  to Amend the Charter or
          Bylaws

          We vote  against  management  proposals  to  require  a  supermajority shareholder vote to approve charter and bylaw amendments.

          We vote for shareholder  proposals to lower supermajority  shareholder vote requirements for charter and bylaw amendments.

F.   Board Classification

High on the agenda of defense minded  corporate  executives are staggered  terms for  directors,  whereby only some  (typically  one third) of the  directors are elected each year.  The  "staggered  board" acts as a bar to unwelcome  takeover bids. An  aggressive,  affluent  acquirer would need two years to gain a working majority of directors at a company  whose board members are elected to staggered three-year terms of office.

We vote against proposals to classify the board.

We vote for  proposals  to repeal  classified  boards  and  elect all  directors annually.

                      V. Miscellaneous Governance Provision

Bundled Proposals

We review on a case-by-case basis bundled or "conditioned"  proxy proposals.  In the case of items that are conditioned  upon each other, we examine the benefits and costs of the  packages  items.  In  instances  when the joint  effect of the conditioned  items is not in shareholder's  best interests,  we vote against the proposals. If the combined effect is positive, we support such proposals.

                              VI. Capital Structure

A.   Common Stock Authorization

We review on a case-by-case  basis proposals to increase the number of shares of common stock authorized for issue.

B.   Debt Restructuring

We review on a case-by-case  basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

                                      B-15

                    VII. Executive and Director Compensation

In  general,  we  vote  on  a  case-by-case  basis  on  executive  and  director compensation  plans,  including  stock option  plans,  with the view that viable compensation programs reward the creation of stockholder wealth.

                          VIII. State of Incorporation

A.   Voting on State Takeover Statutes

We review on a case-by-case  basis  proposals to opt in or out of state takeover statutes (including control share acquisition  statutes,  control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements,  severance pay and labor contract provisions,  anti-greenmail provisions, and disgorgement provisions).

B.   Voting on Reincorporation Proposals

Proposals  to  change a  company's  state of  incorporation  are  examined  on a case-by-case basis.

                    IX. Mergers and Corporate Restructurings

A.   Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis.

B.   Corporate Restructuring

Votes on corporate  restructuring  proposals,  including  minority  squeezeouts, leveraged buyout, spin-offs,  liquidations,  and asset sales are considered on a case-by-case basis.

C.   Spin-offs

Votes on spin-offs are considered on a case-by-case basis.

D.   Changing Corporate Name

We generally vote for changing the corporate name.

                       X. Social and Environmental Issues

Consistent  with its fiduciary  duty to clients,  SCM will vote on social issues with a view toward promoting good corporate  citizenship.  However, SCM realizes that it cannot  require  a  portfolio  company  to go  beyond  applicable  legal requirements or put itself in a non-competitive  position. Social responsibility issues may include proposals regarding the following:

     o    Ecological  issues,  including  toxic hazards and pollution of the air and water;

     o    Employment practices, such as the hiring of women and minority groups;

                                      B-16

     o    Product quality and safety;

     o    Advertising practices;

     o    Animal rights, including testing, experimentation and factory farming;

     o    Military and nuclear issues; and

     o    International  politics  and  operations,  including  the  world  debt crisis,  infant formula,  U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

We review on a case-by-case  basis proposals  regarding  social or environmental issues.

                                      B-17

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                                  INTRODUCTION

     Lord  Abbett has a Proxy  Committee  responsible  for  establishing  voting policies and for the oversight of its proxy voting process.  Lord Abbett's Proxy
Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments,  the Firm's Managing
Member  and  its  General  Counsel.  Once  policy  is  established,  it  is  the responsibility of each investment team leader to assure that each proxy for that team's  portfolio is voted in a timely manner in accordance with those policies.
In each case where an investment team declines to follow a  recommendation  of a company's  management,  a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained  Institutional
Shareholder  Services  ("ISS") to analyze proxy issues and  recommend  voting on those  issues,  and to provide  assistance  in the  administration  of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee,  composed solely of independent  directors.
The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the  actions  of Lord  Abbett  in voting  securities  owned by the  Funds;  (ii)
evaluate the policies of Lord Abbett in voting securities;  (iii) meet with Lord
Abbett to review the policies in voting  securities,  the sources of information used in determining how to vote on particular  matters,  and the procedures used to  determine  the  votes in any  situation  where  there may be a  conflict  of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the  investment  portfolios  of our clients.  We are not part of a larger group of companies conducting diverse financial  operations.  We would therefore expect,  based on our past experience,  that the incidence of an actual conflict of interest  involving  Lord  Abbett's  proxy voting  process  would be limited.
Nevertheless,  if a potential conflict of interest were to arise,  involving one or more of the Lord Abbett  Funds,  where  practicable  we would  disclose  this potential  conflict to the  affected  Funds'  Proxy  Committees  and seek voting instructions  from those Committees in accordance with the procedures  described below under "Specific Procedures for Potential Conflict  Situations." If it were not practicable to seek instructions  from those  Committees,  Lord Abbett would simply  follow its proxy voting  policies or, if the  particular  issue were not covered by those policies,  we would follow a  recommendation  of ISS. If such a conflict arose with any other client,  Lord Abbett would simply follow its proxy voting policies or, if the particular  issue were not covered by those policies, we would follow the recommendation of ISS.

              SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1. Fund Independent  Board Member on Board (or Nominee for Election to
Board) of Publicly Held Company Owned by a Lord Abbett Fund.

                                      B-18

     Lord Abbett will compile a list of all  publicly  held  companies  where an
Independent  Board Member serves on the board of directors,  or has indicated to
Lord Abbett that he is a nominee for election to the board of directors (a "Fund
Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting  recommendation of
ISS,  then Lord Abbett shall bring that issue to the Fund's Proxy  Committee for instructions on how to vote that proxy issue.

     The  Independent  Directors  have decided that the Director on the board of the Fund Director  Company will not  participate in any discussion by the Fund's
Proxy  Committee  of any proxy  issue for that Fund  Director  Company or in the voting instruction given to Lord Abbett.

Situation 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly  held  companies  (or which are a  subsidiary  of a publicly  held firm)  that have a  significant  business relationship with Lord Abbett (a "Relationship  Firm"). A "significant  business relationship"  for this purpose means:  (a) a broker dealer firm which sells one percent or more of the Lord Abbett  Funds'  total shares for the last 12 months;
(b) a firm  which is a  sponsor  firm  with  respect  to Lord  Abbett's  Private
Advisory Services business;  (c) an institutional client which has an investment management  agreement with Lord Abbett; (d) an institutional  investor having at least $5 million  in Class Y shares of the Lord  Abbett  Funds;  and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy  issue  involving a  Relationship  Firm,  Lord Abbett  shall notify the Fund's Proxy  Committee and shall seek voting  instructions  from the
Fund's Proxy Committee only in those  situations  where Lord Abbett has proposed not to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors,  appointment of independent  auditors,  changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of  confidence on such matters is due the management of any company whose shares we are willing to hold.

                              ELECTION OF DIRECTORS

     Lord  Abbett  will   generally   vote  in  accordance   with   management's
recommendations  on the  election  of  directors.  However,  votes  on  director nominees are made on a case-by- case basis.  Factors that are considered include current  composition  of the board and key- board  nominees,  long-term  company performance  relative to a market index,  and the  directors'  investment in the company.  We also consider  whether the Chairman of the board is also serving as
CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There  are some  actions  by  directors  that  may  result  in votes  being withheld. These actions include:

                                      B-19

     1.   Attending  less than 75% of board  and  committee  meetings  without a valid excuse.

     2.   Ignoring  shareholder  proposals  that are  approved  by a majority of votes for two consecutive years.

     3.   Failing to act on takeover  offers  where a majority  of  shareholders tendered their shares.

     4.   Serving as inside directors and sit on an audit,  compensation,  stock option, or nomination committee.

     5.   Failing to replace management as appropriate.

     We will  generally  approve  proposals  to elect  directors  annually.  The ability to elect  directors is the single most important use of the  shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the  staggered  election of directors  is to provide a continuity  of experience on the board and to prevent a precipitous  change in the  composition of the board.  Although  shareholders  need some form of protection from hostile takeover  attempts,  and boards need tools and  leverage  in order to  negotiate effectively  with potential  acquirers,  a classified  board tips the balance of power too much toward incumbent  management at the price of potentially ignoring shareholder interests.

                          INCENTIVE COMPENSATION PLANS

     We usually vote with  management  regarding  employee  incentive  plans and changes  in such  plans,  but  these  issues  are  looked at very  closely  on a case-by-case  basis. We use ISS for guidance on appropriate  compensation ranges for various  industries  and company  sizes.  In  addition  to  considering  the individual  expertise of management and the value they bring to the company,  we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We  scrutinize   very  closely  the  approval  of  repricing  or  replacing underwater stock options, taking into consideration the following:

     1.   The stock's volatility,  to ensure the stock price will not be back in the money over the near term.

     2.   Management's rationale for why the repricing is necessary.

     3.   The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

     4.   Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies, we would generally vote against plans that promoted short-term  performance  at the  expense of  longer-term  objectives.  Dilution, either actual or potential,  is, of course,  a major  consideration in reviewing all incentive plans. Team leaders in small- and mid-

                                      B-20

cap companies  often view option plans and other employee  incentive  plans as a
critical  component  of  such  companies'  compensation   structure,   and  have
discretion to approve such plans, notwithstanding dilution concerns.

                               SHAREHOLDER RIGHTS

Cumulative Voting

     We  generally  oppose  cumulative  voting  proposals  on the ground  that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system,  any shareholder that desires anonymity may register the shares in the name of a bank, a broker,  or some other  nominee.  A confidential ballot may tend to preclude any  opportunity  for the board to communicate  with those who oppose management proposals.

     On  balance,  we  believe  shareholder  proposals  regarding   confidential
balloting   should   generally   be  approved,   unless  in  a  specific   case,
countervailing arguments appear compelling.

Supermajority Voting

     Supermajority  provisions  violate the principle that a simple  majority of voting  shares  should be all that is  necessary  to effect  change  regarding a company and its corporate  governance  provisions.  Requiring more than this may permit management to entrench  themselves by blocking amendments that are in the best interest of shareholders.

                                 TAKEOVER ISSUES

     Votes on mergers and  acquisitions  must be  considered  on a  case-by-case basis.  The voting  decision  should  depend on a number of  factors,  including anticipated financial and operating benefits,  the offer price, prospects of the combined  companies,  changes  in  corporate  governance  and  their  impact  on shareholder  rights.  It is our policy to vote against  management  proposals to require supermajority  shareholder vote to approve mergers and other significant
business   combinations,   and  to  vote  for  shareholder  proposals  to  lower
supermajority  vote  requirements  for  mergers  and  acquisitions.  We are also opposed  to  amendments  that  attempt to  eliminate  shareholder  approval  for acquisitions  involving  the issuance of more than 10% of the  company's  voting stock.  Restructuring  proposals will also be evaluated on a case-by-case  basis following the same guidelines as those used for mergers.

     Among the more  important  issues that we support,  as long as they are not tied in with other measures that clearly entrench management, are:

     1.   Anti-greenmail provisions,  which prohibit management from buying back
          shares  at  above  market  prices  from  potential   suitors   without
          shareholder approval.

                                      B-21

     2.   Fair  Price  Amendments,  to  protect  shareholders  from  inequitable two-tier stock acquisition offers.

     3.   Shareholder  Rights Plans (so-called  "Poison Pills"),  usually "blank check"  preferred and other classes of voting  securities  that can be issued without further shareholder approval. However, we look at these proposals on a case-by-case  basis,  and we only approve these devices when proposed by companies with strong, effective managements to force corporate  raiders to negotiate with management and assure a degree of stability that will support good long-range  corporate  goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

     4.   "Chewable  Pill"  provisions  are the  preferred  form of  Shareholder
          Rights  Plan.  These  provisions  allow the  shareholders  a secondary option  when the Board  refuses to  withdraw a poison  pill  against a majority  shareholder  vote.  To  strike a  balance  of power  between management and the  shareholder,  ideally  "Chewable Pill"  provisions
          should   embody  the   following   attributes,   allowing   sufficient
          flexibility  to maximize  shareholder  wealth when  employing a poison pill in negotiations:

          o    Redemption  Clause  allowing  the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

          o    No dead-hand or no-hand pills.

          o    Sunset  Provisions  that allow the  shareholders  to review,  and reaffirm or redeem a pill after a predetermined time frame.

          o    Qualifying  Offer Clause that gives  shareholders  the ability to redeem a poison pill when faced with a bona fide takeover offer.

                                  SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent  managements  occasionally differ on such matters, and so we review the more controversial issues closely.

                                      B-22

                        Pzena Investment Management, LLC
                              Amended and Restated
                      Proxy Voting Policies and Procedures
                             Effective July 1, 2003
                                       and
                Further amended March 15, 2004 and August 1, 2004

I.   Requirements Described

     A.Investment  Advisers Act Requirements.  Although the Investment  Advisers
Act of 1940, as amended (the "Advisers Act"), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser's fiduciary duty extends to voting (as well as trading) and requires  that,  if the adviser has the  obligation  to vote shares beneficially  owned by its  clients,  the adviser  vote in the best  interest of clients.  In addition,  Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures  reasonably  designed to ensure that the adviser votes proxies in the best  interest  of  clients,  to  disclose  to clients  information  about those policies and procedures,  to disclose to clients how they may obtain information on how the adviser  has voted their  proxies,  and to maintain  certain  records relating to proxy voting.

     B.United Kingdom Code of Conduct  Considerations.  Certain offshore clients have  contractually  obligated  PIM to vote  proxies  and take  other  corporate actions consistent with the UK Combined Code of Practice.  This Combined Code is
the UK  equivalent of to the  Sarbanes-Oxley  Act. The Combined Code is mostly a prudential  guide  setting out the kinds of things  investment  firms  should be watching out for in their  portfolio  companies in order to ensure  shareholders derive value from their investments.  With respect to proxy voting, the Combined
Code  emphasizes  that  investment   advisers  have  a  responsibility  to  make
considered use of their votes. Best practice  recommendations under the Combined
Code for fulfilling this duty include  meetings  between the investment  adviser and senior  management  of  portfolio  companies,  and  monitoring  of portfolio companies' (1)  governance  arrangements  (particularly  those relating to board
composition,   structure,   accountability  and  independence),  (2)  management
compensation  arrangements,  (3) financial reporting; (4) internal controls, and
(5) approach to corporate social responsibility.

     C.ERISA Considerations. The Department of Labor has taken the position that
an  investment   adviser   managing   pension  plan  assets  generally  has  the
responsibility  to vote shares  held by the plan and  subject to the  investment adviser's  management,  unless this responsibility is specifically  allocated to some other  person  pursuant to the  governing  plan  documents.  The  following principles  apply to  voting  responsibilities  of an  investment  adviser  with respect to shares held on behalf of an ERISA pension plan:

     1.   Responsibility  for voting  should be clearly  delineated  between the adviser and the trustee or other plan  fiduciary  that  appointed  the adviser.

                                      B-23

     2.   An adviser with voting  authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

     3.   In voting, an investment  adviser must act prudently and solely in the
          interests  of  pension  plan   participants  and   beneficiaries.   An
          investment  adviser must consider  factors that would affect the value of the plan's  investments  and may not  subordinate  the interests of plan  participants and  beneficiaries  in their  retirement  income to unrelated objectives,  such as social considerations.  (However, other
          Department  of  Labor  pronouncements  in the  context  of  investment decisions  indicate that social  considerations  may be used in making investment  decisions  to select among  investments  of equal risk and return.)

     4.   No one can direct the investment manager's vote on a specific issue or on a specific  company  unless that  contingency  is  provided  for in writing and the person giving such  direction is a named  fiduciary of the plan.

     5.   The client must periodically  monitor the adviser's voting activities, and both the client's  monitoring  activities and the adviser's voting activities  (including the votes cast in each particular case) must be documented.

II.  Procedures

     A.Introduction

     As of October 1, 2001, PIM ("PIM") began subscribing to a proxy monitor and voting  agent  service  offered  by  Institutional  Shareholder  Services,  Inc.
("ISS").  Under the written  agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately  managed account client  portfolios and the U.S.
companies in the Pzena Investment Management  International--Pzena  Global Value
Service portfolio.  They also vote, record and generate a voting activity report for our clients and offer a social investment  research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol,  gambling). The provision of these  services  became  operational  as of November 15, 2001.  PIM retains  responsibility  for instructing ISS how to vote, and we still apply our own  guidelines  as set  forth  herein  when  voting.  If  PIM  does  not  issue instructions  for a particular  vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted  on),  and with  management  (when  there is no PIM  policy  covering  the vote).(1)

     PIM personnel  continue to be responsible  for entering all relevant client and  account  information  (e.g.,  changes in client  identities  and  portfolio holdings) in the Indata  system.  A direct link  download  has been  established between PIM and ISS providing data from the Indata  System.  ISS assists us with our  recordkeeping  functions,  as well as the  mechanics of voting.  As part of
ISS's  recordkeeping/administrative  function, they receive and review all proxy ballots

-----------------------------------------------
(1) This  default  was phased in during  early 2002 in order to give ISS time to customize their system. If we did not issue  instructions for a particular proxy during  the  phase-in  period.  ISS  marked the  affected  ballots  based on the recommendations issued by ISS for that vote.

                                      B-24

and other  materials,  and generate  reports  regarding  proxy  activity  during specified  periods,  as requested by us. To the extent that the  Procedures  set forth in the Section II are carried out by ISS,  PIM will  periodically  monitor
ISS to insure that the  Procedures  are being  followed and will conduct  random tests to verify that proper  records are being  created and retained as provided in Section 4 below.

     B.Compliance Procedures

     PIM's standard  Investment  Advisory Agreement provides that until notified by the client to the contrary,  PIM shall have the right to vote all proxies for securities held in that client's account.  In those instances where PIM does not have  proxy  voting  responsibility,  it shall  forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting  responsibility on behalf of a client, it follows the  procedures  set forth below.  The Director of Research is  responsible  for monitoring the PIM Analyst's  compliance with such  procedures when voting.  The
Director of Compliance is responsible  for monitoring  overall  compliance  with these procedures.

     C.Voting Procedures

     1.   Determine Proxies to be Voted

     Based on the  information  provided  by PIM via the  direct  link  download established  between PIM and ISS mentioned above, ISS shall determine what proxy votes  are  outstanding  and  what  issues  are to be  voted  on for all  client accounts.  Proxies  received  by ISS will be matched  against  PIM's  records to verify that each proxy has been received.  If a discrepancy  is discovered,  ISS will use  reasonable  efforts  to  resolve  it,  including  calling  PIM  and/or applicable Custodians. Pending votes will be forwarded first to the firm's Chief
Compliance  Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy  Coordinator who will forward them on to
the  Analyst  who  is  responsible   for  the  Company   soliciting  the  proxy.
Specifically,  the  Analyst  will  receive  a red  folder  containing  the proxy statement, a printout of the Company's Annual Report, the proxy analysis by ISS, a blank  disclosure  of  personal  holdings  form,  and one or more vote  record forms.(2) The Analyst will then mark his/her voting  decision on the Vote Record
Form,  initial this form to verify his/her voting  instructions,  and return the red  folder  to the  Proxy  Coordinator  who will  then  enter the vote into the
ISS/Proxy Monitor System.  Any notes or other materials  prepared or used by the
Analyst in making his/her voting decision shall also be filed in the red folder.

     If an  Analyst  desires  to vote  against  management  or  contrary  to the guidelines  set forth in this proxy  voting  policy or the written  proxy voting policy  designated by a specific client,  the Analyst will discuss the vote with the Chief Executive  Officer and/or Director of Research and the Chief Executive
Officer and/or Director of Research shall determine how to

-----------------------------------------------
(2) A separate  ballot and vote record form may be included in the red folder if the company  soliciting  the proxy is included in the  portfolio of a client who has  designated  specific  voting  guidelines  in  writing  to  PIM  which  vary substantially  from these policies and if the Custodian for that client does not aggregate  ballots before sending them to ISS. In such event,  the Analyst shall evaluate  and vote such ballot on an  individual  basis in  accordance  with the applicable voting guidelines.

vote the proxy based on the Analyst's  recommendation and the long term economic impact such vote will have on the  securities  held in client  accounts.  If the
Chief  Executive  Officer  and/or  Director of  Research  agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide  written  documentation  of the reasons  for the vote (by  putting  such documentation in the red folder and/or e-mailing such documentation to the Proxy
Coordinator and General  Counsel/Chief  Compliance Officer for filing.) When the
Analyst has completed all voting,  the Analyst will return the red folder to the
Proxy  Coordinator who will enter the votes in the ISS system.  Votes may not be changed once  submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

     2.   Identify  Conflicts and Vote According to Special Conflict  Resolution
          Rules

                                      B-25

     The  primary  consideration  is that PIM act for the benefit of its clients and  place its  client's  interests  before  the  interests  of the firm and its principals and employees.  The following provisions identify potential conflicts of interest  that are relevant to and most likely to arise with respect to PIM's advisory  business  and its  clients,  and set forth how we will  resolve  those conflicts.  In the event that the Research  Analyst who is  responsible  for the
Company   soliciting  a  particular   proxy  has   knowledge  of  any  facts  or
circumstances  which  the  Analyst  believes  are or may  appear  be a  material conflict,  the Analyst  will advise  PIM's Chief  Compliance  Officer,  who will convene a meeting of the proxy committee to determine  whether a conflict exists and how that conflict should be resolved.

     a.PIM has identified the following areas of potential concern:

          o    Where PIM  manages  any  pension  or other  assets of a  publicly traded  company,  and also holds that  company's or an affiliated company's securities in one or more client portfolios.

          o    Where PIM  manages  the assets of a  proponent  of a  shareholder proposal for a company whose securities are in one or more client portfolios.

          o    Where PIM has a client  relationship  with an individual who is a corporate director,  or a candidate for a corporate  directorship of a public  company whose  securities  are in one or more client portfolios.

          o    Where a PIM officer, director or employee, or an immediate family member  thereof is a corporate  director,  or a  candidate  for a corporate  directorship of a public company whose  securities are in one  or  more  client  portfolios.  For  purposes  hereof,  an immediate  family  member shall be a spouse,  child,  parent,  or sibling.

     b.To address the first potential  conflict  identified  above,  PIM's Chief
Compliance  Officer will maintain a list of public company  clients that will be updated  regularly as new client  relationships  are established  with the firm.
Upon receipt of each proxy to be voted for clients,  the Proxy  Coordinator will give the ballot and supporting proxy materials to PIM's Chief Compliance Officer who will check to see if the company  soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list

                                      B-26

and PIM  still  manages  pension  or other  assets  of that  company,  the Chief
Compliance  Officer  will  note  this in the red  folder  so  that  the  Analyst responsible  for  voting the proxy  will vote the proxy in  accordance  with the special rules set forth in Subsection f of this Section 2.

     c.To address the second potential  conflict  identified above,  PIM's Chief
Compliance  Officer (with the assistance of PIM's Director of Operations  during the busy proxy season--March through June) will check the proxy materials to see if the proponent of any  shareholder  proposal is one of PIM's clients (based on the client list generated by our Portfolio  Management System,  Indata).  If the
proponent  of a  shareholder  proposal  is a PIM  client,  the Chief  Compliance
Officer  will note this in the red folder so that the  Analyst  responsible  for voting the proxy will vote the proxy in  accordance  with the special  rules set forth in Subsection f of this Section 2.

     d.To address the third potential  conflict  identified  above,  PIM's Chief
Compliance  Officer (with the assistance of PIM's Director of Operations  during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose  securities  are in one or more client  portfolios is one of PIM's individual  clients  (based  on the  client  list  generated  by  our  Portfolio
Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the  grantor,  settlor,  or  beneficiary  thereof.  If a director or director nominee is a PIM client,  the Chief Compliance Officer will note this in the red folder so that the Analyst  responsible for voting the proxy will vote the proxy in  accordance  with the special rules set forth in Subsection f of this Section
2.

     e. To address the fourth potential  conflict  identified above, PIM's Chief
Compliance  Officer (with the assistance of PIM's Director of Operations  during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client  portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM  personnel to an annual  questionnaire  in this  regard).  If a director  or  director  nominee is a PIM  officer,  director  or  employee or an immediate family member thereof,  the Chief Compliance Officer will note this in the red folder so that the  Analyst  responsible  for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this
Section 2.

     f.The  following  special rules shall apply when a conflict is noted in the red folder:

          i. In all cases where PIM  manages  the  pension or other  assets of a publicly  traded  company,  and also holds that  company's or an affiliated company's  securities  in one or more client  portfolios,  PIM will have no discretion  to vote  any  portion  of the  proxy,  but  will  defer  to the recommendation(s)  of ISS in  connection  therewith  and will vote strictly according to those recommendations.

          ii. The identity of the proponent of a shareholder  proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise  influence  an  Analyst's  determination  whether  a vote  for or against a proposal is in the best interests of PIM's clients.

                                      B-27

          iii.  If PIM  has  proxy  voting  authority  for a  client  who is the proponent of a shareholder  proposal and PIM  determines  that it is in the best interests of its clients to vote against that  proposal,  a designated member of PIM's client  service team will notify the  client-proponent  and give that  client the option to direct PIM in writing to vote the  client's proxy differently than it is voting the proxies of its other clients.

          iv. If the proponent of a  shareholder  proposal is a PIM client whose assets  under  management  with PIM  constitute  30% or more of PIM's total assets  under  management,  and PIM has  determined  that it is in the best interests of its clients to vote for that  proposal,  PIM will disclose its intention  to vote for such  proposal  to each  additional  client who also holds the  securities of the company  soliciting  the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy as stated in such disclosure.

          v. In all cases where PIM manages  assets of an individual  client and that  client  is  a  corporate  director,  or  candidate  for  a  corporate directorship of a public company whose securities are in one or more client portfolios,  PIM will have no  discretion to vote any portion of the proxy, but will defer to the  recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

          vi. In all cases  where a PIM  officer,  director or  employee,  or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios,  PIM will have no discretion to vote any portion of the proxy,  but will defer to the  recommendation(s)  of ISS in  connection therewith and will vote strictly according to those recommendations.

     Notwithstanding  any of the above  special  rules to the  contrary,  in the extraordinary  event that it is determined by unanimous  vote of the Director of
Research,  the Chief  Executive  Officer,  and the Research  Analyst  covering a particular  company that the ISS  recommendation on a particular  proposal to be voted is materially  adverse to the best interests of the clients,  then in that
event,  the  following   alternative  conflict  resolution  procedures  will  be
followed:

     A designated  member of PIM's  client  service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has  authority  to vote  proxies,  and  disclose  all of the  facts pertaining  to  the  vote  (including,  PIM's  conflict  of  interest,  the  ISS recommendation,  and PIM's  recommendation).  The  client  then will be asked to direct PIM how to vote on the issue.  If a client does not give any direction to
PIM within 3 business days of delivery of such  disclosure,  PIM will be free to vote such  client's  proxy in the manner it deems to be in the best  interest of the client.

     When  PIM's  conflicts  resolution  policies  call  for PIM to defer to ISS recommendations,  PIM  will  make a  case-by-case  evaluation  of  whether  this deferral is consistent  with its fiduciary  obligations  by inquiring  about and asking for  representations  from ISS on any  potential  conflicts it has or may have with  respect  to the  specific  vote.  PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this

                                      B-28

Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares  that PIM  accepted  as an  accommodation  to a new  client as part of an account funding,  but then liquidated shortly thereafter because such securities were not in PIM's model.

     On an  annual  basis,  the  Compliance  Department  also  will  review  the conflicts  policies  and Code of  Conduct  that ISS posts on its  website.  This review  will be  conducted  in  February  of each year before the start of proxy voting season.

     3.   Vote

     Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients.  We deem the best  interests of the clients  to be that  which  maximizes  shareholder  value  and  yields  the best economic results (e.g.,  higher stock prices,  long-term  financial health,  and stability).  In evaluating  proxy  issues,  PIM will rely on ISS to identify and flag factual issues of relevance and  importance.  We also will use  information gathered as a result of the  in-depth  research and  on-going  company  analyses performed by our investment  team in making buy, sell and hold decisions for our
client   portfolios.   This  process  includes  periodic  meetings  with  senior
management of portfolio companies.  PIM may also consider information from other
sources,   including  the  management  of  a  company   presenting  a  proposal,
shareholder  groups,  and  other  independent  proxy  research  services.  Where applicable, PIM also will consider any specific guidelines designated in writing by a client.

     The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading  accounts,  the Research Analyst must complete a special "Disclosure of Personal Holdings Form" (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst's votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the  responsibility  of each Research Analyst to disclose such personal interest and obtain such  initials.  Any other  owner,  partner,  officer,  director,  or employee of the firm who has a personal or financial  interest in the outcome of the vote is hereby  prohibited  from  attempting  to influence  the proxy voting decision of PIM personnel responsible for voting client securities.

     Unless a particular  proposal or the particular  circumstances of a company may  otherwise  require (in the case of the  conflicts  identified  in Section 2 above) or suggest (in all other cases),  proposals  generally  shall be voted in accordance with the following broad guidelines:

     a.Support  management  recommendations  for the election of  directors  and appointment of auditors (subject to i below).

     b.Give  management  the  tools to  motivate  employees  through  reasonable incentive programs. Within these general parameters,  PIM generally will support plans under which 50% or more of the shares  awarded to top  executives are tied to  performance  goals.  In addition,  the following are  conditions  that would generally cause us to vote against a management incentive arrangement:

                                      B-29

          i.   With respect to incentive option arrangements:

          o    The proposed plan is in excess of 10% of shares, or

          o    The  company  has  issued 3% or more of  outstanding  shares in a single year in the recent past, or

          o    The new plan replaces an existing plan before the existing plan's termination date (i.e., they ran out of  authorization)  and some other  terms of the new  plan are  likely  to be  adverse  to the maximization of investment returns.

               For purposes hereof,  the methodology used to calculate the share threshold  in (i) above  shall be the (sum of A + B)  divided  by
               (the sum of A + B + C + D), where:

               A    = the number of shares reserved under the new plan/amendment

               B    = the number of shares available under continuing plans

               C    = granted but unexercised shares under all plans

               D    = shares  outstanding,  plus convertible  debt,  convertible equity, and warrants

          ii.  With respect to severance,  golden  parachute or other  incentive compensation arrangements:

          o    The proposed  arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company's  industry (based solely on information  about those
               arrangements   which  may  be  found  in  the  company's   public
               disclosures and in ISS reports); or

          o    The proposed  parachute or severance  arrangement is considerably
               more  financially  or  economically   attractive  than  continued
               employment.  Although PIM will apply a  case-by-case  analysis of this issue, as a general rule, a proposed  severance  arrangement which is 3 or more times  greater than the  affected  executive's then  current  compensation  shall be voted  against  unless such
               arrangement   has  been  or  will  be  submitted  to  a  vote  of
               shareholders for ratification; or

          o    The  triggering  mechanism in the proposed  arrangement is solely within the recipient's control (e.g., resignation).

     c.Support  facilitation  of  financings,  acquisitions,  stock splits,  and increases in shares of capital stock that do not  discourage  acquisition of the company soliciting the proxy.

     d.Vote  against  shareholder  social issue  proposals  unless  specifically required  in  writing  by a client  to  support  a  particular  social  issue or principle.

                                      B-30

     e.Support  anti-takeover  measures  that  are in the best  interest  of the shareholders,  but oppose  poison pills and other  anti-takeover  measures  that entrench management and/or thwart the maximization of investment returns.

     f.Oppose classified boards and any other proposals designed to eliminate or restrict shareholders' rights.

     g.Oppose proposals requiring super majority votes for business combinations unless the particular  proposal or the particular  circumstances of the affected company  suggest  that  such a  proposal  would be in the best  interest  of the shareholders.

     h.Oppose  vague,  overly broad,  open-ended,  or general  "other  business"
proposals for which  insufficient  detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.

     i.Make sure management is complying with current  requirements of the NYSE,
NASDAQ and  Sarbanes-Oxley  Act of 2002  focusing  on auditor  independence  and improved board and committee  representation.  Within these general  parameters, the opinions and  recommendations  of ISS will be  thoroughly  evaluated and the following guidelines will be considered:

     o    PIM generally will vote against auditors and withhold votes from Audit
          Committee members if Non-audit ("other") fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

          In   applying  the  above  fee  formula,  PIM will  use the  following definitions:

          -    Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

          -    Audit-related  fees shall  mean fees for  employee  benefit  plan audits,  due diligence  related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

          -    Tax fees shall mean fees for tax compliance (tax returns,  claims for refunds and tax payment  planning) and tax  consultation  and planning  (assistance  with tax  audits and  appeals,  tax advice relating to M&A,  employee benefit plans and requests for rulings or technical advice from taxing authorities)

          o    PIM will apply a CASE-BY-CASE  approach to shareholder  proposals asking  companies to prohibit  their  auditors  from  engaging in non-audit services (or capping the level of non-audit  services), taking into account whether the non-audit fees are excessive (per the formula  above) and whether  the  company  has  policies  and procedures  in place to limit  non-audit  services  or  otherwise prevent conflicts of interest.

          o    PIM generally will evaluate director nominees individually and as a group based on ISS opinions and  recommendations as well as our personal assessment of record and

                                      B-31

               reputation, business knowledge and background,  shareholder value mindedness,  accessibility,  corporate governance abilities, time commitment, attention and awareness, independence, and character.

          o    PIM generally  will withhold  votes from any insiders  flagged by
               ISS on audit, compensation or nominating committees, and from any insiders and affiliated  outsiders  flagged by ISS on boards that are not at least majority independent.

          o    PIM will evaluate and vote proposals to separate the Chairman and
               CEO positions in a company on a  case-by-case  basis based on ISS opinions and  recommendations as well as our personal  assessment of  the  strength  of  the  companies  governing  structure,  the independence  of the board and  compliance  with NYSE and  NASDAQ listing requirements.

     j.PIM  generally  will support  re-incorporation  proposals that are in the best interests of shareholders and shareholder value.

     k.PIM may abstain  from  voting a proxy if we  conclude  that the effect of abstention  on our clients'  economic  interests  or the value of the  portfolio holding is indeterminable or insignificant.  In addition, if a company imposes a blackout period for purchases and sales of securities  after a particular  proxy is voted, PIM generally will abstain from voting that proxy.

     It is understood  that PIM's and ISS's ability to commence  voting  proxies for new or transferred accounts is dependent upon the actions of custodian's and banks in updating  their  records  and  forwarding  proxies.  As part of its new account opening  process,  PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to:  ISS/1520/PIM,  2099 Gaither  Road,  Suite 501,  Rockville,
Maryland  20850-4045.  These  instructions  will be included  in PIM's  standard initial bank letter pack.  If ISS has not received any ballots for a new account within  2 to 4 weeks  of the  account  opening,  ISS  will  follow-up  with  the
Custodian. If ISS still has not received any ballots for the account within 6 to
8 weeks of the  account  opening,  they will  notify our Proxy  Coordinator  and
Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

     Where a new client has funded its account by  delivering  in a portfolio of securities  for PIM to liquidate  and the record date to vote a proxy for one of those  securities  falls on a day when we are  temporarily  holding the position
(because we were still  executing or waiting for  settlement),  we will vote the shares. For these votes only, we will defer to ISS's  recommendations,  however, since we will not have first hand  knowledge of the  companies and cannot devote research time to them.

     Proxies for  securities on loan through  securities  lending  programs will generally not be voted. Since PIM's clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.

     4.   Return Proxies

                                      B-32

     The Director of  Operations  and  Administration  shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies  within the  applicable  time period  designated  for return of such votes.  For so long as ISS or a similar third party service provider is handling the  mechanics  of voting  client  shares,  the Chief  Compliance  Officer  will
periodically   verify  that  votes  are  being  sent  to  the  companies.   Such
verification will be accomplished by selecting random control numbers of proxies solicited  during a quarter  and  calling  ADP to check that they  received  and recorded the vote.

     5.   Changing a Vote

     Votes may not be  changed  once  submitted  to ISS  unless  such  change is approved in writing by both the Chief  Compliance  Officer  and the  Director of
Research.

III. Corporate Actions

PIM shall work with the clients' Custodians regarding pending corporate actions.
Corporate action notices received from our portfolio  accounting  system's Alert
System and/or from one or more  Custodians  shall be directed to our  Operations
Administrative Personnel who will check our records to see which client accounts hold the security for which the  corporate  action is pending.  If the corporate action is voluntary and thus requires an  affirmative  response,  such personnel will  confirm that we have  received a response  form for each  affected  client account before the response date. The Research Analyst covering the Company will then be  informed  of the action so that he/she can  determine  if the  accounts should participate and what response should be given. The Research Analyst shall consult with the firm's  Director of Research and applicable  Portfolio  Manager when making this  determination.  Once  determined,  the response  shall then be communicated back to the Custodians by our Operations  Administrative  Personnel
by fax. On our fax cover letter,  we will request a signed  confirmation  of our instructions  from the  custodian  and ask them to send  this  page  with  their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM's Operations  Administrative  Personnel also will  check the  Company's  website  for any  corporate  action  processing information  it may contain.  On the date the action  should be  processed,  the transactions  will be booked in our portfolio  management  system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website.  All faxes, notes and other written  materials  associated with the corporate  action will be kept together in a folder that will be filed with the red proxy files.

PIM shall not have any  responsibility  to initiate,  consider or participate in any bankruptcy,  class action or other litigation against or involving any issue of securities  held in or formerly held in a client account or to advise or take any  action on behalf of a client or  former  client  with  respect  to any such actions or  litigation.  PIM will  forward to all  affected  clients  and former clients any important class action or other litigation  information  received by
PIM. This will not include any mass mailing  requests to act as a lead plaintiff or other general  solicitations  for  information.  It will include any proof of claims forms, payment vouchers and other similar items.

IV.  Client Disclosures

                                      B-33

On July 15,  2003,  PIM sent all of its then  existing  clients  a copy of these policies and procedures as amended and restated  effective July 1, 2003, as well as a notice on how to  obtain  information  from PIM on how PIM has  voted  with respect to their  securities.  In addition,  PIM added a summary  description of these  policies  and  procedures  to  Schedule  F of Part II of PIM's  ADV,  and disclosed in that  document how clients may obtain  information  from PIM on how
PIM has voted with  respect to their  securities.  From and after July 15, 2003,
PIM will include a copy of these proxy voting policies and  procedures,  as they may be amended from time to time,  in each new account pack sent to  prospective clients.  It also will update its ADV  disclosures  regarding these policies and procedures  to reflect  any  material  additions  or other  changes to them,  as needed.  Such ADV  disclosures  will  include an  explanation  of how to request copies  of  these  policies  and  procedures  as well as any  other  disclosures required by Rule 206(4)-6 of the Advisers Act.

PIM will  provide  proxy voting  summary  reports to clients,  on request.  With respect to PIM's mutual fund clients,  PIM will provide proxy voting information in such form as needed for them to prepare  their Rule 30b1-4  Annual  Report on
Form N-PX.

V.   Recordkeeping

     A.PIM will  maintain a list of  dedicated  proxy  contacts for its clients.
Each client will be asked to provide the name, email address,  telephone number, and post office  mailing  address of one or more persons who are  authorized  to receive,  give direction  under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies.  With respect to
ERISA plan  clients,  PIM shall  take all  reasonable  steps to ensure  that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.

     B.PIM will  maintain  and/or  cause to be  maintained  by any proxy  voting service  provider  engaged by PIM the  following  records.  Such records will be maintained for a minimum of five years.  Records maintained by PIM shall be kept for 2 years at PIM's principal office and 3 years in offsite storage.

     i.   Copies  of  PIM's  proxy  voting  policies  and  procedures,  and  any amendments thereto.

     ii.  Copies of the proxy materials  received by PIM for client  securities.
          These  may be in the form of the  proxy  packages  received  from each
          Company  and/or ISS, or  downloaded  from  EDGAR,  or any  combination thereof.

     iii. The vote cast for each proposal overall as well as by account.

     iv.  Records of any calls or other contacts made regarding specific proxies and the voting thereof.

     v.   Records of any reasons for deviations from broad voting guidelines.

     vi.  Copies of any  document  created by PIM that was  material to making a decision on how to vote proxies or that memorializes the basis of that decision.

                                      B-34

     vii. A record of proxies  that were not  received,  and what  actions  were taken to obtain them.

     viii. Copies of any written  client  requests  for voting  summary  reports
          (including  reports  to  mutual  fund  clients  for whom PIM has proxy voting  authority  containing  information  they need to satisfy their annual reporting  obligations  under Rule 30b-1-4 and to complete Form
          N-PX)  and the  correspondence  and  reports  sent to the  clients  in response to such requests  (these shall be kept in the REPORTS  folder contained in the client OPS file).

VI.  Review of Policies

The proxy voting policies,  procedures and guidelines contained herein have been formulated by PIM's proxy committee.  This committee  consists of PIM's Director of Research,  Chief Compliance Officer,  and at least one Portfolio Manager (who represents the interests of all PIM's portfolio  managers and is responsible for obtaining and expressing  their opinions at committee  meetings).  The committee shall review these policies,  procedures and guidelines at least  annually,  and shall make such changes as they deem appropriate in light of then current trends and  developments  in  corporate  governance  and  related  issues,  as  well as operational issues facing the firm.

Finally  Adopted  and  Approved  by the Pzena  Investment  Management  Executive
Committee on June 26, 2003

March 15, 2004 Amendments approved by the Proxy Committee as of March 5, 2004

                                      B-35

                    Westfield Capital Management Company, LLC

1.   Policy Statement and Introduction

Westfield Capital Management Company, LLC ("WCM") will offer to vote proxies for all accounts.  Many of Westfield Capital's ("WCM") investment management clients have  delegated  to WCM the  authority  to vote proxies for shares in the client accounts we manage.  WCM believes that the voting of proxies can be an important tool for investors to promote best  practices in corporate  governance and votes all proxies in the best interests of its clients as investors. We also recognize that the voting of proxies with respect to securities  held in managed  accounts is an investment responsibility having economic value. WCM will vote proxies and maintain records of voting of shares for which WCM has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This  memorandum  sets forth WCM's  policies for voting  proxies.  It covers all accounts  for which WCM has proxy  voting  authority  which are  primarily  U.S.
separately managed  individual and institutional  accounts.  In addition,  these accounts  include  mutual  funds in which WCM serves as  sub-adviser  as well as limited partnerships managed by WCM.

2.   Proxy Committee

     a.   WCM has a Proxy  Committee (the  "Committee")  composed of individuals
          from  the  investment  committee,   operations  staff  and  compliance
          department.  The Board of  Directors  will  appoint the members of the
          Committee and consider recommendations for members from the Committee.
          The Committee is responsible for setting general policy as to proxies.
          Specifically, the Committee:

          1.   reviews these  procedures and the Proxy  Guidelines  annually and approves any amendments considered to be advisable;

          2    considers  special  proxy  issues as they may arise  from time to time.

          As of the date of these procedures,  the following members of WCM will serve on the Committee:

         Karen A. DiGravio, Chief Financial Officer, Chief Compliance Officer
         Caryl D. Marchi, Vice President & Operations Manager
         Hamlen Thompson, Senior Security Analyst
         Zureen Khairuddin, Proxy Manager & Operations Coordinator
         Amy M. Walsh, Research & Proxy Assistant

3.   Proxy Voting Administration

WCM's Operations Manager and Proxy Manager,  under supervision of the Committee, have the following duties:

     1.   annually  prepare  the  Proxy  Guidelines  with the  Chief  Compliance
          Officer and distribute them to the Committee for review;

                                      B-36

     2.   coordinate the Committee's review of any new or unusual proxy issues;

     3.   manage the process of referring  issues to portfolio  managers  and/or analysts for voting instructions;

     4.   oversee  the work of any third  party  vendor  hired to process  proxy votes;

     5.   coordinate responses to investment  professionals'  questions on proxy issues and proxy  policies,  including  forwarding  specialized  proxy research  from any third  party  vendor and  forwards  information  to investment professionals prepared by other areas at WCM;

     6.   maintain  required records of proxy votes on behalf of the appropriate
          WCM  client  accounts  including  maintaining  documents  received  or created that were material to the voting decision;

     7.   manage proxy voting and  maintenance of appropriate  records using ADP
          ProxyEdge;

     8.   prepare and distribute reports required by WCM clients;

     9.   maintain   records  of  all   communications   received  from  clients
          requesting information on proxy voting and responses thereto;

     10.  notify  clients on how they can obtain voting records and policies and procedures;

     11.  ensure that all proxies are voted in a timely manner;

     12.  utilize a third party recommendation-based research from Glass Lewis &
          Co. ("Glass Lewis") to assist in the proxy research  process.  When an issue  is not  covered  in our  proxy  policy,  WCM  will  review  the recommendation  proposed  by Glass  Lewis with our  internal  research staff;

     13.  reconcile ballots received against our holdings and maintain it in our records; and

     14.  request and review the SAS 70 report annually from ADP ProxyEdge.

4.   Proxy Voting Guidelines

WCM maintains  written  voting  guidelines  ("Guidelines")  setting forth voting positions  determined by the  Committee on those issues  believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or  opposed  to a matter  or may deem the  matter an item to be  referred  to investment  professionals  on a case-by-case  basis. On a daily basis, the Proxy
Manager reviews the proxy agenda against WCM's guidelines and the recommendation from  Glass  Lewis.  The  Proxy  Manager  will  write  a  recommendation  to the
Operations  Manager . The  Operations  Manager  then  reviews and  approves  the recommendation.  The Proxy  Assistant will assist the Proxy Manager in the daily proxy administration and in her

                                      B-37

absence,  act as her  backup.  A copy  of the  Guidelines  is  attached  to this memorandum as Exhibit A.

WCM  will  vote  all  proxies  in  accordance  with the  Guidelines  subject  to exceptions as follows:

     1.   If the portfolio  managers of client  accounts  holding the stock of a company with a proxy vote believe that following the Guidelines in any specific  case would not be in the clients' best  interests,  they may request the Proxy  Manager not to follow the  Guidelines in such case.
          The  request  must be in writing  and  include an  explanation  of the rationale for doing so. The Proxy Manager will review any such request with the  Committee  and the Chief  Compliance  Officer will  approve, prior to implementing  the request,  and will maintain records of each item.

     2.   For clients with plan assets  subject to ERISA,  under rules of the U.
          S.  Department  of Labor ("DOL") WCM may accept  instructions  to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of
          WCM's regular Guidelines.  WCM may accept instructions to vote proxies under client specific  guidelines  subject to review and acceptance by the Proxy Committee.

     3.   The Proxy Manager will exercise  discretion to vote proxies within the guidelines  established  by the  Committee.  The  Proxy  Manager  will consult  with the Analyst and  Committee  in  determining  how to vote proxies  for  issues  not  specifically  covered  by the proxy  voting guidelines  adopted by the Committee or in situations  where the Proxy
          Manager or members of the Committee  determine  that  consultation  is prudent.

     4.   Information on WCM's proxy voting  decision may only be distributed to the company.  No such  information  may be divulged to other  parties,
          including   solicitors  working  with  the  company,   unless  written
          notification from the company instructs such release of information.

     5.   The Proxy Manager will ensure that all ballots will be voted  provided that  they are  received  at least 3 days  prior to the vote  deadline date.  All  unvoted  ballots  will be  noted  in the  ballot  records, indicating the reason why they were not voted and documenting our best efforts to obtain such ballots.

5.   Proxy Voting Referrals

Under  the  Guidelines,  certain  proxy  matters  will  be  referred  to the WCM analysts.  Normally  specific  referral  items will be referred to the portfolio manager or analyst.  The Proxy Manager will e-mail the appropriate  analyst with the referral request.

The  analyst  who has been  requested  to  provide a  recommendation  on a proxy referral item will respond  electronically  with a decision and  rationale.  The
Operations  Manager will review the decision and concur with the decision.  Upon receiving  both  decisions,  the Proxy  Manager will cast the vote for the proxy referral.  Proxy  Manager  will  then  communicate  such  referral  to the Proxy
Committee.

                                      B-38

6.   Conflicts of Interest

A  potential  conflict of  interest  may arise when voting  proxies of an issuer which has a significant  business  relationship with WCM. For example, WCM could manage a defined  benefit or defined  contribution  pension plan for the issuer.
WCM's policy is to vote proxies  based  solely on the  investment  merits of the proposal. In order to guard against conflicts the following procedures have been adopted:

     1.   A portion of the  Committee  is  composed  of  professionals  from the
          Investment  Committee.  Furthermore,  proxy  administration  is in the
          Operations   Department.   The  Investment  Committee  and  Operations
          Department do not report to WCM's Marketing Department.

     2.   Investment professionals responding to referral requests must disclose any contacts with third  parties other than normal  contact with proxy solicitation firms.

     3.   The Proxy  Manager  will  review  the name of the issuer of each proxy that  contains  a  referral  item  against  a  list  of  WCM  business
          relationships   provided  by  the  Finance  Department  for  potential
          material business  relationship (i.e.  conflicts of interest).  If the issuer of the proxy is on the list of WCM business relationships,  the
          WCM Proxy Manager will confer with the Committee  prior to voting.  In addition,  for referrals  involving WCM sub-advised  mutual funds, the
          Proxy  Manager will fill out attached  Proxy  Voting  Disclosure  Form
          (attached as Exhibit B).

     4.   WCM's Proxy Voting  Guidelines may only be overridden with the written recommendation of the Proxy Committee.

7.   Recordkeeping

The Proxy Manager,  in  conjunction  with the  Operations  Manager,  will retain copies of the following books and records. Original Policies and Procedures will be kept with the Proxy Manager and maintained in the WCM Compliance  Manual. The
Proxy Manager will retain the following records:

     1.   a copy of Proxy  Procedures  and  Guidelines  as they may be in effect from time to time;

     2.   a copy of each proxy statement  received with respect to securities in client accounts;

     3.   records of each vote cast for each client;

     4.   a reconciliation of Westfield holdings vs. ballots received;

     5.   documentation  of our internal  efforts to obtain and vote ballots not received;

                                      B-39

     6.   internal  documents  generated in connection  with a proxy referral to the Investment Committee such as emails, memoranda, etc; and

     7.   written  reports to clients on proxy voting and of all client requests for information and WCM's response.

In accordance with Rule 204-2 of the Investment  Advisers Act of 1940, all proxy voting  records will be  maintained  for five years.  In the event a third party vendor is retained for proxy voting  services,  Westfield  will (1) require such vendor to provide  copies of all voting records  promptly upon request;  and (2)
require such vendor to maintain the records noted in (2) and (3) above.

                                      B-40

                                                                       Exhibit A

                    Westfield Capital Management Company, LLC
                             Proxy Voting Guidelines

                                       For

                          SEPARATELY MANAGED ACCOUNTS &
                         SUB-ADVISORY MUTUAL FUND ASSETS
                         INCLUDING LIMITED PARTNERSHIPS

The Proxy Voting Guidelines below summarize WCM's positions on various issues of concern to investors and indicate how client portfolio  securities will be voted on  proposals  dealing  with a  particular  issue.  These  Guidelines  have been established for the specific purpose of promoting the economic  interests of our clients.

The  following  Guidelines  are  grouped  according  to the  types of  proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company's  board of directors.  Part II deals with proposals submitted by shareholders for inclusion in proxy statements.  Part III addresses unique considerations pertaining to non-US issuers.

I.   Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

     A.   Matters Relating to the Board of Directors

     The board of directors has the important role of overseeing  management and its  performance  on  behalf  of  shareholders.  Proxies  will be voted  for the election  of  the  company's  nominees  for  directors  and  for  board-approved proposals on other  matters  relating to the board of directors  (provided  that such nominees and other matters have been approved by an independent  nominating committee), except as follows:

     >>   WCM will withhold votes for any nominee for director if

          o    The  board  does not have a  two-third  majority  of  independent directors.  In the event that more than one third of the  members are affiliated or inside  directors,  we will withhold votes from some of the  inside  and/or  affiliated  directors  in  order  to satisfy  the  two-thirds  threshold  that is deemed  appropriate.
               However,  the two third  majority  does not  apply  when a single individual  or entity  owns more  than 50% of the  voting  shares
               ("Controlled  Companies")  as the  interests  of the  majority of shareholders are the interests of that entity or individual; or

          o    The  board  does  not have  nominating,  audit  and  compensation committees composed solely of independent directors; or

                                      B-41

     >>   WCM will withhold votes for any nominee for the:

          o    audit  committee who sits on more than three public company audit committees; or

          o    compensation  committee  if  performance  goals were changed when employees  failed  or were  unlikely  to meet  original  goals or performance-based  compensation  was paid despite goals not being attained; or

          o    compensation  committee  who is  currently  up for  election  and served at the time of poor pay-for-performance.

     >>   WCM  will  withhold  votes  for  the  audit  committee  chair  if  the chairperson  failed  to  put  audit  ratification  on the  ballot  for shareholder approval for the upcoming year.

     For these purposes,  an "independent  director" is a director who meets all requirements  to serve as an  independent  director of a company  under the NYSE
(Article 4 Section 2 of the NYSE  Commission)  and NASDAQ rule No. 4200 and 4300
(i.e., no material business relationships with the company, no present or recent employment  relationship  with the company  (including  employment  of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independence standards,  WCM
may  refer  board   proposed   items  which  would  normally  be  supported  for
case-by-case review.

     >>   WCM will  vote on a  case-by-case  basis  in  contested  elections  of directors.

     >>   WCM will withhold votes for any nominee for director who is considered
          an   independent   director  by  the  company  and  who  has  received
          compensation  from the  company  other than for  service as a director
          (e.g.,  investment  banking,  consulting,  legal or financial advisory fees).

     >>   WCM will withhold  votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

     WCM is concerned about over-committed  directors.  In some cases, directors may serve on too many boards to make a meaningful contribution.

     >>   WCM will withhold votes for an executive officer of any public company while  serving  more than four  public  company  boards  and any other director who serves on more than a total of six public company boards.

     >>   WCM will  withhold  votes for any  nominee  for  director  of a public company  (Company A) who is employed as a senior  executive of another public  company  (Company  B) if a  director  of Company B serves as a
          senior   executive   of  Company  A   (commonly   referred  to  as  an
          "interlocking directorate").

Board independence  depends not only on its members'  individual  relationships, but also the board's overall attitude toward management.  Independent boards are committed to good

                                      B-42

corporate governance practices and, by providing objective independent judgment, enhance shareholder value.

     >>   WCM may  withhold  votes  on a  case-by-case  basis  from  some or all directors  that,  through their lack of  independence,  have failed to observe good  corporate  governance  practices  or,  through  specific corporate  action,  have  demonstrated a disregard for the interest of shareholders.

     >>   WCM  may  withhold  votes  on a  case-by-case  basis  for  some or all directors  that  through  their  directorship  causes an  identifiable conflict of interest.

     >>   WCM will withhold  votes for the chair of the nominating or governance committee  when the board is less  than  two-thirds  independent,  the chairman  is not  independent  and an  independent  lead or  presiding director has not been appointed unless company performance has been in the top quartile of the company's peers.

     >>   WCM will vote against  proposals to classify a board,  absent  special circumstances  indicating that  shareholder  interests would be better served by this structure.

     WCM  believes  that  separating  the  roles of  corporate  officer  and the chairman of the board is typically a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board.

     >>   WCM will vote for the separation  between the roles of chairman of the board and CEO,  with the exception of smaller  companies  with limited group of leaders.  It may be  appropriate  for these  positions  to be combined for some period of time.

     B.   Compensation Plans

     WCM will vote on a case-by-case basis on board-approved  proposals relating to compensation, except as follows:

     >>   Stock Incentive/Option Plans

          o    WCM will vote for performance based options requirements; and

          o    WCM will vote for equity based compensation plans if our research indicates  that  the  proposed  plan is not  excessive  from  the average plan for the peer group on a range of criteria, including dilution to shareholders  and the projected  annual cost relative to the company's financial performance; and

          o    WCM will vote against if plan  permits  replacing or repricing of underwater  options (and  against any proposal to authorize  such replacement or repricing of underwater options); and

          o    WCM will vote against if dilution represented by this proposal is more  than 10%  outstanding  common  stock  unless  our  research indicates that a slightly higher dilution rate may be in the best interests of shareholders; and

                                      B-43

          o    WCM will vote against if the stock incentive/option plans permits issuance  of options  with an  exercise  price  below the stock's current market price; and

          o    WCM will vote for stock  options if the stock  options  are fully expensed; and

          o    WCM will vote for option  grants or other stock  incentive/option awards that will help align the  interests  of outside  directors provided that  financial cost to the company does not threaten to compromise the objectivity.

     >>   Except where WCM is otherwise  withholding  votes for the entire board of directors,  WCM will vote on a  case-by-case  basis on the employee stock purchase plans that have the following features:

          o    the shares purchased under the plan are acquired for no less than
               85% of their market value; and

          o    the offering period under the plan is 27 months or less; and

          o    dilution is 10% or less.

     >>   WCM will vote for all deferred compensation plans.

     >>   WCM  will  vote  for all  bonus  plans  recommended  by the  company's management.

     WCM may vote against  compensation  plan proposals on a case-by-case  basis where compensation is excessive by reasonable  corporate  standards,  or where a company  fails  to  provide  transparent  disclosure  of the  compensation  plan proposals.  In voting on proposals relating to compensation plan proposals,  WCM will  consider  whether  the  proposal  has  been  approved  by  an  independent compensation committee of the board.

     C.   Capitalization

     WCM will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization.

     >>   WCM  will  vote  for  proposals   relating  to  the  authorization  of
          additional  common stock if the justification for the increase and the amount of the increase is reasonable.

     >>   WCM will vote for proposals to effect stock splits (excluding  reverse stock splits).

     >>   WCM will vote for proposals authorizing share repurchase programs.

     D.   Acquisitions,  Mergers, Reincorporations,  Reorganizations,  and Other
          Transactions

     WCM will vote on a  case-by-case  basis on  business  transactions  such as acquisitions,  mergers,  and  reorganizations  involving business  combinations, liquidations and sale of all or substantially all of a company's assets,  except as follows:

                                      B-44

     >>   WCM will  vote for  mergers  and  reorganizations  involving  business combinations designed solely to reincorporate a company in Delaware.

     E.   Anti-Takeover Measures

     WCM will  vote  against  board-approved  proposals  to adopt  anti-takeover measures such as a shareholder  rights plan,  supermajority  voting  provisions, issuance of blank check  preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

     >>   WCM will  vote on a  case-by-case  basis on  proposals  to  ratify  or approve  shareholder  rights  plans  (commonly  referred to as "poison pills"); and

     >>   WCM will vote for proposals to adopt fair price provisions.

     F.   Auditors

     WCM will  vote for board  approval  proposal  regarding  the  selection  or ratification of an auditor except as follows:

     >>   WCM will vote on a case-by-case  basis when the company has aggressive accounting policies; or

     >>   WCM will  vote  against  when  there  have been  restatements  or late
          filings  where  the  auditors  bears  some   responsibility   for  the
          restatements; or

     >>   WCM  will  vote  on a  case-by-case  basis  on  any  issues  that  may compromise the independence and integrity of the auditors.

     G.   Other Business Matters

     WCM will  vote for  board-approved  proposals  approving  routine  business matters such as changing the company's name, and procedural  matters relating to the shareholder meeting, except as follows:

     >>   WCM  will  vote  on a  case-by-case  basis  on  proposals  to  amend a company's charter or bylaws (except for charter  amendments  necessary or to effect stock  splits to change a company's  name or to authorize additional shares of common stock).

     >>   WCM will vote against  authorization  to transact other  unidentified, substantive business at the meeting.

     >>   WCM will vote  against  proposals  to adjourn a meeting to obtain more votes  unless the  adjournment  is  intended to secure more votes in a proposal  that  is  in  accordance  to  WCM's  vote.

II.  Shareholder Proposals

                                      B-45

     >>   WCM will vote on a case-by-case  basis on all  shareholder  proposals, except as follows:

     >>   WCM will vote for shareholder  proposals to declassify a board, absent special  circumstances which would indicate that shareholder interests are better served by a classified board structure.

     >>   WCM  will  vote  for  shareholder  proposals  to  require  shareholder approval of shareholder rights plans.

     >>   WCM will vote for shareholder  proposals to restore  cumulative voting if a board is controlled  mainly by insiders or  affiliates  where the
          company's   ownership  structure  includes  one  or  more  very  large shareholders  that typically  control a  majority-voting  block of the company's stock.

     >>   WCM will vote for shareholder  proposals for the election of directors by a majority vote, unless it would clearly disadvantage the company.

     >>   WCM will vote for shareholder proposals that are consistent with WCM's proxy voting guidelines for board-approved proposals.

III. Voting Shares of Non U.S. Issuers

WCM recognizes that the laws governing non-U.S.  issuers will vary significantly from US law and from  jurisdiction  to  jurisdiction.  Accordingly it may not be possible or even advisable to apply these  guidelines  mechanically  to non-U.S.
issuers.  However, WCM believes that shareholders of all companies are protected by the  existence of a sound  corporate  governance  and  disclosure  framework.
Accordingly,  WCM will vote proxies of non-U.S.  issuers in accordance  with the foregoing Guidelines where applicable, except as follows:

     >>   WCM will vote for shareholder  proposals calling for a majority of the directors to be independent of management.

     >>   WCM will  vote for  shareholder  proposals  seeking  to  increase  the independence of board nominating, audit and compensation committees.

     >>   WCM will  vote for  shareholder  proposals  that  implement  corporate governance  standards  similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges,  and that do not  otherwise  violate the laws of the  jurisdiction  under which the company is incorporated.

     >>   WCM will vote on case-by-case  basis on proposals  relating to (1) the issuance of common  stock in excess of 20% of a company's  outstanding common stock where  shareholders do not have preemptive rights, or (2)
          the  issuance  of  common  stock  in  excess  of 100%  of a  company's outstanding common stock where shareholders have preemptive rights.

                                      B-46

Many non-U.S. jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

     o    Share  blocking.  Shares must be frozen for certain periods of time to vote via proxy.

     o    Share re-registration. Shares must be re-registered out of the name of the local  custodian  or  nominee  into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

     o    Powers of Attorney. Detailed documentation from a client must be given to the local  sub-custodian.  In many cases WCM is not  authorized  to deliver this information or sign the relevant documents.

WCM's  policy  is to  weigh  the  benefits  to  clients  from  voting  in  these
jurisdictions   against  the   detriments  of  doing  so.  For  example,   in  a
share-blocking  jurisdiction,  it will normally not be in a client's interest to freeze shares simply to participate in a  non-contested  routine  meeting.  More specifically,  WCM will  normally  not vote  shares  in  non-U.S.  jurisdictions imposing  burdensome proxy voting requirements except in significant votes (such as contested  elections  and major  corporate  transactions)  where  directed by portfolio managers.

                                      B-47

                                                                       Exhibit B

                    WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC

                              PROXY VOTING CONFLICT
                           OF INTEREST DISCLOSURE FORM

1. Company name:____________________________________________

2. Date of Meeting: ___________________________________________

3. Referral Item(s): ____________________________________________

4. Description of WCM's Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:
   ____________________________________________________________________

5. Describe procedures used to address any conflict of interest:

     Where a proxy proposal raises a material  conflict  between WCM's interests and a client's interest, WCM will:

          1.   Vote in Accordance  with the  Guidelines.  To the extent that WCM has little or no discretion to deviate from the  Guidelines  with respect to the proposal in question, WCM shall vote in accordance with such pre-determined voting policy.

          2.   Obtain Consent of Clients.  To the extent that WCM has discretion to deviate  from the  Guidelines  with respect to the proposal in question,  WCM will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the client will include sufficient detail  regarding the matter to be voted on and the nature of the
               Adviser's  conflict  that  the  client  would  be able to make an informed  decision  regarding  the  vote.  If a  client  does not respond  to such a  conflict  disclosure  request  or denies  the request, WCM will abstain from voting the securities held by that client's account.

          3.   Client   Directive   to   Use   an   Independent   Third   Party.
               Alternatively,  a client may, in writing, specifically direct WCM to  forward  all proxy  matters  in which WCM has a  conflict  of interest  regarding  the  client's  securities  to an  identified independent third party for review and recommendation. Where such independent  third  party's  recommendations  are  received  on a timely basis,  WCM will vote all such proxies in accordance  with
               such  third   party's   recommendation.   If  the  third  party's
               recommendations are not timely

                                      B-48

               received,  WCM will  abstain from voting the  securities  held by that client's account.

          WCM will review the proxy  proposal for  conflicts of interest as part of the overall vote review process. All material conflicts of interest so  identified  by WCM will be addressed  as  described  above in this section

6.   Describe  any  contacts  from  parties  outside  WCM  (other  than  routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation:

CERTIFICATION

The  undersigned  employee of WCM certifies  that, to the best of her knowledge, any recommendation of an investment  professional  provided under  circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

_______________________________
Name:    Zureen Khairuddin
Title:   Proxy Manager

                                      B-49

                         Mazama Capital Management, Inc.

Proxy Voting

Policy

Mazama  Capital  Management,  Inc.  ("Mazama"),  as a matter of policy  and as a fiduciary to our clients,  has  responsibility  for voting proxies for portfolio securities  consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling,  research,  voting and reporting of proxy voting and makes appropriate disclosures about our firm's
proxy   policies  and   practices.   Our  policy  and   practice   includes  the
responsibility to monitor corporate actions, receive and vote client proxies and disclose  any  potential  conflicts  of interest  as well as making  information available to clients about the voting of proxies for their portfolio  securities and maintaining relevant and required records.

Background

Proxy voting is an  important  right of  shareholders  and  reasonable  care and diligence  must be undertaken to ensure that such rights are properly and timely exercised.  Investment  advisers  registered  with the SEC,  and which  exercise voting  authority  with  respect  to client  securities,  are  required  by Rule
206(4)-6 of the Advisers  Act to (a) adopt and  implement  written  policies and procedures  that are  reasonably  designed to ensure that client  securities are voted in the best  interests  of  clients,  which  must  include  how an adviser addresses material  conflicts that may arise between an adviser's  interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c)
to describe to clients a summary of its proxy  voting  policies  and  procedures and,  upon  request,  furnish a copy to its clients;  and (d)  maintain  certain records relating to the adviser's proxy voting  activities when the adviser does have proxy voting authority.

     Guiding Principles

     Proxy voting procedures must adhere to the following broad principles:

     1.   Voting  rights have  economic  value and must be treated  accordingly.
          This means the fiduciary  (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.

     2.   Fiduciaries must maintain  documented voting policies or guidelines to govern proxy voting decisions.

     3.   Fiduciaries should keep records of proxy voting.

     Proxy Administration

     The Compliance Department has the responsibility for the implementation and
     monitoring  of  our  proxy  voting  policy,  practices,   disclosures,  and
     recordkeeping, including outlining our voting guidelines in our procedures.
     The  Director  of  Research  is  responsible  for  determining  our  firm's positions on all major corporate issues,  creates guidelines,  and oversees the voting process.

                                      B-50

     Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as  investment  manager,  unless proxy voting responsibility has been retained by the client. Generally,  routine proxies will be voted with management as indicated on the proxy.

     Mazama has retained  Institutional  Shareholder Services ("ISS"), an expert in the proxy  voting  and  corporate  governance  area,  to  provide  proxy advisory and voting services.  These services  include  in-depth  research, analysis, and voting recommendations as well as vote execution,  reporting, auditing  and  consulting  assistance  for the  handling  of  proxy  voting responsibility  and  corporate  governance-related  efforts.  ISS  provides administrative  assistance  to the proxy voting  process by  electronically executing the votes while allowing Mazama to retain voting authority.

     Voting Policies

     All proxy  materials  received  on  behalf  of  clients  are  forwarded  to
     Institutional Shareholder Services (ISS).

     1.   Absent material conflicts, the Director of Research will determine how
          Mazama  should vote the proxy in  accordance  with  applicable  voting guidelines.

     2.   Proxy ballots for  securities  no longer held in client  accounts will not be voted.

     Mazama generally votes in favor of routine issues.  Such issues may include but are not limited to:

     1.   Elect directors

     2.   Appoint auditors

     3.   Eliminate preemptive rights

     4.   Increase authorized shares issued

     With regard to non-routine issues,  Mazama considers many things including, but not limited to:

     1.   Management's recommendation;

     2.   The recommendation of ISS; and

     3.   Mazama's assessment as to what is best for shareholders

     With regard to issues which are often included in proxies,  Mazama believes as follows:

     Executive Compensation

     Mazama's goal is to assure that a company's equity-based  compensation plan is aligned with shareholders'  long-term interests.  While we evaluate most plans on a case-by-case

                                      B-51

     basis, Mazama generally opposes compensation
     packages  that  provide  what we view as  excessive  awards to a few senior executives or that contain  excessively  dilutive  stock option  plans.  We generally oppose plans that give a company the ability to re-price options.

     Anti-takeover and Corporate Governance Issues

     Mazama  generally  opposes  anti-takeover   measures  and  other  proposals
     designed  to  limit  the  ability  of   shareholders  to  act  on  possible
     transactions.  Mazama strongly favors having only independent board members in all sub-committees (compensation,  nominating, audit, etc.) and may vote against  certain board members if they are affiliated  with the company and also members of the  sub-committees.  When voting on  corporate  governance proposals,  we will consider the dilutive  impact to  shareholders  and the effect on shareholder rights.

     Social and Corporate Responsibility Issues

     Mazama generally votes with a company's  management on social issues unless they have substantial economic  implications for the company's business and operations and have not been adequately addressed by management.

Procedure

Mazama has adopted  procedures  to  implement  the firm's  policy and reviews to monitor  and ensure the firm's  policy is  observed,  implemented  properly  and amended or updated, as appropriate, which include the following:

     Voting Procedures

     1.   All employees will forward any proxy  materials  received on behalf of clients to the Director of Research;

     2.   The Director of Research will determine which client accounts hold the security to which the proxy relates;

     3.   Absent material conflicts, the Director of Research will determine how
          Mazama  should vote the proxy in  accordance  with  applicable  voting guidelines,  complete  the  proxy,  and vote the proxy in a timely and appropriate manner.

     Disclosure

     1.   Mazama will provide  conspicuously  displayed  information  in its ADV
          Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information  regarding how Mazama voted a client's proxies, and that clients may request a copy of these policies and procedures.

     2.   The Compliance Officer ("CO") will also send a copy of this summary to all existing  clients who have previously  received  Mazama's ADV Part
          II; or the CO

                                      B-52

          may send each client the amended ADV Part II. Either  mailing shall highlight the inclusion of information regarding proxy voting.

     Client Requests for Information

     1.   All client requests for information regarding proxy votes, or policies and  procedures,  received by any employee  should be forwarded to the
          CO.

     2.   In  response  to any request  the  Compliance  will  prepare a written response  to  the  client  with  the  information  requested,  and  as applicable  will include the name of the issuer,  the  proposal  voted upon,  and how Mazama  voted the  client's  proxy with respect to each proposal about which client inquired.

     Conflicts of Interest

     1.   Mazama will identify any conflicts that exist between the interests of the adviser and the client by  reviewing  the  relationship  of Mazama with the issuer of each  security to determine if Mazama or any of its employees has any financial,  business or personal  relationship  with the issuer.

     2.   If a material  conflict of interest exists,  Director of Research will determine  whether it is  appropriate  to disclose the conflict to the affected  clients,  to give the  clients  an  opportunity  to vote the proxies  themselves,  or to address  the voting  issue  through  other objective  means  such  as  voting  in  a  manner  consistent  with  a predetermined  voting policy or receiving an  independent  third party voting recommendation.

     3.   Mazama will maintain a record of the voting resolution of any conflict of interest.

     Recordkeeping

     The CO shall retain the  following  proxy  records in  accordance  with the
     SEC's five-year retention requirement.

     1.   These policies and procedures and any amendments;

     2.   A record of each vote that Mazama casts;

     3.   Any document Mazama created that was material to making a decision how to vote proxies,  or that memorializes that decision  including period reports to the General Manager;

     4.   A copy of each written  request from a client for  information  on how
          Mazama  voted  such  client's  proxies,  and a  copy  of  any  written response.

                                      B-53

                           AQR Capital Management, LLC

PROXY POLICY

A.   General

Investment  Advisers Act of 1940 Rule 206(4)-6  imposes a number of requirements on  investment  advisers that have voting  authority  with respect to securities held in their clients'  accounts.  The SEC states that the duty of care requires an adviser with proxy voting authority to monitor  corporate actions and to vote the  proxies.  To satisfy  its duty of loyalty,  an adviser  must cast the proxy votes in a manner  consistent  with the best interests of its clients,  and must never put the adviser's own interests above those of its clients.

These written policies and procedures are designed to reasonably ensure that AQR votes  proxies  in the  best  interest  of  clients  over  whom  AQR has  voting authority;  and  describes  how AQR  addresses  material  conflicts  between its interests and those of its clients with respect to proxy voting.

B.   Proxy Guidelines

Generally,  AQR will  vote  based  upon  the  recommendations  of  Institutional
Shareholder  Services ("ISS"), an unaffiliated third party corporate  governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations,  recordkeeping and vote disclosure services. Although ISS'
analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision.  As a matter of policy, the employees,  officers, or principals  of AQR will not be influenced  by outside  sources  whose  interests conflict with the interests of its Clients.

In addition, unless prior approval is obtained from AQR's CCO the following must be adhered to:

     1.   AQR shall not engage in conduct that  involves an attempt to change or
          influence  the  control  of  a  public  company.   In  addition,   All
          communications  regarding  proxy issues or corporate  actions  between companies or their agents,  or with fellow  shareholders  shall be for the sole purpose of expressing and  discussing  AQR's concerns for its advisory  clients'  interests  and not for an attempt to  influence or control management.

     2.   AQR will not announce its voting intentions and the reasons therefore.

     3.   AQR shall not  participate in a proxy  solicitation  or otherwise seek proxy voting authority from any other public company shareholder.

     4.   AQR has the  responsibility  to process  proxies  and  maintain  proxy records  pursuant to SEC rules and  regulations.  Therefore,  AQR will attempt to process every vote it receives for all domestic and foreign proxies.  However,  there may be  situations  in which AQR cannot vote proxies. For example:

                                      B-54

          o    If the cost of voting a proxy  outweighs  the  benefit of voting,
               AQR may refrain from processing that vote.

          o    AQR  may not be  given  enough  time to  process  the  vote.  For example,  ISS through no fault of its own,  may receive a meeting notice from the  company  too late,  or may be unable to obtain a timely translation of the agenda.

          o    If AQR has  outstanding  sell  orders  or  intends  to sell,  the proxies  for  those  meetings  may  not  be  voted  in  order  to facilitate  the sale of those  securities.  Although AQR may hold shares on a company's  record date,  should it sell them prior to the company's meeting date, AQR ultimately may decide not to vote those shares.

          o    AQR  will  generally  refrain  from  voting  proxies  on  foreign securities that are subject to share blocking restrictions.

AQR may vote  against an agenda item where no further  information  is provided, particularly  in non-U.S.  markets.  AQR may also enter an "abstain" vote on the election of certain directors from time to time based on individual  situations, particularly  where AQR is not in favor of  electing a director  and there is no provision for voting against such director.

If an AQR portfolio  manager  determines  that the interest's of clients is best served to vote  differently  from the ISS  recommended  vote,  approval  must be obtained  from the CCO or designee.  AQR will adhere to the Conflict of Interest
(below) section of this policy in all instances  where the  recommended  vote is not taken.

AQR will periodically review the outside party's voting standards and guidelines to make certain that proxy issues are voted in accordance with the adopted proxy voting guidelines and the avoidance of conflicts of interest.

C.   Proxy Procedures

AQR has  engaged ISS to assist in the  administrative  aspects for the voting of proxies.  ISS is responsible for coordinating with Clients' custodians to ensure that all proxy  materials  received by the  custodians  relating to the Clients'
portfolio   securities  are  processed  in  a  timely  fashion.  To  the  extent applicable,  ISS votes  all  proxies  in  accordance  with its own proxy  voting guidelines  (please see Proxy  Guidelines  above),  which have been reviewed and adopted by AQR. The CCO shall supervise the proxy voting process.

Upon  request,  AQR will furnish a copy of the policies  and  procedures  to the requesting client and information on how the client's proxies were voted.

D.   Conflicts of Interest

Occasions may arise where a person or organization  involved in the proxy voting process may have a conflict of interest.  A conflict of interest may exist,  for example,  if AQR has a business  relationship  with (or is  actively  soliciting business from) either the company soliciting the proxy or a third party that has a material  interest in the outcome of a proxy vote or that is actively lobbying for a particular  outcome of a proxy vote.  Any  individual  with knowledge of a
personal  conflict  of  interest  (e.g.,   familial  relationship  with  company
management) relating to a particular

                                      B-55

referral item shall  disclose that conflict to the CCO and otherwise  remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR's  investment  professionals  to  determine  if a conflict of interest exists  and will  draft a  Conflicts  Report  for each  referral  item  that (1)
describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest;  and (3) discloses any contacts from parties  outside
AQR (other than routine  communications  from proxy  solicitors) with respect to the  referral  item  not  otherwise  reported  in an  investment  professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment  professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                     NWQ INVESTMENT MANAGEMENT COMPANY, LLC
                      PROXY VOTING POLICIES AND PROCEDURES

1.   APPLICATION; GENERAL PRINCIPLES

     1.1.These Proxy Voting Policies and Procedures  apply to securities held in client accounts as to which NWQ Investment  Management Company,  LLC ("NWQ") has voting authority, directly or indirectly. Indirect voting authority exists where
NWQ's  voting  authority  is  implied  by a  general  delegation  of  investment authority without reservation of proxy voting authority.

     1.2.NWQ shall vote proxies in respect of  securities  owned by or on behalf of a client in the client's best  interests and without  regard to the interests of NWQ or any other client of NWQ.

2.   VOTING; PROCEDURES

     2.1.To  provide  centralized  management of the proxy voting  process,  NWQ shall establish a Proxy Voting Committee.

     2.1.1The  Proxy  Voting  Committee  shall  be  comprised  of at  least  the following persons: one senior portfolio manager and the Compliance Director.

     2.1.2.The Proxy Voting Committee shall:

     o    supervise the proxy voting process,  including the  identification  of material  conflicts  of interest  involving  NWQ and the proxy  voting process  in  respect  of  securities  owned  by or on  behalf  of such clients;

     o    determine how to vote proxies  relating to issues not covered by these
          Policies and Procedures; and

     o    determine when NWQ may deviate from these Policies and Procedures.

     2.2.Unless the Proxy Voting Committee  otherwise  determines (and documents the basis for its  decision) or as otherwise  provided  below,  the Proxy Voting
Committee shall cause proxies to be voted in a manner  consistent with the proxy voting guidelines established by

                                      B-56

Institutional  Shareholder  Services,  Inc.SM  ("ISS  Guidelines")  or with  the
AFL-CIO Guidelines if selected by the client in writing,  attached  respectively as Exhibits A and B hereto and incorporated herein by reference, (hereafter both the ISS  Guidelines and AFL-CIO  Guidelines are together  referred to as "Voting
Guidelines").

     2.2.1.Where  any material  conflict of interest has been identified and the matter is covered by the Voting  Guidelines,  the Proxy Voting  Committee  shall cause proxies to be voted in accordance with the Voting Guidelines.

     2.2.2.For clients that are registered investment companies ("Funds"), where a  material  conflict  of  interest  has been  identified  and the matter is not covered by the ISS  Guidelines,  NWQ shall  disclose  the conflict and the Proxy
Voting  Committee's  determination  of the manner in which to vote to the Fund's
Board or its designated  committee.  The Proxy Voting Committee's  determination shall take into  account only the  interests  of the Fund,  and the Proxy Voting
Committee   shall   document   the  basis  for  the  decision  and  furnish  the
documentation to the Fund's Board or its designated committee.

     2.2.3.For  clients other than Funds,  where a material conflict of interest has been identified and the matter is not covered by the Voting Guidelines,  the
Proxy Voting  Committee shall disclose the conflict to the client and advise the client  that  its  securities  will be voted  only  upon  the  client's  written direction.

     2.3.NWQ may  determine  not to vote proxies in respect of securities of any issuer if it determines it would be in its clients'  overall best  interests not to vote. Such  determination  may apply in respect of all client holdings of the securities or only certain specified clients, as NWQ deems appropriate under the circumstances.

     2.3.1.Generally,  NWQ does not intend to vote proxies  associated  with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked.  However,  NWQ may decide, on an individual security basis,  that it is in the best interests of its clients for NWQ to vote the proxy  associated  with such a  security,  taking  into  account the loss of liquidity.

     2.3.2.To  the extent  that NWQ  receives  proxies for  securities  that are transferred  into a client's  portfolio that were not recommended or selected by
NWQ and are sold or expected to be sold promptly in an orderly  manner  ("legacy securities"),  NWQ will  generally  refrain  from voting such  proxies.  In such circumstances,  since legacy securities are expected to be sold promptly, voting proxies on such  securities  would not further NWQ's  interest in maximizing the value of client investments.  NWQ may consider an institutional client's special request to vote a legacy security proxy,  and if agreed would vote such proxy in accordance with the guidelines below.

     2.3.3.In  addition,  the Proxy Voting  Committee may determine:  (a) not to recall  securities on loan if, in its  judgment,  the negative  consequences  to clients of disrupting the securities lending program would outweigh the benefits of voting in the  particular  instance or, (b) in its judgment,  the expense and administrative  inconvenience  outweighs  the  benefits to clients of voting the securities.

                                      B-57

3.   CONFLICTS OF INTEREST

     3.1.Voting the securities of an issuer where the following relationships or circumstances  exist are deemed to give rise to a material  conflict of interest for purposes of these Policies and Procedures:

     3.1.1.The issuer is a client of NWQ.

     3.1.2.The issuer is an entity in which a member of the Executive  Committee or Proxy  Committee  of NWQ or a  relative(3)  of any such  person  is or was an officer, director or employee, or such person or relative otherwise has received more than $1,000 from the issuer  during  NWQ's last three fiscal  years,  other than the receipt of  interest,  dividends,  capital  gains or  proceeds  from an insurance company for a claim.

     3.1.3.The matter under consideration could reasonably be expected to result in a financial  benefit to NWQ of at least $10,000 through the end of NWQ's next two full fiscal years (for example,  a vote to increase an  investment  advisory fee for a mutual fund advised by NWQ or an affiliate).

     3.1.4.Another  client or prospective client of NWQ, directly or indirectly, conditions future engagement of NWQ on voting proxies in respect of any client's securities on a particular matter in a particular way.

     3.1.5.Any  other  circumstance  where  NWQ's  duty to  serve  its  clients'
interests, typically referred to as its "duty of loyalty," could be compromised.

     3.1.6.Notwithstanding  the foregoing,  a conflict of interest  described in
Section 3.1 shall not be considered  material for the purposes of these Policies and Procedures in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring  of the terms of existing  securities or the issuance of new  securities  or a similar  matter  arising out of the holding of securities,  other  than  common  equity,  in the  context  of a  bankruptcy  or threatened bankruptcy of the issuer.

     3.1.7.Notwithstanding  the foregoing, in its process of determining whether there are  material  conflicts of  interest,  NWQ does not consider  information about  the  business  arrangements  of its  affiliates  or  their  officers  and directors.

4.   RECORDKEEPING AND RETENTION

     4.1.NWQ shall retain records relating to the voting of proxies, including:

     4.1.1.Copies of these Policies and Procedures and any amendments thereto.

-----------------------------------------------

(3) For the purposes of these  Guidelines,  "relative"  includes  the  following family members: spouse, minor children, or stepchildren.

                                      B-58

     4.1.2.A copy of each proxy ballot and proxy  statement  filed by the issuer with  the  Securities  and  Exchange  Commission  ("Proxy  Statement")  that NWQ receives regarding client securities.

     4.1.3.Records of each vote cast by NWQ on behalf of clients;  these records may be maintained on an aggregate basis.

     4.1.4.A copy of any documents created by NWQ that were material to making a decision on how to vote or that memorializes the basis for that decision.

     4.1.5.A  copy of each  written  request  for  information  on how NWQ voted proxies on behalf of the client,  and a copy of any  written  response by NWQ to any (oral or written) request for information on how NWQ voted.

     4.2.These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of NWQ's fiscal year during which the last entry was made in the  records,  the first two years in an appropriate office of NWQ.

     4.3.NWQ may rely on Proxy  Statements filed on the SEC's EDGAR system or on
Proxy  Statements  and records of votes cast by NWQ maintained by a third party, such as a proxy voting service.

Adopted:  June 24, 2003

                                      B-59

                            WELLS CAPITAL MANAGEMENT

                      PROXY VOTING POLICIES AND PROCEDURES

     1. Scope of Policies  and  Procedures.  These  Proxy  Voting  Policies  and
Procedures  ("Procedures") are used to determine how to vote proxies relating to portfolio  securities held in accounts  managed by Wells Capital  Management and whose voting  authority has been  delegated to Wells Capital  Management.  Wells
Capital  Management  believes that the  Procedures  are  reasonably  designed to ensure that proxy  matters are  conducted  in the best  interest of clients,  in accordance with its fiduciary duties.

     2.  Voting  Philosophy.  Wells  Capital  Management  exercises  its  voting
responsibility,   as  a  fiduciary,   with  the  goal  of  maximizing  value  to
shareholders  consistent with the governing laws and investment policies of each portfolio.  While securities are not purchased to exercise control or to seek to effect  corporate  change  through share  ownership,  Wells  Capital  Management supports sound corporate  governance  practices  within  companies in which they invest.

Wells Capital Management utilizes  Institutional  Shareholders Services (ISS), a proxy voting agent,  for voting proxies and proxy voting  analysis and research.
ISS  votes  proxies  in  accordance  with  the  Wells  Fargo  Proxy   Guidelines
established by Wells Fargo Proxy Committee and attached hereto as Appendix A.

3.   Responsibilities

     (A)  Proxy Administrator

          Wells Capital  Management has designated a Proxy  Administrator who is responsible for  administering and overseeing the proxy voting process
          to  ensure   the   implementation   of  the   Procedures.   The  Proxy
          Administrator  monitors  ISS  to  determine  that  ISS  is  accurately applying the Procedures as set forth herein and that proxies are voted in a timely and responsible  manner. The Proxy  Administrator  reviews the  continuing  appropriateness  of the  Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

          (i)  Voting  Guidelines.  Wells Fargo Proxy Guidelines set forth Wells
               Fargo's  proxy policy  statement  and  guidelines  regarding  how proxies  will be voted on the  issues  specified.  ISS will  vote proxies for or against as directed by the  guidelines.  Where the
               guidelines   specify  a   "case-by-case"   determination   for  a
               particular   issue,  ISS  will  evaluate  the  proxies  based  on
               thresholds  established  in the proxy  guidelines.  In  addition, proxies  relating  to issues  not  addressed  in the  guidelines, especially  foreign  securities,  Wells Capital  Management  will defer to ISS Proxy  Guidelines.  Finally,  with respect to issues for which a vote for or against is specified  by the  Procedures, the Proxy Administrator shall have the authority to direct ISS to forward  the  proxy to him or her for a  discretionary  vote,  in

                                      B-60

               consultation  with the Proxy  Committee or the portfolio  manager covering  the  subject  security  if the Proxy  Committee  or the portfolio manager  determines that a case-by-case  review of such matter is warranted,  provided  however,  that such  authority to deviate from the  Procedures  shall not be exercised if the Proxy
               Administrator  is aware of any  conflict of interest as described further below with respect to such matter.

          (ii) Voting  Discretion.  In all cases, the Proxy  Administrator  will exercise  its voting  discretion  in  accordance  with the voting philosophy of the Wells Fargo Proxy Guidelines.  In cases where a proxy is forwarded by ISS to the Proxy  Administrator,  the Proxy
               Administrator  may be  assisted  in its voting  decision  through receipt of: (i) independent  research and voting  recommendations provided by ISS or other independent sources; or (ii) information provided by company  managements and shareholder  groups.  In the event  that  the  Proxy  Administrator  is  aware  of a  material
               conflict  of  interest   involving  Wells   Fargo/Wells   Capital
               Management  or any of its  affiliates  regarding a proxy that has been forwarded to him or her, the Proxy Administrator will return the  proxy  to ISS to be  voted in  conformance  with the  voting guidelines of ISS.

               Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

          (iii) Securities on Loan. As a general matter, securities on loan will not be recalled  to  facilitate  proxy  voting (in which case the borrower of the security shall be entitled to vote the proxy).

          (iv) Conflicts of Interest.  Wells Capital  Management  has obtained a
               copy  of  ISS  policies,   procedures,  and  practices  regarding
               potential  conflicts  of  interest  that could arise in ISS proxy voting  services  to Wells  Capital  Management  as a  result  of business conducted by ISS. Wells Capital Management believes that potential  conflicts  of interest by ISS are  minimized  by these policies,  procedures and practices,  a copy of which is attached hereto as  Appendix B. In  addition,  Wells  Fargo  and/or  Wells
               Capital  Management  may have a conflict of interest  regarding a proxy to be voted upon if, for example,  Wells Fargo and/or Wells
               Capital  Management or its  affiliates  have other  relationships with the issuer of the proxy. Wells Capital  Management  believes that, in most instances,  any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines  attached hereto.  However,  when the Proxy
               Administrator  is  aware  of  a  material  conflict  of  interest regarding a matter that would  otherwise  require a vote by Wells
               Capital Management, the Proxy Administrator shall defer to ISS to vote in  conformance  with  the  voting  guidelines  of  ISS.  In addition,  the Proxy  Administrator  will seek to avoid any undue influence as a result of any material  conflict of interest  that exists  between  the  interest  of a  client  and  Wells  Capital
               Management or any of its affiliates. To this end, an

                                      B-61

               independent  fiduciary  engaged by Wells  Fargo  will  direct the
               Proxy  Administrator  on voting  instructions for the Wells Fargo proxy.

     (B)  ISS

          ISS  has been delegated with the following responsibilities:

          (i)  Research and make voting  determinations  in accordance  with the
               Wells Fargo Proxy Guidelines described in Appendix A;

          (ii) Vote and submit proxies in a timely manner;

          (iii) Handle other administrative functions of proxy voting;

          (iv) Maintain records of proxy statements  received in connection with proxy votes and provide copies of such proxy statements  promptly upon request;

          (v)  Maintain records of votes cast; and

          (vi) Provide  recommendations  with respect to proxy voting matters in general.

     (C)  Except in instances  where  clients have  retained  voting  authority,
          Wells Capital  Management will instruct  custodians of client accounts to forward all proxy  statements and materials  received in respect of client accounts to ISS.

     (D)  Notwithstanding the foregoing,  Wells Capital Management retains final authority and fiduciary responsibility for proxy voting.

     4. Record Retention.  Wells Capital  Management will maintain the following records relating to the implementation of the Procedures:

     (i)  A copy of these proxy voting polices and procedures;

     (ii) Proxy  statements  received  for  client  securities  (which  will  be satisfied by relying on EDGAR or ISS);

     (iii) Records of votes cast on behalf of clients  (which ISS  maintains  on behalf of Wells Capital Management);

     (iv) Records of each written  client  request for proxy voting  records and
          Wells  Capital  Management's  written  response to any client  request
          (written or oral) for such records; and

     (v)  Any documents  prepared by Wells  Capital  Management or ISS that were material to making a proxy voting decision.

Such proxy voting books and records  shall be  maintained  at an office of Wells
Capital Management in an easily accessible place for a period of five years.

                                      B-62

     5.  Disclosure of Policies and  Procedures.  Wells Capital  Management will disclose to its clients a summary  description  of its proxy  voting  policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients  upon request by calling  1-800-736-2316.  It is also posted on Wells
Capital Management website at www.wellscap.com.

Wells Capital  Management will also provide proxy  statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316  or by e-mail at  http://www.wellscap.com/contactus/index.html to request a record of proxies voted on their behalf.

Except as otherwise  required by law,  Wells  Capital  Management  has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

January 21, 2005

                                      B-63

                                   APPENDIX A

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY
                                    FOR 2005

                                  INTRODUCTION

Wells Fargo Trust has adopted a system-wide  philosophy statement and guidelines for voting of proxies  for  fiduciary  and  agency  accounts  where we have sole
voting  authority  or  joint  voting   authority  (with  other   fiduciaries  or
co-actors).

The voting of proxies is the  responsibility of the Wells Fargo Proxy Committee, which is appointed each year by the Trust Operating  Committee  (TOC). A monthly review  and  approval  of voting  activity  is the  responsibility  of the Trust
Investment Committee (TIC).

Most Wells Fargo  fiduciary  entities have appointed  Institutional  Shareholder
Services (ISS) as their agent to vote proxies,  following Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency  of  operations  and  processing  since we share a single  system and processing  capability.  Wells Fargo Bank  administers the proxy voting process, including development and maintenance of proxy voting guidelines.

                             PROXY POLICY STATEMENT

A.  Proxies  relating  to  fiduciary  accounts  must be voted for the  exclusive benefit  of the trust  beneficiary.  Proxy  votes  should be cast  based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the  acquisition and retention of a security  reflects  confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving  corporate  governance  should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage  the Board of  Directors to request  powers which can be used to enhance  the  economic  value of the  stock by  encouraging  negotiation  with a potential acquirer or by discouraging coercive and undervalued offers:

     1.The decision as to whether or not a Board of Directors  should be granted these powers will be based upon:

     o    an  evaluation  of the  independence  of the Board in its  attempt  to maximize shareholder value; and

     o    an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.

                                      B-64

Proxy issues that will be evaluated and voted in  accordance  with this standard are listed in the guidelines.

     2.We will  evaluate  proposals  where a Board of Directors  has requested a change in their powers of corporate  governance  that increase the powers of the
Board with respect to potential acquisition transactions as follows:

          a.  An  evaluation  will  be  made  of the  Board's  independence  and performance as determined by a review of relevant factors including:

               1)   Length of service of senior management

               2)   Number/percentage of outside directors

               3)   Consistency of performance (EPS) over the last five years

               4)   Value/growth of shares relative to industry/market averages

               5)   Clear  evidence  of  management   and/or  strategy   changes
                    implemented  by the Board  which  are  designed  to  improve company performance and shareholder value

          b.  If the  Board  is  viewed  to be  independent  and  the  financial performance of the Company has been good:

               1)   An evaluation will be made as to the  appropriateness of the power or change being requested,  if properly exercised,  to enhance the economic value of the stock.

               2)   If the provision  itself is not viewed to be  unnecessary or abusive  (irrespective  of the  manner  in  which  it may be exercised),  then the  proxy  will be voted in favor of such proposal.

          c. If the Board is not viewed as  independent,  or the  performance of the  Company has not been good,  or if the  proposal  is  determined  to be inappropriate,  unnecessary,  unusual, or abusive,  the proxy will be voted against such proposal.

          d. If the Proxy  Committee  deems it  appropriate,  the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D. Our process for evaluating shareholder proposals will be as follows:

     1.If the  proposal  relates to issues that do not have a material  economic impact on the value of the  stock,  the proxy  will be voted as  recommended  by management.

     2.If the  proposal  has a  potential  economic  impact  on the value of the stock,  the analysis  outlined in paragraph C.2 above will be made. If the Board is viewed as independent

                                      B-65

and the financial  performance of the Company has been good, then the proxy will be voted as recommended by management.

     3.Standard shareholder proposals will be voted as indicated on Exhibit C.

E. The Proxy  Committee will ensure that adequate  records are maintained  which reflect (i) how and pursuant to which  guidelines  proxies are voted,  (ii) that proxies and holdings are being reconciled,  and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy  Statement  may be disclosed to any current or  prospective trust customer or beneficiary.  Disclosure of proxy voting in specific  accounts shall be made when requested by the plan sponsor,  beneficiary,  grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank  employs  Institutional  Shareholder  Services  (ISS) as its proxy voting agent,  responsible for analyzing proxies and recommending a voting position  consistent with the Wells Fargo Proxy Guidelines.  On issues where the
Wells Fargo Proxy Guidelines are silent,  Wells Fargo Bank will defer to the ISS
Proxy  Guidelines,  particularly  in the case of global proxy issues.  The Wells
Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

H. The Wells Fargo Proxy  Committee has taken the following steps to ensure that material  conflicts of interest are avoided  between the interests of the client
(fund shareholders and trust beneficiaries), on the one hand, and the investment adviser,  corporation,  principal  underwriter,  or an affiliated  person of the trust account,  fund, its investment  adviser or principal  underwriter,  on the other hand.

     1.The Wells Fargo Proxy  Committee  requires  that all proxies  relating to fiduciary  accounts  must  be  voted  for  the  exclusive  benefit  of the  fund shareholder and trust beneficiary.

     2.The Wells Fargo Proxy  Committee has adopted  system-wide,  written proxy guidelines and  procedures  for voting  proxies to ensure  consistency in voting proxies across all accounts.

     3.Wells  Fargo has hired ISS as our proxy  voting  agent in  analyzing  and recommending  a voting  position on all proxies  (based on the Wells Fargo Proxy
Guidelines) to ensure  independence and consistency in analysis,  interpretation and implementation of the proxy voting process.

     4.Wells  Fargo  hires an  independent  fiduciary  to direct the Wells Fargo
Proxy Committee on voting instructions for the Wells Fargo proxy.

     5.Proxy  guidelines,  which are  implemented on a case-by-case  basis,  are evaluated  consistently  across  proxies  on the  basis of  rigid,  quantifiable thresholds.

     6.The Wells Fargo  organization has a wall of  confidentiality  between the commercial  bank and its lending  activities and the fiduciary  responsibilities within the trust world.

                                      B-66

     7.Proxy  voting  recommendations  are not shared with senior  management of
Wells  Fargo  prior to  casting  our proxy  vote,  plus  senior  management  has expressly requested that they not be informed on proxy voting issues.

     8.The Wells Fargo Proxy  Committee has final  authority in  exercising  our fiduciary responsibility of voting proxies.

     9.The  Wells  Fargo  proxy  voting  record is  available  for review by the client.

                                       B-67

------------------------------------------------------------ ------------------
Uncontested Election of Directors or Trustees
------------------------------------------------------------ ------------------
WFB will generally vote for all uncontested director or      FOR
trustee nominees.  The Nominating Committee is in the best
position to select nominees who are available and capable
of working well together to oversee management of the
company.
------------------------------------------------------------ ------------------
WFB will withhold votes for a director if the nominee        WITHHOLD
fails to attend at least 75% of the board and committee
meetings without a valid excuse.
------------------------------------------------------------ ------------------
WFB will vote against routine election of directors if any   AGAINST
of the following apply: company fails to disclose adequate
information in a timely manner, serious issues with the
finances, questionable transactions, conflicts of
interest, record of abuses against minority shareholder
interests, bundling of director elections, and/or
egregious governance practices.
------------------------------------------------------------ ------------------
WFB will withhold votes from the entire board (except for    WITHHOLD
new nominees) where the director(s) receive more than 50%
withhold votes out of those cast and the issue that was
the underlying cause of the high level of withhold votes
has not been addressed.
Ratification of Auditors
------------------------------------------------------------ ------------------
WFB will vote against auditors and withhold votes from       AGAINST/WITHHOLD
audit committee members if non-audit fees are greater than
audit fees, audit-related fees, and permitted tax fees,
combined.  WFB will follow the disclosure categories being
proposed by the SEC in applying the above formula.
------------------------------------------------------------ ------------------
With the above exception, WFB will generally vote for        FOR
proposals to ratify auditors unless:
------------------------------------------------------------ ------------------
o    an auditor has a financial interest in or               AGAINST
     association with the company, and is therefore not
     independent, or
------------------------------------------------------------ ------------------
o    there is reason to believe that the independent         AGAINST
     auditor has rendered an opinion that is neither
     accurate nor indicative of the company's financial
     position.
------------------------------------------------------------ ------------------
WFB will vote against proposals that require auditors to     AGAINST
attend annual meetings as auditors are regularly reviewed
by the board audit committee, and such attendance is
unnecessary.
------------------------------------------------------------ ------------------
WFB will consider shareholder proposals requiring            CASE-BY-CASE
companies to prohibit their auditors from engaging in
non-audit services on a case-by-case basis (or cap level
of non-audit services).
------------------------------------------------------------ ------------------
WFB will vote for shareholder proposals requesting a         FOR
shareholder vote for

                                       B-68

audit firm ratification.
------------------------------------------------------------ ------------------
WFB will vote against shareholder proposals asking for       AGAINST
audit firm rotation.  This practice is viewed as too
disruptive and too costly to implement for the benefit
achieved.
------------------------------------------------------------ ------------------
For foreign corporations, WFB will consider on a             CASE-BY-CASE
case-by-case basis if the auditors are being changed
without an explanation, or if the nonaudit-related fees
are substantial or in excess of standard audit fees, as
the importance of maintaining the independence of the
audit function is important.
------------------------------------------------------------ ------------------
Specifically for Japan, WFB will consider voting against     AGAINST
the appointment of independent internal statutory auditors
if they have served the company in any executive capacity,
or can be considered affiliated in any way.  Japan enacted
laws in 1993, which call for the establishment of a
three-member audit committee of independent auditors.
------------------------------------------------------------ ------------------
Specifically for Japan, WFB will classify any proposed
amendment to companies' articles of incorporation
lengthening the internal auditors' term in office to four
years from three years as a negative provision.  Since
this is mandated by law, this amendment would not warrant
an automatic vote recommendation against.
------------------------------------------------------------ ------------------
Directors and Auditor's Reports
------------------------------------------------------------ ------------------
For foreign corporations, WFB will generally vote for        FOR
proposals to approve directors' and auditors' reports,
unless:
------------------------------------------------------------ ------------------
o    there are concerns about the accuracy of the            AGAINST
     accounts presented or the auditing procedures used;
------------------------------------------------------------ ------------------
o    the company is not responsive to shareholder            AGAINST
     questions about specific items that should be
     publicly disclosed.
------------------------------------------------------------ ------------------
The directors' report usually includes a review of the
company's performance during the year, justification of
dividend levels and profits or losses, special events such
as acquisitions or disposals, and future plans for the
company.  Shareholders can find reference to any
irregularities or problems with the company in the
auditors report.
------------------------------------------------------------ ------------------
Company Name Change/Purpose
------------------------------------------------------------ ------------------
WFB will vote for proposals to change the company name as    FOR
management and the board is best suited to determine if
such change in company name is necessary.
------------------------------------------------------------ ------------------
However, where the name change is requested in connection    CASE-BY-CASE
with a

                                       B-69

reorganization  of the  company,  the vote  will be based
on the  merits  of the reorganization.
------------------------------------------------------------ ------------------
In addition, WFB will generally vote for proposals to        FOR
amend the purpose of the company.  Management is in the
best position to know whether the description of what the
company does is accurate, or whether it needs to be
updated by deleting, adding, or revising language.
------------------------------------------------------------ ------------------
Employee Stock Purchase Plans/401(k) Employee Benefit Plans
------------------------------------------------------------ ------------------
WFB will vote for proposals to adopt, amend or increase      FOR
authorized shares for employee stock purchase plans and
401(k) plans for employees as properly structured plans
enable employees to purchase common stock at a slight
discount and thus own a beneficial interest in the
company, provided that the total cost of the company's
plan is not above the allowable cap for the company.
------------------------------------------------------------ ------------------
Similarly, WFB will generally vote for proposals to adopt    FOR
or amend thrift and savings plans, retirement plans,
pension plans and profit plans.
------------------------------------------------------------ ------------------
Approve Other Business
------------------------------------------------------------ ------------------
WFB will generally vote for proposals to approve other       FOR
business.  This transfer of authority allows the
corporation to take certain ministerial steps that may
arise at the annual or special meeting.
------------------------------------------------------------ ------------------
However, WFB retains the discretion to vote against such     AGAINST
proposals if adequate information is not provided in the
proxy statement, or the measures are significant and no
further approval from shareholders is sought.
------------------------------------------------------------ ------------------
Independent Board Chairman
------------------------------------------------------------ ------------------
WFB will vote against proposals requiring that the           AGAINST
positions of chairman and CEO be held separately.
------------------------------------------------------------ ------------------
WFB would prefer to see the chairman and chief executive
positions be held by different individuals.  However,
separation of the two positions may not be in
shareholders' best interests if the company has a limited
roster of executive officers, or a recently organized
company may need to combine these positions temporarily.
It should also be noted that we support independence and
would support a lead independent director.  However,
separating the chairman and CEO in most companies would be
too disruptive to the company.
------------------------------------------------------------ ------------------
Specifically in the U.K., WFB will vote against a director   AGAINST
nominee who is both chairman and CEO if there is no
adequate justification provided by the

                                       B-70

company.
------------------------------------------------------------ ------------------
Independent Board of Directors/Board Committees
------------------------------------------------------------ ------------------
WFB will vote for proposals requiring that two-thirds of     FOR
the board be independent directors, unless the board is
effectively in compliance with the request based on WFB's
definition of independence.  An independent board faces
fewer conflicts and is best prepared to protect
stockholders' interests.
------------------------------------------------------------ ------------------
WFB will withhold votes from insiders and affiliated         WITHHOLD
outsiders on boards that are not at least majority
independent.
------------------------------------------------------------ ------------------
WFB will withhold votes from compensation committee          WITHHOLD
members where there is a pay-for-performance disconnect
(for Russell 3000 companies).
------------------------------------------------------------ ------------------
WFB will vote for proposals requesting that the board        FOR
audit, compensation, and/or nominating committees be
composed of independent directors, only.  Committees
should be composed entirely of independent directors in
order to avoid conflicts of interest.
------------------------------------------------------------ ------------------
WFB will withhold votes from any insiders or affiliated      WITHHOLD
outsiders on audit, compensation, or nominating
committees.  WFB will withhold votes from any insiders or
affiliated outsiders on the board if any of these key
committees has not been established.
------------------------------------------------------------ ------------------
Specifically in Canada, WFB will insert strong language in
our analyses to highlight our disapproval of the
`single-slate' approach and call on companies to unbundle
the director nominees up for election/reelection.
------------------------------------------------------------ ------------------
Specifically in France, Management may propose a different   CASE-BY-CASE
board structure.  The French Commercial Code gives
companies three options in respect to their board
structure.  WFB will examine these proposals on a
case-by-case basis.
------------------------------------------------------------ ------------------
Specifically in Japan, in cases where a company has          AGAINST
committed some fraudulent or criminal act, WFB will vote
against the representative director(s) and individuals
personally implicated in the wrongdoing.
------------------------------------------------------------ ------------------
In addition, WFB will vote against proposals asking the      AGAINST
board to address the issue of board diversity.
------------------------------------------------------------ ------------------
WFB will vote against proposals from shareholders            AGAINST
requesting an independent compensation consultant.
------------------------------------------------------------ ------------------
Minimum Stock Requirements by Directors

                                       B-71

------------------------------------------------------------ ------------------
WFB will vote against proposals requiring directors to own   AGAINST
a minimum number of shares of company stock in order to
qualify as a director, or to remain on the board.  Minimum
stock ownership requirements can impose an
across-the-board requirement that could prevent qualified
individuals from serving as directors.
------------------------------------------------------------ ------------------
Indemnification and Liability Provisions for Directors and
Officers
------------------------------------------------------------ ------------------
WFB will vote for proposals to allow indemnification of      FOR
directors and officers, when the actions taken were on
behalf of the company and no criminal violations
occurred.  WFB will also vote in favor of proposals to
purchase liability insurance covering liability in
connection with those actions.  Not allowing companies to
indemnify directors and officers to the degree possible
under the law would limit the ability of the company to
attract qualified individuals.
------------------------------------------------------------ ------------------
Alternatively, WFB will vote against indemnity proposals     AGAINST
that are overly broad.  For example, WFB will oppose
proposals to indemnify directors for acts going beyond
mere carelessness, such as gross negligence, acts taken in
bad faith, acts not otherwise allowed by state law or more
serious violations of fiduciary obligations.
------------------------------------------------------------ ------------------
For foreign corporations, WFB will vote against providing    AGAINST
indemnity insurance to auditors as payment of such fees by
the company on behalf of the auditor calls into question
the objectivity of the auditor in carrying out the audit.
------------------------------------------------------------ ------------------
Board or Management Acts
------------------------------------------------------------ ------------------
For foreign corporations, WFB will vote for the discharge    FOR
of the board and management unless:
------------------------------------------------------------ ------------------
o    there are serious questions about actions of the        AGAINST
     board or management for the year in question;
------------------------------------------------------------ ------------------
o    legal action is being taken against the board by        AGAINST
     shareholders.
------------------------------------------------------------ ------------------
Discharge is a tacit vote of confidence in the company's
corporate management and policies and does not necessarily
eliminate the possibility of future shareholder action,
although it does make such action more difficult to pursue.
------------------------------------------------------------ ------------------
Nominee Statement in the Proxy
------------------------------------------------------------ ------------------
WFB will vote against proposals that require board           AGAINST
nominees to have a statement of candidacy in the proxy,
since the proxy statement already provides adequate
information pertaining to the election of directors.

                                       B-72

------------------------------------------------------------ ------------------
Limitation on Number of Boards a Director May Sit On
------------------------------------------------------------ ------------------
WFB will withhold votes from directors who sit on more       WITHHOLD
than six boards.
------------------------------------------------------------ ------------------
Director Tenure/Retirement Age
------------------------------------------------------------ ------------------
WFB will vote against proposals to limit the tenure or       AGAINST
retirement age of directors as such limitations based on
an arbitrary number could prevent qualified individuals
from serving as directors.
------------------------------------------------------------ ------------------
Board Powers/Procedures/Qualifications
------------------------------------------------------------ ------------------
WFB will consider on a case-by-case basis proposals to       CASE-BY-CASE
amend the corporation's By-laws so that the Board of
Directors shall have the power, without the assent or vote
of the shareholders, to make, alter, amend, or rescind the
By-laws, fix the amount to be reserved as working capital,
and fix the number of directors and what number shall
constitute a quorum of the Board.  In determining these
issues, WFB will rely on the proxy voting Guidelines.
------------------------------------------------------------ ------------------
Loans to Officers
------------------------------------------------------------ ------------------
WFB will consider on a case-by-case basis proposals to       CASE-BY-CASE
authorize the corporation to make loans or to guarantee
the obligations of officers of the corporation or any of
its affiliates.
------------------------------------------------------------ ------------------
Adjourn Meeting to Solicit Additional Votes
------------------------------------------------------------ ------------------
WFB will examine proposals to adjourn the meeting to         CASE-BY-CASE
solicit additional votes on a case-by-case basis.  As
additional solicitation may be costly and could result in
coercive pressure on shareholders, WFB will consider the
nature of the proposal and its vote recommendations for
the scheduled meeting.
------------------------------------------------------------ ------------------
WFB will vote for this item when:
------------------------------------------------------------ ------------------
WFB is supportive of the underlying merger proposal; the     FOR
company provides a sufficient, compelling reason to
support the adjournment proposal; and the authority is
limited to adjournment proposals requesting the authority
to adjourn solely to solicit proxies to approve a
transaction the WFB supports.
Contested Election of Directors or Trustees
------------------------------------------------------------ ------------------
Reimbursement of Solicitation Expenses
------------------------------------------------------------ ------------------
WFB will consider contested elections on a case-by-case      CASE-BY-CASE
basis, considering

                                       B-73

the following  factors:  long-term  financial  performance
of the target company relative to its industry;
management's  track  record;  background of the proxy
contest;   qualifications   of  director  or  trustee
nominees  (both  slates); evaluation of what each side is
offering  shareholders as well as the likelihood that  the
proposed  objectives  and  goals  can be  met;  and  stock
ownership positions.
------------------------------------------------------------ ------------------
In addition, decisions to provide reimbursement for          CASE-BY-CASE
dissidents waging a proxy contest are made on a
case-by-case basis as proxy contests are governed by a mix
of federal regulation, state law, and corporate charter
and bylaw provisions.
------------------------------------------------------------ ------------------
Board Structure:  Staggered vs. Annual Elections
------------------------------------------------------------ ------------------
WFB will consider the issue of classified boards on a        CASE-BY-CASE
case-by-case basis.  In some cases, the division of the
board into classes, elected for staggered terms, can
entrench the incumbent management and make them less
responsive to shareholder concerns.  On the other hand, in
some cases, staggered elections may provide for the
continuity of experienced directors on the Board.
------------------------------------------------------------ ------------------
For foreign corporations, WFB will vote for the              FOR
elimination of protected board seats, as all directors
should be accountable to shareholders.
------------------------------------------------------------ ------------------
Removal of Directors
------------------------------------------------------------ ------------------
WFB will consider on a case-by-case basis proposals to       CASE-BY-CASE
eliminate shareholders' rights to remove directors with or
without cause or only with approval of two- thirds or more
of the shares entitled to vote.
------------------------------------------------------------ ------------------
However, a requirement that a 75% or greater vote be         AGAINST
obtained for removal of directors is abusive and will
warrant a vote against the proposal.
------------------------------------------------------------ ------------------
Board Vacancies
------------------------------------------------------------ ------------------
WFB will vote against proposals that allow the board to      AGAINST
fill vacancies without shareholder approval as these
authorizations run contrary to basic shareholders' rights.
------------------------------------------------------------ ------------------
Alternatively, WFB will vote for proposals that permit       FOR
shareholders to elect directors to fill board vacancies.
------------------------------------------------------------ ------------------
Cumulative Voting
------------------------------------------------------------ ------------------
WFB will vote on proposals to permit or eliminate            CASE-BY-CASE
cumulative voting on a case-by-case basis, in accordance
with its proxy voting guidelines.

                                       B-74

However, if the board is elected annually we will not
support cumulative voting.
------------------------------------------------------------ ------------------
Shareholders' Right To Call A Special Meeting
------------------------------------------------------------ ------------------
Shareholder Ability to Act by Written Consent
------------------------------------------------------------ ------------------
Proposals providing that stockholder action may be taken     CASE-BY-CASE
only at an annual or special meeting of stockholder and
not by written consent, or increasing the shareholder vote
necessary to call a special meeting, will be voted on a
case-by-case basis in accordance with the proxy voting
guidelines.
------------------------------------------------------------ ------------------
Board Size
------------------------------------------------------------ ------------------
WFB will vote for proposals that seek to fix the size of     FOR
the board, as the ability for management to increase or
decrease the size of the board in the face of a proxy
contest may be used as a takeover defense.
------------------------------------------------------------ ------------------
However, if the company has cumulative voting, downsizing    AGAINST
the board may decrease a minority shareholder's chances of
electing a director.
------------------------------------------------------------ ------------------
By increasing the size of the board, management can make
it more difficult for dissidents to gain control of the
board.  Fixing the size of the board also prevents a
reduction in the board size as a means to oust independent
directors or those who cause friction within an otherwise
homogenous board.
------------------------------------------------------------ ------------------
Shareholder Rights Plan (Poison Pills)
------------------------------------------------------------ ------------------
WFB will generally vote for proposals that request a         FOR
company to submit its poison pill for shareholder
ratification.
------------------------------------------------------------ ------------------
WFB will withhold votes from all directors (except for new   WITHHOLD
nominees) if the company has adopted or renewed a poison
pill without shareholder approval since the company's last
annual meeting, does not put the pill to a vote at the
current annual meeting, and does not have a requirement or
does not commit to put the pill to shareholder vote within
12 months.
------------------------------------------------------------ ------------------
Alternatively, WFB will analyze proposals to redeem a        CASE-BY-CASE
company's poison pill, or requesting the ratification of a
poison pill on a case-by-case basis.
------------------------------------------------------------ ------------------
Specifically for Canadian companies, WFB will consider on    CASE-BY-CASE
a case-by-case basis poison pill plans that contain a
permitted bid feature as they require shareholder
ratification of the pill and a sunset provisions whereby
the pill expires unless it is renewed, and they specify
that an all cash bid for all shares (or more recently
majority of shares) that includes a fairness opinion and
evidence of financing does not trigger the bill but forces
a special meeting at which the offer is put to a
shareholder vote.  Also, WFB will also

                                       B-75

consider the balance of powers granted between the board and shareholders by the poison pill provisions.
------------------------------------------------------------ ------------------
Poison pills are one of the most potent anti-takeover
measures and are generally adopted by boards without
shareholder approval.  These plans harm shareholder value
and entrench management by deterring stock acquisition
offers that are not favored by the board.
------------------------------------------------------------ ------------------
Fair Price Provisions
------------------------------------------------------------ ------------------
WFB will consider fair price provisions on a case-by-case    CASE-BY-CASE
basis, evaluating factors such as the vote required to
approve the proposed mechanism, the vote required to
approve the proposed acquisition, the vote required to
repeal the fair price provision, and the mechanism for
determining the fair price.
------------------------------------------------------------ ------------------
WFB will vote against fair price provisions with             AGAINST
shareholder vote requirements of 75% or more of
disinterested shares.
------------------------------------------------------------ ------------------
Greenmail
------------------------------------------------------------ ------------------
WFB will generally vote in favor of proposals limiting the   FOR
corporation's authority to purchase shares of common stock
(or other outstanding securities) from a holder of a
stated interest (5% or more) at a premium unless the same
offer is made to all shareholders.  These are known as
"anti-greenmail" provisions.  Greenmail discriminates
against rank-and-file shareholders and may have an adverse
effect on corporate image.
------------------------------------------------------------ ------------------
If the proposal is bundled with other charter or bylaw       CASE-BY-CASE
amendments, WFB will analyze such proposals on a
case-by-case basis.  In addition, WFB will analyze
restructurings that involve the payment of pale greenmail
on a case-by-case basis.
------------------------------------------------------------ ------------------
Voting Rights
------------------------------------------------------------ ------------------
WFB will vote for proposals that seek to maintain or         FOR
convert to a one-share, one-vote capital structure as such
a principle ensures that management is accountable to all
the company's owners.
------------------------------------------------------------ ------------------
Alternatively, WFB will vote against any proposals to cap    AGAINST
the number of votes a shareholder is entitled to.  Any
measure that places a ceiling on voting may entrench
management and lessen its interest in maximizing
shareholder value.
------------------------------------------------------------ ------------------
Dual Class/Multiple-Voting Stock
------------------------------------------------------------ ------------------
WFB will vote against proposals that authorize, amend, or    AGAINST
increase dual

                                       B-76

class  or   multiple-voting   stock   which   may  be
used  in   exchanges   or recapitalizations.  Dual class
or  multiple-voting  stock carry  unequal  voting
rights, which differ from those of the broadly traded
class of common stock.
------------------------------------------------------------ ------------------
Alternatively, WFB will vote for the elimination of dual     FOR
class or multiple-voting stock, which carry different
rights than the common stock.
------------------------------------------------------------ ------------------
For foreign corporations, WFB will vote for proposals that   FOR
create preference shares, provided the loss of voting
rights is adequately compensated with a higher dividend
and the total amount of preference share capital is not
greater than 50% of the total outstanding.  Preference
shares are a common and legitimate form of corporate
financing and can enhance shareholder value.
------------------------------------------------------------ ------------------
Supermajority Vote Provisions
------------------------------------------------------------ ------------------
WFB will generally consider on a case-by-case basis          CASE-BY-CASE
proposals to increase the shareholder vote necessary to
approve mergers, acquisitions, sales of assets etc. and to
amend the corporation's charter or by-laws.  The factors
considered are those specified in the proxy guidelines.
------------------------------------------------------------ ------------------
However, a supermajority requirement of 75% or more is       AGAINST
abusive and WFB will vote against proposals that provide
for them.
------------------------------------------------------------ ------------------
Supermajority vote provisions require voting approval in
excess of a simple majority of the outstanding shares for
a proposal.  Companies may include supermajority lock-in
provisions, which occur when changes are made to a
corporation's governing documents, and once approved, a
supermajority vote is required to amend or repeal the
changes.
------------------------------------------------------------ ------------------
Confidential Voting
------------------------------------------------------------ ------------------
WFB will vote for proposals to adopt confidential voting.    FOR
------------------------------------------------------------ ------------------
Vote Tabulations
------------------------------------------------------------ ------------------
WFB will vote against proposals asking corporations to       AGAINST
refrain from counting abstentions and broker non-votes in
their vote tabulations and to eliminate the company's
discretion to vote unmarked proxy ballots.  Vote counting
procedures are determined by a number of different
standards, including state law, the federal proxy rules,
internal corporate policies, and mandates of the various
stock exchanges.
------------------------------------------------------------ ------------------
Specifically in Japan, WFB will vote against management      AGAINST
proposals amending their articles to relax their quorum
requirement for special resolutions (including mergers,
article amendments, and option plans) from

                                       B-77

one-half to one- third of issued capital  (although such resolutions would still require two-thirds majority of votes cast).
------------------------------------------------------------ ------------------
Equal Access to the Proxy
------------------------------------------------------------ ------------------
WFB will evaluate Shareholder proposals requiring            CASE-BY-CASE
companies to give shareholders access to the proxy ballot
for the purpose of nominating board members, on a
case-by-case basis taking into account the ownership
threshold proposed in the resolution and the proponent's
rationale for the proposal at the targeted company in
terms of board and director conduct.
------------------------------------------------------------ ------------------
Disclosure of Information
------------------------------------------------------------ ------------------
WFB will vote against shareholder proposals requesting       AGAINST
fuller disclosure of company policies, plans, or business
practices.  Such proposals rarely enhance shareholder
return and in many cases would require disclosure of
confidential business information.
------------------------------------------------------------ ------------------
Annual Meetings
------------------------------------------------------------ ------------------
WFB will vote for proposals to amend procedures or change    FOR
date or location of the annual meeting.  Decisions as to
procedures, dates, or locations of meetings are best
placed with management.
------------------------------------------------------------ ------------------
Alternatively, WFB will vote against proposals from          AGAINST
shareholders calling for a change in the location or date
of annual meetings as no date or location proposed will be
acceptable to all shareholders.
------------------------------------------------------------ ------------------
WFB will generally vote in favor of proposals to reduce      FOR
the quorum necessary for shareholders' meetings, subject
to a minimum of a simple majority of the company's
outstanding voting shares.
------------------------------------------------------------ ------------------
Shareholder Advisory Committees/Independent Inspectors
------------------------------------------------------------ ------------------
WFB will vote against proposals seeking to establish         AGAINST
shareholder advisory committees or independent
inspectors.  The existence of such bodies dilutes the
responsibility of the board for managing the affairs of
the corporation.
------------------------------------------------------------ ------------------
Technical Amendments to the Charter of Bylaws
------------------------------------------------------------ ------------------
WFB will generally vote in favor of charter and bylaw        FOR
amendments proposed solely to conform with modern business
practices, for simplification, or to comply with what
management's counsel interprets as applicable law.
------------------------------------------------------------ ------------------
However, amendments that have a material effect on           CASE-BY-CASE
shareholder's rights

                                       B-78

will be considered on a case-by-case basis.
------------------------------------------------------------ ------------------
Bundled Proposals
------------------------------------------------------------ ------------------
WFB will vote for bundled or "conditional" proxy proposals   CASE-BY-CASE
on a case-by-case basis, as WFB will examine the benefits
and costs of the packaged items, and determine if the
effect of the conditioned items are in the best interests
of shareholders.
------------------------------------------------------------ ------------------
Common Stock Authorizations/Reverse Stock Splits/Forward
Stock Splits
------------------------------------------------------------ ------------------
WFB will consider requests for increases in authorized       CASE-BY-CASE
common stock on a case-by-case basis.  Factors to be
considered include the company's industry and
performance.  These stock increases may be for a proposed
stock split, issuance of shares for acquisitions, or for
general business purposes.
------------------------------------------------------------ ------------------
Also to be considered is whether the purpose of the          AGAINST
proposed increase is to strengthen takeover defenses, in
which case WFB will vote against the proposal.  Such
increases give management too much power and are beyond
what a company would normally need during the course of a
year.  They may also allow management to freely place the
shares with an allied institution or set the terms and
prices of the new shares.
------------------------------------------------------------ ------------------
For reverse stock splits, WFB will generally vote for        FOR
proposals to implement the split provided the number of
authorized common shares is reduced to a level that does
not represent an unreasonably large increase in authorized
but unissued shares.  The failure to reduce authorized
shares proportionally to any reverse split has potential
adverse anti-takeover consequences.  However, such
circumstances may be warranted if delisting of the
company's stock is imminent and would result in greater
harm to shareholders than the excessive share
authorization.
------------------------------------------------------------ ------------------
WFB will generally vote in favor of forward stock splits.    FOR
------------------------------------------------------------ ------------------
Dividends
------------------------------------------------------------ ------------------
WFB will vote for proposals to allocate income and set       FOR
dividends.
------------------------------------------------------------ ------------------
WFB will also vote for proposals that authorize a dividend   FOR
reinvestment program as it allows investors to receive
additional stock in lieu of a cash dividend.
------------------------------------------------------------ ------------------
However, if a proposal for a special bonus dividend is       AGAINST
made that specifically rewards a certain class of
shareholders over another, WFB will vote against the
proposal.

                                       B-79

------------------------------------------------------------ ------------------
WFB will also vote against proposals from shareholders       AGAINST
requesting management to redistribute profits or
restructure investments.  Management is best placed to
determine how to allocate corporate earnings or set
dividends.
------------------------------------------------------------ ------------------
In addition, WFB will vote for proposals to set director     FOR
fees.
------------------------------------------------------------ ------------------
Reduce the Par Value of the Common Stock
------------------------------------------------------------ ------------------
WFB will vote for proposals to reduce the par value of       FOR
common stock.
------------------------------------------------------------ ------------------
Preferred Stock Authorization
------------------------------------------------------------ ------------------
WFB will generally vote for proposals to create preferred    FOR
stock in cases where the company expressly states that the
stock will not be used as a takeover defense or carry
superior voting rights, or where the stock may be used to
consummate beneficial acquisitions, combinations, or
financings.
------------------------------------------------------------ ------------------
Alternatively, WFB will vote against proposals to            AGAINST
authorize or issue preferred stock if the board has asked
for the unlimited right to set the terms and conditions
for the stock and may issue it for anti-takeover purposes
without shareholder approval (blank check preferred stock).
------------------------------------------------------------ ------------------
In addition, WFB will vote against proposals to issue        AGAINST
preferred stock if the shares to be used have voting
rights greater than those available to other shareholders.
------------------------------------------------------------ ------------------
WFB will vote for proposals to require shareholder           FOR
approval of blank check preferred stock issues for other
than general corporate purposes (white squire placements).
------------------------------------------------------------ ------------------
Finally, WFB will consider on a case-by-case basis           CASE-BY-CASE
proposals to modify the rights of preferred shareholders
and to increase or decrease the dividend rate of preferred
stock.
------------------------------------------------------------ ------------------
Reclassification of Shares
------------------------------------------------------------ ------------------
WFB will consider proposals to reclassify a specified        CASE-BY-CASE
class or series of shares on a case-by-case basis.
------------------------------------------------------------ ------------------
Preemptive Rights
------------------------------------------------------------ ------------------
WFB will generally vote for proposals to eliminate           FOR
preemptive rights.  Preemptive rights are unnecessary to
protect shareholder interests due to the size of most
modern companies, the number of investors and the
liquidity of trading.

                                       B-80

------------------------------------------------------------ ------------------
In addition, specifically for foreign corporations, WFB      FOR
will vote for issuance requests with preemptive rights to
a maximum of 100% over current issued capital.  In
addition, WFB will vote for issuance requests without
preemptive rights to a maximum of 20% of currently issued
capital.  These requests are for the creation of pools of
capital with a specific purpose and cover the full range
of corporate financing needs.
------------------------------------------------------------ ------------------
Share Repurchase Plans
------------------------------------------------------------ ------------------
WFB will vote for share repurchase plans, unless:            FOR
------------------------------------------------------------ ------------------
o    there is clear evidence of past abuse of the            AGAINST
     authority; or
------------------------------------------------------------ ------------------
o    the plan contains no safeguards against selective       AGAINST
     buy-backs.
------------------------------------------------------------ ------------------
Corporate stock repurchases are a legitimate use of
corporate funds and can add to long-term shareholder
returns.
------------------------------------------------------------ ------------------
Executive and Director Compensation Plans
------------------------------------------------------------ ------------------
WFB will analyze on a case-by-case basis proposals on        CASE-BY-CASE
executive or director compensation plans, with the view
that viable compensation programs reward the creation of
stockholder wealth by having a high payout sensitivity to
increases in shareholder value.  Such proposals may seek
shareholder approval to adopt a new plan, or to increase
shares reserved for an existing plan.
------------------------------------------------------------ ------------------
WFB will review the potential cost and dilutive effect of    FOR
the plan.  After determining how much the plan will cost,
ISS (Institutional Shareholder Services) evaluates whether
the cost is reasonable by comparing the cost to an
allowable cap.  The allowable cap is industry-specific,
market cap-base, and pegged to the average amount paid by
companies performing in the top quartile of their peer
groups.  If the proposed cost is below the allowable cap,
WFB will vote for the plan.  ISS will also apply a pay for
performance overlay in assessing equity-based compensation
plans for Russell 3000 companies.
------------------------------------------------------------ ------------------
If the proposed cost is above the allowable cap, WFB will    AGAINST
vote against the plan.
------------------------------------------------------------ ------------------
Among the plan features that may result in a vote against    AGAINST
the plan are:
------------------------------------------------------------ ------------------
o    plan administrators are given the authority to
     reprice or replace underwater options; repricing
     guidelines will conform to changes in the NYSE and
     NASDAQ listing rules.
------------------------------------------------------------ ------------------
WFB will vote against equity plans that have high average    AGAINST
three-year burn rate.  (The burn rate is calculated as the
total number of stock awards and

                                       B-81

stock  options  granted  any given year  divided by the
number of common  shares outstanding.)  WFB  will  define
a high  average  three-year  burn  rate as the following:
The company's most recent  three-year burn rate exceeds
one standard deviation  of its GICS  segmented  by Russell
3000 index and  non-Russell  3000 index;  and the company's
most recent  three-year burn rate exceeds 2% of common
shares  outstanding.  For companies  that grant both full
value awards and stock options to their  employees,
WFB shall apply a premium on full value awards for
the past three fiscal years.
------------------------------------------------------------ ------------------
WFB will generally vote for shareholder proposals            CASE-BY-CASE
requiring performance-based stock options unless the
proposal is overly restrictive or the company demonstrates
that it is using a substantial portion of
performance-based awards for its top executives.
------------------------------------------------------------ ------------------
WFB will vote for shareholder proposals asking the company   FOR
to expense stock options, as a result of the FASB final
rule on expensing stock options.
------------------------------------------------------------ ------------------
WFB will generally vote for shareholder proposals to         FOR
exclude pension fund income in the calculation of earnings
used in determining executive bonuses/compensation.
------------------------------------------------------------ ------------------
WFB will generally vote against shareholder proposals to     AGAINST
ban future stock option grants to executives.  This may be
supportable in extreme cases where a company is a serial
repricer, has a huge overhang, or has a highly dilutive,
broad-based (non-approved) plan and is not acting to
correct the situation.
------------------------------------------------------------ ------------------
WFB will evaluate shareholder proposals asking companies     CASE-BY-CASE
to adopt holding periods for their executives on a
case-by-case basis taking into consideration the company's
current holding period or officer share ownership
requirements, as well as actual officer stock ownership in
the company.
------------------------------------------------------------ ------------------
For certain OBRA-related proposals, WFB will vote for plan   CASE-BY-CASE
provisions that (a) place a cap on annual grants or amend
administrative features, and (b) add performance criteria
to existing compensation plans to comply with the
provisions of Section 162(m) of the Internal Revenue Code.
------------------------------------------------------------ ------------------
In addition, director compensation plans may also include    CASE-BY-CASE
stock plans that provide directors with the option of
taking all or a portion of their cash compensation in the
form of stock.  WFB will consider these plans based on
their voting power dilution.
------------------------------------------------------------ ------------------
WFB will generally vote for retirement plans for directors.  FOR
------------------------------------------------------------ ------------------
Specifically in Japan, WFB will vote against option          AGAINST
plans/grants to directors or employees of "related
companies," even though they meet our criteria for
dilution and exercise price, without adequate disclosure
and justification.

                                       B-82

------------------------------------------------------------ ------------------
Specifically in the U.K., WFB will vote against directors    AGAINST
who have service contracts of three years, which exceed
best practice and any change-in-control provisions.
Management may propose director nominees who have service
contracts that exceed the Combined Code's recommendation
of one-year.  (The exceptions to the code would be in
cases of new recruits with longer notice or contract
periods, which should, however, be reduced after the
initial period.)
------------------------------------------------------------ ------------------
WFB will evaluate compensation proposals (Tax Havens)        CASE-BY-CASE
requesting share option schemes or amending an existing
share option scheme on a case-by-case basis.
------------------------------------------------------------ ------------------
Stock options align management interests with those of
shareholders by motivating executives to maintain stock
price appreciation.  Stock options, however, may harm
shareholders by diluting each owner's interest.  In
addition, exercising options can shift the balance of
voting power by increasing executive ownership.
------------------------------------------------------------ ------------------
Bonus Plans
------------------------------------------------------------ ------------------
WFB will vote for proposals to adopt annual or long-term     FOR
cash or cash-and-stock bonus plans on a case-by-case
basis.  These plans enable companies qualify for a tax
deduction under the provisions of Section 162(m) of the
IRC.  Payouts under these plans may either be in cash or
stock and are usually tied to the attainment of certain
financial or other performance goals.  WFB will consider
whether the plan is comparable to plans adopted by
companies of similar size in the company's industry and
whether it is justified by the company's performance.
------------------------------------------------------------ ------------------
For foreign companies, proposals to authorize bonuses to     CASE-BY-CASE
directors and statutory auditors who are retiring from the
board will be considered on a case-by-case basis.
------------------------------------------------------------ ------------------
Deferred Compensation Plans
------------------------------------------------------------ ------------------
WFB will generally vote for proposals to adopt or amend      FOR
deferred compensation plans as they allow the compensation
committee to tailor the plan to the needs of the
executives or board of directors, unless
------------------------------------------------------------ ------------------
o    the proposal is embedded in an executive or
     director compensation plan that is contrary to
     guidelines
------------------------------------------------------------ ------------------
Disclosure on Executive or Director Compensation
------------------------------------------------------------ ------------------
Cap or Restrict Executive or Director Compensation

                                       B-83

------------------------------------------------------------ ------------------
WFB will generally vote for shareholder proposals            FOR
requiring companies to report on their executive
retirement benefits (deferred compensation, split-dollar
life insurance, SERPs, and pension benefits.
------------------------------------------------------------ ------------------
WFB will generally vote for shareholder proposals            FOR
requesting to put extraordinary benefits contained in SERP
agreements to a shareholder vote, unless the company's
executive pension plans do not contain excessive benefits
beyond what is offered under employee-wide plans.
------------------------------------------------------------ ------------------
WFB will generally vote against proposals that (a) seek      AGAINST
additional disclosure of information on executive or
director's pay, or (b) seek to limit executive and
director pay.
------------------------------------------------------------ ------------------
Golden and Tin Parachutes
------------------------------------------------------------ ------------------
WFB will vote for proposals that seek shareholder            FOR
ratification of golden or tin parachutes as shareholders
should have the opportunity to approve or disapprove of
these severance agreements.
------------------------------------------------------------ ------------------
Alternatively, WFB will examine on a case-by-case basis      CASE-BY-CASE
proposals that seek to ratify or cancel golden or tin
parachutes.  Effective parachutes may encourage management
to consider takeover bids more fully and may also enhance
employee morale and productivity.  Among the arrangements
that will be considered on their merits are:
------------------------------------------------------------ ------------------
o    arrangements guaranteeing key employees
     continuation of base salary for more than three years
     or lump sum payment of more than three times base
     salary plus retirement benefits;
------------------------------------------------------------ ------------------
o    guarantees of benefits if a key employee
     voluntarily terminates;
------------------------------------------------------------ ------------------
o    guarantees of benefits to employees lower than
     very senior management; and
------------------------------------------------------------ ------------------
o        indemnification of liability for excise taxes.
------------------------------------------------------------ ------------------
By contrast, WFB will vote against proposals that would      AGAINST
guarantee benefits in a management-led buyout.
------------------------------------------------------------ ------------------
Reincorporation
------------------------------------------------------------ ------------------
WFB will evaluate a change in a company's state of           CASE-BY-CASE
incorporation on a case-by-case basis.  WFB will analyze
the valid reasons for the proposed move, including
restructuring efforts, merger agreements, and tax or
incorporation fee savings.  WFB will also analyze proposed
changes to the company charter and differences between the
states' corporate governance laws.
------------------------------------------------------------ ------------------
States have adopted various statutes intended to encourage   CASE-BY-CASE
companies to incorporate in the state.  These may include
state takeover statutes, control

                                       B-84

share  acquisition  statutes,   control  share  cash-out  statutes,   freeze-out
provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations  on a  case-by-case  in light of these statutes and in light of the corporate  governance  features the company has adopted to determine whether the reincorporation is in shareholders' best interests.
------------------------------------------------------------ ------------------
In addition, WFB will also examine poison pill               CASE-BY-CASE
endorsements, severance pay and labor contract provisions,
and anti-greenmail provisions in the context of a state's
corporate governance laws on a case-by-case basis.
------------------------------------------------------------ ------------------
WFB will evaluate shareholder proposals requiring offshore   CASE-BY-CASE
companies to reincorporate into the United States on a
case-by-case basis.
------------------------------------------------------------ ------------------
Reincorporation proposals may have considerable
implications for shareholders, affecting the company's
takeover defenses and possibly its corporate structure and
rules of governance.
------------------------------------------------------------ ------------------
Stakeholder Laws
------------------------------------------------------------ ------------------
WFB will vote against resolutions that would allow the       AGAINST
Board to consider stakeholder interests (local
communities, employees, suppliers, creditors, etc.) when
faced with a takeover offer.
------------------------------------------------------------ ------------------
Similarly, WFB will vote for proposals to opt out of         FOR
stakeholder laws, which permit directors, when taking
action, to weight the interests of constituencies other
than shareholders in the process of corporate
decision-making.  Such laws allow directors to consider
nearly any factor they deem relevant in discharging their
duties.
------------------------------------------------------------ ------------------
Mergers/Acquisitions and Corporate Restructurings
------------------------------------------------------------ ------------------
WFB will consider proposals on mergers and acquisitions on   CASE-BY-CASE
a case-by-case basis.  WFB will determine if the
transaction is in the best economic interests of the
shareholders.  WFB will take into account the following
factors:
------------------------------------------------------------ ------------------
o    anticipated financial and operating benefits;
------------------------------------------------------------ ------------------
o    offer price (cost versus premium);
------------------------------------------------------------ ------------------
o    prospects for the combined companies;
----------------------------------------------------------- -------------------
o    how the deal was negotiated;
------------------------------------------------------------ ------------------
o    changes in corporate governance and their impact
     on shareholder
------------------------------------------------------------ ------------------
o    rights.
------------------------------------------------------------ ------------------
In addition, WFB will also consider whether current          CASE-BY-CASE
shareholders would control a minority of the combined
company's outstanding voting power, and whether a
reputable financial advisor was retained in order to
ensure the protection of shareholders' interests.

                                       B-85

------------------------------------------------------------ ------------------
On all other business transactions, i.e. corporate           CASE-BY-CASE
restructuring, spin-offs, asset sales, liquidations, and
restructurings, WFB will analyze such proposals on a
case-by-case basis and utilize the majority of the above
factors in determining what is in the best interests of
shareholders.  Specifically, for liquidations, the cost
versus premium factor may not be applicable, but WFB may
also review the compensation plan for executives managing
the liquidation,
------------------------------------------------------------ ------------------
Appraisal Rights
------------------------------------------------------------ ------------------
WFB will vote for proposals to restore, or provide           FOR
shareholders with rights of appraisal.  Rights of
appraisal provide shareholders who are not satisfied with
the terms of certain corporate transactions (such as
mergers) the right to demand a judicial review in order to
determine the fair value of their shares.
------------------------------------------------------------ ------------------
Mutual Fund Proxies
------------------------------------------------------------ ------------------
WFB will usually vote mutual fund proxies as recommended     FOR
by management.  Proposals may include, and are not limited
to, the following issues:
------------------------------------------------------------ ------------------
o    eliminating the need for annual meetings of
     mutual fund shareholders;
------------------------------------------------------------ ------------------
o    entering into or extending investment advisory
     agreements and
------------------------------------------------------------ ------------------
o    management contracts;
------------------------------------------------------------ ------------------
o    permitting securities lending and participation
     in repurchase
------------------------------------------------------------ ------------------
o    agreements;
------------------------------------------------------------ ------------------
o    changing fees and expenses; and
------------------------------------------------------------ ------------------
o    changing investment policies.
------------------------------------------------------------ ------------------
An investment advisory agreement is an agreement between a
mutual fund and its financial advisor under which the
financial advisor provides investment advice to the fund
in return for a fee based on the fund's net asset size.
Most agreements require that the particular fund pay the
advisor a fee constituting a small percentage of the
fund's average net daily assets.  In exchange for this
consideration, the investment advisor manages the fund's
account, furnishes investment advice, and provides office
space and facilities to the fund.  A new investment
advisory agreement may be necessitated by the merger of
the advisor or the advisor's corporate parent.
------------------------------------------------------------ ------------------
Fundamental investment restrictions are limitations within
a fund's articles of incorporation that limit the
investment practices of the particular fund.  As
fundamental, such restrictions may only be amended or
eliminated with shareholder approval.  Non-fundamental
investment restrictions may be altered by action of the
board of trustees.

                                       B-86

------------------------------------------------------------ ------------------
Distribution agreements are agreements authorized by
guidelines established under the Investment Company Act of
1940 and, in particular, Rule 12b-1 thereunder, between a
fund and its distributor, which provide that the
distributor is paid a monthly fee to promote the sale of
the fund's shares.
------------------------------------------------------------ ------------------
Reorganizations of funds may include the issuance of
shares for an acquisition of a fund, or the merger of one
fund into another for purposes of consolidation.
------------------------------------------------------------ ------------------
The mutual fund industry is one of the most highly
regulated industries, as it is subject to:  individual
state law under which the company is formed; the federal
Securities Act of 1933; the federal Securities Exchange
Act of 1934; and the federal Investment Company Act of
1940.
------------------------------------------------------------ ------------------
Social and Environmental Proposals
------------------------------------------------------------ ------------------
WFB will generally vote against social and environmental     AGAINST
proposals by shareholders as their impact on share value
can rarely be anticipated with any degree of confidence.
Proposals that limit the business activity or capability
of the company or result in significant costs do not
benefit shareholder value.
------------------------------------------------------------ ------------------
Social and environmental issues that may arise include:
------------------------------------------------------------ ------------------
o    Energy and Environment
------------------------------------------------------------ ------------------
o    Repressive Regimes and Foreign Labor Practices
     (South Africa, Northern Ireland, China)
------------------------------------------------------------ ------------------
o   Military Business
------------------------------------------------------------ ------------------
o    Maquiladora Standards & International Operations
     Policies
------------------------------------------------------------ ------------------
o    World Debt Crisis
------------------------------------------------------------ ------------------
o    Equal Employment Opportunity & Discrimination
------------------------------------------------------------ ------------------
o    Animal Rights
------------------------------------------------------------ ------------------
o    Product Integrity and Marketing
------------------------------------------------------------ ------------------
o    Human Resources Issues
------------------------------------------------------------ ------------------
o    Political and Charitable Contributions
------------------------------------------------------------ ------------------
o    Reference to Sexual Orientation
------------------------------------------------------------ ------------------
o    Pollution or Climate Change
------------------------------------------------------------ ------------------
o    Genetically Engineered Ingredients/Seeds
------------------------------------------------------------ ------------------
o    Board Diversity
------------------------------------------------------------ ------------------
o    Arctic National Wildlife Refuge
------------------------------------------------------------ ------------------
o    Greenhouse Gas Emissions
------------------------------------------------------------ ------------------
o    Renewable Energy Sources
------------------------------------------------------------ ------------------

                                       B-87

                                                                    October 2005

                             ALLIANCEBERNSTEIN L.P.

              Statement of Policies and Procedures for Proxy Voting

Introduction

As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein,"
"we," or "us") has a fiduciary  duty to act solely in the best  interests of our clients.  We recognize that this duty requires us to vote client securities in a timely manner and make voting  decisions  that are in the best  interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations.
In addition,  the proxy committees may, after careful  consideration,  choose to respond to surveys regarding past votes.

This  statement  is  intended to comply  with Rule  206(4)-6  of the  Investment
Advisers  Act of 1940.  It sets forth our  policies  and  procedures  for voting proxies for our discretionary investment advisory clients,  including investment companies  registered  under the Investment  Company Act of 1940. This statement applies to  AllianceBernstein's  growth and value investment groups investing on behalf of clients in both US and non-US securities.

Proxy Policies

This  statement is designed to be  responsive  to the wide range of proxy voting subjects  that can have a  significant  effect  on the  investment  value of the securities held in our clients' accounts.  These policies are not exhaustive due to the variety of proxy  voting  issues  that we may be  required  to  consider.
AllianceBernstein reserves the right to depart from these guidelines in order to avoid  voting  decisions  that we believe may be contrary to our  clients'  best interests.  In  reviewing  proxy  issues,  we will apply the  following  general policies:

Corporate  Governance:  AllianceBernstein's  proxy voting policies recognize the importance of good  corporate  governance in ensuring  that  management  and the board of directors  fulfill  their  obligations  to the  shareholders.  We favor proposals  promoting  transparency and accountability  within a company. We will vote for  proposals  providing  for equal access to the proxy  materials so that shareholders  can express their views on various  proxy issues.  We also support the  appointment  of a majority of  independent  directors on key committees and separating  the  positions of chairman  and chief  executive  officer.  Finally, because we believe that good corporate governance requires  shareholders to have a meaningful  voice in the affairs of the company,  we will support  non-binding shareholder proposals that request that companies amend their by-laws to provide that director  nominees be elected by an  affirmative  vote of a majority of the votes cast.

Elections of Directors:  Unless there is a proxy fight for seats on the Board or we determine that there are other compelling  reasons for withholding  votes for directors,  we will vote in favor of the management proposed slate of directors.
That  said,  we believe  that  directors  have a duty to respond to  shareholder actions that have received significant shareholder support. We may

                                      B-88

withhold  votes for directors  that fail to act on key issues such as failure to implement  proposals to declassify boards,  failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender  offers  where a majority  of  shareholders  have  tendered  their shares. In addition,  we will withhold votes for directors who fail to attend at least  seventy-five  percent of board  meetings  within a given  year  without a reasonable  excuse.  Finally,  we may withhold  votes for  directors of non-U.S.
issuers where there is insufficient  information about the nominees disclosed in the proxy statement.

Appointment of Auditors:  AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management's recommendation.  However, we recognize that there may be inherent conflicts when a company's  independent auditor performs substantial non-audit related services for the company.  Although we recognize that there may be special  circumstances that  could  lead to high  levels  of  non-audit  fees in some  years,  we would normally  consider  non-audit  fees in excess  of 70% of total  fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the  appointment of auditors if the fees for non-audit  related services  exceed 70% of the total fees paid by the company to the auditing  firm or there are  other  reasons  to  question  the  independence  of the  company's auditors.

Changes in Legal and Capital Structure: Changes in a company's charter, articles of  incorporation or by-laws are often technical and  administrative  in nature.
Absent a  compelling  reason to the  contrary,  AllianceBernstein  will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case  basis any non-routine  proposals that are  likely to affect  the  structure  and  operation  of the  company or have a material economic effect on the company.  For example, we will generally support proposals to increase  authorized common stock when it is necessary to implement a stock split,  aid in a  restructuring  or  acquisition or provide a sufficient number of shares for an  employee  savings  plan,  stock  option,  or  executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater  than one  hundred  percent of the shares  outstanding.  We will  oppose increases in  authorized  common  stock where there is evidence  that the shares will be used to implement a poison pill or another form of anti-takeover device.

Corporate Restructurings,  Mergers and Acquisitions:  AllianceBernstein believes proxy votes  dealing  with  corporate  reorganizations  are an  extension of the
investment  decision.   Accordingly,   we  will  analyze  such  proposals  on  a
case-by-case  basis,  weighing  heavily the views of our research  analysts that cover the company and our  investment  professionals  managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights:  AllianceBernstein believes that certain fundamental rights of shareholders must be protected.  We will generally vote in favor of proposals that give  shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.  However,  when analyzing  such  proposals  we will weigh the  financial  impact of the proposal against the impairment of shareholder rights.

Anti-Takeover  Measures:  AllianceBernstein  believes  that measures that impede corporate  transactions  such as  takeovers  or  entrench  management  not  only infringe on the rights of

                                      B-89

shareholders but may also have a detrimental effect on the value of the company.
We will generally oppose  proposals,  regardless of whether they are advanced by management  or  shareholders,  the  purpose  or effect  of which is to  entrench management or  excessively  or  inappropriately  dilute  shareholder  ownership.
Conversely,  we support  proposals  that would  restrict or otherwise  eliminate anti-takeover  or  anti-shareholder  measures  that have already been adopted by corporate issuers. For example, we will support shareholder  proposals that seek to require the  company to submit a  shareholder  rights  plan to a  shareholder vote. We will evaluate, on a case-by-case basis,  proposals to completely redeem or eliminate such plans.  Furthermore,  we will generally  oppose  proposals put forward by management  (including  the  authorization  of blank check  preferred stock,  classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

Executive Compensation:  AllianceBernstein  believes that company management and the compensation  committee of the board of directors should,  within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company  employees.  Whether proposed by a shareholder or management, we  will  review  proposals  relating  to  executive  compensation  plans  on  a case-by-case  basis to ensure that the  long-term  interests of  management  and shareholders  are  properly  aligned.  In general,  we will analyze the proposed plans to ensure that shareholder  equity will not be excessively  diluted.  With regard to stock award or option plans,  we consider  whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of  employees  are  eligible to  participate  in such  programs.  We will generally  oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without  shareholder approval.  Other factors such as the company's performance and industry practice will  generally  be  factored  into  our  analysis.  We will  support  proposals requiring  managements to submit  severance  packages that exceed 2.99 times the sum of an  executive  officer's  base salary plus bonus that are  triggered by a change in control to a shareholder vote.  Finally,  we will support  shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

Social and Corporate  Responsibility:  AllianceBernstein will review and analyze
on  a  case-by-case   basis   proposals   relating  to  social,   political  and
environmental  issues to determine  whether they will have a financial impact on shareholder  value. We will vote against proposals that are unduly burdensome or result in unnecessary  and excessive  costs to the company.  We may abstain from voting on social  proposals  that do not have a readily  determinable  financial impact on shareholder value.

PROXY VOTING PROCEDURES

Proxy Voting Committees

Our growth  and value  investment  groups  have  formed  separate  proxy  voting committees  to  establish  general  proxy  policies  for  AllianceBernstein  and
consider   specific  proxy  voting  matters  as  necessary.   These   committees
periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy  committee will evaluate the proposal.  In addition,  the  committees,  in conjunction with the

                                      B-90

analyst that covers the company, may contact corporate management and interested shareholder  groups and others as necessary to discuss proxy issues.  Members of the committee include senior  investment  personnel and  representatives  of the
Legal and Compliance Department.  The committees may also evaluate proxies where we face a potential  conflict of interest (as  discussed  below).  Finally,  the committees monitor adherence to these policies.

Conflicts of Interest

AllianceBernstein  recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage,  or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another  business or personal  relationship  that may affect how we vote on the issuer's proxy. Similarly,  AllianceBernstein may have a  potential  material  conflict  of  interest  when  deciding  how to vote on a proposal  sponsored  or supported by a  shareholder  group that is a client.  We believe that  centralized  management  of proxy  voting,  oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures  to ensure that our votes are not the product of a material  conflict of interests,  including: (i) on an annual basis, the proxy committees will take
reasonable  steps  to  evaluate  the  nature  of  AllianceBernstein's   and  our
employees'  material  business  and  personal  relationships  (and  those of our affiliates) with any company whose equity securities are held in client accounts and any client that has  sponsored or has material  interest in a proposal  upon which we will be  eligible  to  vote;  (ii)  requiring  anyone  involved  in the decision  making  process to disclose to the chairman of the  appropriate  proxy committee  any potential  conflict  that they are aware of  (including  personal relationships)  and any  contact  that they have had with any  interested  party regarding a proxy vote;  (iii)  prohibiting  employees  involved in the decision making process or vote  administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and
(iv) where a material conflict of interests exists,  reviewing our proposed vote by applying a series of objective  tests and, where  necessary,  considering the views of third party  research  services  to ensure that our voting  decision is consistent with our clients' best interests.

Because   under   certain   circumstances    AllianceBernstein   considers   the
recommendation of third party research services,  the proxy committees will take reasonable  steps to verify  that any third  party  research  service is in fact independent based on all of the relevant facts and circumstances.  This includes reviewing the third party research service's conflict management  procedures and ascertaining,  among other things,  whether the third party research service (i)
has the capacity and competency to adequately analyze proxy issues; and (ii) can make such  recommendations  in an impartial  manner and in the best interests of our clients.

Proxies of Certain Non-US Issuers

Proxy  voting in  certain  countries  requires  "share  blocking."  Shareholders wishing to vote their proxies must deposit their shares  shortly before the date of the meeting  (usually  one-week)  with a designated  depositary.  During this blocking  period,  shares that will be voted at the meeting cannot be sold until the  meeting  has taken  place  and the  shares  are  returned  to the  clients'
custodian banks.  Absent compelling  reasons to the contrary,  AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being

                                      B-91

able to sell the shares during this period).  Accordingly,  if share blocking is required we generally abstain from voting those shares.

In  addition,  voting  proxies of issuers in non-US  markets  may give rise to a number of administrative issues that may prevent  AllianceBernstein  from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully  consider  the proxy or after the cut-off  date for voting.
Other markets  require  AllianceBernstein  to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client  accounts  for which we have proxy  voting  authority,  in the case of non-US issuers, we vote proxies on a best efforts basis.

Loaned Securities

Many  clients  of   AllianceBernstein   have  entered  into  securities  lending
arrangements    with   agent   lenders   to   generate    additional    revenue.
AllianceBernstein  will not be able to vote  securities  that are on loan  under these  types of  arrangements.  However,  under rare  circumstances,  for voting issues that may have a significant impact on the investment, we may request that clients recall  securities  that are on loan if we determine that the benefit of voting  outweighs  the  costs  and lost  revenue  to the  client or fund and the administrative burden of retrieving the securities.

Proxy Voting Records

Clients may obtain  information  about how we voted  proxies on their  behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written  request  for proxy  voting  information  to: Mark R.
Manley,  Senior Vice  President & Chief  Compliance  Officer,  AllianceBernstein
L.P., 1345 Avenue of the Americas, New York, NY 10105.

                                      B-92

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Introduction and General Principles

GMO provides investment advisory services primarily to institutional,  including both ERISA and non-ERISA clients,  and commercial clients.  GMO understands that proxy voting is an integral aspect of security ownership.  Accordingly, in cases where GMO has been  delegated  authority to vote proxies,  that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy  permits  clients of GMO to: (1) delegate to GMO the  responsibility and  authority to vote  proxies on their behalf  according to GMO's proxy voting polices and guidelines;  (2) delegate to GMO the responsibility and authority to vote proxies on their  behalf  according  to the  particular  client's own proxy voting  policies and  guidelines;  or (3) elect to vote proxies  themselves.  In instances  where  clients  elect to vote  their  own  proxies,  GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably  designed to ensure that proxy  matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment
Advisers Act of 1940 and  fiduciary  standards  and  responsibilities  for ERISA clients set out in the Department of Labor interpretations.

II.  Proxy Voting Guidelines

GMO has engaged Institutional  Shareholder  Services,  Inc. ("ISS") as its proxy voting agent to:

     (1)  research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

     (2)  ensure that proxies are voted and submitted in a timely manner;

     (3)  handle other administrative functions of proxy voting;

     (4)  maintain records of proxy statements received in connection with proxy votes  and  provide  copies of such  proxy  statements  promptly  upon request;

     (5)  maintain records of votes cast; and

     (6)  provide  recommendations  with  respect  to proxy  voting  matters  in general.

Proxies will be voted in accordance with the voting recommendations contained in the  applicable  domestic or global ISS Proxy Voting  Manual,  as in effect from time to time. Copies of the

                                      B-93

current  domestic and global ISS proxy voting  guidelines  are attached to these
Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy
Voting Policies and Procedures will be made available for clients.

Except in  instances  where a GMO  client  retains  voting  authority,  GMO will instruct  custodians  of client  accounts  to forward all proxy  statements  and materials received in respect of client accounts to ISS.

III. Proxy Voting Procedures

GMO has a Corporate  Actions Group with  responsibility  for  administering  the proxy voting process, including:

     1.   Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

     2.   Overseeing the proxy voting process; and

     3.   Providing periodic reports to GMO's Compliance  Department and clients as requested.

There  may be  circumstances  under  which a  portfolio  manager  or  other  GMO investment  professional ("GMO Investment  Professional") believes that it is in the  best  interest  of a  client  or  clients  to  vote  proxies  in  a  manner inconsistent  with  the  recommendation  of  ISS.  In  such  an  event,  the GMO
Investment  Professional  will  inform  GMO's  Corporate  Actions  Group  of its decision to vote such proxy in a manner  inconsistent with the recommendation of
ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.  Conflicts of Interest

As ISS will  vote  proxies  in  accordance  with  the  proxy  voting  guidelines described in Section II, GMO believes that this process is  reasonably  designed to address  conflicts of interest  that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the  responsibility  and authority to vote proxies on behalf of its  clients  for shares of GMO Trust,  a  registered  mutual fund for which GMO  serves as the  investment  adviser,  there may be  instances  where a conflict of interest exists. Accordingly,  GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees;  and (ii) with respect to matters  where a conflict of interest exists between GMO and GMO Trust,  such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a  re-organization  of a series  of GMO  Trust,  GMO will  either  (a) vote such proxies in the same  proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

                                      B-94

In addition,  if GMO is aware that one of the following  conditions  exists with respect to a proxy, GMO shall consider such event a potential  material conflict of interest:

     1.   GMO has a business  relationship  or potential  relationship  with the issuer;

     2.   GMO has a  business  relationship  with  the  proponent  of the  proxy proposal; or

     3.   GMO  members,  employees  or  consultants  have a  personal  or  other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential  material  conflict of  interest,  GMO will (i) vote such proxy  according to the specific  recommendation  of ISS; (ii) abstain;  or
(iii)  request that the client  votes such proxy.  All such  instances  shall be reported to GMO's Compliance Department at least quarterly.

V.   Recordkeeping

GMO will maintain records relating to the  implementation  of these proxy voting policies and procedures, including:

     (1)  a copy of these policies and procedures  which shall be made available to clients, upon request;

     (2)  a record of each vote cast (which ISS maintains on GMO's behalf); and

     (3)  each  written  client  request  for proxy  records  and GMO's  written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.  Reporting

GMO's  Compliance  Department will provide GMO's Conflict of Interest  Committee with  periodic  reports that  include a summary of  instances  where GMO has (i)
voted  proxies in a manner  inconsistent  with the  recommendation  of ISS, (ii)
voted  proxies in  circumstances  in which a material  conflict of interest  may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII. Disclosure

Except as otherwise  required by law, GMO has a general policy of not disclosing to any  issuer or third  party how GMO or its voting  delegate  voted a client's proxy.

                                      B-95

                           Lazard Asset Management LLC

                             PROXY VOTING POLICY OF
                           LAZARD ASSET MANAGEMENT LLC

A.   Introduction

     As a fiduciary, Lazard Asset Management LLC ("Lazard") is obligated to vote proxies in the best  interests of its clients.  Lazard has developed a structure that is designed  to ensure that proxy  voting is  conducted  in an  appropriate manner, consistent with clients' best interest, and within the framework of this
Proxy Voting Policy (the  "Policy").  Lazard has adopted this Policy in order to satisfy its fiduciary  obligation.  It is intended that this Policy also satisfy the requirements of Rule 206(4)-6 under the Investment  Advisers Act of 1940, as amended (the "Advisers Act").

     Lazard  manages  assets for a variety of  clients,  including  individuals,
Taft-Hartley   plans,    governmental   plans,   foundations   and   endowments,
corporations, and investment companies and other collective investment vehicles.
Absent specific client guidelines, Lazard's policy is to vote proxies on a given issue  the same for all of its  clients.  This  Policy is based on the view that
Lazard,  in its role as investment  adviser,  must vote proxies based on what it believes will maximize shareholder value as a long-term investor,  and the votes that it casts on behalf of all its  clients  are  intended  to  accomplish  that objective.

     This  Policy  recognizes  that there may be times when  meeting  agendas or proposals  may create the  appearance  of a material  conflict of  interest  for
Lazard.  When such a conflict  may  appear,  Lazard will seek to  alleviate  the potential  conflict by voting  consistent  with  pre-approved  guidelines or, in situations where the pre-approved  guideline is to vote  case-by-case,  with the recommendation of an independent  source. More information on how Lazard handles conflicts is provided in Section F of this Policy.

B.   Responsibility to Vote Proxies

     Generally,  Lazard is willing to accept delegation from its clients to vote proxies.  Lazard does not delegate that authority to any other person or entity, but retains complete  authority for voting all proxies on behalf of its clients.
Not all clients delegate proxy voting authority to Lazard,  however,  and Lazard will not vote proxies,  or provide advice to clients on how to vote proxies,  in the  absence  of a specific  delegation  of  authority  or an  obligation  under applicable law. For example,  securities that are held in an investment advisory account, for which Lazard exercises no investment  discretion,  are not voted by
Lazard,  nor are shares that the client has authorized  their  custodian bank to use in a stock  loan  program,  which  passes  voting  rights to the party  with possession of the shares.

                                      B-96

C.   General Administration

     1.Overview

     Lazard's  proxy  voting  process is  administered  by its Proxy  Operations
Department  ("ProxyOps"),  which reports to Lazard's Chief  Operations  Officer.
Oversight of the process is provided by Lazard's  Legal / Compliance  Department and by a Proxy  Committee  currently  consisting  of  Michael  Powers,  Managing
Director and a Portfolio  Manager for Lazard's  international  equity  products,
Richard  Tutino,  Managing  Director and a Portfolio  Manager for Lazard's  U.S.
equity  products,  Mark Little,  Director and European  Portfolio  Manager,  and
Melissa Cook, Managing Director and Lazard's Global Head of Research.  The Proxy
Committee  meets at least  semi-annually  to review  this  Policy  and  consider changes  to it, as well as  specific  proxy  voting  guidelines  (the  "Approved
Guidelines"),   which  are  discussed  below.  Meetings  may  be  convened  more frequently  (for  example,  to discuss a specific  proxy  agenda or proposal) as requested  by the Manager of  ProxyOps,  any member of the Proxy  Committee,  or
Lazard's  General  Counsel or Chief  Compliance  Officer.  A  representative  of
Lazard's Legal / Compliance  Department  must be present at all Proxy  Committee meetings.

     2.Role of Third Parties

     To  assist  it in  its  proxy  voting  responsibilities,  Lazard  currently subscribes  to several  research  and other  proxy-related  services  offered by
Institutional  Shareholder  Services,  Inc. ("ISS"),  one of the world's largest providers of proxy voting  services.  ISS provides  Lazard with its  independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes  on  behalf  of its  clients,  with  respect  to both  U.S.  and  non-U.S.
securities.

     ISS provides other  proxy-related  administrative  services to Lazard.  ISS receives on Lazard's behalf all proxy  information  sent by custodians that hold securities of Lazard's clients. ISS posts all relevant information regarding the proxy on its password-protected  website for Lazard to review, including meeting dates,  all agendas and ISS's analysis.  ProxyOps  reviews this information on a daily basis and regularly  communicates  with  representatives  of ISS to ensure that all agendas are  considered  and proxies are voted on a timely  basis.  ISS also provides Lazard with vote execution,  recordkeeping  and reporting  support services.

     3.Voting Process

     Lazard's  Proxy  Committee has approved  specific  proxy voting  guidelines regarding  various  common  proxy  proposals  (the  "Approved  Guidelines").  As discussed  more  fully  below in  Section  D of this  Policy,  depending  on the proposal,  the Approved  Guideline  may provide  that Lazard  should vote for or
against  the  proposal,   or  that  the  proposal  should  be  considered  on  a
case-by-case basis.

     Where the Approved  Guideline for a particular type of proxy proposal is to vote on a case-by  case  basis,  Lazard  believes  that input  from a  portfolio manager or research  analysts  with  knowledge of the issuer and its  securities
(collectively, "Portfolio Management") is essential. Portfolio Management is, in
Lazard's view, best able to evaluate the impact that the outcome on a particular proposal  will  have on the  value of the  issuer's  shares.  Consequently,  the
Manager of ProxyOps seeks Portfolio  Management's  recommendation on how to vote all such proposals.

                                      B-97

     In seeking Portfolio Management's  recommendation,  the Manager of ProxyOps provides ISS's  recommendation and analysis.  Portfolio  Management provides the
Manager of ProxyOps with its  recommendation and the reasons behind it. ProxyOps
will  generally  vote  as  recommended  by  Portfolio  Management,   subject  to
situations  where  there may appear to be a material  conflict of  interest,  in which case an  alternative  approach  may be  followed.  (See Section F, below.)
Depending  on the facts  surrounding  a  particular  case-by-case  proposal,  or
Portfolio Management's recommendation on a case-by-case proposal, the Manager of
ProxyOps may consult with Lazard's Chief Compliance  Officer or General Counsel, and may seek the final  approval  of the  Proxy  Committee  regarding  Portfolio
Management's recommendation. If necessary, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard's vote.

     ProxyOps generally votes all routine proposals  (described below) according to the  Approved  Guidelines.  For  non-routine  proposals  where  the  Approved
Guideline is to vote for or against,  ProxyOps will provide Portfolio Management both the  Approved  Guideline,  as well as ISS's  recommendation  and  analysis.
Unless  Portfolio  Management  disagrees  with the  Approved  Guideline  for the specific  proposal,  ProxyOps will generally vote the proposal  according to the
Approved Guideline. If Portfolio Management disagrees,  however, it will provide its reason for doing so. All the  relevant  information  will be provided to the
Proxy Committee members for a final  determination of such non-routine items. It is  expected  that  the  final  vote  will be  cast  according  to the  Approved
Guideline,  absent  a  compelling  reason  for not  doing  so,  and  subject  to situations where there may be the appearance of a material conflict of interest, in which case an alternative approach may be followed. (See Section F, below.)

D.   Specific Proxy Items

     Shareholders  receive  proxies  involving  many different  proposals.  Many proposals  are  routine  in  nature,  such as a  non-controversial  election  of
Directors or a change in a company's name. Others are more complicated,  such as items regarding corporate governance and shareholder rights,  changes to capital structure,  stock option plans and other executive  compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved  Guidelines for a significant  proportion of the proxy proposals on which Lazard regularly  votes. Of course,  other proposals may be presented from time to time.  Those  proposals  will be discussed  with the Proxy  Committee to determine  how they  should be voted  and,  if it is  anticipated  that they may re-occur, to adopt an Approved Guideline.

     1.Routine Items

     Lazard  generally  votes  routine  items  as  recommended  by the  issuer's management  and  Board of  Directors,  and  against  any  shareholder  proposals regarding  those  routine  matters,  based on the view that  management  is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure,  charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:

     o    routine election or re-election of Directors;

                                      B-98

     o    appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

     o    issues relating to the timing or conduct of annual meetings; and

     o    name changes.

     2.Corporate Governance and Shareholder Rights Matters

     Many  proposals   address  issues  related  to  corporate   governance  and
shareholder  rights.  These items often relate to the Board of Directors and its committees, anti-takeover measures, and the conduct of the company's shareholder meetings.

          a.   Board of Director and Its Committees

          Lazard votes in favor of provisions that it believes will increase the effectiveness  of an issuer's Board of Directors.  Lazard  believes that in most  instances,  the Board  and the  issuer's  management  are in the best position  to make  the  determination  how to  best  increase  the  Board's
     effectiveness.   Lazard  does  not  believe  that  establishing  burdensome requirements  regarding a Board will  achieve  this  objective.  Lazard has
     Approved Guidelines to vote:

          o    For the  establishment  of an independent  nominating  committee,
               audit  committee  or   compensation   committee  of  a  Board  of
               Directors;

          o    For a requirement that a substantial  majority (e.g. 2/3) of a US or UK company's Directors be independent;

          o    On a case-by-case basis regarding the election of Directors where
               the  Board  does  not  have   independent   "key  committees"  or
               sufficient independence;

          o    For proposals that the Board's  committees be comprised solely of independent  Directors  or consist of a majority  of  independent directors;

          o    For   proposals   to   limit   Directors'   liability;    broaden
               indemnification   of  Directors;   and  approve   indemnification
               agreements  for  officers  and  Directors,  unless doing so would affect shareholder  interests in a specific pending or threatened litigation;  or for  indemnification  due to  negligence in these cases voting is on a case-by-case basis;

          o    For  proposals   seeking  to  de-classify  a  Board  and  Against
               proposals seeking to classify a Board;

          o    On a case-by-case  basis on all proposals  relating to cumulative voting;

          o    Against  shareholder  proposals,   absent  a  demonstrable  need,
               proposing the  establishment of additional  committees;  and on a case-by-case  basis  regarding the  establishment  of shareholder advisory committees.

                                      B-99

          o    Against  shareholder  proposals seeking union or special-interest representation on the Board;

          o    Against shareholder proposals seeking to establish term limits or age limits for Directors;

          o    On a  case-by-case  basis on  shareholder  proposals  seeking  to require that the issuer's Chairman and Chief Executive Officer be different individuals;

          o    Against  shareholder  proposals  seeking  to  establish  Director stock-ownership requirements; and

          o    Against  shareholder  proposals  seeking  to change the size of a
               Board,  requiring  women or  minorities  to serve on a Board,  or requiring two candidates for each Board seat.

          b.   Anti-takeover Measures

          Certain  proposals are intended to deter  outside  parties from taking control  of  a  company.  Such  proposals  could  entrench  management  and adversely affect  shareholder rights and the value of the company's shares.
     Consequently, Lazard has adopted Approved Guidelines to vote:

          o    Against proposals to adopt  supermajority vote  requirements,  or increase  vote  requirements,  for  mergers or for the removal of directors;

          o    On a case-by-case basis regarding  shareholder rights plans (also known as  "poison  pill  plans")  and For  proposals  seeking  to require all poison pill plans be submitted to shareholder vote;

          o    Against  proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

          o    Against "blank check" preferred stock; and

          o    On a case-by-case  basis  regarding other  provisions  seeking to amend a  company's  by-laws  or charter  regarding  anti-takeover provisions.

          c.   Conduct of Shareholder Meetings

          Lazard generally opposes any effort by management to restrict or limit shareholder  participation  in  shareholder  meetings,  and is in  favor of efforts to enhance shareholder participation.  Lazard has therefore adopted
     Approved Guidelines to vote:

          o    Against proposals to adjourn meetings;

          o    Against proposals seeking to eliminate or restrict  shareholders'
               right to call a special meeting;

                                     B-100

          o    For proposals providing for confidential voting;

          o    Against efforts to eliminate or restrict right of shareholders to
               act  by   written   consent;

          o    Against proposals to adopt  supermajority vote  requirements,  or increase vote requirements, and

          o    On a case-by-case basis on changes to quorum requirements.

     3.Changes to Capital Structure

     Lazard receives many proxies that include proposals relating to a company's capital  structure.  These proposals vary greatly,  as each one is unique to the circumstances  of the  company  involved,  as well as the general  economic  and market conditions existing at the time of the proposal. The Board and management may have many  legitimate  business  reasons in seeking to effect changes to the issuer's capital structure, including raising additional capital for appropriate business reasons,  cash flow and market  conditions.  Lazard generally  believes that these decisions are best left to management,  absent  apparent  reasons why they should not be.  Consequently,  Lazard has adopted  Approved  Guidelines  to vote:

     o    For management  proposals to increase or decrease authorized common or preferred  stock  (unless it is believed  that doing so is intended to serve as an anti-takeover measure);

     o    For stock splits and reverse stock splits;

     o    On a case-by-case basis on matters affecting  shareholder rights, such as amending votes-per-share;

     o    On a case-by-case  basis on management  proposals to issue a new class of common or preferred shares;

     o    For  management  proposals  to adopt or  amend  dividend  reinvestment plans;

     o    Against  changes in capital  structure  designed  to be used in poison pill plans; and

     o    On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

     4.Stock Option Plans and Other Executive Compensation Issues

     Lazard supports  efforts by companies to adopt  compensation  and incentive programs to attract and retain the highest caliber management  possible,  and to align the  interests  of the  Board,  management  and  employees  with  those of shareholders. Lazard favors programs intended to reward management and employees for positive,  long-term performance.  However,  Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

                                     B-101

     o    On a case-by-case basis regarding all stock option plans;

     o    Against  restricted  stock plans that do not  involve any  performance criteria;

     o    For employee stock purchase plans;

     o    On a case-by-case basis for stock appreciation rights plans;

     o    For deferred compensation plans;

     o    Against proposals to approve executive loans to exercise options;

     o    Against proposals to re-price underwater options;

     o    On a case-by-case basis regarding  shareholder  proposals to eliminate
          or  restrict  severance  agreements,   and  For  proposals  to  submit
          severance agreements to shareholders for approval; and

     o    Against  proposals  to  limit  executive  compensation  or to  require executive  compensation  to be  submitted  for  shareholder  approval, unless,  with respect to the latter submitting  compensation plans for shareholder approval is required by local law or practice.

     5.Mergers and Other Significant Transactions

     Shareholders  are  asked  to  consider  a  number  of  different  types  of significant  transactions,  including  mergers,  acquisitions,  sales  of all or substantially  all of a company's  assets,  reorganizations  involving  business combinations and liquidations.  Each of these transactions is unique. Therefore,
Lazard's  Approved  Guideline  is to vote on each  of  these  transactions  on a case-by-case basis.

     6.Social and Political Issues

     Proposals involving social and political issues take many forms and cover a wide array of issues.  Some  examples  are:  adoption of  principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries;  adoption of certain  conservation  efforts;  reporting of charitable  contributions  or  political  contributions  or  activities;  or the adoption of certain principles  regarding employment practices or discrimination policies.  These items are often presented by shareholders and are often opposed by the company's management and its Board of Directors.

     Lazard generally  supports the notion that corporations  should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political  proposals in a way that it believes  will most  increase  shareholder value.  As a  result,  Lazard  has  adopted  Approved  Guidelines  to  vote on a case-by-case  basis for most social and political issue  proposals.  Lazard will generally vote for the approval of anti-discrimination policies.

E.   Voting Non-U.S. Securities

                                     B-102

Lazard  invests  in  non-U.S.  securities  on behalf of many  clients.  Laws and
regulations   regarding   shareholder   rights  and  voting   procedures  differ
dramatically  across  the world.  In  certain  countries,  the  requirements  or restrictions  imposed  before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder's  ability to sell shares for a certain period of time if the  shareholder  votes  proxies  at a  meeting  (a  practice  known  as  "share blocking").  In other  instances,  the costs of voting a proxy  (i.e.,  by being required  to send a  representative  to the  meeting)  may simply  outweigh  any benefit  to the  client if the proxy is voted.  The  Manager  of  ProxyOps  will consult with Portfolio Management to determine whether they believe it is in the interest  of the  clients to vote the  proxies.  In these  instances,  the Proxy
Committee  will have the  authority to decide that it is in the best interest of its clients not to vote the proxies.

F.   Conflicts of Interest

     1.Overview

     Lazard is required to vote proxies in the best interests of its clients. It is essential,  therefore,  that material conflicts of interest or the appearance of a material conflict be avoided.

     Potential  conflicts of interest  are  inherent in Lazard's  organizational structure  and  in the  nature  of  its  business.  Following  are  examples  of situations  that could  present a conflict of interest  or the  appearance  of a conflict of interest:

     o    Lazard Freres & Co. LLC  ("LF&Co."),  Lazard's parent and a registered broker-dealer,  or an investment  banking  affiliate has an investment banking  relationship  with a company  the shares of which are held in accounts of Lazard clients,  and has provided  services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

     o    Lazard serves as an investment adviser for a company the management of which  supports a particular  proposal,  and shares of the company are held in accounts of Lazard clients;

     o    Lazard  serves as an  investment  adviser for the  pension  plan of an organization that sponsors a proposal; or

     o    A  Lazard   employee   who  would   otherwise   be   involved  in  the
          decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

     2.General Policy and Consequences of Violations

     All  proxies  must be voted in the best  interest  of each  Lazard  client, without any consideration of the interests of any other Lazard client (unrelated to the economic  effect of the  proposal  being voted on share  price),  Lazard,
LF&Co. or any of their Managing Directors, officers, employees or affiliates.

                                     B-103

     ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the  Proxy  Committee  and/or  the  Legal and  Compliance  Department.  No other
Managing Directors,  officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation  of this  Policy.  Any  communication  between a Managing  Director, officer or employee of LF&Co.  and a Managing  Director,  officer or employee of
Lazard trying to influence how a proposal should be voted is prohibited,  and is a  violation  of  this  Policy.  Violations  of  this  Policy  could  result  in disciplinary  action,  including  letter  of  censure,  fine or  suspension,  or termination of  employment.  Any such conduct may also violate state and Federal securities and other laws, as well as Lazard's  client  agreements,  which could result in severe civil and  criminal  penalties  being  imposed,  including  the violator being  prohibited from ever working for any  organization  engaged in a securities business.

     Every Managing Director, officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering  whether they have a  conflicting  interest or the  appearance  of a conflicting  interest on any proposal. A conflict could arise, for example, if a
Managing Director,  officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If a Managing Director,  officer or employee  believes  such a  conflict  exists or may  appear to exist,  he or she should notify the Chief Compliance  Officer  immediately and, unless  determined otherwise, should not continue to participate in the decision-making process.

     3.Monitoring for Conflicts and Voting When a Material Conflict Exists

     Lazard  monitors for  potential  conflicts of interest  when it is possible that a  conflict  could be viewed  as  influencing  the  outcome  of the  voting decision.  Consequently,  the steps that Lazard takes to monitor conflicts,  and voting  proposals  when the  appearance of a material  conflict  exists,  differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.

          a.   Where Approved Guideline Is For or Against

          Most  proposals on which  Lazard  votes have an Approved  Guideline to vote for or against.  Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved  Guideline.  It is therefore  necessary to consider whether an apparent conflict of interest exists where Portfolio  Management  disagrees with the Approved  Guideline.  When that  happens,  the Manager of ProxyOps will use its best  efforts to  determine  whether a conflict of interest or potential  conflict of  interest  exists by  inquiring  whether the company itself,  or the sponsor of the proposal is a Lazard client.  If either is a
     Lazard  client,  the  Manager  of Proxy  Ops  will  notify  Lazard's  Chief
     Compliance  Officer,  who will  determine  whether  some other  conflict or potential conflict exists.

          If it appears  that a conflict  of  interest  exists,  the  Manager of
     ProxyOps  will  notify  the  Proxy  Committee,  who will  review  the facts surrounding  the conflict and  determine  whether the conflict is material.
     Whether a conflict is "material" will depend on the facts and circumstances involved. For purposes of this Policy, the appearance of a material

                                     B-104

     conflict  is one that the  Proxy  Committee  determines  could be expected by a reasonable  person in similar  circumstances  to influence or potentially  influence  the  voting  decision  on the  particular  proposal involved.

          If the Proxy Committee  determines that there is no material conflict, the proxy will be voted as outlined in this Policy.  If the Proxy Committee determines  that a material  conflict  appears to exist,  then the proposal will be voted according to the Approved Guideline.

          a.   Where Approved Guideline Is Case-by-Case

          In situations where the Approved Guideline is to vote case-by-case and a material  conflict of interest  appears to exist,  Lazard's  policy is to vote the proxy  item  according  to the  recommendation  of an  independent source, currently ISS. The Manager of ProxyOps will use his best efforts to determine  whether a  conflict  of  interest  or a  potential  conflict  of interest  may exist by  inquiring  whether the sponsor of the proposal is a
     Lazard client. If the sponsor is a Lazard client,  the Manager of Proxy Ops will notify Lazard's Chief Compliance  Officer,  who will determine whether some other conflict or potential conflict exists.

          If it appears  that a conflict  of  interest  exists,  the  Manager of
     ProxyOps  will  notify  the  Proxy  Committee,  who will  review  the facts surrounding  the conflict and  determine  whether the conflict is material.
     There is a  presumption  that  certain  circumstances  will  give rise to a material conflict of interest or the appearance of such material  conflict, such as LF&Co.  having  provided  services to a company  with respect to an upcoming  significant  proxy proposal (i.e., a merger or other  significant transaction).  If the Proxy Committee  determines that there is no material conflict,  the proxy will be voted as outlined in this Policy. If the Proxy
     Committee  determines that a material  conflict appears to exist,  then the proposal will generally be voted  according to the  recommendation  of ISS, however,  before doing so,  ProxyOps  will obtain a written  representation from ISS that it is not in a  position  of  conflict  with  respect  to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies.  If ISS is in a conflicting  position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy
     Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services,  and will defer to the majority recommendation.  If a recommendation for a third independent  source  is not  available  and  ISS  is  not in a  conflicting position,  Lazard will  follow the  recommendation  of ISS's Proxy  Advisor
     Service. In addition,  in the event of a conflict that arises in connection with a proposal  for a Lazard  mutual fund,  Lazard will either  follow the procedures  described  above or vote shares for or against the  proposal in proportion to shares voted by other shareholders.

G.   Review of Policy

The Proxy Committee will review this Policy at least  semi-annually  to consider whether any changes  should be made to it or to any of the Approved  Guidelines.
Questions or concerns

                                     B-105

regarding  the Policy should be raised with  Lazard's  General  Counsel or Chief
Compliance Officer.

                                     B-106

                               PROXY VOTING POLICY

                                       For

                            BlackRock Advisors, Inc.
                and Its Affiliated Registered Investment Advisers

Introduction

     This Proxy Voting Policy  ("Policy") for BlackRock  Advisors,  Inc. and its
affiliated registered investment advisers  ("BlackRock")  reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best  interests of our clients.  In addition,  the  Department of
Labor  views the  fiduciary  act of  managing  ERISA plan  assets to include the voting  of  proxies.  Proxy  voting  decisions  must be made  solely in the best interests of the pension plan's  participants and beneficiaries.  The Department of Labor has  interpreted  this  requirement  as  prohibiting  a fiduciary  from subordinating  the retirement income interests of participants and beneficiaries to unrelated  objectives.  The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

     Any general or specific  proxy  voting  guidelines  provided by an advisory client or its designated agent in writing will supersede the specific guidelines in this Policy.  BlackRock  will  disclose to our advisory  clients  information about  this  Policy  as well as  disclose  to our  clients  how they may  obtain information on how we voted their proxies. Additionally, BlackRock will maintain proxy voting records for our advisory clients  consistent with the Advisers Act.
For those of our clients that are  registered  investment  companies,  BlackRock will  disclose  this Policy to the  shareholders  of such funds and make filings with  the  Securities  and  Exchange  Commission  and  make  available  to  fund shareholders  the specific proxy votes that we cast in  shareholder  meetings of issuers of portfolio  securities  in accordance  with the rules and  regulations under the Investment Company Act of 1940.

     Registered  investment  companies  that are advised by BlackRock as well as certain of our advisory clients may participate in securities  lending programs, which may  reduce or  eliminate  the  amount of shares  eligible  for  voting by
BlackRock  in  accordance  with this  Policy if such  shares are out on loan and cannot be recalled in time for the vote.

     Implicit in the initial  decision to retain or invest in the  security of a corporation  is approval of its  existing  corporate  ownership  structure,  its management, and its operations.  Accordingly,  proxy proposals that would change the existing  status of a corporation  will be reviewed  carefully and supported only when it seems  clear that the  proposed  changes  are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management  will be assessed on an ongoing  basis both in terms of its  business capability and its dedication to the  shareholders  to ensure that our continued
confidence remains  warranted.  If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to
support  shareholder  proposals,   unless  other  mitigating  circumstances  are
present.

     Additionally,  situations  may arise that  involve  an actual or  perceived conflict of interest.  For example,  we may manage assets of a pension plan of a company whose management is

                                     B-107

soliciting  proxies,  or a BlackRock  employee involved with managing an account may have a close  relative  who serves as a director or  executive  of a company that is soliciting  proxies  regarding  securities held in such account.  In all cases,  the manner in which we vote proxies  must be based on our clients'  best interests and not the product of a conflict.

     This  Policy and its  attendant  recommendations  attempt to  generalize  a complex subject.  It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines.  In such instances,  the relevant facts  will  be  considered,  and if a vote  contrary  to  these  guidelines  is indicated it will be cast and the reasons therefor recorded in writing.

     Section I of the Policy describes proxy proposals that may be characterized as routine  and lists  examples  of the types of  proposals  we would  typically support.  Section  II of the  Policy  describes  various  types  of  non-routine proposals and provides general voting  guidelines.  These non-routine  proposals are categorized as those involving:

     A.Social Issues,

     B.Financial/Corporate Issues, and

     C.Shareholder Rights.

     Finally,  Section III of the Policy describes the procedures to be followed in casting a vote pursuant to these guidelines.

                                     B-108

                                    SECTION I

                                 ROUTINE MATTERS

     Routine proxy proposals,  amendments, or resolutions are typically proposed by management and meet the following criteria:

     1.They do not  measurably  change the  structure,  management  control,  or operation of the corporation.

     2.They are consistent with industry standards as well as the corporate laws of the state of incorporation.

                              Voting Recommendation

     BlackRock will normally support the following routine proposals:

     1.To increase authorized common shares.

     2.To  increase  authorized  preferred  shares  as  long  as  there  are not disproportionate voting rights per preferred share.

     3.To elect or re-elect directors.

     4.To appoint or elect auditors.

     5.To approve  indemnification  of directors  and  limitation  of directors'
liability.

     6.To establish compensation levels.

     7.To establish employee stock purchase or ownership plans.

     8.To set time and location of annual meeting.

                                     B-109

                                   SECTION II

                              NON-ROUTINE PROPOSALS

A.   Social Issues

     Proposals in this category  involve issues of social  conscience.  They are typically proposed by shareholders who believe that the corporation's internally adopted policies are ill-advised or misguided.

                              Voting Recommendation

     If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

     1.To enforce restrictive energy policies.

     2.To place arbitrary restrictions on military contracting.

     3.To bar or place arbitrary restrictions on trade with other countries.

     4.To restrict the marketing of controversial products.

     5.To limit corporate political activities.

     6.To bar or restrict charitable contributions.

     7.To  enforce a general  policy  regarding  human rights based on arbitrary parameters.

     8.To  enforce a general  policy  regarding  employment  practices  based on arbitrary parameters.

     9.To enforce a general  policy  regarding  animal rights based on arbitrary parameters.

     10.To place arbitrary restrictions on environmental practices.

B.   Financial/Corporate Issues

     Proposals in this category are usually  offered by  management  and seek to change a corporation's legal, business or financial structure.

                              Voting Recommendation

     We will  generally  vote in favor  of the  following  management  proposals provided the position of current shareholders is preserved or enhanced:

     1.To change the state of incorporation.

     2.To approve mergers, acquisitions or dissolution.

                                     B-110

     3.To institute indenture changes.

     4.To change capitalization.

C.   Shareholder Rights

     Proposals  in this  category  are made  regularly  both by  management  and shareholders.  They can be  generalized  as  involving  issues that  transfer or realign board or shareholder voting power.

     We typically would oppose any proposal aimed solely at thwarting  potential takeover offers by requiring, for example,  super-majority approval. At the same time, we believe stability and continuity promote profitability.  The guidelines in this area seek to find a middle road,  and they are no more than  guidelines.
Individual  proposals may have to be carefully  assessed in the context of their particular circumstances.

                              Voting Recommendation

     We will generally vote for the following management proposals:

     1.To  require  majority  approval  of  shareholders  in  acquisitions  of a controlling share in the corporation.

     2.To institute staggered board of directors.

     3.To require  shareholder  approval of not more than 66 2/3% for a proposed amendment to the corporation's by-laws.

     4.To eliminate cumulative voting.

     5.To adopt  anti-greenmail  charter or by-law  amendments  or to  otherwise restrict a company's ability to make greenmail payments.

     6.To create a dividend reinvestment program.

     7.To eliminate preemptive rights.

     8.To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a "poison pill").

     We will generally vote against the following management proposals:

     1.To  require  greater  than 66 2/3%  shareholder  approval  for a proposed amendment to the corporation's by-laws ("super-majority provisions").

     2.To require that an  arbitrary  fair price be offered to all  shareholders that is derived from a fixed formula ("fair price amendments").

                                     B-111

     3.To  authorize a new class of common  stock or  preferred  stock which may have more votes per share than the existing common stock.

     4.To prohibit replacement of existing members of the board of directors.

     5.To eliminate  shareholder action by written consent without a shareholder meeting.

     6.To allow only the board of directors to call a shareholder  meeting or to propose amendments to the articles of incorporation.

     7.To  implement  any  other  action  or  procedure  designed  primarily  to discourage  a takeover  or other  similar  action  (commonly  known as a "poison pill").

     8.To limit the ability of shareholders to nominate directors.

     We will generally vote for the following shareholder proposals:

     1.To rescind share purchases rights or require that they be submitted for shareholder  approval,  but only if the vote  required  for approval is not more than 66 2/3%.

     2.To opt out of state  anti-takeover  laws deemed to be  detrimental to the shareholder.

     3.To change the state of  incorporation  for companies  operating under the umbrella of  anti-shareholder  state corporation laws if another state is chosen with favorable laws in this and other areas.

     4.To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

     5.To permit  shareholders to participate in formulating  management's proxy and the  opportunity  to discuss and evaluate  management's  director  nominees, and/or to nominate shareholder nominees to the board.

     6.To  require  that the  board's  audit,  compensation,  and/or  nominating committees be comprised exclusively of independent directors.

     7.To  adopt  anti-greenmail  charter  or  by-law  amendments  or  otherwise restrict a company's ability to make greenmail payments.

     8.To create a dividend reinvestment program.

     9.To recommend that votes to "abstain" not be considered votes "cast" at an annual meeting or special meeting, unless required by state law.

     10.To  require  that  "golden  parachutes"  be  submitted  for  shareholder ratification.

     We will generally vote against the following shareholder proposals:

     1.To restore preemptive rights.

                                     B-112

     2.To restore cumulative voting.

     3.To require annual election of directors or to specify tenure.

     4.To eliminate a staggered board of directors.

     5.To require confidential voting.

     6.To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

     7.To dock director pay for failing to attend board meetings.

                                     B-113

                                   SECTION III

                                 VOTING PROCESS

     BlackRock  has engaged a third-party  service  provider to assist us in the voting of proxies. These guidelines have been provided to this service provider, who then analyzes all proxy  solicitations  we receive for our clients and makes recommendations  to us as to how, based upon our guidelines,  the relevant votes should be cast. These  recommendations  are set out in a report that is provided to the relevant Portfolio Management Group team, who must approve the proxy vote in writing and return such  written  approval to the  Operations  Group.  If any authorized  member of a  Portfolio  Management  Group team  desires to vote in a manner that differs from the recommendations, the reason for such differing vote shall be noted in the written approval form. A copy of the written approval form is attached as an exhibit.  The head of each relevant Portfolio Management Group team is  responsible  for making sure that proxies are voted in a timely manner.
The Brokerage  Allocation  Committee  shall receive regular reports of all proxy votes cast to review how proxies have been voted, including reviewing votes that differ from  recommendations  made by our third-party service provider and votes that may have involved a potential  conflict of interest.  The  Committee  shall also review  these  guidelines  from time to time to determine  their  continued
appropriateness  and whether any changes to the  guidelines  or the proxy voting process should be made.

     IF THERE IS ANY POSSIBILITY  THAT THE VOTE MAY INVOLVE A MATERIAL  CONFLICT
OF INTEREST BECAUSE,  FOR EXAMPLE, THE ISSUER SOLICITING THE VOTE IS A BLACKROCK
CLIENT OR THE MATTER  BEING VOTED ON INVOLVES  BLACKROCK,  PNC OR ANY  AFFILIATE
(INCLUDING A PORTFOLIO  MANAGEMENT  GROUP EMPLOYEE) OF EITHER OF THEM,  PRIOR TO
APPROVING  SUCH VOTE, THE BROKERAGE  ALLOCATION  COMMITTEE MUST BE CONSULTED AND
THE  MATTER  DISCUSSED.  The  Committee,  in  consultation  with the  Legal  and
Compliance  Department,  shall  determine  whether  the  potential  conflict  is material and if so, the  appropriate  method to resolve such conflict,  based on the  particular  facts and  circumstances,  the  importance  of the proxy issue, whether the  Portfolio  Management  Group team is  proposing a vote that differs from  recommendations  made by our third-party  service provider with respect to the issue and the nature of the conflict, so as to ensure that the voting of the proxy is not affected by the potential  conflict.  If the conflict is determined not to be material,  the relevant Portfolio Management Group team shall vote the proxy in  accordance  with this Policy.  Determinations  of the  Committee  with respect to votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.

     With respect to votes in connection  with  securities  held on a particular record date but sold from a client  account  prior to the holding of the related meeting,  BlackRock  may  take no  action  on  proposals  to be voted on in such meeting.

     With  respect  to  voting  proxies  of  non-U.S.  companies,  a  number  of logistical  problems may arise that may have a detrimental effect on BlackRock's ability  to vote  such  proxies  in the best  interests  of our  clients.  These problems include,  but are not limited to, (i) untimely and/or inadequate notice of shareholder meetings, (ii) restrictions on the ability of holders outside the issuer's  jurisdiction of organization to exercise votes,  (iii) requirements to vote proxies in person,

                                     B-114

if not  practicable,  (iv) the  imposition  of  restrictions  on the sale of the securities for a period of time in proximity to the shareholder meeting, and (v)
impracticable or  inappropriate  requirements to provide local agents with power of attorney to facilitate the voting  instructions.  Accordingly,  BlackRock may determine  not to vote  proxies if it believes  that the  restrictions  or other detriments  associated with such vote outweigh the benefits that will be derived by voting on the company's proposal.

                                * *........* * *

     Any questions  regarding this Policy may be directed to the General Counsel of BlackRock.

Approved:  October 21, 1998

Revised:  May 27, 2003

                                     B-115

                        WESTERN ASSET MANAGEMENT COMPANY

--------------------- -----------------------------------------------------
Procedure:            Proxy Voting
--------------------- -----------------------------------------------------
--------------------- -----------------------------------------------------
Departments Impacted: Investment  Management,   Compliance,
                      Investment  Support,   Client Services
--------------------- -----------------------------------------------------
References:           WA Compliance Manual--Section R--Proxy Voting
                      WAML Compliance Manual--Section 4.11--Proxy Voting
                      Investment Advisers Act Rule 206(4)-6 and Rule 204-2
                      ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2
--------------------- -----------------------------------------------------
--------------------- -----------------------------------------------------
Effective:            August 1, 2003
--------------------- -----------------------------------------------------

                                   Background

Western Asset  Management  Company ("WA") and Western Asset  Management  Company
Limited  ("WAML")  (together  "Western  Asset")  have  adopted  and  implemented policies and procedures  that we believe are reasonably  designed to ensure that proxies  are voted in the best  interest  of  clients,  in  accordance  with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940
("Advisers  Act").  Our  authority  to  vote  the  proxies  of  our  clients  is established through investment  management  agreements or comparable  documents, and our proxy voting  guidelines  have been tailored to reflect  these  specific contractual obligations. In addition to SEC requirements governing advisers, our
proxy  voting  policies  reflect  the  long-standing   fiduciary  standards  and
responsibilities  for ERISA accounts.  Unless a manager of ERISA assets has been expressly precluded from voting proxies,  the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements  with  officers,  directors or employees of Legg Mason Inc. or any of its  affiliates  (except  that WA and WAML may so  consult  and agree  with each other) regarding the voting of any securities owned by its clients.

                                     Policy

Western  Asset's proxy voting  procedures are designed and  implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients.  While the  guidelines  included in the  procedures are intended to provide a benchmark  for voting  standards,  each vote is ultimately cast  on  a  case-by-case  basis,  taking  into  consideration  Western  Asset's contractual  obligations  to our  clients  and  all  other  relevant  facts  and circumstances  at the  time of the  vote  (such  that  these  guidelines  may be overridden to the extent Western Asset deems appropriate).

                                   Procedures

Responsibility and Oversight

The Western Asset Compliance Department ("Compliance Department") is responsible for  administering  and  overseeing the proxy voting  process.  The gathering of proxies is coordinated

                                     B-116

through the Corporate Actions area of Investment Support ("Corporate  Actions").
Research  analysts  and  portfolio  managers  are  responsible  for  determining appropriate  voting positions on each proxy utilizing any applicable  guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client  investment  management  agreements
("IMAs")  will be reviewed to determine  whether  Western Asset has authority to vote client  proxies.  At account  start-up,  or upon  amendment  of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary  authority or if the
account   represents  assets  of  an  ERISA  plan,  Western  Asset  will  assume responsibility  for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered  owners of  record,  client  custodians,  client  banks and  trustees
("Proxy  Recipients")  that receive proxy  materials on behalf of clients should forward them to Corporate Actions.  Prior to August 1, 2003, Proxy Recipients of
existing  clients  will be  reminded  of the  appropriate  routing to  Corporate
Actions for proxy  materials  received and reminded of their  responsibility  to forward all proxy materials on a timely basis.  Proxy Recipients for new clients
(or, if Western Asset becomes aware that the applicable  Proxy  Recipient for an existing client has changed,  the Proxy  Recipient for the existing  client) are notified  at  start-up  of  appropriate  routing to  Corporate  Actions of proxy materials  received  and reminded of their  responsibility  to forward all proxy materials on a timely basis.  If Western Asset  personnel  other than  Corporate
Actions receive proxy  materials,  they should promptly forward the materials to
Corporate Actions.

Proxy Voting

Once proxy  materials are received by Corporate  Actions,  they are forwarded to the Compliance Department for coordination and the following actions:

     a.Proxies are reviewed to determine accounts impacted.

     b.Impacted accounts are checked to confirm Western Asset voting authority.

     c.Compliance  Department  staff  reviews  proxy  issues  to  determine  any material  conflicts of  interest.  (See  conflicts of interest  section of these
procedures  for  further  information  on  determining   material  conflicts  of
interest.)

     d.If a material  conflict of interest exists,  (i) to the extent reasonably practicable  and permitted by applicable  law, the client is promptly  notified, the conflict is disclosed and Western  Asset  obtains the client's  proxy voting instructions,  and (ii) to the extent that it is not  reasonably  practicable or permitted by  applicable  law to notify the client and obtain such  instructions
(e.g.,  the client is a mutual fund or other  commingled  vehicle or is an ERISA plan client),  Western Asset seeks voting instructions from an independent third party.

                                     B-117

     e.Compliance  Department  staff provides proxy material to the  appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio  managers  determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures.  For avoidance of doubt,  depending on the best  interest of each  individual  client,  Western
Asset may vote the same proxy differently for different  clients.  The analyst's or portfolio  manager's basis for their decision is documented and maintained by the Compliance Department.

     f.Compliance  Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns  the voted  proxy as  indicated  in the proxy materials.

Timing

Western  Asset  personnel  act in such a manner to ensure that,  absent  special circumstances,  the proxy  gathering  and proxy  voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset  maintains  records of proxies voted  pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

     a.A copy of Western Asset's policies and procedures.

     b.Copies of proxy statements received regarding client securities.

     c.A copy of any  document  created by Western  Asset that was  material  to making a decision how to vote proxies.

     d.Each written client request for proxy voting records and Western  Asset's written response to both verbal and written client requests.

     e.A proxy log including:

          1. Issuer name;

          2. Exchange ticker symbol of the issuer's shares to be voted;

          3. Council on Uniform Securities  Identification  Procedures ("CUSIP")
     number for the shares to be voted;

          4. A brief identification of the matter voted on;

          5. Whether the matter was  proposed by the issuer or by a  shareholder of the issuer;

          6. Whether a vote was cast on the matter;

          7. A record of how the vote was cast; and

                                     B-118

          8. Whether the vote was cast for or against the  recommendation of the issuer's management team.

Records are maintained in an easily  accessible  place for five years, the first two in Western Asset's offices.

Disclosure

Part II of both the WA Form ADV and the WAML Form ADV contain a  description  of
Western  Asset's  proxy  policies.  Prior to August 1, 2003,  Western Asset will deliver Part II of its revised Form ADV to all  existing  clients,  along with a letter identifying the new disclosure.  Clients will be provided a copy of these policies and procedures  upon request.  In addition,  upon request,  clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance  Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

     1.Whether  Western  Asset (or, to the extent  required to be  considered by applicable  law, its  affiliates)  manages assets for the company or an employee group of the company or otherwise has an interest in the company;

     2.Whether  Western  Asset or an officer or director of Western Asset or the applicable  portfolio manager or analyst  responsible for recommending the proxy vote  (together,  "Voting  Persons") is a close relative of or has a personal or business  relationship with an executive,  director or person who is a candidate for director of the company or is a participant in a proxy contest; and

     3.Whether  there is any other  business  or personal  relationship  where a
Voting  Person  has a personal  interest  in the  outcome  of the matter  before shareholders.

                                Voting Guidelines

Western Asset's  substantive  voting  decisions turn on the particular facts and circumstances  of each proxy vote and are evaluated by the  designated  research analyst  or  portfolio  manager.  The  examples  outlined  below  are  meant  as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals  generally  presented to  shareholders.  Part I deals with proposals  which have been approved and are recommended  by a company's  board of  directors;  Part II deals with  proposals submitted by shareholders for inclusion in proxy statements;  Part III addresses issues relating to voting shares of investment companies;  and Part IV addresses unique considerations pertaining to foreign issuers.

I.   Board Approved Proposals

The vast  majority  of matters  presented  to  shareholders  for a vote  involve proposals  made by a company  itself that have been approved and  recommended by its board of directors. In view of

                                     B-119

the enhanced  corporate  governance  practices  currently  being  implemented in public companies,  Western Asset generally votes in support of decisions reached by independent boards of directors.  More specific guidelines related to certain board-approved proposals are as follows:

     1.Matters relating to the Board of Directors

     Western Asset votes proxies for the election of the company's  nominees for directors  and for  board-approved  proposals on other  matters  relating to the board of directors with the following exceptions:

          a. Votes are  withheld  for the entire board of directors if the board does not have a majority  of  independent  directors  or the board does not have  nominating,  audit and  compensation  committees  composed  solely of independent directors.

          b. Votes are withheld  for any nominee for director who is  considered an  independent  director by the company and who has received  compensation from the company other than for service as a director.

          c. Votes are  withheld  for any nominee for  director who attends less than  75% of  board  and  committee  meetings  without  valid  reasons  for absences.

          d. Votes are cast on a  case-by-case  basis in contested  elections of directors.

     2.Matters relating to Executive Compensation

     Western Asset generally favors compensation  programs that relate executive compensation  to  a  company's  long-term  performance.  Votes  are  cast  on  a
case-by-case   basis  on   board-approved   proposals   relating  to   executive
compensation, except as follows:

          a. Except where the firm is otherwise withholding votes for the entire board of  directors,  Western  Asset votes for stock option plans that will result in a minimal annual dilution.

          b. Western Asset votes  against  stock option plans or proposals  that permit replacing or repricing of underwater options.

          c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

          d. Except where the firm is otherwise withholding votes for the entire board of directors,  Western Asset votes for employee  stock purchase plans that limit the discount for shares purchased under the plan to no more than
     15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

     3.Matters relating to Capitalization

     The  management  of a  company's  capital  structure  involves  a number of important  issues,  including cash flows,  financing needs and market conditions that are unique to the circumstances

                                     B-120

of each company.  As a result,  Western Asset votes on a  case-by-case  basis on board-approved  proposals involving changes to a company's capitalization except where  Western  Asset is  otherwise  withholding  votes for the entire  board of directors.

          a. Western Asset votes for proposals  relating to the authorization of additional common stock.

          b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

          c. Western  Asset votes for  proposals  authorizing  share  repurchase programs.

     4.Matters  relating to  Acquisitions,  Mergers,  Reorganizations  and Other
Transactions

     Western Asset votes these issues on a case-by-case  basis on board-approved transactions.

     5.Matters relating to Anti-Takeover Measures

     Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

          a. Western Asset votes on a case-by-case  basis on proposals to ratify or approve shareholder rights plans.

          b. Western Asset votes on a  case-by-case  basis on proposals to adopt fair price provisions.

     6.Other Business Matters

     Western Asset votes for  board-approved  proposals  approving  such routine business matters such as changing the company's name,  ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

          a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

          b.  Western  Asset  votes  against  authorization  to  transact  other unidentified, substantive business at the meeting.

II.  Shareholder Proposals

SEC  regulations  permit  shareholders  to submit  proposals  for inclusion in a company's proxy statement.  These proposals generally seek to change some aspect of a company's  corporate  governance  structure or to change some aspect of its business  operations.  Western Asset votes in accordance with the recommendation of the  company's  board of directors on all  shareholder  proposals,  except as follows:

                                     B-121

     1.Western  Asset votes for  shareholder  proposals  to require  shareholder approval of shareholder rights plans.

     2.Western  Asset votes for  shareholder  proposals that are consistent with
Western Asset's proxy voting guidelines for board-approved proposals.

     3.Western  Asset  votes  on  a  case-by-case  basis  on  other  shareholder proposals where the firm is otherwise  withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end  investment  companies to implement its investment strategies.  Shareholder votes for investment companies that  fall  within  the  categories  listed in Parts I and II above are voted in accordance with those guidelines.

     1.Western  Asset votes on a  case-by-case  basis on  proposals  relating to changes in the  investment  objectives  of an  investment  company  taking  into account  the  original  intent  of the fund  and the role the fund  plays in the clients' portfolios.

     2.Western  Asset votes on a  case-by-case  basis all  proposals  that would result in increases  in expenses  (e.g.,  proposals to adopt 12b-1 plans,  alter investment  advisory  arrangements  or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.  Voting Shares of Foreign Issuers

In the event  Western  Asset is required to vote on  securities  held in foreign
issuers--i.e.  issuers  that  are  incorporated  under  the  laws  of a  foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock  market,  the  following  guidelines  are used,  which are premised on the existence  of a sound  corporate  governance  and  disclosure  framework.  These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

     1.Western Asset votes for shareholder  proposals  calling for a majority of the directors to be independent of management.

     2.Western  Asset votes for  shareholder  proposals  seeking to increase the independence of board nominating, audit and compensation committees.

     3.Western  Asset votes for shareholder  proposals that implement  corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges,  and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     4.Western Asset votes on a case-by-case  basis on proposals relating to (1)
the issuance of common stock in excess of 20% of a company's  outstanding common stock where  shareholders do not have preemptive  rights, or (2) the issuance of common  stock in excess of 100% of a company's  outstanding  common  stock where shareholders have preemptive rights.

                                     B-122

                               MacKay Shields LLC
                      Proxy Voting Policies and Procedures

1.   Introduction

MacKay  Shields LLC ("MacKay  Shields" or the "Firm"),  has adopted these "Proxy
Voting Policy and  Procedures"  (the  "Policy") to ensure the Firm's  compliance with Rule  206(4)-6  under the  Investment  Advisers Act of 1940 (the  "Advisers
Act") and other applicable fiduciary obligations.  The Policy applies to proxies relating to securities  held by clients of MacKay Shields who have delegated the responsibility  of voting  proxies to the Firm. The Policy is designed to assist
Firm  employees in meeting their specific  responsibilities  in this area and to ensure that proxies are voted in the best interests of the Firm's clients.

2.   Statement of Policy

     2.1.It is the  policy  of MacKay  Shields  that  where the Firm has  voting authority,  all  proxies  are to be  voted in the best  interest  of the  client without  regard to the  interests of MacKay  Shields or other  related  parties.
Specifically,  MacKay Shields shall not  subordinate the interests of clients to unrelated  objectives.  MacKay Shields shall act with the care, skill,  prudence and diligence  under the  circumstances  then  prevailing  that a prudent person acting  in a like  capacity  and  familiar  with such  matters  would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy,  the "best  interests  of  clients"  shall  mean,  unless  otherwise specified by the client,  the clients'  best  economic  interests  over the long term--that  is, the common  interest  that all MacKay  Shields  clients share in seeing the value of a common  investment  increase  over time. It is further the policy of the Firm that complete and accurate  disclosure  concerning  its proxy voting  policies  and  procedures  and proxy  voting  records as required by the
Advisers Act, be made available to its clients.

     2.2.When  proxies  with  respect  to  securities  held by clients of MacKay
Shields have not been  received by MacKay  Shields or its proxy  voting  service provider, MacKay Shields will make reasonable efforts to obtain missing proxies.
MacKay  Shields is not  responsible  for voting  proxies it or its proxy  voting service provider does not receive.

     2.3.MacKay  Shields  may choose  not to vote  proxies  under the  following circumstances:

     o    If the effect on the client's  economic  interests or the value of the portfolio holding is indeterminable or insignificant;

     o    If the cost of voting the proxy outweighs the possible benefit; or

     o    If a jurisdiction  imposes share blocking  restrictions  which prevent the Firm from trading shares.

3.   Use of Third Party Proxy Voting Service Provider

                                     B-123

In an effort to  discharge  its  responsibility,  MacKay  Shields  has  examined third-party  services that assist in the  researching  and voting of proxies and the development of voting  guidelines.  After such review, the Firm has selected
Institutional  Shareholder  Services ("ISS") to assist it in researching  voting proposals,  analyzing the financial  implications of voting proposals and voting
proxies.   MacKay  Shields  utilizes  the  research  and  analytical   services,
operational implementation, administration, recordkeeping and reporting services provided by ISS.

4.   Proxy Voting Guidelines

     4.1MacKay  Shields has determined  that,  except as set forth in Sections 6 and 7, proxies for non-union clients will be voted in accordance with the voting recommendations  contained in the applicable ISS domestic or global proxy voting guidelines,  as in effect from time to time. A summary of the current applicable
ISS proxy voting guidelines is attached as Exhibit A.

     4.2.MacKay  Shields has determined that,  except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance  with the voting  recommendations  contained  in the  applicable  ISS
Taft-Hartley domestic or global proxy voting guidelines,  as in effect from time to time.  A summary of the current  applicable  ISS proxy voting  guidelines  is attached as Exhibit B.

     4.3.For  purposes of the Policy,  the guidelines  described in Sections 4.2 and 4.3 are collectively referred to as the Standard Guidelines.

     4.4.A client may choose to use proxy voting  guidelines  different from the
Standard  Guidelines  ("Custom  Guidelines").  Any  Custom  Guidelines  must  be furnished by the client to MacKay Shields in writing.

     4.5.In the event the Standard  Guidelines or any client's Custom Guidelines do not  address  how a proxy  should  be voted  or state  that the vote is to be determined on a "case-by-case" basis, the proxy will be voted in accordance with
ISS recommendations,  subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

     4.6.Notwithstanding  the  foregoing,  MacKay Shields will vote a proxy with respect  to a  particular  security  held by a client  in  accordance  with such client's  specific  request  even if it is in a  manner  inconsistent  with  the
Standard  Guidelines or the client's Custom Guidelines,  as the case may be. Any such  specific  requests  must be furnished  to MacKay  Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

     4.7.In order to avoid possible conflicts of interest,  MacKay Shields votes proxies based on the Standard Guidelines or a client's Custom Guidelines, as the case may be. However, it is recognized that the Firm's portfolio management team has the ultimate responsibility for proxy voting.

     4.8.For clients using the Standard  Guidelines,  the Firm will instruct ISS to cast votes in  accordance  with the Standard  Guidelines.  For clients  using
Custom Guidelines, the Firm will

                                     B-124

provide ISS with a copy of such Custom  Guidelines and will instruct ISS to cast votes  in  accordance  with  such  Custom  Guidelines.  ISS will  cast  votes in accordance with the Standard  Guidelines or Custom  Guidelines,  as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and
7. Upon receipt of a specific request from a client pursuant to Section 4.6, the
Firm will  instruct  ISS to cast such  client's  proxy in  accordance  with such request.

5.   Client Account Set-up and Review

     5.1.Initially,  MacKay Shields must  determine  whether the client seeks to retain  the  responsibility  of  voting  proxies,  or  seeks  to  delegate  that responsibility  to the Firm. The marketing or client service person  responsible for  setting up the  account,  in  conjunction  with  MacKay's  Legal/Compliance
Department,  will have primary responsibility for making that determination.  In its sole discretion, the Firm may decline to accept authority to vote a client's proxies.  Any such  refusal  shall be in  writing  and  sent to the  client  via certified mail.

     5.2.In most cases,  the delegation of voting  authority to MacKay  Shields, and the Firm's use of a  third-party  proxy  voting  service  provider  shall be memorialized in the client's  investment  management  agreement.  The client may choose to have the Firm vote proxies in accordance with the Standard  Guidelines or in accordance with the client's Custom Guidelines.

     5.3.MacKay  Shields shall notify ISS of new client accounts using such form as ISS shall  specify from time to time.  Designated  personnel  within the Firm will be  responsible  for ensuring that each new client's  account for which the
Firm has proxy voting authority is established on the appropriate systems.

6.   Overriding Guidelines

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting  recommendation,  or may propose an abstention  from voting,  if he/she  believes that to do so, based on all facts and circumstances,  is in the best interest of the Firm's clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Exhibit C.

7.   Referral of Voting Decision by ISS to MacKay Shields

     7.1.In  the  event  that  the  Standard  Guidelines  or a  client's  Custom
Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and ISS has not made a  recommendation  as to how such proxy should be voted, ISS will so advise MacKay Shields,  In that event,  the  Legal/Compliance
Department  will request that the  appropriate  portfolio  manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

     7.2.In  the  event  that  the  Standard  Guidelines  or a  client's  Custom
Guidelines require a "case-by-case" determination on a particular proxy vote and
ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields.  In that event, the  Legal/Compliance  Department will request that the appropriate  portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

                                     B-125

     7.3.In the event that ISS determines  that a conflict of interest exists as a result of which ISS is  precluded  from  making a  recommendation  as to how a proxy should be voted on a specific  proposal for an issuer,  ISS will so advise
MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate  portfolio manager make a voting  recommendation  and complete a
Proxy Vote Override/Decision Form.

8.   Conflicts of Interest

     8.1.The  Firm's  portfolio  managers  may make proxy  voting  decisions  in connection  with  (i)  overriding  the  Standard  Guidelines  or an  ISS  voting recommendation  pursuant to Section 6, or (ii)  deciding  on a vote  pursuant to
Section 7. In such event,  the portfolio  managers have an  affirmative  duty to disclose any potential  conflict of interest  known to them that exists  between the Firm and the client on whose behalf the proxy is to be voted ("Conflict").

     8.2.By way of example,  Conflicts may exist in situations where the Firm is called to vote on a proxy  involving an issuer or proponent of a proxy  proposal regarding the issuer where MacKay  Shields or an  affiliated  person of the Firm also:

     o    Manages the issuer's or proponent's pension plan;

     o    Administers the issuer's or proponent's employee benefit plan;

     o    Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

     o    Manages money for an employee group.

Additional Conflicts may exist, among others, if an executive of the Firm or its control  affiliates  is a close  relative  of,  or has a  personal  or  business relationship with:

     o    An executive of the issuer or proponent;

     o    A director of the issuer or proponent;

     o    A person who is a candidate to be a director of the issuer;

     o    A participant in the proxy contest; or

     o    A proponent of a proxy proposal.

     8.3.Whether a relationship  creates a Conflict will depend on the facts and circumstances.  Even if these  parties do not attempt to influence the Firm with respect  to  voting,  the  value of the  relationship  to MacKay  Shields  or an affiliate can create a Conflict.

     8.4.After  a Proxy Vote  Override/Decision  Form is  completed  pursuant to
Sections 6 or 7, such Form, which elicits  information as to whether a potential
Conflict  exists,  must be  submitted  to the  Legal/Compliance  Department  for review. If the Firm's General Counsel ("GC") or Chief Compliance Officer ("CCO")
determines that there is no potential Conflict, the

                                     B-126

GC or CCO or their  designate  may  instruct  ISS to vote the proxy issue as set forth in the completed Form.

     8.5.If the GC or CCO determines  that there exists or may exist a Conflict, he or she will refer the issue to the Compliance  Committee for consideration by convening (in person or via  telephone) an emergency  meeting of the  Compliance
Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a  determination  as to how to vote the proxy - i.e.,  whether to permit or deny the  recommendation  of the  portfolio  manager,  or  whether to take other action,  such as  delegating  the proxy vote to an  independent  third  party or obtaining voting instructions from clients.

     8.6.In  considering the proxy vote and potential  Conflict,  the Compliance
Committee may review the following factors, including but not limited to:

     o    The percentage of outstanding  securities of the issuer held on behalf of clients by the Firm.

     o    The  nature of the  relationship  of the  issuer  with the  Firm,  its affiliates or its executive officers.

     o    Whether there has been any attempt to directly or indirectly influence the portfolio manager's decision.

     o    Whether the  direction  (for or against)  of the  proposed  vote would appear to benefit the Firm or a related party.

     o    Whether  an  objective  decision  to vote in a certain  way will still create a strong appearance of a Conflict.

MacKay  Shields  may not  abstain  from voting any such proxy for the purpose of avoiding Conflict.

9.   Securities Lending

MacKay  Shields  will  monitor  upcoming  meetings  and  call  stock  loans,  if applicable,  in  anticipation  of an important vote to be taken among holders of the  securities or of the giving or  withholding  of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant  portfolio  manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

10.  Reporting

Upon  request,  MacKay  Shields  shall report  annually (or more  frequently  if specifically  requested)  to its  clients on proxy  votes cast on their  behalf.
MacKay  Shields  will  provide any client who makes a written or verbal  request with a copy of a report disclosing how MacKay

                                     B-127

Shields  voted  securities  held in that  client's  portfolio.  The report  will generally contain the following information:

     o    The name of the issuer of the security;

     o    The security's exchange ticker symbol;

     o    The security's CUSIP number;

     o    The shareholder meeting date;

     o    A brief identification of the matter voted on;

     o    Whether the matter was proposed by the issuer of by a security holder;

     o    Whether MacKay Shields cast its vote on the matter;

     o    How MacKay Shields voted; and

     o    Whether MacKay Shields voted for or against management.

11.  Recordkeeping

Either  MacKay  Shields or ISS as indicated  below will  maintain the  following records:

     o    A copy of the Policy and MacKay's Standard Guidelines;

     o    A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client's custodian regarding client securities;

     o    A record of each vote cast by MacKay Shields on behalf of a client;

     o    A copy of all documents  created by MacKay  Shields that were material to making a decision on the proxy voting,  (or abstaining from voting)
          of client  securities or that  memorialize the basis for that decision including  the  resolution  of any  Conflict,  a copy of all guideline override requests and all supporting documents; and

     o    A copy of each  written  request  by a client for  information  on how
          MacKay  Shields  voted  proxies on behalf of the client,  as well as a copy of any  written  response  by MacKay  Shields to any request by a client for  information  on how MacKay Shields voted proxies on behalf of the  client;  records  of oral  requests  for  information  or oral responses will not be kept.

Such records must be maintained for at least seven years.

12.  Review of Voting and Guidelines

As part of its periodic  reviews,  MacKay Shields'  Legal/Compliance  Department will  conduct an annual  review of the prior  year's proxy voting as well as the guidelines established for proxy

                                     B-128

voting.  Documentation  shall be maintained of this review and a report  setting forth the results of the review  will be  presented  annually to the  Compliance
Committee.

13.  How to Request Information On How the Firm Voted Proxies

Clients may, at anytime,  request and receive information from MacKay Shields as to how the Firm voted proxies for  securities  held in their  account.  Any such
proxy   information   request   should  be  in  writing   and  mailed  or  faxed
((212)-754-9205) to MacKay Shields Client Services Department at:

                  MacKay Shields LLC
                  9 West 57th Street
                  New York, NY 10019
                  ATTN:  Client Services

Attachments:

Exhibit A       Summary of Standard Guidelines for non-union clients

Exhibit B       Summary of Standard Guidelines for union clients (Taft-Hartley)

Exhibit C       Proxy Vote Override/Decision Form

___________________
Effective January 2005

                                     B-129

                                    EXHIBIT C

                        Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision:
 _________________________________________

Portfolio Management Product Area (check one):
Growth  Value  International Equity  Convertible  Fixed (High Yield)
Fixed (High Grade)

Security Issuer:  ________________

Security's exchange ticker symbol:  _______________

Cusip #:  _____________

# of Shares held:  ____________

Percentage of outstanding shares held:  ____________

Type of accounts holding security:  Mutual Funds (name each fund):  ___
                                    Separate Accounts (specify number):  ____
                                    Other (describe):  _________

Applicable Guidelines (check one):   MacKay Standard (A or B)
                                     Other (specify):  __________________

Shareholder Meeting Date:  __________________

Response Deadline:  ____________________

Brief Description of the Matter to be Voted On:
________________________________________________

Proposal Type (check one):  Management Proposal
Shareholder Proposal (identify proponent: ____________________________________)

Recommended vote by issuer's management (check one):  For      Against

                                     B-130

Recommended vote by ISS (check one):  For       Against        Abstain
                                      No Recommendation

Portfolio manager recommended vote (check one):  For      Against       Abstain

Describe in detail why you believe this override/decision is in the client's best interest (attach supporting documentation):
________________________________________________________________________________
Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?

           No       Yes (describe below)
________________________________________________________________________________
Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?

           No       Yes (describe below)
________________________________________________________________________________

Are you aware of any relationship between the proponent of the proxy proposal
(if not the issuer) and MacKay Shields or any of its affiliates?

           No       Yes (describe below)
________________________________________________________________________________

                                     B-131

Are you aware of any relationship between the proponent of the proxy proposal
(if not the issuer) and any executive officers of MacKay Shields or any of its affiliates?

           No       Yes (describe below)
________________________________________________________________________________

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?

           No       Yes

If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.
________________________________________________________________________________

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose
\behalf the proxies are to be voted?

           No       Yes (describe below)
________________________________________________________________________________

Certification:

The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)' best interests without regard to the interests of MacKay
Shields or any related parties.

         _________________________  Date:  __________________________
Name:
Title:

                                     B-132

Product Head Concurrence with Override Request/Decision:

         _________________________  Date:  __________________________
Name:
Title:

Legal/Compliance Action:

          Override/decision approved
          Referred to Compliance Committee for Further Consideration

         _____________________________  Date:  ___________________________
Name:
Title:

                                     B-133

                        Aberdeen U.S. Registered Advisers
                      Proxy Voting Policies and Procedures

The  following  are  proxy  voting   policies  and  procedures   ("Policies  and
Procedures") adopted by affiliated  investment advisers registered with the U.S.
Securities and Exchange  Commission ("SEC") under the Investment Advisers Act of
1940, as amended  ("Advisers  Act"),  that are  subsidiaries  of Aberdeen  Asset
Management PLC ("AAM"); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, ("Aberdeen FL"), Aberdeen Asset Management Asia Limited,
a Singapore Corporation  ("Aberdeen  Singapore"),  and Aberdeen Asset Management
Limited, an Australian  Corporation  ("Aberdeen AU"),  (collectively referred to herein as "Aberdeen Advisers" and each an "Aberdeen Adviser") (collectively with
AAM, "Aberdeen").(1) Pursuant to a Memorandum of Understanding ("MOU"), Aberdeen
Asset Managers Limited  ("Aberdeen UK"), a non-US registered  adviser,  provides advisory  resources to certain U.S.  clients of Aberdeen  Singapore and Aberdeen
AU. In addition, Aberdeen UK provides advisory resources to certain U.S. clients of Aberdeen FL pursuant to another MOU.  Under these MOUs, the affiliates of the
Aberdeen Advisers may provide various portfolio management resources,  including substantive  advice on voting  proxies for  certain  equity  securities.  To the extent that Aberdeen UK provides advisory services to any clients of Aberdeen FL or to U.S.  clients of Aberdeen  Singapore or Aberdeen  AU,  Aberdeen UK will be subject to the control and supervision of the registered adviser and will follow these Policies and Procedures as part of providing such advisory services. These
Policies  and  Procedures  are  adopted  to ensure  compliance  by the  Aberdeen
Advisers  with  Rule  206(4)-6  under  the  Advisers  Act and  other  applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff  with  respect  to proxies  for  voting  securities  held by client portfolios.

Clients may consist of  investment  companies  registered  under the  Investment
Company Act of 1940, as amended  ("1940 Act")  ("Funds" and each a "Fund"),  and other U.S.  residents  as well as  non-U.S.  registered  funds or  clients.  Any
Aberdeen  Adviser  located in the  United  States  follows  these  Policies  and
Procedures for each of its respective clients as required under the Advisers Act and other  applicable law, unless  expressly  directed by a client in writing to refrain  from voting that  client's  proxies or to vote in  accordance  with the client's proxy voting policies and procedures. Aberdeen Advisers located outside the U.S. may provide proxy voting  services to their  non-U.S.  based clients in accordance  with the  jurisdiction  in which  the  client is  located.  Aberdeen
Advisers  who advise or  subadvise  the Funds  follow  both these  Policies  and
Procedures and the proxy voting policies and procedures adopted by the Funds and their Boards of Directors.

I.   Definitions

     A. "Best  interest of clients."  Clients' best economic  interests over the long  term--that  is, the common  interest  that all clients share in seeing the value of a common  investment  increase  over time.  Clients may have  differing political or social  interests,  but their best  economic  interest is generally uniform.

-----------------------------------------------
(1) These policies and procedures address proxy voting considerations under U.S.
law and  regulation  and do not  address  the  laws  or  requirements  of  other jurisdictions.

                                     B-134

     B. "Material conflict of interest."  Circumstances when an Aberdeen Adviser or any  member of senior  management,  portfolio  manager or  portfolio  analyst knowingly  does  business with a particular  proxy issuer or closely  affiliated entity,  which may appear to create a material conflict between the interests of the  Aberdeen  Adviser and the  interests  of its clients in how proxies of that issuer are voted.  A material  conflict of interest  might also exist in unusual circumstances  when  Aberdeen  has  actual  knowledge  of  a  material  business arrangement  between a particular proxy issuer or closely  affiliated entity and an affiliate of an Aberdeen Adviser.

II.  General Voting Policies

     A. Client's Best  Interest.  These Policies and Procedures are designed and implemented  in a way that is  reasonably  expected to ensure  that  proxies are voted in the best  interests  of  clients.  Proxies  are  voted  with the aim of furthering  the best  economic  interests of clients,  promoting  high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

     B. Shareholder  Activism.  Aberdeen Advisers seek to develop  relationships with the  management  of  portfolio  companies  to  encourage  transparency  and improvements  in the  treatment of  employees,  owners and  stakeholders.  Thus,
Aberdeen  Advisers  may engage in  dialogue  with the  management  of  portfolio companies with respect to pending proxy voting issues.

     C. Case-by-Case  Basis. These Policies and Procedures are guidelines.  Each vote is ultimately cast on a case-by-case  basis,  taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant  facts and  circumstances  at the time of the vote.  Aberdeen
Advisers may cast proxy votes in favor of management proposals or seek to change the views of  management,  considering  specific  issues as they  arise on their merits.  Aberdeen  Advisers  may also join with  other  investment  managers  in seeking to submit a  shareholder  proposal  to a company or to oppose a proposal submitted  by the  company.  Such  action may be based on  fundamental,  social, environmental or human rights grounds.

     D.  Individualized.  These  Policies  and  Procedures  are tailored to suit
Aberdeen's  advisory  business and the types of securities  portfolios  Aberdeen
Advisers  manage.  To the  extent  that  clients  (e.g.,  investment  companies, corporations,  pension  plans)  have  adopted  their  own  procedures,  Aberdeen
Advisers  may vote the  same  securities  differently  depending  upon  clients'
directions.

     E. Material  Conflicts of Interest.  Material conflicts are resolved in the best  interest of  clients.  When a material  conflict  of  interest  between an
Aberdeen  Adviser and its  respective  client(s)  is  identified,  the  Aberdeen
Adviser will choose among the procedures set forth in Section IV.B.2.  below, to resolve such conflict.

     F. Limitations.  The circumstances  under which Aberdeen may take a limited role in voting proxies, include the following:

          1. No  Responsibility.  Aberdeen  Advisers  will not vote  proxies for client accounts in which the client  contract  specifies that Aberdeen will not vote. Under such

                                     B-135

     circumstances,  the  clients'  custodians  are  instructed  to  mail  proxy material directly to such clients.

          2. Limited Value.  Aberdeen  Advisers may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio  companies  held in their passively managed funds.  Proxies with respect to securities that have been sold before the date of the shareholders  meeting and are no longer held by a client generally will not be voted.

          3.  Unjustifiable  Costs.  Aberdeen  may abstain  from voting a client proxy for cost reasons (e.g., non-U.S. securities).

          4. Securities Lending Arrangements. If voting securities are part of a securities  lending  program,  Aberdeen  may be  unable  to vote  while the securities are on loan.

          5. Share  Blocking.  Certain  jurisdictions  may impose share blocking restrictions  at various times which may prevent  Aberdeen from  exercising its voting authority.

          6.  Special  Considerations.  Aberdeen's  responsibilities  for voting proxies are  determined  generally by its  obligations  under each advisory contract  or similar  document.  If a client  requests  in writing  that an
     Aberdeen  Adviser  vote  its  proxy  in a manner  inconsistent  with  these
     Policies and Procedures,  Aberdeen may follow the client's direction or may request that the client vote the proxy directly.

     G. Sources of Information.  Aberdeen may conduct research internally and/or use the resources of an independent research  consultant.  Aberdeen may consider legislative  materials,  studies of corporate  governance and other proxy voting issues,  and/or  analyses of shareholder  and management  proposals by a certain sector of companies, e.g., Fortune 500 companies.

     H.  Subadvisers.  To the  extent  that  an  Aberdeen  Adviser  may  rely on subadvisers,  whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser will delegate  responsibility for voting proxies to the subadviser.  However,  such  subadvisers  will be required either to follow these  Policies and  Procedures  or to  demonstrate  that their proxy voting  policies and  procedures  are  consistent  with these Policies and
Procedures or otherwise implemented in the best interests of Aberdeen clients.

     I. Availability of Policies and Procedures.  Aberdeen Advisers will provide clients with a copy of these  Policies and  Procedures,  as revised from time to time, upon request.

     J.  Disclosure of Vote. As disclosed in Part II of each Aberdeen  Adviser's
Form ADV, a client  may  obtain  information  on how its  proxies  were voted by requesting such information from its Aberdeen Adviser.  Aberdeen Advisers do not generally  disclose client proxy votes to third parties,  other than as required for Funds, unless specifically requested, in writing, by the client.

                                     B-136

III. Specific Voting Policies

     A.   General Philosophy

          o    Support existing management on votes on the financial  statements of a company and the election of the Board of Directors;

          o    Vote for the acceptance of the accounts  unless there are grounds to  suspect  that  either  the  accounts  as  presented  or audit procedures  used,  do not present an accurate  picture of company results; and

          o    Support  routine  issues such as the  appointment  of independent auditors,  allocation  of  income  and the  declaration  of stock
               (scrip) dividend proposals provided there is a cash alternative.

     B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case  basis taking into consideration such factors as the long-term
financial   performance  of  the  target   company   relative  to  its  industry
competition.  Key  measures of  performance  will  include the growth  rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

     C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a  case-by-case  basis  taking  into  consideration  such  factors as long-term financial  performance of the target company relative to its industry, management's  track record,  background to the proxy contest,  qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood  that the proposed  objectives and goals can be met, and stock ownership positions.

     D. Contested Elections.  Aberdeen Advisers vote on contested elections on a case-by-case  basis taking into consideration such factors as the qualifications of all director  nominees.  Aberdeen  Advisers also consider the independence of board and key committee  members and the corporate  governance  practices of the company.

     E.  Executive  Compensation  Proposals.  Aberdeen  Advisers  consider  such proposals  on a  case-by-case  basis taking into  consideration  such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

     F. Shareholder  Proposals.  Aberdeen  Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV.  Proxy Voting Procedures

This section applies to each Aberdeen  Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

                                     B-137

     A. Obtain Proxy.  Registered owners of record,  e.g., trustees or custodian banks,  that receive proxy materials from the issuer or its  information  agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant  Aberdeen  Adviser's proxy  administrator  ("PA").  Proxies may also be delivered  electronically  by custodians using proxy services such as ProxyEdge.
Each proxy received is matched to the securities to be voted.

     B.   Material Conflicts of Interest.

          1.  Identify  the  existence  of any  material  conflicts  of interest relating  to the  securities  to be voted or the  issue at hand.  Portfolio managers and research  analysts  (Analysts") and senior  management of each
     Aberdeen Adviser have an affirmative duty to disclose to the relevant proxy committees  any personal  conflicts  such as officer or director  positions held by them, their spouses or close relatives in the portfolio  company or attempts by the portfolio  company to exert influence over such person with respect  to their  vote.  Conflicts  based  on  business  relationships  or dealings of affiliates  of any Aberdeen  Adviser will only be considered to the extent that the Aberdeen  Adviser has actual knowledge of such business relationships.

          2. When a material conflict of interest between an Aberdeen  Adviser's interests and its clients' interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance  with these Policies and Procedures if it involves  little or no  discretion;  (2) vote as  recommended  by a third party  service if the
     Aberdeen Adviser utilizes such a service;  (3) "echo vote" or "mirror vote"
     the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen  clients;  (4) if  possible,  erect  information  barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict;  (5) if practical,  notify affected clients of the  conflict of interest and seek a waiver of the  conflict;  or (6) if agreed  upon in writing  with the  client,  forward the proxies to affected clients allowing them to vote their own proxies.

     C. Analysts.  The PA for each Aberdeen  Adviser will ensure that each proxy
statement   is  directed  to  the   appropriate   Analyst.   If  a  third  party
recommendation service has been retained, the relevant PA will forward the proxy statement to the Analyst with the recommendation  highlighted.  The Analyst will determine whether to vote as recommended by the service provider or to recommend an  alternative  and shall advise the PA. The Analyst may consult with the PA as
necessary.   If  the  Analyst   recommends   voting   against  the  third  party
recommendation,  he or she is responsible  for  documenting the reasons for such recommendation and that no conflict of interest influenced such  recommendation.
If no third party recommendation  service is utilized or if no recommendation is provided,  the Analyst is responsible  for  documenting the rationale for his or her vote recommendation.

     D. Vote. The following describes the breakdown of responsibilities  between the PA and the  Proxy  Committee  ("PC")  of each  Aberdeen  Adviser  in  voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

          1.   Aberdeen FL Clients

                                     B-138

The PA for Aberdeen FL ("PA-FL"), who resides in Ft. Lauderdale,  and the PA for
Aberdeen UK ("PA-UK"), which is part of the Trade Processing Department resident in Scotland, are responsible for ensuring that votes for Aberdeen FL clients are cast and cast in accordance  with these Policies and  Procedures.  The PA-FL and the  PA-UK  are  identified  more  specifically  on  Appendix  A1.  The PA-FL is primarily  responsible for administering proxy votes for the Phoenix funds which are  sub-advised  by Aberdeen FL and the US closed-end  Funds for which Aberdeen
Singapore is the Manager.

Responsibility  for considering the substantive  issues relating to any vote and for deciding how shares will be voted resides with the relevant  Analyst whether located in Aberdeen FL,  Aberdeen UK, Aberdeen AU or Aberdeen  Singapore.  Under
Aberdeen-FL's  MOU with Aberdeen  Singapore,  the relevant  Analyst for Far East equity securities will generally reside in Aberdeen Singapore.

In the event that a material  conflict of interest is identified by any Analyst, whether  in  Aberdeen  FL,  Aberdeen  UK,  Aberdeen  AU or  Aberdeen  Singapore,
decisions  on how to vote will be  referred to the  Aberdeen FL proxy  committee
("PC-FL/UK").  Under  Aberdeen  FL's MOU  with  Aberdeen  UK,  the  PC-FL/UK  is headquartered in Glasgow, Scotland, and includes the Chief Investment Officer or
Deputy Chief Investment Officer, the head of the Socially Responsible  Investing
("SRI")  Team and a member of the  Compliance  team,  who are more  specifically identified  on Appendix  A1. The PC-FL/UK  meets as needed to consider  material conflicts of interest or any other items raising unique issues.  If the PC-FL/UK
determines   that  there  is  no  material   conflict  of  interest,   the  vote
recommendation will be forwarded to the appropriate proxy administrator,  either the PA-FL or PA-UK.  If a material  conflict  of  interest  is  identified,  the
PC-FL/UK  will follow the conflict of interest  procedures  set forth in Section
IV.B.2., above.

Aberdeen FL has engaged ProxyEdge, a third party service provider, to cast votes electronically  for  certain  clients  and to  maintain  records  of such  votes electronically.(1)  Votes for some of the wrap accounts are handled manually and hard copies of any manual  votes cast are  maintained  in the Florida  office of
Aberdeen  FL.  Pursuant to the MOU,  Aberdeen UK votes  proxies for certain U.S.
clients of  Aberdeen  FL.  Aberdeen  UK has  engaged  Institutional  Shareholder
Services ("ISS"), a third party service provider, to provide (1) notification of impending  votes;  (2) research into non-routine  votes,  including  shareholder resolutions;  (3) voting  recommendations  which may be viewed on-line;  and (4)
web-based voting. In the absence of any material conflict of interest,  Aberdeen
FL may  either  vote in  accordance  with the ISS  recommendation  or decline to follow the ISS recommendation  based on its own view of the agenda item provided that decisions to vote contrary to the ISS  recommendation are documented as set forth in  Section  IV.C.,  above.  For  clients  on the ISS  system,  votes  are automatically  entered in accordance with ISS  recommendations  unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, Aberdeen FL will follow the procedures outlined in Section IV.B.2, above.

-----------------------------------------------

(4) The Phoenix Funds,  sub-advised by Aberdeen FL,  require  electronic  voting through  ProxyEdge.  Custodians for certain other clients also provide the PA-FL with access to ProxyEdge.

          2.   Aberdeen Singapore Clients

          Aberdeen AU and Aberdeen Singapore are responsible for deciding how to vote for the US  closed-end  Funds  and will  instruct  the PA for the
          Florida  office  of  Aberdeen  FL  ("PA-Florida")   accordingly.   The
          PA-Florida shall ensure that the votes are cast and cast in accordance with the relevant  Proxy Voting  Policy and  Procedure of the relevant
          Fund. The PA-Florida uses ProxyEdge to  electronically  cast votes for the Funds and to maintain electronic records of the votes cast.

          Responsibility  for considering the substantive issues relating to any
          Fund vote and for deciding  how the shares will be voted  resides with relevant equity and/or fixed income Analyst.  The relevant analyst may be a  member  of  the  Fund  portfolio  management  team  in  Aberdeen
          Singapore,  Aberdeen AU or  Aberdeen  UK. In the event that a material conflict of interest is  identified,  decisions on how to vote will be referred to the proxy committee  ("PC-Asia")  located in Singapore and
          Australia,  comprised  of a  representative  from each of equity  fund
          management,   fixed  income  fund  management  and  compliance   teams
          respectively, as more specifically set out in Appendix A2. The PC-Asia meets as needed to  consider a material  conflict  of  interest or any other items raising unique issues. If the PC-Asia  determines there is no material  conflict of  interest,  the vote  recommendation  will be forwarded  to the  PA-Florida  to be cast.  If a material  conflict of interest  is  identified,  the  PC-Asia  will  follow the  conflict of interest  procedures set forth in Section  IV.B.2.,  above, and in the
          Aberdeen Funds Proxy Voting Policy and Procedures.

     E. Review.  Each PA is  responsible  for ensuring that proxy  materials are received in a timely manner and reconciled  against  holdings on the record date of client  accounts  over which the  Aberdeen  Adviser has voting  authority  to ensure  that  all  shares  held  on the  record  date,  and for  which a  voting obligation exists, are voted.

V.   Documentation, Recordkeeping and Reporting Requirements

     A. Documentation. The Aberdeen PAs are responsible for:

          1. Implementing and updating these Policies and Procedures;

          2. Overseeing the proxy voting process;

          3.  Consulting  with  portfolio  managers/analysts  for  the  relevant portfolio security; and

          4. Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and  recordkeeping by third party providers such as ISS and ProxyEdge.

     B. Recordkeeping

          1. Each  Aberdeen  Adviser  maintains or procures the  maintenance  of records  of all  proxies  it has  voted.  As  permitted  by Rule  204-2(c), electronic proxy statements

                                     B-140

     and the record of each vote cast by each client account of Aberdeen FL will be  maintained  by  either  ISS and Proxy  Edge,  depending  on the  client account. Similarly, electronic proxy statements and the record of each vote cast by each U.S.  client account of Aberdeen  Singapore will be maintained by Proxy Edge.(5)  Aberdeen FL shall obtain and maintain  undertakings from both ISS and Proxy Edge to provide it with copies of proxy  voting  records and other  documents  relating to its clients' votes promptly upon request.
     Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC's EDGAR system to keep  records of  certain  proxy  statements  if the proxy  statements  are maintained by issuers on that system (e.g., large U.S.-based issuers).

          2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures;  (b) a copy of any document created by the Aberdeen  Adviser that was material to making a decision on how to vote proxies  on  behalf  of a client  or that  memorializes  the basis for that decision;  and (c) each written client request for proxy voting records and the  Aberdeen  Adviser's  written  response to any (written or oral) client request for such records.

          3.  Duration.  Proxy voting books and records will be maintained in an easily  accessible  place for a period of five  years,  the first two in an appropriate office of the Aberdeen Adviser.

     C.  Reporting.  Aberdeen  FL,  Aberdeen  AU  and  Aberdeen  Singapore  will initially inform clients of these Policies and Procedures by summary  disclosure in Part II of their respective Forms ADV. Upon receipt of a client's request for more information,  Aberdeen FL, Aberdeen AU and Aberdeen  Singapore will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period  requested  subsequent to the adoption of these Policies and  Procedures.
Such periodic  reports,  other than those required for the US closed-end  Funds, will not be made available to third parties absent the express  written  request of the client.  However,  to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client,  such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

     D. Review of Policies and Procedures. These Policies and Procedures will be subject  to review on a periodic  basis as deemed  appropriate  by the  Aberdeen
Advisers.

Effective Date:  December, 2004

-----------------------------------------------

(5) A Fund's proxy voting  record must be filed with the SEC on Form N-PX.  Form
N-PX must be completed  and signed in the manner  required,  containing a fund's proxy  voting  record for the most recent  twelve-month  period  ended June 30th
(beginning  August 31, 2004).  If an Aberdeen  Adviser  delegates this reporting responsibility  to a third party service  provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly.

                                     B-141

                                                                     APPENDIX A1

PA-FL

Silvana Barrenechea

PA-UK

Members of Trade Processing Department in Scotland

---------------- -------------------------------------
Names:           Titles:
---------------- -------------------------------------
Barry McAllister Investment Administration Supervisor
---------------- -------------------------------------
Eileen Reekie    Investment Administrator
---------------- -------------------------------------

PC-FL/UK

Chief Investment Officer/Deputy CIO/Head of SRI/Compliance Officer***

--------------- --------------------------------------------
Names:          Titles:
--------------- --------------------------------------------
Anne Richards   Chief Investment Officer
--------------- --------------------------------------------
Andrew Preston  Head of Socially Responsible Investing (SRI)
--------------- --------------------------------------------
Susan Connerney Compliance Officer
--------------- --------------------------------------------

*** From time to time one or more members of the committee may be represented by an authorized representative of their respective Department.

                                     B-142

                                                                     APPENDIX A2

PC-Asia Members

Shall  comprise  of three (3)  members,  but  always to include at least one (1)
representative from each of Group A, B, and C respectively.

------------------ ----------------------------
GROUP A:
------------------ ----------------------------
Hugh Young         Equities Fund Manager
------------------ ----------------------------
GROUP B:
------------------ ----------------------------
Derek Fulton       Fixed Income Fund Manager
------------------ -----------------------------
Alton Gwee         Fixed Income Fund Manager
------------------ ----------------------------
Alison Briggs      Fixed Income Fund Manager
------------------ -----------------------------
Ky Van Tang        Fixed Income Fund Manager
------------------ ----------------------------
GROUP C:
------------------ ----------------------------
Christopher Beard  Compliance Officer
------------------ ----------------------------
Teo Puay-Wei       Compliance Officer

                                     B-143

                                                                       APPENDIX C

                          ADDITIONAL INFORMATION ABOUT

                          THE FUNDS' PORTFOLIO MANAGERS

Compensation of Portfolio Managers

Set forth below are  descriptions of the compensation  arrangements  utilized by each Fund's  subadvisor(s)  to compensate  the  portfolio  managers of the Fund.
Under the  Trust's  manager of managers  structure,  each Fund pays a fee to the
Advisor for investment advisory services,  and the Advisor, in turn, compensates that Fund's  subadvisor(s).  Each subadvisor is responsible for compensating its employees. Each portfolio manager's compensation arrangements are established by the subadvisor by whom the portfolio manager is employed.  Neither the Trust nor the Advisor has any  discretion  or  authority  to  determine  the amount or the
structure  of  an  individual   portfolio  manager's   respective   compensation
arrangements.

Other Accounts Managed by the Portfolio Managers

The portfolio managers of the Funds may provide portfolio management services to various other entities,  including other registered investment companies, pooled investment  vehicles that are not  registered  investment  companies,  and other investment accounts managed for organizations or individuals. Actual or apparent conflicts  of  interest  may  arise  when a  portfolio  manager  has  day-to-day management  responsibilities with respect to more than one investment company or other account. Specifically, a portfolio manager who manages multiple investment companies  and/or  other  accounts is  presented  with  potential  conflicts  of interest that may include, among others:

(i)  an inequitable distribution of the portfolio manager's time and attention;

(ii) the  unequal  distribution  or  allocation  between  accounts  of a limited investment opportunity; and

(iii) incentives,  such as performance-based  advisory fees, that relate only to certain accounts.

Set forth  below is  information  regarding  the other  accounts  for which each portfolio manager has day-to-day  portfolio management  responsibilities,  as of
March 31, 2006,  unless  otherwise noted. The accounts are classified into three categories:  (i) registered investment  companies,  (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on  investment  performance  ("performance  fees"), information regarding those accounts is presented separately.

                                       C-1

MGI US Large Cap Growth Equity Fund

Enhanced Investment Technologies, LLC ("INTECH")

A team of four portfolio  managers is responsible for the day-to-day  management of  INTECH's  allocated  portion of the Fund's  portfolio.  As Chief  Investment
Officer,  Robert Fernholz  oversees the management of all  portfolios.  The team consists  of Dr.  Fernholz,  David E.  Hurley,  Chief  Operating  Officer,  Cary
Maguire,  Senior  Investment  Officer,  and Joseph W. Runnels,  Vice  President,
Portfolio Management.  Each portfolio manager receives base pay in the form of a fixed  annual  salary  paid  by  INTECH,  which  is not  directly  based  on the performance  or assets of INTECH's  allocated  portion of the Fund's  portfolio.
Each  portfolio  manager  is also  eligible  for a cash bonus as  determined  by
INTECH,  which is not directly  based on the  performance  or assets of INTECH's allocated  portion of the Fund's  portfolio.  The  portfolio  managers,  as part owners of  INTECH,  also  receive  compensation  by  virtue  of their  ownership interest in INTECH. Some of the portfolio managers may elect to defer payment of a designated  percentage of their fixed  compensation  and/or up to all of their variable  compensation in accordance  with the Janus  Executive  Income Deferral
Program.

In  addition  to the Fund,  the team  manages:  15 other  registered  investment companies,  with  $3.8  billion  in total  assets  under  management;  20 pooled investment  vehicles  other  than  registered  investment  companies,  with $9.3 billion in total assets under  management;  and 317 other  accounts,  with $37.5 billion  in total  assets  under  management  (of those 317 other  accounts,  36 accounts, with total assets under management of $6.5 billion, charge performance fees).

Sands Capital Management ("Sands Capital")

A team consisting of Messrs.  Frank M. Sands,  Sr., David E. Levanson,  Frank M.
Sands,  Jr., and A. Michael Sramek is responsible for the day-to-day  management of Sands Capital's  allocated portion of the Fund's portfolio.  Compensation for members of the team  consists of the  following  components:  (i)  salary,  (ii)
annual  qualitative bonus, (iii) a standard profit sharing plan and 401(k) plan,
(iv) a  long-term  incentive  bonus,  (v)  equity  participation,  and  (vi)  an investment  results bonus.  The investment  results bonus is calculated based on the performance of the firm's  institutional  composite  relative to the Russell
1000 Growth Index over rolling one and three-year periods.

In addition to the Fund, the team manages:  6 other U.S.  registered  investment companies,  with approximately $3.0 billion in total assets under management (of those 6 U.S.  registered  investment  companies,  one,  with total  assets under management of $484  million,  has a  performance-based  component in its fee); 6 pooled investment vehicles other than U.S. registered investment companies, with approximately  $674 million in total assets  under  management;  and 1,360 other accounts,  with approximately $15.7 billion in total assets under management (of those 1,360 other accounts,  6 accounts,  with total assets under  management of
$1.38 billion,  charge  performance  fees).  The number of other accounts listed above includes 7 separately  managed account  programs ("wrap  programs"),  with each  wrap  program  counted  as one  account.  There  are  approximately  4,892 underlying accounts in these wrap programs.

                                       C-2

MGI US Large Cap Value Equity Fund

Lord, Abbett & Co. LLC ("Lord Abbett")

Eli M. Salzmann and Sholom Dinsky are responsible for the day-to-day  management of  Lord  Abbett's  allocated  portion  of the  Fund's  portfolio.  Lord  Abbett compensates  its portfolio  managers on the basis of salary,  bonus,  and profit sharing plan  contributions.  The level of  compensation  takes into account the portfolio manager's experience, reputation, and competitive market rates. Fiscal
year-end  bonuses,   which  can  be  a  substantial  percentage  of  base  level compensation,  are  determined  after an  evaluation of various  factors.  These
factors   include  the  portfolio   manager's   investment   results  and  style
consistency,  the dispersion among portfolios with similar objectives,  the risk taken to achieve the portfolio returns, and similar factors.  Investment results are  evaluated  based on an assessment  of the  portfolio  manager's  three- and five-year  investment  returns on a pre-tax  basis  versus both the  appropriate style  benchmarks and the appropriate peer group rankings.  Finally,  there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these  factors.  No part of the bonus  payment is based on the portfolio manager's assets under management, the revenues generated by those assets,  or the  profitability of the portfolio  manager's unit. Lord Abbett may designate a bonus payment of a portfolio manager for participation in the firm's senior incentive  compensation plan, which provides for a deferred payout over a five-year  period.  The plan's earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett  believes  this  incentive  focuses  portfolio managers  on the  impact  their  portfolio's  performance  has  on  the  overall reputation of the firm as a whole and encourages  exchanges of investment  ideas among investment professionals managing different mandates. Lord Abbett provides a 401(k)  profit-sharing  plan for all eligible  employees.  Contributions to an portfolio  manager's  profit-sharing  account are based on a  percentage  of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this  profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

In addition to the Fund, Messrs.  Salzmann and Dinsky manage 13 other registered investment  companies,  with $26.1 billion in total assets under management;  10 pooled investment vehicles other than registered investment companies, with $835 million in total assets under management;  and 46,924 other accounts, with $18.1 billion in total assets under  management (of those 46,924 other  accounts,  one account,  with  total  assets  under  management  of $223.4  million,  charges a performance fee).

Pzena Investment Management ("Pzena")

A team consisting of Richard S. Pzena,  John P. Goetz, and Antonio  DeSpirito is
responsible for the day-to-day  management of Pzena's  allocated  portion of the
Fund's portfolio. Portfolio managers and other investment professionals at Pzena are compensated through a combination of a fixed base salary, performance bonus, and equity  ownership,  if appropriate,  due to superior  personal  performance.
Pzena  avoids  a  compensation  model  that is  driven  by  individual  security performance,  as it  believes  this can  lead to  short-term  thinking  which is contrary  to the  firm's  value  investment  philosophy.  Pzena  considers  both quantitative  and  qualitative  factors when  determining  performance  bonuses;
however, performance bonuses are not based on Fund

                                       C-3

performance or assets of Pzena's allocated portion of the Fund's portfolio.  For investment  professionals,  Pzena  examines  such things as effort,  efficiency, ability to focus on the correct issues,  stock modeling ability,  and ability to successfully  interact with company management.  However,  Pzena always looks at the person as a whole and the  contributions  that he/she has made and is likely to make in the future.  The time frame Pzena examined for bonus  compensation is annual.

In  addition  to the Fund,  Messrs.  Pzena and Goetz  manage 6 other  registered investment  companies,  with $6.56 billion in total assets under management;  90 pooled investment vehicles other than registered investment companies, with $2.3 billion in total  assets under  management;  and 347 other  accounts,  with $9.5 billion  in total  assets  under  management  (of those 347 other  accounts,  10 accounts, with total assets under management of $1.6 billion, charge performance fees).

In addition to the Fund, Mr.  DeSpirito  manages 5 other  registered  investment companies,  with  $6.44  billion in total  assets  under  management;  36 pooled investment  vehicles  other  than  registered  investment  companies,  with $1.6 billion in total  assets  under  management;  and 94 other  accounts,  with $4.0 billion  in total  assets  under  management  (of  those 94  other  accounts,  6 accounts, with total assets under management of $1.6 billion, charge performance fees).

MGI US Small/Mid Cap Growth Equity Fund

Westfield Capital Management Company, LLC ("Westfield")

Investment decisions for all product portfolios managed by Westfield are made by consensus of the Westfield Investment  Committee,  which consists of Westfield's securities  analysts and the primary  portfolio  management  team members listed below.  While each  member of the WCM  Investment  Committee  has input into the investment  process  and  overall  product  portfolio  construction,  investment decisions are made under the supervision of a lead portfolio manager assigned to each  portfolio.  Such  investment  decisions  are made  within  the  parameters
established   by  a   portfolio's   investment   objective(s),   policies,   and
restrictions.

The following Westfield employees are jointly and primarily  responsible for the day-to-day  management of Westfield's allocated portion of the Fund's portfolio:
Mr. William Muggia,  Chief Investment  Officer & President,  joined Westfield in
1994 and has served as President and Chief Investment Officer of Westfield since
2001.  Mr. Muggia is the lead member of the team and is  ultimately  responsible for overall portfolio management of Westfield's  allocated portion of the Fund's portfolio. He covers health care and medical technology. Mr. Arthur Bauernfeind,
Chairman and Chief Executive Officer, joined Westfield in 1990 and has served as
Chairman  and  Chief  Executive  Officer  since  2000.  Mr.  Bauernfeind  covers economics,  financial services,  transportation,  and fixed income markets.  Mr.
Ethan J.  Meyers,  Senior Vice  President,  joined  Westfield in 1999 and covers business, financial and consumer services. Mr. Scott R. Emerman, Senior Security
Analyst, joined Westfield in 2002 and covers consumer discretionary and consumer staples.  Before joining Westfield,  he served as a Vice President in the Equity
Research Department of Harbor Capital Management since 1997.

                                       C-4

Mr.  Emerman and Mr.  Meyers are  eligible for a fixed base salary and an annual bonus. The bonus is based on their individual  overall  performance,  as well as the financial performance of the company.  Specific performance criteria include the  quantity  and  quality  of  recommendations  submitted  to  the  investment
committee,  as  well  as  attitude,  teamwork,   communication  and  motivation.
Individual  performance  attribution is also reviewed.  Both Mr. Emerman and Mr.
Meyers may also receive stock options from  Westfield's  parent company,  Boston
Private Financial  Holdings.  As members of the investment  committee,  they may
each  receive  a  bonus  derived  from  the  performance   fees  earned  on  the
partnerships, as distributed under the discretion of the portfolio manager.

Mr.  Muggia and Mr.  Bauernfeind  are  eligible  for a fixed base  salary and an annual bonus,  which is paid the month after year end. The bonus is based on the overall  financial  performance of the company and can vary depending on company results.  They are also eligible to participate in the Boston Private  Financial
Holdings  Deferred  Compensation  Plan. Each may also receive stock options from
Westfield's  parent company,  Boston Private Financial  Holdings.  Mr. Muggia is also entitled to receive,  and has  discretion to  distribute,  a portion of the performance fees earned on the partnerships.

In addition to the Fund,  Mr.  Muggia is the lead manager of 8 other  registered investment  companies,  with $2.97 billion in total assets under  management;  3 pooled  investment  vehicles other than registered  investment  companies,  with
$506.6 million in total assets under  management;  and 512 other accounts,  with
$6.2  billion  in total  assets  under  management.  Of the 523  total  accounts managed, 16 accounts, with total assets under management of $1.4 billion, charge a performance fee.

In addition to the Fund, Mr. Bauernfeind  manages 8 other registered  investment companies,  with  $2.97  billion  in total  assets  under  management;  1 pooled investment  vehicle  other  than  registered  investment  companies,  with $19.4 million in total assets under  management;,  and 513 other  accounts,  with $6.2 billion in total assets under management.  Of the 522 total accounts managed, 14 accounts,  with  total  assets  under  management  of $910.6  million,  charge a performance fee.

In  addition  to the Fund,  Mr.  Meyers  manages 8 other  registered  investment companies,  with  $2.97  billion  in total  assets  under  management;  1 pooled investment  vehicle  other  than  registered  investment  companies,  with $19.4 million in assets under  management;  511 other  accounts,  with $6.2 billion in total assets under management.  Of the 520 total accounts managed,  14 accounts, with total assets under management of $910.6 million charge a performance fee.

In addition  to the Fund,  Mr.  Emerman  manages 8 other  registered  investment companies,  with  $2.97  billion  in total  assets  under  management;  1 pooled investment  vehicle  other  than  registered  investment  companies,  with $19.4 million in assets under  management;  513 other  accounts,  with $6.2 billion in total assets under management.  Of the 522 total accounts managed,  14 accounts, with total assets under management of $910.6 million charge a performance fee.

Mazama Capital Management ("Mazama")

Messrs.  Ronald A. Sauer and  Stephen C.  Brink,  and Ms.  Gretchen M. Novak are
jointly responsible for the day-to-day  management of Mazama's allocated portion of the Fund's

                                       C-5

portfolio.  The compensation  that each portfolio manager receives consists of a base  salary and  performance-based  incentive  compensation.  Performance-based incentive  compensation  is based on the portfolio  management  fees received by
Mazama for all accounts under management.

In  addition  to the Fund,  the team  manages:  10 other  registered  investment companies,  with $1.4  billion in total assets  under  management;  and 75 other accounts,  with $5.3 billion in total assets under management (of those 75 other accounts, 2 accounts with total assets under management of $235 million, charges a performance fee).

MGI US Small/Mid Cap Value Equity Fund

AQR Capital Management, LLC ("AQR")

Messrs.  Clifford S. Asness,  Robert J. Krail,  and John M. Liew are jointly and primarily  responsible for the day-to-day  management of AQR's allocated portion of the Fund's  portfolio.  The compensation that each portfolio manager receives consists of a combination of salary, a partnership share of AQR's revenues,  and retirement  benefits.  As majority owners of AQR, the three  portfolio  managers receive  the vast  majority  of their  compensation  in the form of  partnership distributions from the revenues of AQR.

In addition to the Fund, the portfolio  managers  manage three other  registered investment  companies,  with  $719,974,419 in total assets under  management (of those three registered investment  companies,  none charge performance fees); 35 pooled  investment  vehicles other than registered  investment  companies,  with
$8,694,223,083  in total assets under management (of those 35 pooled  investment vehicles,  31 pooled investment vehicles,  with total assets under management of
$7,449,552,657,   charge  performance   fees);  and  48  other  accounts,   with
$15,636,175,882  in total assets under  management (of those 48 other  accounts, twelve accounts, with total assets under management of $5,573,533,123,  charge a performance fee).

NWQ Investment Management Company, LLC (NWQ")

Ms.  Phyllis  G.  Thomas,  CFA,  is  primarily  responsible  for the  day-to-day management  of NWQ's  allocated  portion of the  Fund's  portfolio.  Ms.  Thomas participates in a highly competitive  compensation structure with the purpose of
attracting  and  retaining  the  most  talented  investment   professionals  and
rewarding  them  through a total  compensation  program as  determined  by NWQ's executive  committee.  The total  compensation  program  consists of both a base salary  and an annual  bonus  that can be a  multiple  of the base  salary.  Ms.
Thomas'  performance  is formally  evaluated  annually and based on a variety of factors.  Bonus  compensation  is primarily a function of NWQ's  overall  annual
profitability  and  Ms.  Thomas'  contribution,   as  measured  by  the  overall
investment performance of client portfolios in the strategy she manages relative to the  strategy's  general  benchmark for one,  three and five year periods (as applicable),  as well as an objective  review of stock  recommendations  and the quality of primary research,  and subjective review of Ms. Thomas' contributions to portfolio strategy, teamwork, collaboration and work ethic.

                                       C-6

The total compensation package for Ms. Thomas includes an equity-like  incentive for purchase  (whose  value is  determined  by various  factors,  including  the increase in  profitability  of NWQ over time).  NWQ is a  subsidiary  of Nuveen, which has augmented  this incentive  compensation  annually  through  individual awards from a stock option pool, as determined  through a collaborative  process between Nuveen and the NWQ executive committee.

In addition to the Fund,  as of April 30, 2006,  Ms.  Thomas  managed four other
registered  investment  companies,   with  $78,506,525  in  total  assets  under
management  (of  those  four  registered  investment  companies,   none  charged
performance  fees);  no other pooled  investment  vehicles other than registered investment  companies;  and 3,986 other accounts,  with  $1,029,363,982 in total assets  under  management  (of  those  3,986  other  accounts,  none  charged  a performance fee).

Wells Capital Management ("WCM")

Messrs.  Dale  Benson  and  Mark  Cooper  are  responsible  for  the  day-to-day management of WCM's  allocated  portion of the Fund's  portfolio.  The portfolio managers are compensated with a fixed cash salary, incentive compensation (i.e., a  bonus),  and  retirement  benefits.  Incentive  compensation  for the  team's portfolio managers is determined annually,  and is designed to reward investment
expertise,   outstanding  relative  performance,   and  business  success.  Each
portfolio manager is evaluated based on several key factors, which influence the amount of incentive compensation, including: team investment performance for all accounts under management  (which considers the Fund's pre-tax  performance over the course of the  calendar  year) as  measured  against the  Wilshire  DowJones
Microcap Index, contributions to the investment process, risk management, client service, and overall success of the team.

In addition to the Fund,  Messrs.  Benson and Cooper manage 134 other  accounts, with $2.1 billion in total assets under management.

MGI Non-US Core Equity Fund

AllianceBernstein L.P. ("Alliance")

Compensation for Alliance's investment  professionals typically consists of base salary and  incentive  compensation.  The bonus pool is a function of Alliance's pre-tax,  pre-bonus  profitability  and is allocated by Alliance's  Compensation
Committee.   Alliance  requires  that  approximately  40%  of  annual  incentive compensation for the professional staff be taken in deferred form with four-year vesting and that at least half of this amount be placed in Alliance's investment services. Total compensation packages are competitive by industry standards. The mix of remuneration elements varies according to the seniority of employees.

More  specifically,  as  far as  the  compensation  of  Alliance's  analysts  is concerned, chief investment officers, senior portfolio managers and directors of research  from all parts of the world  evaluate the  performance  of  Alliance's analysts.  The results are used as a basis for pay awards.  Three main  criteria are

                                       C-7

used to  evaluate  Alliance's  growth  equity  and fixed  income  analysts:  the performance  of their  research  recommendations  and  their  advocacy  of those recommendations;  the quality of their research;  and their productivity.  Three main  criteria  are used to  evaluate  Alliance's  value  equity  analysts:  the analyst's breadth and depth of research knowledge; the level of attentiveness to forecasts and market  movements;  and the  quantitative  review of productivity.
Regarding portfolio management  compensation,  pay levels are determined using a combination of objective  performance  measures (such as unit  profitability and corporate performance) and more subjective factors. In the latter area, Alliance makes an assessment of the  contributions  made by the  individual to Alliance's clients' performance and to the firm.  Considerations  include: the individual's
involvement  in  the  research   process  and  in  other  aspects  of  portfolio
management;   his  or  her  success  in  establishing  and  maintaining   client
relationships;  ability  to  attract  talent  and  build  a team of  staff;  and managerial skills.

Alliance  continues to review ways to best align portfolio manager  compensation with client  investment  returns and to review ways to ensure that  analysts are motivated to communicate their research convictions to portfolio management.

     Alliance (International Strategic Value)

In addition to the Fund,  the Global Value  Investment  Policy Group  manages 49 registered investment companies with $6.2 billion in assets under management (of those 49 other registered investment companies, 1 registered investment company, with total assets under  management  of $602.3  million,  charges a  performance fee);  3 other  pooled  investment  vehicles  other than  registered  investment companies  with $5.2  billion in total  assets  under  management;  and 10 other accounts with $323 million in total assets under management.

     Alliance (International Large Cap Growth)

In  addition to the Fund,  the  International  Large Cap Growth team  manages 16 other  registered  investment  companies  with  $5.0  billion  in  assets  under management  (of those 16 other  registered  investment  companies,  2 registered investment companies, with total assets under management of $1.9 billion, charge a performance  fee); 3 other pooled  investment  vehicles other than  registered investment companies with $115.6 million in total assets under management; and 1 other account with $35.3 million in total assets under management.

Grantham, Mayo, Van Otterloo & Company, LLC ("GMO")

The following  information relates to Dr. Tom Hancock,  the senior member of the
International  Quantitative Division responsible for coordinating the management of the Fund's portfolio.  The compensation that Dr. Hancock receives consists of a base salary,  a partnership  interest in the firm's  profits,  and possibly an
additional,   discretionary   bonus.   The   compensation   program   does   not
disproportionately   reward   out-performance  by  higher   fee/performance  fee
products.

In addition to the Fund,  Dr.  Hancock  manages 15 other  registered  investment companies,  with  $15.7  billion  in total  assets  under  management;  5 pooled investment  vehicles  other  than  registered  investment  companies,  with $1.9 billion in total  assets under  management;  and 34 other  accounts,  with $10.6 billion  in total  assets  under  management  (of  those 34  other  accounts,  6 accounts, with total assets under management of $2.3 billion, charge performance fees).

                                       C-8

Lazard Asset Management LLC ("Lazard")

James M.  Donald is  primarily  responsible  for the  day-to-day  management  of
Lazard's allocated portion of the Fund's portfolio.  Lazard's portfolio managers are generally  responsible for managing  multiple types of accounts that may, or may not, have  investment  objectives,  strategies,  risks,  and fees similar to those of the Fund.  The  portfolio  manager  responsible  for managing  Lazard's allocated  portion  of the Fund may also  manage  other  sub-advised  registered investment companies,  collective investment trusts,  unregistered funds, and/or other pooled investment vehicles, separate accounts,  separately managed account programs (often referred to as "wrap accounts"), and model portfolios.

Lazard  compensates  portfolio  managers  by  a  competitive  salary  and  bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus  are  paid in  cash.  Portfolio  managers  are  compensated  based  on the performance  of the  aggregate  group of  portfolios  managed  by the  portfolio managers  rather  than for a  specific  fund or  account.  Various  factors  are considered in the determination of a portfolio  manager's  compensation.  All of the portfolios managed by a portfolio manager are  comprehensively  evaluated to determine his or her positive and consistent performance contribution over time.
Further  factors  include  the  amount of assets in the  portfolios,  as well as qualitative  aspects that  reinforce  Lazard's  investment  philosophy,  such as leadership, teamwork, and commitment.

Total  compensation is not fixed, but rather is based on the following  factors:
(i)  maintenance  of current  knowledge  and opinions on companies  owned in the portfolio;  (ii) generation and development of new investment  ideas,  including the quality of security analysis and  identification of appreciation  catalysts;
(iii) ability and  willingness  to develop and share ideas on a team basis;  and
(iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager's  quantitative  performance as measured by his or her ability to make  investment  decisions that contribute to the pre-tax  absolute and relative  returns of the accounts  managed by them, by comparison of each account to a  predetermined  benchmark  over the current year and the  longer-term  performance  (3-, 5- or 10-year,  if  applicable)  of such account,  as well as performance of the account  relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

Portfolio  managers  also have an interest in the Lazard  Asset  Management  LLC
Equity Plan, an equity based incentive program for Lazard Asset Management.  The plan offers permanent equity in Lazard Asset Management to a significant  number of its professionals,  including portfolio managers,  as determined by the Board of  Directors  of Lazard Asset  Management,  from time to time.  This plan gives
certain  Lazard   employees  a  permanent  equity  interest  in  Lazard  and  an opportunity to participate in the future growth of Lazard.

In addition,  effective May 4, 2005,  the Lazard Ltd 2005 Equity  Incentive Plan
was adopted and approved by the Board of Directors of Lazard Ltd. The purpose of this  plan is to  give  the  company  a  competitive  advantage  in  attracting,
retaining  and  motivating  officers,  employees,   directors,  advisors  and/or
consultants and to provide the company and its  subsidiaries and affiliates with a stock plan providing incentives directly linked to shareholder value.

                                       C-9

In  addition  to the Fund,  Mr.  Donald  manages 6 other  registered  investment companies  with  $2.52  billion  in  assets  under  management;  2 other  pooled investment vehicles other than registered investment companies with $263 million in total assets under  management;  and 151 other  accounts with $2.3 billion in total assets under. None of foregoing accounts charge a performance fee.

MGI Core Opportunistic Fixed Income Fund

BlackRock Advisors, Inc. ("BlackRock")

Messrs.  Keith  Anderson  and  Scott  Amero  are  jointly  responsible  for  the day-to-day  management of BlackRock's allocated portion of the Fund's portfolio.
For  managing  BlackRock's  allocated  portion  of the  Fund's  portfolio,  each portfolio  manager  receives  base  compensation  from  BlackRock  based  on the manager's  seniority and/or position with the firm, which may include the amount of assets  supervised and other  management  roles within the firm. In addition, each portfolio manager may receive  discretionary  compensation,  which can be a substantial  portion  of  total  compensation.  Discretionary  compensation  can include  a cash  bonus,  as well as one or  more  of the  following  components:
deferred  compensation  and  long-term  incentive   compensation;   options  and
restricted stock awards; employee stock purchase and 401(k) plans.

In addition to the Fund, Mr.  Anderson  manages,  or is a member of a management team for, 24 other registered investment companies,  with $15.4 billion in total assets under  management;  40 pooled  investment  vehicles other than registered investment  companies,  with $14.2 billion in total assets under  management (of those 40 pooled  investment  vehicles,  4, with total assets under management of
$3.1  billion,  charge  performance  fees);  and 373 other  accounts with $117.4 billion  in total  assets  under  management  (of those 373 other  accounts,  21 accounts, with total assets under management of $6.9 billion, charge performance fees).

In addition to the Fund, Mr. Amero manages,  or is a member of a management team for,  29 other  registered  investment  companies,  with $17.9  billion in total assets under  management;  47 pooled  investment  vehicles other than registered investment  companies,  with $15.1 billion in total assets under  management (of those 47 pooled  investment  vehicles,  4, with total assets under management of
$3.1 billion,  charge  performance  fees);  and 373 other accounts,  with $117.4 billion  in total  assets  under  management  (of those 373 other  accounts,  21 accounts, with total assets under management of $6.4 billion, charge performance fees).

Western Asset Management Company ("WAMCo")

A team of investment  professionals at WAMCo, led by Chief Investment Officer S.
Kenneth Leech,  Deputy Chief  Investment  Officer Stephen A. Walsh and Portfolio
Managers Edward A. Moody,  Carl L. Eichstaedt and Mark Lindbloom manages WAMCo's allocated portion of the Fund's assets. Mr. Leech and Mr. Walsh serve as co-team leaders  responsible for day-to-day  strategic  oversight of Western's allocated portion of the Fund's investments and for supervising the day-to-day  operations of the various sector  specialist teams dedicated to the specific asset classes.
Mr. Moody,  Mr.  Eichstaedt,  and Mr.  Lindbloom are  responsible  for portfolio structure,  including sector  allocation,  duration weighting and term structure decisions.

                                      C-10

The  compensation  that the portfolio  managers receive for serving as portfolio managers  of the  Fund  consists  of a base  salary,  employee  benefits,  and a retirement plan. In addition,  the portfolio  managers are eligible for bonuses, which are completely  discretionary.  The majority of each  portfolio  manager's bonus is tied directly to investment  performance versus appropriate peer groups and  benchmarks.  Because the portfolio  managers are  responsible  for managing multiple accounts with similar investment  strategies,  their bonus compensation is based on the performance of the aggregate group of similar  accounts,  rather than a specific account.

In  addition to the Fund,  Messrs.  Leech and Walsh  manage 90 other  registered investment  companies,  with  approximately  $42.4 billion in total assets under management;  20 pooled  investment  vehicles  other than  registered  investment companies,  with  approximately  $21.9 billion in total assets under management;
and 886 other accounts,  with approximately $215.6 billion in total assets under management (of those 886 other  accounts,  48 accounts,  with total assets under management of $13.5 billion, charge performance fees).

In  addition  to the  Fund,  Mr.  Moody  manages 3 other  registered  investment companies, with approximately $666 million in total assets under management; and
107 other  accounts,  with  approximately  $17.1  billion in total  assets under management (of those 107 other  accounts,  10 accounts,  with total assets under management of $3.0 billion, charge performance fees).

In addition to the Fund, Mr. Eichstaedt  manages 11 other registered  investment companies, with approximately $3.1 billion in total assets under management; and
96 other  accounts,  with  approximately  $20.5  billion in total  assets  under management  (of those 96 other  accounts,  3 accounts,  with total  assets under management of $929 million, charge performance fees).

In addition to the Fund, Mr.  Lindbloom  manages 4 other  registered  investment companies, with approximately $1.3 billion in total assets under management; and
13 other  accounts,  with  approximately  $2.1  billion  in total  assets  under management.

MGI High Yield Fixed Income Fund

MacKay Shields LLC ("MacKay")

Dr. Dan Roberts and Messrs. Cohen, Kimble, and Wagensell are responsible for the day-to-day  management  of the Fund.  The  portfolio  managers,  as employees of
MacKay,  receive  remuneration  from MacKay. In addition to their base salaries, the portfolio managers,  along with all other MacKay employees,  are eligible to participate in an incentive bonus pool. An employee's participation in the bonus pool is based upon the employee's  performance and the  profitability of MacKay.
The  portfolio  managers,  along  with other  senior  employees  of MacKay,  are eligible to participate in a phantom stock plan.

In addition to the Fund, the MacKay  Shields' High Yield Active Core  Investment
Team (the "High Yield Team") manages one other  registered  investment  company, with $10  million  in assets  under  management  (and  which  does not  charge a performance  fee);  8 other pooled  investment  vehicles  other than  registered investment  companies,  with $676 million in total assets under  management  (of those 8 other pooled investment  vehicles,  one pooled investment vehicle,  with total assets under management of $82.5 million,  charges a performance fee); and
12 other

                                      C-11

accounts,  with $2.216  billion in total  assets under  management  (of those 12 other accounts, 2 accounts,  with total assets under management of $128 million, charge a performance fee).

MGI US Short Maturity Fixed Income Fund

Aberdeen Asset Management, Inc. ("Aberdeen")

Messrs. Gary Bartlett, Warren A. Davis, Thomas J. Flaherty, Daniel R. Taylor, J.
Christopher  Gagnier,  and Timothy C. Vile are  responsible  for the  day-to-day management  of the Fund.  The  portfolio  managers,  as  employees  of Aberdeen, receive  remuneration from Aberdeen and/or its affiliates.  In addition to their base salary and  performance-related  bonus,  Aberdeen investment  professionals receive a competitive benefits package and participation in a company-wide stock ownership plan. Key executives  participate in a substantial  stock option plan, as well as cash-backed and equity-backed long term incentive plans.  Appropriate retention and incentive  arrangements have been put into place for the portfolio managers,  including,  in  some  cases,  participation  in  the  Aberdeen  Asset
Management 2005 Long Term Incentive Plan.

Discretionary  bonuses for Aberdeen  employees are based on a combination of the team and the  individual's  performance.  The  weighting  of these  two  factors varies, but on average would be 50%/50%. Overall participation in team meetings, generation of original  research ideas,  and contribution to presenting the team externally are also contributory factors. Bonuses may be 100% of salary or more;
equity  incentives  could provide a  substantially  greater part of compensation over the longer term of three years or more.

In  addition  to the  Fund,  the  team  manages  8 other  registered  investment companies  with  $3.3  billion  in  assets  under  management;  14 other  pooled investment vehicles other than registered investment companies with $3.2 billion in total assets under  management;  and 156 other accounts with $17.4 billion in total assets under  management (of those 156 other  accounts,  2 accounts,  with total assets under management of $137 million, charge a performance fee).

                                       C-12

                                    MGI FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Registrant's  Amended and Restated  Agreement and  Declaration of
               Trust,  effective as of May 16, 2005, is  incorporated  herein by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on August 5, 2005.

          (2)  Registrant's  Certificate  of Trust,  as filed  with the State of
               Delaware on March 11, 2005, is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.

     (b)  By-Laws.

          (1)  Registrant's  Amended and Restated  By-laws,  effective as of May
               16, 2005, is incorporated herein by reference to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on August 5, 2005.

     (c)  Instruments Defining Rights of Security Holders.

          See Article III, "Shares," and Article V, "Shareholders' Voting Powers
          and Meetings," of the Registrant's  Amended and Restated Agreement and
          Declaration  of  Trust,   incorporated  herein  by  reference  to  the
          Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.

          See also,  Article II,  "Meetings of  Shareholders,"  and Article VII,
          "General  Matters," of the Registrant's  Amended and Restated By-laws, incorporated  herein by  reference  to the  Registrant's  Registration
          Statement  on Form  N-1A as filed  with the SEC via EDGAR on August 5,
          2005.

     (d)  Investment Advisory Contracts.

          (1)  Investment Management Agreement between the Registrant and Mercer
               Global  Investments,  Inc., is  electronically  filed herewith as
               Exhibit No. EX-99.d.1.

               (i)  Fee   Waiver/Expense   Limitation   Agreement   between  the
                    Registrant   and  Mercer   Global   Investments,   Inc.   is
                    electronically filed herewith as Exhibit No. EX-99.d.1.i.

          (2)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI US Large Cap Growth  Equity  Fund,  and Enhanced
               Investment Technologies,  LLC is incorporated herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (3)  Sub-Advisory Agreement between Mercer Global Investments, LLC, on behalf of MGI US Large Cap Growth Equity Fund,  and Sands Capital
               Management  L.P.  is  incorporated  herein  by  reference  to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (4)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI US Large Cap Value Equity Fund, and Lord, Abbett
               & Co. LLC is incorporated herein by reference to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on August 5, 2005.

          (5)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on  behalf  of MGI US Large  Cap  Value  Equity  Fund,  and Pzena
               Investment  Management LLC is incorporated herein by reference to the  Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (6)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on  behalf  of MGI US  Small/Mid  Cap  Growth  Equity  Fund,  and
               Westfield Capital Management Company,  LLC is incorporated herein by reference to the Registrant's  Registration  Statement on Form
               N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (7)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI US Small/Mid Cap Growth Equity Fund,  and Mazama
               Capital  Management,  Inc. is incorporated herein by reference to the  Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (8)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI US Small/Mid  Cap Value  Equity Fund,  and Wells
               Capital  Management   Incorporated  is  incorporated   herein  by
               reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on August 5, 2005.

          (9)  Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI Non-US Core Equity Fund, and Grantham, Mayo, Van
               Otterloo & Co.,  LLC is  incorporated  herein by reference to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (10) Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on  behalf  of MGI Core  Opportunistic  Fixed  Income  Fund,  and
               Blackrock  Advisors,  Inc. is incorporated herein by reference to the  Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

          (11) Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on  behalf  of MGI Core  Opportunistic  Fixed  Income  Fund,  and
               Western  Asset  Management  Company  is  incorporated  herein  by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on August 5, 2005.

          (12) Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on  behalf  of MGI US  Short  Maturity  Fixed  Income  Fund,  and
               Aberdeen Asset Management Inc. is  electronically  filed herewith as Exhibit No. EX-99.d.12.

          (13) Form of Sub-Advisory Agreement between Mercer Global Investments,
               Inc.,   on  behalf  of  MGI  Non-US   Core   Equity   Fund,   and
               AllianceBernstein  L.P.,  is  electronically  filed  herewith  as
               Exhibit No. EX-99.d.13.

          (14) Form of Sub-Advisory Agreement between Mercer Global Investments,
               Inc., on behalf of MGI Non-US Core Equity Fund,  and Lazard Asset
               Management LLC, is  electronically  filed herewith as Exhibit No.
               EX-99.d.14.

          (15) Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI US  Small/Mid  Cap Value  Equity  Fund,  and AQR
               Capital  Management,  LLC, is  electronically  filed  herewith as
               Exhibit No. EX-99.d.15.

          (16) Sub-Advisory  Agreement between Mercer Global Investments,  Inc., on behalf of MGI US  Small/Mid  Cap Value  Equity  Fund,  and NWQ
               Investment  Management  Company,  LLC,  is  electronically  filed herewith as Exhibit No. EX-99.d.16.

          (17) Form of Sub-Advisory Agreement between Mercer Global Investments,
               Inc.,  on behalf of MGI High Yield Fixed Income Fund,  and MacKay
               Shields  LLC,  is  electronically  filed  herewith as Exhibit No.
               EX-99.d.17.

     (e)  Underwriting Contracts.

          (1)  Underwriting  Agreement  between  the  Registrant  and MGI  Funds
               Distributors,  Inc. is  incorporated  herein by  reference to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (i)  Amendment  to  Exhibit A of the  Underwriting  Agreement  is
                    electronically filed herewith as Exhibit No. EX-99.e.1.i.

     (f)  Bonus or Profit Sharing Contracts.

          Not  Applicable.

     (g)  Custodian Agreements.

          (1)  Custodian  Agreement  between the Registrant and Investors Bank &
               Trust  Company  is  incorporated   herein  by  reference  to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.

               (i)  Amendment  to  Appendix  A of  the  Custodian  Agreement  is
                    electronically filed herewith as Exhibit No. EX-99.g.1.i.

          (2)  Delegation  Agreement between the Registrant and Investors Bank &
               Trust  Company is  electronically  filed  herewith as Exhibit No.
               EX-99.g.2.

     (h)  Other Material Contracts.

          (1)  Administration  Agreement  between the  Registrant  and Investors
               Bank & Trust Company is electronically  filed herewith as Exhibit
               No. EX-99.h.1.

          (2)  Transfer  Agency  Services  Agreement  between the Registrant and
               PFPC  Inc.  is  electronically  filed  herewith  as  Exhibit  No.
               EX-99.h.2.

          (3)  Selling/Services  Agreement  between the  Registrant and MGI Fund
               Distributors,  Inc. is  electronically  filed herewith as Exhibit
               No. EX-99.h.3.

          (4)  Administrative  Services  Agreement  between the  Registrant  and
               Mercer Global Investments,  Inc. is electronically filed herewith as Exhibit No. EX-99.h.4.

     (i)  Legal Opinion.

          (1)  Legal Opinion of Stradley,  Ronon,  Stevens & Young, LLP, counsel to the Registrant,  is  electronically  filed herewith as Exhibit
               No. EX-99.i.1.

     (j)  Other Opinions.

          (1)  Consent of Independent  Registered Public Accounting Firm for the
               Registrant,  is  electronically  filed  herewith  as Exhibit  No.
               EX-99.j.1.

          (2)  Powers of Attorney.

               (a)  Power of Attorney appointing David M. Goldenberg, Cynthia Lo
                    Bessette,   Bruce   G.   Leto  and   Mark  A.   Sheehan   as
                    attorneys-in-fact  and agents to  Phillip de Cristo,  Robert
                    Ash, Adela Cepeda and Harrison M. Bains,  is  electronically filed herewith as Exhibit No. EX-99.j.2.a

     (k)  Omitted Financial Statements.

          Not  Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter  of   Understanding   Relating   to  Initial   Capital  is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form N-1A as filed with the SEC via EDGAR on August
               5, 2005.

     (m)  Rule 12b-1 Plan.

          (1)  Marketing  and  Shareholder  Services  Plan,  related  to Class S
               Shares,   is   electronically   filed  herewith  as  Exhibit  No.
               EX-99.m.1.

          (2)  Marketing and  Shareholder  Services  Plan,  related to Class Y-1
               Shares,   is   electronically   filed  herewith  as  Exhibit  No.
               EX-99.m.2.

     (n)  Rule 18f-3 Plan.

          (1)  Multiple  Class Plan  pursuant to Rule 18f-3,  effective  May 25,
               2006,   on  behalf  of  each   series   of  the   Registrant   is
               electronically filed herewith as Exhibit No. EX-99.n.1.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant and Mercer Global Investments,
               Inc., the investment  adviser of the Registrant,  is incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

          (2)  Code of Ethics,  amended as of  December  6,  2005,  of  Enhanced
               Investment  Technologies,  LLC,  sub-adviser  of MGI US Large Cap
               Growth Equity Fund, is  electronically  filed herewith as Exhibit
               No. EX-99.p.2.

          (3)  Code of Ethics of Sands Capital  Management  LLC,  sub-adviser of
               MGI US Large Cap Growth  Equity Fund, is  incorporated  herein by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on June 29, 2005.

          (4)  Code of Ethics,  amended as of November 15, 2005, of Lord, Abbett
               & Co. LLC,  sub-adviser of MGI US Large Cap Value Equity Fund, is electronically filed herewith as Exhibit No. EX-99.p.4.

          (5)  Code of Ethics of Pzena Investment Management LLC, sub-adviser of
               MGI US Large Cap Value Equity  Fund,  is  incorporated  herein by reference to the Registrant's Registration Statement on Form N-1A
               as filed with the SEC via EDGAR on June 29, 2005.

          (6)  Code of Ethics,  amended as of May 16, 2005, of Westfield Capital
               Management  Company,  LLC,  sub-adviser  of MGI US Small/Mid  Cap
               Growth Equity Fund, is  electronically  filed herewith as Exhibit
               No. EX-99.p.6.

          (7)  Code of Ethics of Mazama Capital Management, Inc., sub-adviser of
               MGI US Small/Mid Cap Growth Equity Fund, is  incorporated  herein by reference to the Registrant's  Registration  Statement on Form
               N-1A as filed with the SEC via EDGAR on June 29, 2005.

          (8)  Code  of  Ethics  of  Wells  Capital   Management   Incorporated,
               sub-adviser  of  MGI US  Small/Mid  Cap  Value  Equity  Fund,  is
               incorporated herein by reference to the Registrant's Registration
               Statement  on Form  N-1A as filed  with the SEC via EDGAR on June
               29, 2005.

          (9)  Code of Ethics,  amended as of October  26,  2005,  of  Grantham,
               Mayo,  Van Otterloo & Co.,  LLC,  sub-adviser  of MGI Non-US Core
               Equity  Fund,  is  electronically  filed  herewith as Exhibit No.
               EX-99.p.9.

          (10) Code of Ethics,  amended as of January  13,  2006,  of  Blackrock
               Advisors,  Inc.,  sub-adviser  of MGI  Core  Opportunistic  Fixed
               Income  Fund,  is  electronically  filed  herewith as Exhibit No.
               EX-99.p.10.

          (11) Code of Ethics of Western Asset Management  Company,  sub-adviser of MGI Core  Opportunistic  Fixed  Income Fund,  is  incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

          (12) Code of Ethics of MGI Funds  Distributors,  Inc.,  underwriter of the  Registrant,  is  incorporated  herein  by  reference  to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

          (13) Code of Ethics of Aberdeen Asset Management Inc.,  sub-adviser of
               MGI Core Opportunistic Fixed Income Fund, is electronically filed herewith as Exhibit No. EX-99.p.13.

          (14) Code of  Ethics of  AllianceBernstein  L.P.,  sub-adviser  of MGI
               Non-US Core Equity  Fund,  is  electronically  filed  herewith as
               Exhibit No. EX-99.p.14.

          (15) Code of Ethics of Lazard Asset Management LLC, sub-adviser of MGI
               Non-US Core Equity  Fund,  is  electronically  filed  herewith as
               Exhibit No. EX-99.p.15.

          (16) Code of Ethics of AQR Capital Management, LLC, sub-adviser of MGI
               US  Small/Mid  Cap Value  Equity Fund,  is  electronically  filed herewith as Exhibit No. EX-99.p.16.

          (17) Code  of  Ethics  of  NWQ  Investment  Management  Company,  LLC,
               sub-adviser  of  MGI US  Small/Mid  Cap  Value  Equity  Fund,  is
               electronically filed herewith as Exhibit No. EX-99.p.17.

          (18) Code of Ethics of MacKay  Shields  LLC,  sub-adviser  of MGI High
               Yield Fixed  Income Fund,  is  electronically  filed  herewith as
               Exhibit No. EX-99.p.18.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          None.

ITEM 25. INDEMNIFICATION

     Under the  terms of the  Delaware  Statutory  Trust  Act  ("DSTA")  and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

     Subject to the standards and  restrictions  set forth in the Declaration of
Trust,  DSTA,  Section  3817,  permits a statutory  trust to indemnify  and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

     (a)  Indemnification  of the  Trustees and  officers of the  Registrant  is provided for in Article VII of the Registrant's  Amended and Restated  Agreement
and Declaration of Trust effective May 16, 2005, as filed with the SEC via EDGAR on August 5, 2005;

     (b) Investment  Advisory Agreement between the Registrant and Mercer Global
Investments,  Inc.,  as provided  for in Section 10 of the  Agreement,  as filed herewith as Exhibit No. EX-99.d.1;

     (c)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf  of  MGI US  Large  Cap  Growth  Equity  Fund,  and  Enhanced  Investment
Technologies, LLC as provided for in Section 10 of the Agreement is incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on August 5, 2005;

     (d)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Large Cap Growth Equity Fund, and Sands Capital  Management LLC
as  provided  for in  Section  10 of the  Agreement  is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (e)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Large Cap Value  Equity  Fund,  and Lord,  Abbett & Co.  LLC as
provided for in Section 10 of the Agreement is incorporated  herein by reference to the  Registrant's  Registration  Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (f)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Large Cap Value Equity Fund,  and Pzena  Investment  Management
LLC as provided  for in Section 10 of the  Agreement is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (g)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US  Small/Mid  Cap  Growth  Equity  Fund,  and  Westfield  Capital
Management  Company,  LLC as  provided  for in  Section 10 of the  Agreement  is incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (h)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf  of  MGI  US  Small/Mid  Cap  Growth  Equity  Fund,  and  Mazama  Capital
Management,  Inc. as provided for in Section 10 of the Agreement is incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on August 5, 2005;

     (i)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Small/Mid Cap Value Equity Fund,  and Wells Capital  Management
Incorporated  as provided  for in Section 10 of the  Agreement  is  incorporated herein by reference to the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on August 5, 2005;

     (j)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Non-US Core Equity Fund,  and Grantham,  Mayo, Van Otterloo & Co.,
LLC as provided  for in Section 10 of the  Agreement is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (k)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Core Opportunistic Fixed Income Fund, and Blackrock Advisors, Inc.
as  provided  for in  Section  10 of the  Agreement  is  incorporated  herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (l)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Core Opportunistic Fixed Income Fund, and Western Asset Management
Company as provided for in Section 10 of the Agreement is incorporated herein by reference to the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (m)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI US Short Maturity Fixed Income Fund, and Aberdeen Asset Management
Inc.,  as  provided  for in Section 10 of the  Agreement,  as filed  herewith as
Exhibit No. EX-99.d.12;

     (n) Form of Sub-Advisory Agreement between Mercer Global Investments, Inc., on behalf of MGI Non-US  Core  Equity  Fund,  and  AllianceBernstein,  L.P.,  as
provided for in Section 10 of the  Agreement,  as filed  herewith as Exhibit No.
EX-99.d.13;

     (o) Form of Sub-Advisory Agreement between Mercer Global Investments, Inc., on behalf of MGI Non-US Core Equity Fund,  and Lazard Asset  Management  LLC, as
provided for in Section 10 of the  Agreement,  as filed  herewith as Exhibit No.
EX-99.d.14;

     (p)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Small/Mid Cap Value Equity Fund, and AQR Capital Management,  LLC,
as provided for in Section 10 of the Agreement, as filed herewith as Exhibit No.
EX-99.d.15;

     (q)  Sub-Advisory  Agreement  between Mercer Global  Investments,  Inc., on behalf of MGI Small/Mid  Cap Value Equity Fund,  and NWQ  Investment  Management
Company, LLC, as provided for in Section 10 of the Agreement,  as filed herewith as Exhibit No. EX-99.d.16;

     (r) Form of Sub-Advisory Agreement between Mercer Global Investments, Inc., on behalf of MGI High Yield  Fixed  Income  Fund,  and MacKay  Shields  LLC,  as
provided for in Section 10 of the  Agreement,  as filed  herewith as Exhibit No.
EX-99.d.17;

     (s)   Underwriting   Agreement   between  the   Registrant  and  MGI  Funds
Distributors,   Inc.,  as  provided  for  in  Section  9  of  the  Agreement  is incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (t) Custodian  Agreement  between the Registrant and Investors Bank & Trust
Company,  as provided for in Section 15 of the Agreement is incorporated  herein by reference to the  Registrant's  Registration  Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;

     (u) Delegation  Agreement between the Registrant and Investors Bank & Trust
Company,  as provided for in Section 11 of the  Agreement,  as filed herewith as
Exhibit No. EX-99.g.2;

     (v)  Administration  Agreement  between the Registrant and Investors Bank &
Trust Company, as provided for in Section 6 of the Agreement,  as filed herewith as Exhibit No. EX-99.h.1; and

     (w) Transfer  Agency  Services  Agreement  between the  Registrant and PFPC
Inc.,  as  provided  for in Section 12 of the  Agreement,  as filed  herewith as
Exhibit No. EX-99.h.2.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     Mercer Global  Investments,  Inc., a Delaware  corporation,  is a federally registered investment adviser and indirect,  wholly-owned  subsidiary of Marsh &
McLennan Companies,  Inc. Mercer Global Investments,  Inc., is primarily engaged in providing investment  management services.  Additional  information regarding
Mercer  Global  Investments,  Inc.,  and  information  as to  the  officers  and directors of Mercer  Global  Investments,  Inc., is included in its Form ADV, as filed with the U.S.  Securities and Exchange  Commission  ("SEC")  (registration number 801-63730) and is incorporated herein by reference.

     Enhanced Investment  Technologies,  LLC ("INTECH") is a Sub-Adviser for the
Registrant's MGI US Large Cap Growth Equity Fund. INTECH has its principal place of  business  at 2401 PGA Blvd.,  Suite  100,  Palm Beach  Gardens,  FL,  33410.
Additional  information as to INTECH and the directors and officers of INTECH is included in INTECH's Form ADV filed with the  Commission  (File No.  801-60987), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of INTECH and information as to any business, profession,  vocation or employment or a substantial  nature  engaged in by those  officers and directors during the past two years.

     Sands  Capital   Management   LLC  ("Sands")  is  a  Sub-Adviser   for  the
Registrant's  MGI US Large Cap Growth Equity Fund. Sands has its principal place of business at 1100 Wilson Blvd., Suite 3050, Arlington,  VA, 22209.  Additional
information  as to Sands and the  directors and officers of Sands is included in
Sands'  Form ADV  filed  with the  Commission  (File  No.  801-36414),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Sands and information as to any business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Lord,   Abbett  &  Co.  LLC  ("Lord  Abbett")  is  a  Sub-Adviser  for  the
Registrant's  MGI US Large Cap Value Equity Fund.  Lord Abbett has its principal place of  business at 90 Hudson  Street,  Jersey  City,  NJ,  07302.  Additional
information  as to Lord Abbett and the  directors and officers of Lord Abbett is included  in Lord  Abbett's  Form  ADV  filed  with  the  Commission  (File  No.
801-6997), which is incorporated herein by reference and sets forth the officers and directors of Lord Abbett and  information  as to any  business,  profession, vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Pzena  Investment  Management  LLC  ("Pzena")  is  a  Sub-Adviser  for  the
Registrant's  MGI US Small/Mid Cap Growth  Equity Fund.  Pzena has its principal place of  business at 120 West 45th  street,  34th  Floor,  New York,  NY 10036.
Additional  information  as to Pzena and the  directors and officers of Pzena is included in Pzena's  Form ADV filed with the  Commission  (File No.  801-34350), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of Pzena and information as to any business,  profession,  vocation or employment or a substantial  nature  engaged in by those  officers and directors during the past two years.

     Westfield Capital  Management  Company,  LLC ("Westfield") is a Sub-Adviser
for the Registrant's MGI US Small/Mid Cap Growth Equity Fund.  Westfield has its
principal place of business at One Financial  Center,  23rd Floor,  Boston,  MA,
02114.  Additional information as to Westfield and the directors and officers of
Westfield is included in Westfield's  Form ADV filed with the  Commission  (File
No.  801-34350),  which is  incorporated  herein by reference and sets forth the officers  and  directors  of  Westfield  and  information  as to  any  business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Mazama  Capital  Management,  Inc.  ("Mazama")  is a  Sub-Adviser  for  the
Registrant's  MGI US Small/Mid Cap Growth Equity Fund.  Mazama has its principal place of business at One Southwest Columbia Street,  Suite 1500,  Portland,  OR,
97258.  Additional  information  as to Mazama and the  directors and officers of
Mazama is  included  in Mazama's  Form ADV filed with the  Commission  (File No.
801-55010),  which is  incorporated  herein  by  reference  and sets  forth  the officers and directors of Mazama and information as to any business, profession, vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Wells Capital  Management  ("Wells") is a Sub-Adviser for the  Registrant's
MGI US  Small/Mid  Cap  Value  Equity  Fund.  Wells has its  principal  place of business at 525 Market Street, 10th Floor, San Francisco,  CA, 94105. Additional
information  as to Wells and the  directors and officers of Wells is included in
Wells'  Form ADV  filed  with the  Commission  (File  No.  801-21122),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Wells and information as to any business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Grantham,  Mayo,  Van Otterloo & Co., LLC ("GMO") is a Sub-Adviser  for the
Registrant's  MGI  Non-US  Core  Equity  Fund.  GMO has its  principal  place of business at 40 Rowes Wharf, Boston, MA, 02110.  Additional information as to GMO and the  directors  and officers of GMO is included in GMO's Form ADV filed with the Commission (File No. 801-15028),  which is incorporated  herein by reference and sets forth the  officers  and  directors  of GMO and  information  as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     Blackrock   Advisors,   Inc.   ("Blackrock")   is  a  Sub-Adviser  for  the
Registrant's  MGI  Core  Opportunistic  Fixed  Income  Fund.  Blackrock  has its
principal  place of  business  at 40 East  52nd  Street,  New York,  NY,  10022.
Additional  information  as to  Blackrock  and the  directors  and  officers  of
Blackrock is included in Blackrock's  Form ADV filed with the  Commission  (File
No.  801-47710),  which is  incorporated  herein by reference and sets forth the officers  and  directors  of  Blackrock  and  information  as to  any  business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     Western Asset  Management  Company  ("Western")  is a  Sub-Adviser  for the
Registrant's MGI Core Opportunistic Fixed Income Fund. Western has its principal place of business at 385 E. Colorado  Blvd.,  Pasadena,  CA,  91107.  Additional
information  as to Western and the directors and officers of Western is included in Western's Form ADV filed with the Commission (File No.  801-08162),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Western and information as to any business,  profession,  vocation or employment or a substantial  nature engaged in by those  officers and directors  during the past two years.

     Aberdeen  Asset  Management  Inc.  ("Aberdeen")  is a  Sub-Adviser  for the
Registrant's MGI US Short Maturity Fixed Income Fund. Aberdeen has its principal place of business at 1735 Market Street,  37th Floor,  Philadelphia,  PA, 19103.
Additional information as to Aberdeen and the directors and officers of Aberdeen is  included  in  Aberdeen's  Form ADV  filed  with  the  Commission  (File  No.
801-49966),  which is  incorporated  herein  by  reference  and sets  forth  the officers  and  directors  of  Aberdeen  and  information  as  to  any  business, profession,  vocation or employment or a substantial  nature engaged in by those officers and directors during the past two years.

     AllianceBernstein  L.P.  ("AllianceBernstein")  is a  Sub-Adviser  for  the
Registrant's  MGI Non-US Core Equity Fund.  AllianceBernstein  has its principal place  of  business  at 1345  Avenue  of the  Americas,  New  York,  NY,  10105.
Additional information as to AllianceBernstein and the directors and officers of
AllianceBernstein  is  included in  AllianceBernstein's  Form ADV filed with the
Commission (File No. 801-56720),  which is incorporated  herein by reference and sets forth the officers and directors of AllianceBernstein and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     Lazard Asset  Management  ("Lazard") is a Sub-Adviser for the  Registrant's
MGI Non-US Core Equity Fund.  Lazard has its  principal  place of business at 30
Rockefeller Plaza, 59th Floor, New York, NY, 10112. Additional information as to
Lazard and the directors and officers of Lazard is included in Lazard's Form ADV filed with the Commission (File No. 801-61701),  which is incorporated herein by reference and sets forth the officers and directors of Lazard and information as to any business,  profession,  vocation or  employment  or a substantial  nature engaged in by those officers and directors during the past two years.

     AQR Capital  Management,  LLC ("AQR") is a Sub-Adviser for the Registrant's
MGI US Small/Mid Cap Value Equity Fund. AQR has its principal  place of business at Two Greenwich Plaza, 3rd Floor, Greenwich,  CT, 06830. Additional information as to AQR and the  directors  and  officers of AQR is included in AQR's Form ADV filed with the Commission (File No. 801-55543),  which is incorporated herein by reference and sets forth the officers and directors of AQR and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     NWQ Investment  Management  Company,  LLC ("NWQ") is a Sub-Adviser  for the
Registrant's MGI US Small/Mid Cap Value Equity Fund. NWQ has its principal place of business at 2049  Century Park East,  17th Floor,  Los  Angeles,  CA,  90067.
Additional  information  as to NWQ  and the  directors  and  officers  of NWQ is included in NWQ's Form ADV filed with the Commission (File No. 801-61379), which is incorporated herein by reference and sets forth the officers and directors of
NWQ and information as to any business, profession,  vocation or employment or a substantial  nature engaged in by those  officers and directors  during the past two years.

     MacKay Shields LLC  ("MacKay") is a Sub-Adviser  for the  Registrant's  MGI
High Yield Fixed Income Fund.  MacKay has its  principal  place of business at 9
West 57th Street, New York, NY, 10119.  Additional  information as to MacKay and the directors and officers of MacKay is included in MacKay's Form ADV filed with the Commission (File No. 801-05594),  which is incorporated  herein by reference and sets forth the officers and  directors of MacKay and  information  as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  PFPC  Distributors,   Inc.  ("the  Distributor")  is  registered  with  the
     Securities and Exchange  Commission as a  broker-dealer  and is a member of the National  Association  of Securities  Dealers.  As of July 1, 2006, the
     Distributor  acted as principal  underwriter  for the following  investment companies:

            AFBA 5 Star Funds, Inc.
            Atlantic Whitehall Funds Trust
            CRM Mutual Fund Trust
            E.I.I. International Property Fund
            E.I.I. Realty Securities
            GuideStone Funds
            Highland Floating Rate Fund
            Highland Floating Rate Advantage Fund
            Kalmar Pooled Investment Trust
            Matthews Asian Funds
            Metropolitan West Funds
            New Alternatives Fund
            Old Westbury Funds
            The RBB Fund, Inc.
            RS Investment Trust
            Stratton Growth Fund, Inc.
            Stratton Monthly Dividend REIT Shares, Inc.
            The Stratton Funds, Inc.
            Van Wagoner Funds
            Wilshire Mutual Funds, Inc.
            Wilshire Variable Insurance Trust

     Distributed by ABN AMRO Distribution  Services (USA),  Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

            ABN AMRO Funds

     Distributed by BlackRock  Distributors,  Inc., a wholly-owned subsidiary of
     PFPC Distributors, Inc.:

            BlackRock Funds
            BlackRock Bond Allocation Target Shares
            BlackRock Liquidity Funds
            International Dollar Reserve Fund I, Ltd.

     Distributed by MGI Funds Distributors,  Inc., a wholly-owned  subsidiary of
     PFPC Distributors, Inc.:

            MGI Funds

     Distributed by Northern Funds Distributors,  LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

            Northern Funds
            Northern Institutional Funds

(b)  The  Distributor  is a  Massachusetts  corporation  located at 301 Bellevue
     Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned  subsidiary of The PNC Financial
     Services Group, Inc., a publicly traded company.

     The  following is a list of the  directors  and  executive  officers of the
     Distributor:

                              Positions and Offices with     Positions and Offices with
Name and Business Address*          Underwriter                   the Registrant

Brian Burns                   Chairman; Director; President;            None
                              Chief Executive Officer

Michael Denofrio              Director                                  None

Nicholas Marsini              Director                                  None

Rita G. Adler                 Chief Compliance Officer                  None

John Munera                   Anti-Money Laundering Officer             None

Christine P. Ritch            Chief Legal Officer, Assistant            None
                              Secretary; Assistant Clerk

Bradley A. Stearns            Secretary; Clerk                          None

Julie Bartos                  Assistant Secretary; Assistant            None
                              Clerk

Amy Brennan                   Assistant Secretary; Assistant            None
                              Clerk

Craig Stokarski               Treasurer; Chief Financial                None
                              Officer; Financial and
                              Operations Principal

Maria Schaffer                Assistant Treasurer; Controller           None

Bruno DiStefano               Vice President                            None

Susan K. Moscaritolo          Vice President                            None

*    The principal  business  address is 301 Bellevue  Parkway,  Wilmington,  DE
     19809.

(c)  Not Applicable.

ITEM 28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
Investors  Bank & Trust  Co.  with  the  exception  of those  maintained  by the
Registrant's investment advisor, Mercer Global Investments,  Inc., One Investors
Way,  Norwood,  MA, 02062 and 1166 Avenue of the  Americas,  New York,  New York
10036.

Investors  Bank  &  Trust  Co.  provides  general  administrative,   accounting,
portfolio  valuation,  and custodian  services to the Registrant,  including the coordination and monitoring of any third-party  service  providers and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certified  that it  meets  all of the  requirements  for  effectiveness  of this registration  statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of New York,  and State of New York, on the 28th day of
July, 2006.

                                     MGI FUNDS

                                     By:  /s/ Cynthia Lo Bessette
                                          Cynthia Lo Bessette
                                          Vice President, Secretary
                                          and Chief Legal Officer

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

         Signature                   Title                             Date

/s/Robert L. Ash*               Chairman and Trustee              July 28, 2006
Robert L. Ash

/s/Harrison M. Bains, Jr.*      Trustee                           July 28, 2006
Harrison M. Bains, Jr.

/s/Adela Cepeda*                Trustee                           July 28, 2006
Adela Cepeda

/s/Phillip de Cristo*           Trustee, President                July 28, 2006
Phillip de Cristo               and Chief Executive Officer

/s/Richard S. Joseph            Principal Accounting Officer      July 28, 2006
Richard S. Joseph               and Treasurer

     * By:   /s/ Cynthia Lo Bessette
             Cynthia Lo Bessette, Attorney-in-Fact
             (Pursuant to Power of Attorney, as filed herewith)

                                 EXHIBITS INDEX

EXHIBITS                                    EXHIBIT NO.

Investment Management Agreement between
the Registrant and Mercer Global
Investments, Inc.                           EX-99.d.1.

Fee Waiver/Expense Limitation Agreement
between the Registrant and Mercer Global
Investments, Inc.                           EX-99.d.1.i

Sub-Advisory Agreement between Mercer
Global Investments, Inc., on behalf of
MGI US Short Maturity Fixed Income Fund,
and Aberdeen Asset Management Inc.          EX-99.d.12

Form of Sub-Advisory Agreement between
Mercer Global Investments, Inc., on
behalf of MGI Non-US Core Equity Fund,
and AllianceBernstein L.P.                  EX-99.d.13.

Form of Sub-Advisory Agreement between
Mercer Global Investments, Inc., on
behalf of MGI Non-US Core Equity Fund,
and Lazard Asset Management                 EX-99.d.14.

Sub-Advisory Agreement between Mercer
Global Investments, Inc., on behalf of
MGI US Small/Mid Cap Value Equity Fund,
and AQR Capital Management, LLC             EX-99.d.15.

Sub-Advisory Agreement between Mercer
Global Investments, Inc., on behalf of
MGI US Small/Mid Cap Value Equity Fund,
and NWQ Investment Management Company, LLC  EX-99.d.16.

Form of Sub-Advisory Agreement between
Mercer Global Investments, Inc., on
behalf of MGI High Yield Fixed Income
Fund, and MacKay Shields LLC                EX-99.d.17.

Amendment to Exhibit A of the
Underwriting Agreement                      EX-99.e.1.i.

Amendment to Appendix A of the Custodian
Agreement                                   EX-99.g.1.i.

Delegation Agreement between the
Registrant and Investors Bank & Trust
Company                                     EX-99.g.2.

Administration Agreement between the
Registrant and Investors Bank & Trust
Company                                     EX-99.h.1

Transfer Agency Services Agreement
between the Registrant and PFPC Inc.        EX-99.h.2

Selling/Services Agreement between the
Registrant and MGI Fund Distributors, Inc.  EX-99.h.3

Administrative Services Agreement between
the Registrant and Mercer Global
Investments, Inc.                           EX-99.h.4

Legal Opinion of Stradley, Ronon, Stevens
& Young, LLP, counsel to the Registrant     EX-99.i.1.

Consent of Independent Registered Public
Accounting Firm                             EX-99.j.1.

Power of Attorney appointing David M.
Goldenberg, Cynthia Lo Bessette, Bruce G.
Leto and Mark A. Sheehan as
attorneys-in-fact and agents to Phillip
de Cristo, Robert Ash, Adela Cepeda and
Harrison M. Bains                           EX-99.j.2.a

Marketing and Shareholder Services Plan,
related to Class S Shares                   EX-99.m.1

Marketing and Shareholder Services Plan,
related to Class Y-1 Shares                 EX-99.m.2

Multiple Class Plan pursuant to Rule
18f-3, effective May 25, 2006, on behalf
of each series of the Registrant            EX-99.n.1.

Code of Ethics, amended as of December 6,
2005, of Enhanced Investment
Technologies, LLC, sub-adviser of MGI US
Large Cap Growth Equity Fund                EX-99.p.2.

Code of Ethics, amended as of November
15, 2005, of Lord Abbett & Co. LLC,
sub-adviser of MGI US Large Cap Value
Equity Fund                                 EX-99.p.4.

Code of Ethics, amended as of May 16,
2005, of Westfield Capital Management
Company, LLC, sub-adviser of MGI US
Small/Mid Cap Growth Equity Fund            EX-99.p.6.

Code of Ethics, amended as of October 26,
2005, of Grantham, Mayo, Van Otterloo &
Co., LLC, sub-adviser of MGI Non-US Core
Equity Fund                                 EX-99.p.9.

Code of Ethics, amended as of January 13,
2006, of Blackrock Advisors, Inc.,
sub-adviser of MGI Core Opportunistic
Fixed Income Fund                           EX-99.p.10.

Code of Ethics of Aberdeen Asset
Management Inc., sub-adviser of MGI Core
Opportunistic Fixed Income Fund             EX-99.p.13.

Code of Ethics of AllianceBernstein
L.P., sub-adviser of MGI Non-US Core
Equity Fund                                EX-99.p.14.

Code of Ethics of Lazard Asset
Management, sub-adviser of MGI Non-US
Core Equity Fund                           EX-99.p.15.

Code of Ethics of AQR Capital
Management, LLC, sub-adviser of MGI US
Small/Mid Cap Value Equity Fund            EX-99.p.16.

Code of Ethics of NWQ Investment
Management Company, LLC, sub-adviser of
MGI US Small/Mid Cap Value Equity Fund     EX-99.p.17

Code of Ethics of MacKay Shields LLC,
sub-adviser of MGI High Yield Fixed
Income Fund                                 EX-99.p.18.